Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/21	301,818,453	296,097,022
0.63%, 07/15/21	261,595,866	259,203,481
0.13%, 01/15/22	285,825,586	281,774,071
0.13%, 04/15/22	299,919,896	295,969,162
0.13%, 07/15/22	283,219,878	280,472,226
0.13%, 01/15/23	300,967,915	297,146,995
0.63%, 04/15/23	288,836,792	290,694,905
0.38%, 07/15/23	301,858,368	303,427,419
0.63%, 01/15/24	298,510,824	303,235,659
0.50%, 04/15/24	216,991,061	220,119,749
0.13%, 07/15/24	295,523,147	295,981,036
0.13%, 10/15/24	215,256,392	217,696,162
0.25%, 01/15/25	288,195,638	290,615,179
2.38%, 01/15/25	184,723,255	204,878,232
0.38%, 07/15/25	285,192,316	290,933,608
0.63%, 01/15/26	249,035,358	257,133,537
2.00%, 01/15/26	126,600,906	140,805,361
0.13%, 07/15/26	238,602,970	240,765,392
0.38%, 01/15/27	242,621,577	248,180,059
2.38%, 01/15/27	108,554,052	125,704,941
0.38%, 07/15/27	236,326,375	243,105,650
0.50%, 01/15/28	239,602,074	249,464,378
1.75%, 01/15/28	110,731,080	125,911,960
3.63%, 04/15/28	96,418,115	124,134,797
0.75%, 07/15/28	233,031,903	249,229,966
0.88%, 01/15/29	230,632,342	250,659,721
2.50%, 01/15/29	101,673,434	124,720,426
3.88%, 04/15/29	117,258,594	158,088,559
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/15/29	242,121,800	251,559,737
0.13%, 01/15/30	171,133,774	176,269,925
3.38%, 04/15/32	41,289,058	58,386,523
2.13%, 02/15/40	57,723,439	80,677,040
2.13%, 02/15/41	76,119,619	106,029,806
0.75%, 02/15/42	134,120,538	149,794,961
0.63%, 02/15/43	99,097,944	108,721,602
1.38%, 02/15/44	148,331,013	190,258,062
0.75%, 02/15/45	160,977,766	184,226,859
1.00%, 02/15/46	105,670,293	128,218,924
0.88%, 02/15/47	107,387,245	127,866,141
1.00%, 02/15/48	102,013,451	125,563,505
1.00%, 02/15/49	101,460,005	125,910,367
0.25%, 02/15/50	53,654,595	55,241,910
Total Treasuries
(Cost $8,258,228,799)		8,534,875,015
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (a)	68,733,254	68,733,254
Total Other Investment Company
(Cost $68,733,254)		68,733,254
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$8,534,875,015	$—	$8,534,875,015
Other Investment Company[1]	68,733,254	—	—	68,733,254
Total	$68,733,254	$8,534,875,015	$—	$8,603,608,269
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.13%, 05/15/21	1,700,000	1,853,266
8.13%, 08/15/21	5,549,000	6,153,971
8.00%, 11/15/21	19,488,000	21,952,928
7.25%, 08/15/22	9,134,000	10,650,030
7.63%, 11/15/22	5,610,000	6,690,802
7.13%, 02/15/23	9,786,000	11,710,325
Notes
1.25%, 03/31/21	56,797,000	57,437,076
2.25%, 03/31/21	69,865,000	71,337,350
2.38%, 04/15/21	85,548,000	87,524,627
1.38%, 04/30/21	85,958,000	87,091,235
2.25%, 04/30/21	140,914,000	144,145,114
2.63%, 05/15/21	88,824,000	91,310,031
3.13%, 05/15/21	62,458,000	64,554,979
1.38%, 05/31/21	88,542,000	89,825,167
2.00%, 05/31/21	57,898,000	59,152,080
2.13%, 05/31/21	102,139,000	104,496,975
2.63%, 06/15/21	77,493,000	79,825,358
1.13%, 06/30/21	81,638,000	82,652,097
1.63%, 06/30/21	65,833,000	67,048,082
2.13%, 06/30/21	58,045,000	59,494,991
2.63%, 07/15/21	80,375,000	82,921,255
1.13%, 07/31/21	161,159,000	163,204,963
1.75%, 07/31/21	52,575,000	53,679,897
2.25%, 07/31/21	4,844,000	4,976,926
2.13%, 08/15/21	11,034,000	11,327,306
2.75%, 08/15/21	140,149,000	145,059,689
1.13%, 08/31/21	28,375,000	28,748,530
1.50%, 08/31/21	56,503,000	57,551,396
2.00%, 08/31/21	45,994,000	47,160,020
2.75%, 09/15/21	98,045,000	101,660,409
1.13%, 09/30/21	95,455,000	96,769,370
1.50%, 09/30/21	17,188,000	17,520,346
2.13%, 09/30/21	38,553,000	39,659,893
2.88%, 10/15/21	111,514,000	116,076,927
1.25%, 10/31/21	118,204,000	120,147,901
1.50%, 10/31/21	4,516,000	4,608,613
2.00%, 10/31/21	108,045,000	111,102,758
2.00%, 11/15/21	6,582,000	6,776,375
2.88%, 11/15/21	84,556,000	88,190,917
1.50%, 11/30/21	103,109,000	105,328,260
1.75%, 11/30/21	123,381,000	126,530,589
1.88%, 11/30/21	49,950,000	51,338,259
2.63%, 12/15/21	88,844,000	92,493,198
1.63%, 12/31/21	83,903,000	85,962,884
2.00%, 12/31/21	102,661,000	105,847,101
2.13%, 12/31/21	52,887,000	54,641,981
2.50%, 01/15/22	80,922,000	84,220,520
1.38%, 01/31/22	83,362,000	85,120,417
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 01/31/22	48,129,000	49,248,563
1.88%, 01/31/22	86,868,000	89,499,490
2.00%, 02/15/22	61,719,000	63,773,085
2.50%, 02/15/22	69,899,000	72,879,264
1.13%, 02/28/22	55,240,000	56,198,069
1.75%, 02/28/22	56,953,000	58,610,421
1.88%, 02/28/22	57,808,000	59,637,082
2.38%, 03/15/22	78,677,000	81,977,746
0.38%, 03/31/22	20,000,000	20,060,547
1.75%, 03/31/22	60,703,000	62,558,473
1.88%, 03/31/22	48,934,000	50,545,381
2.25%, 04/15/22	72,647,000	75,626,662
1.75%, 04/30/22	57,359,000	59,178,356
1.88%, 04/30/22	71,657,000	74,103,415
1.75%, 05/15/22	52,089,000	53,794,101
2.13%, 05/15/22	81,490,000	84,743,234
1.75%, 05/31/22	79,225,000	81,806,002
1.88%, 05/31/22	57,424,000	59,465,244
1.75%, 06/15/22	79,309,000	81,985,679
1.75%, 06/30/22	69,795,000	72,180,571
2.13%, 06/30/22	61,994,000	64,636,010
1.75%, 07/15/22	86,830,000	89,818,173
1.88%, 07/31/22	64,443,000	66,892,337
2.00%, 07/31/22	134,685,000	140,198,667
1.50%, 08/15/22	97,738,000	100,647,233
1.63%, 08/15/22	111,000	114,625
1.63%, 08/31/22	73,293,000	75,700,789
1.88%, 08/31/22	131,093,000	136,224,063
1.50%, 09/15/22	43,461,000	44,803,877
1.75%, 09/30/22	65,232,000	67,655,267
1.88%, 09/30/22	85,992,000	89,455,194
1.38%, 10/15/22	71,267,000	73,268,601
1.88%, 10/31/22	55,378,000	57,666,669
2.00%, 10/31/22	58,336,000	60,933,775
1.63%, 11/15/22	141,075,000	146,056,711
2.00%, 11/30/22	118,478,000	123,897,443
1.63%, 12/15/22	78,862,000	81,748,472
2.13%, 12/31/22	126,155,000	132,536,669
1.50%, 01/15/23	70,974,000	73,391,552
1.75%, 01/31/23	61,299,000	63,837,162
2.38%, 01/31/23	67,614,000	71,610,093
1.38%, 02/15/23	74,068,000	76,408,664
2.00%, 02/15/23	107,817,000	113,119,407
1.50%, 02/28/23	61,106,000	63,270,967
2.63%, 02/28/23	70,717,000	75,526,308
0.50%, 03/15/23	61,000,000	61,388,399
1.50%, 03/31/23	50,000,000	51,806,641
2.50%, 03/31/23	70,000,000	74,615,625
Total Treasuries
(Cost $6,703,687,291)		6,878,633,962

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (a)	8,578,886	8,578,886
Total Other Investment Company
(Cost $8,578,886)		8,578,886
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$6,878,633,962	$—	$6,878,633,962
Other Investment Company[1]	8,578,886	—	—	8,578,886
Total	$8,578,886	$6,878,633,962	$—	$6,887,212,848
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
6.25%, 08/15/23	7,473,000	8,970,811
7.50%, 11/15/24	9,792,000	12,979,372
7.63%, 02/15/25	3,735,000	5,036,998
6.88%, 08/15/25	3,421,000	4,598,038
6.00%, 02/15/26	8,123,000	10,731,562
6.75%, 08/15/26	3,756,000	5,231,697
6.50%, 11/15/26	5,133,000	7,136,073
6.63%, 02/15/27	3,713,000	5,246,933
6.38%, 08/15/27	3,180,000	4,517,588
6.13%, 11/15/27	13,613,000	19,308,126
5.50%, 08/15/28	7,521,000	10,517,061
5.25%, 11/15/28	8,614,000	11,952,598
5.25%, 02/15/29	6,503,000	9,074,225
6.13%, 08/15/29	4,748,000	7,096,405
Notes
1.75%, 05/15/23	54,148,000	56,586,775
1.63%, 05/31/23	30,331,000	31,588,078
2.75%, 05/31/23	37,819,000	40,739,631
1.38%, 06/30/23	31,026,000	32,093,731
2.63%, 06/30/23	36,885,000	39,648,494
1.25%, 07/31/23	38,269,000	39,458,927
2.75%, 07/31/23	59,984,000	64,831,925
2.50%, 08/15/23	46,708,000	50,150,891
1.38%, 08/31/23	29,850,000	30,928,564
2.75%, 08/31/23	40,241,000	43,570,314
1.38%, 09/30/23	28,084,000	29,114,112
2.88%, 09/30/23	40,063,000	43,642,066
1.63%, 10/31/23	30,939,000	32,383,223
2.88%, 10/31/23	51,217,000	55,890,551
2.75%, 11/15/23	58,985,000	64,132,363
2.13%, 11/30/23	39,112,000	41,671,086
2.88%, 11/30/23	61,740,000	67,487,126
2.25%, 12/31/23	24,590,000	26,349,722
2.63%, 12/31/23	45,360,000	49,247,494
2.25%, 01/31/24	28,281,000	30,349,048
2.50%, 01/31/24	36,696,000	39,726,287
2.75%, 02/15/24	54,825,000	59,904,879
2.13%, 02/29/24	26,134,000	27,949,088
2.38%, 02/29/24	40,567,000	43,785,421
2.13%, 03/31/24	61,930,000	66,325,578
2.00%, 04/30/24	28,825,000	30,753,798
2.25%, 04/30/24	50,167,000	54,045,144
2.50%, 05/15/24	70,004,000	76,173,102
2.00%, 05/31/24	71,095,000	75,957,787
1.75%, 06/30/24	48,451,000	51,314,530
2.00%, 06/30/24	32,307,000	34,544,512
1.75%, 07/31/24	34,670,000	36,748,846
2.13%, 07/31/24	42,498,000	45,713,571
2.38%, 08/15/24	65,193,000	70,905,027
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 08/31/24	40,104,000	41,683,095
1.88%, 08/31/24	27,074,000	28,861,307
1.50%, 09/30/24	45,738,000	48,055,273
2.13%, 09/30/24	36,521,000	39,402,735
1.50%, 10/31/24	36,700,000	38,596,645
2.25%, 10/31/24	32,500,000	35,273,926
2.25%, 11/15/24	71,391,000	77,528,953
1.50%, 11/30/24	33,515,000	35,291,557
2.13%, 11/30/24	30,036,000	32,467,039
1.75%, 12/31/24	36,385,000	38,738,655
2.25%, 12/31/24	30,904,000	33,620,172
1.38%, 01/31/25	45,066,000	47,210,156
2.50%, 01/31/25	29,473,000	32,469,805
2.00%, 02/15/25	66,873,000	72,045,209
1.13%, 02/28/25	35,696,000	37,029,022
2.75%, 02/28/25	31,093,000	34,661,408
0.50%, 03/31/25	32,500,000	32,703,125
2.63%, 03/31/25	29,534,000	32,782,740
2.88%, 04/30/25	35,507,000	39,910,700
2.13%, 05/15/25	71,913,000	78,123,924
2.88%, 05/31/25	32,788,000	36,904,431
2.75%, 06/30/25	34,188,000	38,315,934
2.88%, 07/31/25	35,890,000	40,519,249
2.00%, 08/15/25	71,539,000	77,438,173
2.75%, 08/31/25	33,926,000	38,113,741
3.00%, 09/30/25	32,543,000	37,043,087
3.00%, 10/31/25	32,899,000	37,506,145
2.25%, 11/15/25	63,233,000	69,472,319
2.88%, 11/30/25	30,103,000	34,164,553
2.63%, 12/31/25	31,863,000	35,755,016
2.63%, 01/31/26	38,802,000	43,588,591
1.63%, 02/15/26	62,117,000	66,152,179
2.50%, 02/28/26	27,919,000	31,197,301
2.25%, 03/31/26	29,046,000	32,060,657
2.38%, 04/30/26	26,151,000	29,092,988
1.63%, 05/15/26	59,003,000	62,962,655
2.13%, 05/31/26	36,612,000	40,203,122
1.88%, 06/30/26	46,162,000	50,019,052
1.88%, 07/31/26	22,824,000	24,750,667
1.50%, 08/15/26	79,393,000	84,215,505
1.38%, 08/31/26	25,046,000	26,384,396
1.63%, 09/30/26	30,954,000	33,120,780
1.63%, 10/31/26	30,289,000	32,418,695
2.00%, 11/15/26	64,115,000	70,200,916
1.63%, 11/30/26	33,001,000	35,334,274
1.75%, 12/31/26	33,197,000	35,844,980
1.50%, 01/31/27	34,087,000	36,254,720
2.25%, 02/15/27	70,344,000	78,439,056
1.13%, 02/28/27	32,465,000	33,728,091
0.63%, 03/31/27	38,900,000	39,088,422
2.38%, 05/15/27	80,064,000	90,278,415
2.25%, 08/15/27	53,810,000	60,363,890

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 11/15/27	44,901,000	50,485,562
2.75%, 02/15/28	71,990,000	83,907,720
2.88%, 05/15/28	89,473,000	105,466,299
2.88%, 08/15/28	81,080,000	95,826,425
3.13%, 11/15/28	78,593,000	94,845,787
2.63%, 02/15/29	68,677,000	80,239,417
2.38%, 05/15/29	70,059,000	80,540,484
1.63%, 08/15/29	78,481,000	85,139,622
1.75%, 11/15/29	77,637,000	85,261,196
1.50%, 02/15/30	59,127,000	63,663,150
Total Treasuries
(Cost $4,478,225,267)		4,868,872,286
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (a)	3,731,907	3,731,907
Total Other Investment Company
(Cost $3,731,907)		3,731,907
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$4,868,872,286	$—	$4,868,872,286
Other Investment Company[1]	3,731,907	—	—	3,731,907
Total	$3,731,907	$4,868,872,286	$—	$4,872,604,193
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
6.25%, 05/15/30	193,900	299,136
5.38%, 02/15/31	283,100	420,647
4.50%, 02/15/36	279,200	427,743
4.75%, 02/15/37	119,400	190,191
5.00%, 05/15/37	154,200	252,635
4.38%, 02/15/38	162,200	253,070
4.50%, 05/15/38	183,500	289,787
3.50%, 02/15/39	267,300	379,483
4.25%, 05/15/39	279,200	432,978
4.50%, 08/15/39	298,300	476,628
4.38%, 11/15/39	320,900	507,423
4.63%, 02/15/40	387,900	632,398
4.38%, 05/15/40	347,200	550,936
3.88%, 08/15/40	368,200	551,552
4.25%, 11/15/40	376,000	589,468
4.75%, 02/15/41	420,700	701,189
4.38%, 05/15/41	312,200	499,301
3.75%, 08/15/41	335,200	496,672
3.13%, 11/15/41	338,800	461,642
3.13%, 02/15/42	426,400	581,470
3.00%, 05/15/42	356,000	476,678
2.75%, 08/15/42	532,100	685,120
2.75%, 11/15/42	645,400	832,112
3.13%, 02/15/43	651,700	889,621
2.88%, 05/15/43	906,900	1,192,219
3.63%, 08/15/43	733,400	1,079,244
3.75%, 11/15/43	818,600	1,228,795
3.63%, 02/15/44	964,100	1,423,780
3.38%, 05/15/44	898,200	1,281,268
3.13%, 08/15/44	949,700	1,306,654
3.00%, 11/15/44	976,900	1,319,578
2.50%, 02/15/45	995,700	1,238,013
3.00%, 05/15/45	947,600	1,283,702
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 08/15/45	978,800	1,304,175
3.00%, 11/15/45	957,900	1,306,561
2.50%, 02/15/46	899,800	1,126,156
2.50%, 05/15/46	899,900	1,127,687
2.25%, 08/15/46	916,900	1,099,062
2.88%, 11/15/46	859,500	1,158,109
3.00%, 02/15/47	908,500	1,250,607
3.00%, 05/15/47	894,200	1,234,764
2.75%, 08/15/47	851,700	1,123,312
2.75%, 11/15/47	881,400	1,164,412
3.00%, 02/15/48	994,500	1,374,197
3.13%, 05/15/48	1,049,600	1,482,970
3.00%, 08/15/48	1,127,600	1,562,519
3.38%, 11/15/48	1,169,200	1,728,041
3.00%, 02/15/49	1,200,600	1,667,990
2.88%, 05/15/49	1,193,800	1,625,340
2.25%, 08/15/49	1,199,900	1,454,879
2.38%, 11/15/49	1,183,100	1,472,960
2.00%, 02/15/50	839,900	973,365
Total Treasuries
(Cost $43,259,823)		48,468,239
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (a)	434	434
Total Other Investment Company
(Cost $434)		434
(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$48,468,239	$—	$48,468,239
Other Investment Company[1]	434	—	—	434
Total	$434	$48,468,239	$—	$48,468,673
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 23.7% of net assets

Financial Institutions 7.6%
Banking 5.5%
Ally Financial, Inc.
4.25%, 04/15/21	175,000	173,561
4.13%, 02/13/22	200,000	198,536
4.63%, 05/19/22	150,000	147,278
3.88%, 05/21/24 (a)	250,000	239,901
5.13%, 09/30/24	150,000	147,677
4.63%, 03/30/25	150,000	143,660
8.00%, 11/01/31	600,000	695,703
8.00%, 11/01/31	250,000	261,931
American Express Co.
3.38%, 05/17/21 (a)	350,000	354,317
3.70%, 11/05/21 (a)	250,000	256,039
2.75%, 05/20/22 (a)	675,000	686,080
2.50%, 08/01/22 (a)	700,000	705,761
2.65%, 12/02/22	450,000	456,980
3.40%, 02/27/23 (a)	500,000	516,203
3.70%, 08/03/23 (a)	600,000	631,809
3.40%, 02/22/24 (a)	325,000	337,457
2.50%, 07/30/24 (a)	550,000	556,295
3.00%, 10/30/24 (a)	650,000	679,936
4.20%, 11/06/25 (a)	250,000	282,825
3.13%, 05/20/26 (a)	50,000	52,001
4.05%, 12/03/42	500,000	595,800
American Express Credit Corp.
2.25%, 05/05/21 (a)	600,000	601,905
2.70%, 03/03/22 (a)	400,000	404,048
3.30%, 05/03/27 (a)	550,000	578,836
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	650,000	651,261
2.63%, 05/19/22	650,000	658,200
2.63%, 11/09/22	750,000	762,431
Banco Santander S.A.
3.50%, 04/11/22	200,000	199,268
3.13%, 02/23/23	200,000	196,712
3.85%, 04/12/23	800,000	800,996
2.71%, 06/27/24	200,000	195,782
5.18%, 11/19/25	400,000	409,590
4.25%, 04/11/27	200,000	203,536
3.80%, 02/23/28	600,000	589,683
4.38%, 04/12/28	200,000	205,398
3.31%, 06/27/29	600,000	578,712
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	313,248
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America Corp.
2.63%, 04/19/21	750,000	754,691
5.00%, 05/13/21	1,450,000	1,496,117
3.50%, 05/17/22 (a)(b)	150,000	151,916
2.50%, 10/21/22 (a)	1,500,000	1,502,715
3.30%, 01/11/23	1,700,000	1,760,129
3.12%, 01/20/23 (a)(b)	2,750,000	2,782,367
2.88%, 04/24/23 (a)(b)	350,000	353,812
4.10%, 07/24/23	500,000	534,867
3.00%, 12/20/23 (a)(b)	700,000	714,731
4.13%, 01/22/24	750,000	800,576
3.55%, 03/05/24 (a)(b)	150,000	155,627
4.00%, 04/01/24	550,000	588,571
3.86%, 07/23/24 (a)(b)	750,000	783,645
4.20%, 08/26/24	950,000	1,007,527
4.00%, 01/22/25	750,000	787,387
3.46%, 03/15/25 (a)(b)	575,000	594,691
3.95%, 04/21/25	500,000	523,932
3.88%, 08/01/25	2,300,000	2,465,266
3.09%, 10/01/25 (a)(b)	350,000	358,575
2.46%, 10/22/25 (a)(b)	350,000	349,853
2.02%, 02/13/26 (a)(b)	500,000	488,860
4.45%, 03/03/26	500,000	543,462
4.25%, 10/22/26	650,000	691,203
3.56%, 04/23/27 (a)(b)	750,000	787,897
3.25%, 10/21/27 (a)	1,000,000	1,058,305
4.18%, 11/25/27 (a)	700,000	740,645
3.82%, 01/20/28 (a)(b)	250,000	262,644
3.71%, 04/24/28 (a)(b)	500,000	520,847
3.59%, 07/21/28 (a)(b)	850,000	882,041
3.42%, 12/20/28 (a)(b)	1,700,000	1,752,802
3.97%, 03/05/29 (a)(b)	1,000,000	1,060,135
4.27%, 07/23/29 (a)(b)	450,000	489,863
3.97%, 02/07/30 (a)(b)	750,000	810,030
3.19%, 07/23/30 (a)(b)	450,000	460,278
2.88%, 10/22/30 (a)(b)	800,000	800,832
2.50%, 02/13/31 (a)(b)	1,000,000	969,135
6.11%, 01/29/37	650,000	819,484
4.24%, 04/24/38 (a)(b)	1,550,000	1,740,022
7.75%, 05/14/38	550,000	833,734
4.08%, 04/23/40 (a)(b)	500,000	557,402
5.88%, 02/07/42	500,000	700,865
5.00%, 01/21/44	750,000	955,099
4.75%, 04/21/45	200,000	220,462
4.44%, 01/20/48 (a)(b)	750,000	916,526
3.95%, 01/23/49 (a)(b)	400,000	440,298
4.33%, 03/15/50 (a)(b)	1,150,000	1,365,498
4.08%, 03/20/51 (a)(b)	1,600,000	1,822,696
Bank of America NA
6.00%, 10/15/36	600,000	810,336

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Montreal
3.10%, 04/13/21	500,000	505,353
1.90%, 08/27/21	250,000	250,330
2.90%, 03/26/22	450,000	456,818
2.35%, 09/11/22	1,050,000	1,063,303
2.55%, 11/06/22 (a)	500,000	512,033
3.30%, 02/05/24	500,000	517,790
2.50%, 06/28/24	300,000	303,108
4.34%, 10/05/28 (a)(b)	150,000	153,194
3.80%, 12/15/32 (a)(b)	404,000	394,340
Bank of New York Mellon Corp.
2.05%, 05/03/21 (a)	461,000	463,439
2.60%, 02/07/22 (a)	750,000	760,372
1.95%, 08/23/22	750,000	754,556
1.85%, 01/27/23 (a)	300,000	300,474
2.95%, 01/29/23 (a)	500,000	512,145
3.50%, 04/28/23	250,000	261,125
2.20%, 08/16/23 (a)	500,000	504,768
3.25%, 09/11/24 (a)	350,000	365,530
2.10%, 10/24/24	250,000	252,365
3.00%, 02/24/25 (a)	250,000	260,423
3.95%, 11/18/25 (a)	1,000,000	1,086,095
2.45%, 08/17/26 (a)	200,000	202,061
3.25%, 05/16/27 (a)	300,000	313,458
3.40%, 01/29/28 (a)	250,000	260,474
3.44%, 02/07/28 (a)(b)	300,000	314,504
3.00%, 10/30/28 (a)	350,000	349,158
Bank of Nova Scotia
2.45%, 03/22/21	500,000	502,063
3.13%, 04/20/21	750,000	757,946
2.70%, 03/07/22	700,000	715,701
2.45%, 09/19/22	250,000	254,363
2.00%, 11/15/22	200,000	200,128
2.38%, 01/18/23	250,000	251,309
1.95%, 02/01/23	350,000	348,712
3.40%, 02/11/24	300,000	313,752
2.20%, 02/03/25	400,000	402,174
4.50%, 12/16/25	300,000	315,482
2.70%, 08/03/26	400,000	409,238
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	209,796
Barclays PLC
3.68%, 01/10/23 (a)	750,000	756,300
4.61%, 02/15/23 (a)(b)	950,000	964,706
4.34%, 05/16/24 (a)(b)	750,000	755,501
4.38%, 09/11/24	200,000	200,067
3.65%, 03/16/25	800,000	799,284
3.93%, 05/07/25 (a)(b)	700,000	706,345
4.38%, 01/12/26	700,000	727,699
5.20%, 05/12/26	650,000	683,166
4.34%, 01/10/28 (a)	400,000	409,980
4.84%, 05/09/28 (a)	500,000	511,230
4.97%, 05/16/29 (a)(b)	750,000	805,200
5.09%, 06/20/30 (a)(b)	250,000	254,573
5.25%, 08/17/45	500,000	571,665
4.95%, 01/10/47	500,000	571,327
BBVA USA
3.50%, 06/11/21 (a)	250,000	249,605
2.88%, 06/29/22 (a)	250,000	247,133
2.50%, 08/27/24 (a)	250,000	239,081
3.88%, 04/10/25 (a)	250,000	236,998
BNP Paribas S.A.
3.25%, 03/03/23	375,000	389,288
4.25%, 10/15/24	300,000	310,625
BPCE S.A.
4.00%, 04/15/24	750,000	799,672
3.38%, 12/02/26	250,000	250,879
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	253,940
2.61%, 07/22/23 (a)(b)	100,000	99,558
3.50%, 09/13/23	700,000	738,097
3.10%, 04/02/24	250,000	257,399
2.25%, 01/28/25	250,000	249,444
Capital One Bank USA NA
2.01%, 01/27/23 (a)(b)	400,000	391,178
3.38%, 02/15/23	250,000	243,624
2.28%, 01/28/26 (a)(b)	250,000	227,861
Capital One Financial Corp.
4.75%, 07/15/21	550,000	562,999
3.05%, 03/09/22 (a)	500,000	497,940
3.50%, 06/15/23	2,000,000	2,007,380
3.90%, 01/29/24 (a)	250,000	252,919
3.30%, 10/30/24 (a)	200,000	198,319
3.20%, 02/05/25 (a)	500,000	504,620
4.20%, 10/29/25 (a)	550,000	545,564
3.75%, 07/28/26 (a)	550,000	532,458
3.75%, 03/09/27 (a)	250,000	244,910
3.80%, 01/31/28 (a)	350,000	345,118
Capital One NA
2.25%, 09/13/21 (a)	750,000	733,789
2.15%, 09/06/22 (a)	500,000	487,273
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	215,735
Citibank NA
3.40%, 07/23/21 (a)	500,000	509,325
2.84%, 05/20/22 (a)(b)	500,000	500,555
3.65%, 01/23/24 (a)	850,000	892,521
Citigroup, Inc.
2.35%, 08/02/21	250,000	250,484
2.90%, 12/08/21 (a)	1,150,000	1,160,269
4.50%, 01/14/22	1,300,000	1,350,472
2.75%, 04/25/22 (a)	1,150,000	1,163,024
4.05%, 07/30/22	100,000	102,564
2.70%, 10/27/22 (a)	250,000	251,880
2.31%, 11/04/22 (a)(b)	500,000	500,650
3.14%, 01/24/23 (a)(b)	1,000,000	1,008,860
2.88%, 07/24/23 (a)(b)	1,200,000	1,206,234
3.88%, 10/25/23	250,000	260,820
4.04%, 06/01/24 (a)(b)	450,000	473,110
3.75%, 06/16/24	500,000	520,752
4.00%, 08/05/24	250,000	258,836
3.88%, 03/26/25	450,000	463,122
3.35%, 04/24/25 (a)(b)	550,000	565,612
3.30%, 04/27/25	765,000	798,465
4.40%, 06/10/25	750,000	817,065
5.50%, 09/13/25	1,000,000	1,136,030
3.70%, 01/12/26	750,000	797,959
3.40%, 05/01/26	250,000	261,066
3.20%, 10/21/26 (a)	1,000,000	1,038,625
4.30%, 11/20/26	500,000	529,475
4.45%, 09/29/27	1,150,000	1,200,289
3.89%, 01/10/28 (a)(b)	750,000	787,001
3.67%, 07/24/28 (a)(b)	1,250,000	1,293,881
4.13%, 07/25/28	550,000	570,597
3.52%, 10/27/28 (a)(b)	600,000	613,017
4.08%, 04/23/29 (a)(b)	200,000	211,436
3.98%, 03/20/30 (a)(b)	950,000	1,003,143
2.98%, 11/05/30 (a)(b)	900,000	877,621
2.67%, 01/29/31 (a)(b)	750,000	729,266
4.41%, 03/31/31 (a)(b)	1,150,000	1,267,087
6.63%, 06/15/32	250,000	316,159
5.88%, 02/22/33	250,000	286,010
6.00%, 10/31/33	200,000	229,138
3.88%, 01/24/39 (a)(b)	950,000	1,011,365

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.13%, 07/15/39	300,000	472,220
5.32%, 03/26/41 (a)(b)	400,000	506,068
6.68%, 09/13/43	300,000	397,590
5.30%, 05/06/44	300,000	350,202
4.65%, 07/30/45	450,000	544,655
4.75%, 05/18/46	650,000	709,316
4.28%, 04/24/48 (a)(b)	350,000	385,884
4.65%, 07/23/48 (a)	800,000	970,208
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	249,893
3.25%, 02/14/22 (a)	500,000	507,140
2.65%, 05/26/22 (a)	250,000	250,569
3.70%, 03/29/23 (a)	250,000	256,291
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	261,723
2.85%, 07/27/26 (a)	150,000	146,999
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	102,915
4.00%, 02/01/29 (a)	400,000	397,518
Commonwealth Bank of Australia
2.55%, 03/15/21	300,000	299,586
Cooperatieve Rabobank UA
3.13%, 04/26/21	250,000	251,919
2.75%, 01/10/22	500,000	504,648
3.88%, 02/08/22	1,250,000	1,289,331
2.75%, 01/10/23	250,000	250,970
4.63%, 12/01/23	450,000	463,590
3.38%, 05/21/25	750,000	788,336
4.38%, 08/04/25	500,000	506,373
3.75%, 07/21/26	250,000	241,754
5.25%, 05/24/41	700,000	1,023,907
5.75%, 12/01/43	250,000	323,394
5.25%, 08/04/45	500,000	633,075
Credit Suisse AG
3.00%, 10/29/21	250,000	252,194
3.63%, 09/09/24	1,050,000	1,101,749
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	900,000	905,958
3.80%, 09/15/22	500,000	506,925
3.80%, 06/09/23	600,000	617,622
3.75%, 03/26/25	1,500,000	1,513,245
4.55%, 04/17/26	750,000	791,647
4.88%, 05/15/45	500,000	608,287
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	355,831
Deutsche Bank AG
4.25%, 10/14/21	1,300,000	1,241,155
3.30%, 11/16/22	500,000	492,560
3.95%, 02/27/23	1,000,000	994,900
3.70%, 05/30/24	99,000	91,474
3.70%, 05/30/24	250,000	242,764
3.96%, 11/26/25 (a)(b)	450,000	417,420
4.10%, 01/13/26	400,000	371,090
Discover Bank
4.20%, 08/08/23	250,000	260,099
2.45%, 09/12/24 (a)	250,000	238,040
4.68%, 08/09/28 (a)(b)	250,000	255,528
4.65%, 09/13/28 (a)	1,000,000	1,010,410
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,531,680
Fifth Third Bancorp
2.60%, 06/15/22 (a)	450,000	449,222
4.30%, 01/16/24 (a)	250,000	264,173
3.65%, 01/25/24 (a)	575,000	599,682
3.95%, 03/14/28 (a)	150,000	159,877
8.25%, 03/01/38	350,000	491,015
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fifth Third Bank
2.25%, 06/14/21 (a)	510,000	511,510
1.80%, 01/30/23 (a)	500,000	496,910
3.95%, 07/28/25 (a)	250,000	266,211
3.85%, 03/15/26 (a)	500,000	536,290
First Republic Bank
2.50%, 06/06/22 (a)	250,000	257,821
4.63%, 02/13/47 (a)	250,000	281,390
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	420,534
Goldman Sachs Group, Inc.
2.63%, 04/25/21 (a)	750,000	751,327
5.25%, 07/27/21	1,262,000	1,308,334
2.35%, 11/15/21 (a)	950,000	948,779
5.75%, 01/24/22	1,100,000	1,167,292
3.00%, 04/26/22 (a)	1,300,000	1,309,353
2.88%, 10/31/22 (a)(b)	1,000,000	1,003,310
3.63%, 01/22/23	1,000,000	1,031,460
3.20%, 02/23/23 (a)	600,000	612,513
2.91%, 06/05/23 (a)(b)	250,000	250,840
2.91%, 07/24/23 (a)(b)	1,000,000	1,008,590
3.63%, 02/20/24 (a)	600,000	627,570
4.00%, 03/03/24	550,000	577,549
3.85%, 07/08/24 (a)	650,000	676,513
3.50%, 01/23/25 (a)	1,000,000	1,024,455
3.50%, 04/01/25 (a)	1,100,000	1,126,939
3.75%, 05/22/25 (a)	500,000	516,403
3.27%, 09/29/25 (a)(b)	800,000	808,120
4.25%, 10/21/25	750,000	779,340
3.50%, 11/16/26 (a)	650,000	669,542
5.95%, 01/15/27	265,000	304,599
3.85%, 01/26/27 (a)	1,100,000	1,127,247
3.69%, 06/05/28 (a)(b)	1,000,000	1,024,595
3.81%, 04/23/29 (a)(b)	1,200,000	1,242,270
4.22%, 05/01/29 (a)(b)	950,000	1,006,088
2.60%, 02/07/30 (a)	700,000	661,545
3.80%, 03/15/30 (a)	200,000	209,466
6.13%, 02/15/33	150,000	195,276
6.45%, 05/01/36	500,000	627,360
6.75%, 10/01/37	1,600,000	2,145,528
4.02%, 10/31/38 (a)(b)	800,000	827,388
4.41%, 04/23/39 (a)(b)	900,000	944,091
6.25%, 02/01/41	800,000	1,104,776
4.80%, 07/08/44 (a)	525,000	631,583
5.15%, 05/22/45	600,000	693,351
4.75%, 10/21/45 (a)	500,000	598,262
HSBC Bank USA NA
7.00%, 01/15/39	250,000	337,114
HSBC Holdings PLC
3.40%, 03/08/21	830,000	835,063
5.10%, 04/05/21	850,000	869,609
2.95%, 05/25/21	1,000,000	1,001,790
2.65%, 01/05/22	1,150,000	1,148,723
4.88%, 01/14/22	350,000	360,633
4.00%, 03/30/22	500,000	512,945
3.26%, 03/13/23 (a)(b)	1,050,000	1,048,446
3.60%, 05/25/23	700,000	711,161
4.25%, 03/14/24	950,000	988,584
3.95%, 05/18/24 (a)(b)	250,000	255,808
3.80%, 03/11/25 (a)(b)	500,000	512,253
4.25%, 08/18/25	400,000	413,758
2.63%, 11/07/25 (a)(b)	250,000	246,233
4.30%, 03/08/26	1,300,000	1,381,360
3.90%, 05/25/26	1,100,000	1,150,039
4.29%, 09/12/26 (a)(b)	1,000,000	1,038,110
4.38%, 11/23/26	500,000	529,755
4.04%, 03/13/28 (a)(b)	500,000	510,558
4.58%, 06/19/29 (a)(b)	1,250,000	1,327,787

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.95%, 03/31/30	600,000	661,704
3.97%, 05/22/30 (a)(b)	800,000	811,020
7.63%, 05/17/32	287,000	372,648
6.50%, 05/02/36	650,000	794,141
6.50%, 09/15/37	650,000	786,714
6.80%, 06/01/38	550,000	687,665
6.10%, 01/14/42	200,000	255,120
5.25%, 03/14/44	595,000	717,275
HSBC USA, Inc.
3.50%, 06/23/24	200,000	202,807
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	500,000	501,168
2.30%, 01/14/22 (a)	50,000	49,584
2.63%, 08/06/24 (a)	250,000	253,049
4.00%, 05/15/25 (a)	250,000	262,730
2.55%, 02/04/30 (a)	250,000	228,518
Huntington National Bank
3.25%, 05/14/21 (a)	250,000	252,010
2.50%, 08/07/22 (a)	250,000	250,898
3.55%, 10/06/23 (a)	500,000	522,132
ING Groep N.V.
3.15%, 03/29/22	800,000	802,352
4.10%, 10/02/23	200,000	205,562
3.55%, 04/09/24	250,000	251,820
3.95%, 03/29/27	500,000	509,048
4.55%, 10/02/28	500,000	531,490
4.05%, 04/09/29	255,000	264,323
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	198,537
JPMorgan Chase & Co.
2.55%, 03/01/21 (a)	200,000	200,720
4.63%, 05/10/21	1,500,000	1,540,320
2.30%, 08/15/21 (a)	750,000	745,357
4.35%, 08/15/21	2,250,000	2,315,025
4.50%, 01/24/22	600,000	627,738
3.25%, 09/23/22	850,000	874,259
2.97%, 01/15/23 (a)	500,000	508,010
3.20%, 01/25/23	1,291,000	1,330,621
3.21%, 04/01/23 (a)(b)	250,000	254,540
3.38%, 05/01/23	1,375,000	1,428,109
2.70%, 05/18/23 (a)	250,000	257,214
3.88%, 02/01/24	1,020,000	1,091,890
3.56%, 04/23/24 (a)(b)	700,000	732,942
3.63%, 05/13/24	500,000	531,820
3.80%, 07/23/24 (a)(b)	1,390,000	1,457,081
3.88%, 09/10/24	900,000	950,872
4.02%, 12/05/24 (a)(b)	700,000	742,318
3.13%, 01/23/25 (a)	1,000,000	1,036,860
3.22%, 03/01/25 (a)(b)	350,000	359,935
3.90%, 07/15/25 (a)	450,000	485,615
2.30%, 10/15/25 (a)(b)	250,000	249,620
2.01%, 03/13/26 (a)(b)	700,000	697,434
3.30%, 04/01/26 (a)	925,000	967,397
3.20%, 06/15/26 (a)	799,000	833,249
2.95%, 10/01/26 (a)	725,000	749,577
4.13%, 12/15/26	500,000	551,927
3.96%, 01/29/27 (a)(b)	200,000	215,825
4.25%, 10/01/27	493,000	534,291
3.63%, 12/01/27 (a)	500,000	529,592
3.78%, 02/01/28 (a)(b)	1,250,000	1,330,350
3.54%, 05/01/28 (a)(b)	1,350,000	1,412,775
3.51%, 01/23/29 (a)(b)	750,000	783,652
4.01%, 04/23/29 (a)(b)	750,000	810,262
4.20%, 07/23/29 (a)(b)	650,000	713,339
4.45%, 12/05/29 (a)(b)	750,000	840,600
3.70%, 05/06/30 (a)(b)	700,000	742,812
2.74%, 10/15/30 (a)(b)	1,200,000	1,207,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.49%, 03/24/31 (a)(b)	900,000	1,039,927
6.40%, 05/15/38	900,000	1,288,552
3.88%, 07/24/38 (a)(b)	850,000	949,552
5.50%, 10/15/40	500,000	680,472
5.60%, 07/15/41	200,000	278,233
5.40%, 01/06/42 (c)	500,000	693,427
5.63%, 08/16/43	450,000	600,559
4.85%, 02/01/44	400,000	523,354
4.95%, 06/01/45	400,000	501,510
4.26%, 02/22/48 (a)(b)	750,000	874,200
4.03%, 07/24/48 (a)(b)	500,000	558,360
3.96%, 11/15/48 (a)(b)	1,200,000	1,395,912
3.90%, 01/23/49 (a)(b)	500,000	577,215
KeyBank NA
2.50%, 11/22/21	250,000	252,666
3.30%, 02/01/22	350,000	356,657
2.40%, 06/09/22	250,000	249,313
2.30%, 09/14/22	250,000	250,639
3.38%, 03/07/23	250,000	260,833
1.25%, 03/10/23	250,000	245,758
3.30%, 06/01/25	250,000	260,564
KeyCorp
5.10%, 03/24/21	250,000	254,919
4.10%, 04/30/28	1,000,000	1,055,005
2.55%, 10/01/29	250,000	225,003
Lloyds Bank PLC
3.30%, 05/07/21	250,000	250,261
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,246,331
3.00%, 01/11/22	250,000	247,530
2.86%, 03/17/23 (a)(b)	450,000	443,576
4.05%, 08/16/23	500,000	510,340
2.91%, 11/07/23 (a)(b)	500,000	491,455
4.50%, 11/04/24	800,000	808,612
4.58%, 12/10/25	200,000	203,183
2.44%, 02/05/26 (a)(b)	200,000	189,835
4.65%, 03/24/26	1,250,000	1,268,731
3.75%, 01/11/27	400,000	406,892
4.38%, 03/22/28	1,300,000	1,373,112
3.57%, 11/07/28 (a)(b)	450,000	443,810
4.34%, 01/09/48	600,000	617,961
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	251,983
2.90%, 02/06/25 (a)	250,000	258,290
3.40%, 08/17/27	250,000	258,926
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	523,000	523,740
2.19%, 09/13/21	1,491,000	1,485,580
3.22%, 03/07/22	600,000	609,540
2.62%, 07/18/22	700,000	700,644
2.67%, 07/25/22	250,000	251,370
3.46%, 03/02/23	377,000	387,219
3.76%, 07/26/23	250,000	259,195
3.41%, 03/07/24	500,000	517,120
2.80%, 07/18/24	300,000	302,234
2.19%, 02/25/25	550,000	549,249
3.78%, 03/02/25	250,000	260,981
3.85%, 03/01/26	750,000	790,024
3.68%, 02/22/27	200,000	207,824
3.29%, 07/25/27	1,100,000	1,109,141
3.96%, 03/02/28	250,000	265,194
3.74%, 03/07/29	1,000,000	1,062,505
3.20%, 07/18/29	550,000	556,215
2.56%, 02/25/30	400,000	384,630
4.29%, 07/26/38	300,000	320,505
4.15%, 03/07/39	150,000	154,870
3.75%, 07/18/39	500,000	482,733

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	700,000	700,273
2.60%, 09/11/22	550,000	550,330
3.55%, 03/05/23	250,000	254,826
2.72%, 07/16/23 (a)(b)	300,000	299,588
3.92%, 09/11/24 (a)(b)	250,000	259,818
2.23%, 05/25/26 (a)(b)	400,000	392,500
3.66%, 02/28/27	600,000	613,293
3.17%, 09/11/27	700,000	702,264
4.25%, 09/11/29 (a)(b)	500,000	534,082
3.15%, 07/16/30 (a)(b)	250,000	244,426
2.87%, 09/13/30 (a)(b)	200,000	192,299
2.59%, 05/25/31 (a)(b)	200,000	188,453
Morgan Stanley
2.50%, 04/21/21	500,000	500,375
5.50%, 07/28/21	750,000	779,711
2.63%, 11/17/21	1,250,000	1,255,637
2.75%, 05/19/22	602,000	606,328
4.88%, 11/01/22	1,000,000	1,047,660
3.13%, 01/23/23	1,300,000	1,332,552
3.75%, 02/25/23	500,000	518,330
4.10%, 05/22/23	750,000	769,804
3.74%, 04/24/24 (a)(b)	1,000,000	1,039,315
3.88%, 04/29/24	1,000,000	1,060,020
3.70%, 10/23/24	750,000	793,725
2.72%, 07/22/25 (a)(b)	340,000	342,152
4.00%, 07/23/25	1,600,000	1,710,544
5.00%, 11/24/25	650,000	710,733
3.88%, 01/27/26	200,000	214,241
3.13%, 07/27/26	1,100,000	1,145,980
6.25%, 08/09/26	100,000	120,217
4.35%, 09/08/26	1,050,000	1,140,904
3.63%, 01/20/27	1,100,000	1,179,068
3.95%, 04/23/27	50,000	51,646
3.59%, 07/22/28 (a)(b)	1,250,000	1,301,787
3.77%, 01/24/29 (a)(b)	850,000	894,803
4.43%, 01/23/30 (a)(b)	1,150,000	1,274,591
2.70%, 01/22/31 (a)(b)	1,250,000	1,222,906
3.62%, 04/01/31 (a)(b)	700,000	734,083
7.25%, 04/01/32	400,000	563,382
3.97%, 07/22/38 (a)(b)	500,000	535,267
4.46%, 04/22/39 (a)(b)	250,000	284,715
6.38%, 07/24/42	700,000	1,008,924
4.30%, 01/27/45	850,000	1,016,353
4.38%, 01/22/47	700,000	856,012
5.60%, 03/24/51 (a)(b)	500,000	696,037
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	196,147
3.00%, 02/10/25 (a)	250,000	229,318
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	250,909
2.10%, 12/09/22 (a)	250,000	245,504
National Australia Bank Ltd.
1.88%, 07/12/21	350,000	348,091
2.80%, 01/10/22	250,000	253,059
2.50%, 05/22/22	500,000	503,783
3.00%, 01/20/23	250,000	255,684
2.88%, 04/12/23	500,000	509,915
3.63%, 06/20/23	250,000	260,794
3.38%, 01/14/26	500,000	527,705
2.50%, 07/12/26	250,000	251,929
National Bank of Canada
2.10%, 02/01/23	350,000	343,651
Northern Trust Corp.
3.95%, 10/30/25	500,000	502,080
3.65%, 08/03/28 (a)	250,000	280,564
3.15%, 05/03/29 (a)	250,000	264,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	173,307
PNC Bank NA
2.15%, 04/29/21 (a)	500,000	500,418
2.55%, 12/09/21 (a)	500,000	505,513
2.63%, 02/17/22 (a)	350,000	353,836
2.23%, 07/22/22 (a)(b)	250,000	250,296
2.70%, 11/01/22 (a)	250,000	252,660
2.95%, 01/30/23 (a)	1,000,000	1,019,820
3.50%, 06/08/23 (a)	250,000	259,096
3.80%, 07/25/23 (a)	500,000	528,040
3.30%, 10/30/24 (a)	250,000	259,956
3.25%, 06/01/25 (a)	250,000	263,981
3.10%, 10/25/27 (a)	300,000	309,288
3.25%, 01/22/28 (a)	250,000	258,230
4.05%, 07/26/28	750,000	813,161
2.70%, 10/22/29	250,000	240,798
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	254,660
2.85%, 11/09/22	200,000	202,627
3.50%, 01/23/24 (a)	450,000	467,073
2.20%, 11/01/24 (a)	300,000	307,017
2.60%, 07/23/26 (a)	100,000	101,634
3.15%, 05/19/27 (a)	100,000	104,527
3.45%, 04/23/29 (a)	250,000	256,603
2.55%, 01/22/30 (a)	650,000	632,898
Regions Bank
2.75%, 04/01/21 (a)	250,000	248,758
6.45%, 06/26/37	250,000	321,080
Regions Financial Corp.
2.75%, 08/14/22 (a)	750,000	743,445
Royal Bank of Canada
3.20%, 04/30/21	750,000	759,030
2.75%, 02/01/22	1,050,000	1,071,488
2.80%, 04/29/22	70,000	71,036
3.70%, 10/05/23	500,000	525,367
2.55%, 07/16/24	300,000	304,506
2.25%, 11/01/24	450,000	452,072
4.65%, 01/27/26	250,000	271,560
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,250,000	1,283,031
3.50%, 05/15/23 (a)(b)	500,000	499,005
3.88%, 09/12/23	250,000	256,604
5.13%, 05/28/24	1,250,000	1,259,394
4.52%, 06/25/24 (a)(b)	350,000	356,708
4.27%, 03/22/25 (a)(b)	700,000	709,240
4.80%, 04/05/26	600,000	647,286
4.89%, 05/18/29 (a)(b)	1,000,000	1,063,400
3.75%, 11/01/29 (a)(b)	200,000	184,829
5.08%, 01/27/30 (a)(b)	450,000	488,761
4.45%, 05/08/30 (a)(b)	250,000	260,326
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	988,505
3.40%, 01/18/23 (a)	100,000	96,640
4.50%, 07/17/25 (a)	500,000	513,143
4.40%, 07/13/27 (a)	400,000	386,690
Santander UK Group Holdings PLC
2.88%, 08/05/21	250,000	248,844
3.37%, 01/05/24 (a)(b)	2,000,000	1,982,560
Santander UK PLC
3.40%, 06/01/21	600,000	602,007
4.00%, 03/13/24	350,000	359,538
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	400,000	400,156
1.88%, 09/13/21	500,000	495,233

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Street Corp.
4.38%, 03/07/21	250,000	255,591
2.83%, 03/30/23 (a)(b)(d)	500,000	505,420
3.10%, 05/15/23	250,000	256,449
3.70%, 11/20/23	200,000	210,190
3.78%, 12/03/24 (a)(b)	250,000	262,109
3.30%, 12/16/24	500,000	517,743
3.55%, 08/18/25	571,000	591,393
2.35%, 11/01/25 (a)(b)	300,000	294,626
2.65%, 05/19/26	250,000	257,571
4.14%, 12/03/29 (a)(b)	500,000	552,935
2.40%, 01/24/30	250,000	243,030
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	252,513
3.40%, 07/11/24	500,000	516,883
3.65%, 07/23/25	250,000	263,836
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	1,450,000	1,452,624
2.85%, 01/11/22	500,000	503,153
2.78%, 07/12/22	350,000	353,101
3.10%, 01/17/23	1,000,000	1,011,935
3.94%, 10/16/23	250,000	260,825
2.70%, 07/16/24	650,000	651,677
2.45%, 09/27/24	350,000	347,436
2.35%, 01/15/25	450,000	445,541
3.78%, 03/09/26	450,000	476,602
2.63%, 07/14/26	1,000,000	989,735
3.01%, 10/19/26	1,000,000	1,012,285
3.45%, 01/11/27	300,000	307,860
3.36%, 07/12/27	350,000	356,442
3.94%, 07/19/28	250,000	266,291
4.31%, 10/16/28	250,000	273,424
3.04%, 07/16/29	1,150,000	1,145,388
2.72%, 09/27/29	200,000	195,165
2.75%, 01/15/30	450,000	439,679
SVB Financial Group
3.50%, 01/29/25	100,000	103,615
Svenska Handelsbanken AB
2.45%, 03/30/21	500,000	501,030
3.35%, 05/24/21	500,000	505,128
3.90%, 11/20/23	650,000	692,026
Synchrony Bank
3.65%, 05/24/21 (a)	300,000	301,047
3.00%, 06/15/22 (a)	750,000	721,571
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	155,883
4.25%, 08/15/24 (a)	250,000	243,476
3.70%, 08/04/26 (a)	150,000	134,957
3.95%, 12/01/27 (a)	550,000	505,568
5.15%, 03/19/29 (a)	350,000	374,318
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	251,261
Toronto-Dominion Bank
2.13%, 04/07/21	350,000	350,432
3.25%, 06/11/21	500,000	509,733
1.80%, 07/13/21	300,000	301,518
1.90%, 12/01/22	450,000	449,966
3.50%, 07/19/23	1,250,000	1,324,537
3.25%, 03/11/24	300,000	316,331
2.65%, 06/12/24	500,000	508,975
Truist Bank
2.63%, 01/15/22 (a)	250,000	251,469
2.80%, 05/17/22 (a)	655,000	665,205
2.45%, 08/01/22 (a)	500,000	502,538
3.00%, 02/02/23 (a)	150,000	153,107
2.75%, 05/01/23 (a)	200,000	204,622
3.20%, 04/01/24 (a)	350,000	363,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.69%, 08/02/24 (a)(b)	500,000	527,280
1.50%, 03/10/25 (a)	400,000	387,936
3.63%, 09/16/25 (a)	1,000,000	1,053,680
3.80%, 10/30/26 (a)	500,000	528,632
2.25%, 03/11/30 (a)	300,000	275,270
Truist Financial Corp.
2.05%, 05/10/21 (a)	600,000	599,454
3.20%, 09/03/21 (a)	750,000	774,176
2.70%, 01/27/22 (a)	400,000	401,948
3.95%, 03/22/22 (a)	100,000	102,747
2.75%, 04/01/22 (a)	100,000	100,766
2.20%, 03/16/23 (a)	600,000	600,030
3.75%, 12/06/23 (a)	700,000	734,720
2.50%, 08/01/24 (a)	160,000	160,533
4.00%, 05/01/25 (a)	750,000	805,774
3.70%, 06/05/25 (a)	230,000	249,175
3.88%, 03/19/29 (a)	100,000	102,790
US Bancorp
4.13%, 05/24/21 (a)	250,000	256,271
3.00%, 03/15/22 (a)	510,000	520,692
2.95%, 07/15/22 (a)	1,500,000	1,518,727
3.70%, 01/30/24 (a)	250,000	263,960
3.38%, 02/05/24 (a)	450,000	470,689
2.40%, 07/30/24 (a)	400,000	403,906
3.60%, 09/11/24 (a)	800,000	854,860
3.15%, 04/27/27 (a)	500,000	516,140
3.90%, 04/26/28 (a)	1,000,000	1,079,660
US Bank NA
3.15%, 04/26/21 (a)	250,000	252,243
1.80%, 01/21/22 (a)	250,000	249,974
1.95%, 01/09/23 (a)	250,000	249,931
2.85%, 01/23/23 (a)	250,000	255,754
2.05%, 01/21/25 (a)	250,000	248,491
2.80%, 01/27/25 (a)	500,000	514,050
Wachovia Corp.
5.50%, 08/01/35	550,000	681,791
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	115,004
Wells Fargo & Co.
2.50%, 03/04/21	400,000	401,636
4.60%, 04/01/21	1,100,000	1,124,695
2.10%, 07/26/21	1,350,000	1,344,134
3.50%, 03/08/22	800,000	816,760
2.63%, 07/22/22	1,594,000	1,603,173
3.07%, 01/24/23 (a)	1,150,000	1,167,313
3.45%, 02/13/23	600,000	616,482
4.48%, 01/16/24	250,000	268,921
3.75%, 01/24/24 (a)	1,000,000	1,058,460
3.30%, 09/09/24	900,000	947,565
3.00%, 02/19/25	650,000	672,243
3.55%, 09/29/25	750,000	793,181
2.41%, 10/30/25 (a)(b)	1,000,000	982,740
2.16%, 02/11/26 (a)(b)	1,000,000	974,235
3.00%, 04/22/26	1,250,000	1,291,194
4.10%, 06/03/26	1,650,000	1,748,084
3.00%, 10/23/26	1,100,000	1,148,493
3.20%, 06/17/27 (a)(b)	750,000	773,494
4.30%, 07/22/27	800,000	849,556
3.58%, 05/22/28 (a)(b)	450,000	470,882
4.15%, 01/24/29 (a)	750,000	819,585
2.88%, 10/30/30 (a)(b)	1,200,000	1,190,778
2.57%, 02/11/31 (a)(b)	1,000,000	958,980
4.48%, 04/04/31 (a)(b)	500,000	565,115
5.38%, 02/07/35	600,000	756,918
5.95%, 12/15/36	200,000	259,267
5.38%, 11/02/43	500,000	593,920
5.61%, 01/15/44	800,000	973,412

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 11/04/44	950,000	1,056,020
3.90%, 05/01/45	500,000	564,085
4.90%, 11/17/45	500,000	571,010
4.40%, 06/14/46	600,000	650,997
4.75%, 12/07/46	700,000	794,290
5.01%, 04/04/51 (a)(b)	1,800,000	2,295,918
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	650,000	668,499
2.08%, 09/09/22 (a)(b)	500,000	497,810
3.55%, 08/14/23 (a)	950,000	996,631
6.60%, 01/15/38	500,000	709,097
Westpac Banking Corp.
2.00%, 08/19/21	750,000	748,549
2.80%, 01/11/22	250,000	253,074
2.50%, 06/28/22	250,000	253,008
2.75%, 01/11/23	1,250,000	1,271,369
2.00%, 01/13/23	200,000	198,418
3.65%, 05/15/23	250,000	260,303
3.30%, 02/26/24	250,000	260,544
2.35%, 02/19/25	250,000	252,626
2.85%, 05/13/26	600,000	620,241
2.70%, 08/19/26	450,000	465,307
3.35%, 03/08/27	450,000	469,262
3.40%, 01/25/28	300,000	319,914
2.65%, 01/16/30	250,000	247,981
4.32%, 11/23/31 (a)(b)	500,000	510,198
4.11%, 07/24/34 (a)(b)	400,000	385,814
4.42%, 07/24/39	300,000	300,461
Zions Bancorp NA
3.50%, 08/27/21	250,000	250,073
3.35%, 03/04/22 (a)	250,000	249,220
		418,699,572
Brokerage/Asset Managers/Exchanges 0.2%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	267,588
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	492,055
2.88%, 09/15/26 (a)	250,000	245,325
BGC Partners, Inc.
5.38%, 07/24/23	200,000	198,743
BlackRock, Inc.
4.25%, 05/24/21	200,000	206,239
3.50%, 03/18/24	1,100,000	1,187,488
3.25%, 04/30/29 (a)	200,000	213,382
2.40%, 04/30/30 (a)	150,000	149,817
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	203,049
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	253,085
3.90%, 01/25/28 (a)	500,000	519,845
4.85%, 03/29/29 (a)	150,000	159,464
4.70%, 09/20/47 (a)	300,000	291,638
3.45%, 04/15/50 (a)	200,000	160,109
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	208,050
Charles Schwab Corp.
3.25%, 05/21/21 (a)(e)	250,000	252,589
2.65%, 01/25/23 (a)(e)	200,000	203,524
3.55%, 02/01/24 (a)(e)	150,000	159,867
3.85%, 05/21/25 (a)(e)	125,000	134,702
3.20%, 01/25/28 (a)(e)	450,000	456,435
4.00%, 02/01/29 (a)(e)	250,000	260,939
3.25%, 05/22/29 (a)(e)	200,000	199,443
4.63%, 03/22/30 (a)(e)	150,000	165,494
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	408,880
5.30%, 09/15/43 (a)	300,000	432,718
4.15%, 06/15/48 (a)	200,000	255,800
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	193,441
4.50%, 06/20/28 (a)	250,000	260,111
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	129,202
Franklin Resources, Inc.
2.85%, 03/30/25	150,000	151,403
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	150,000	157,832
4.00%, 10/15/23	500,000	538,700
3.75%, 12/01/25 (a)	250,000	263,895
3.75%, 09/21/28 (a)	500,000	527,612
4.25%, 09/21/48 (a)	350,000	410,625
Invesco Finance PLC
3.13%, 11/30/22	100,000	99,914
3.75%, 01/15/26	350,000	372,118
5.38%, 11/30/43	100,000	126,917
Jefferies Group LLC
6.88%, 04/15/21	250,000	255,279
5.13%, 01/20/23	500,000	510,060
6.25%, 01/15/36	150,000	146,888
6.50%, 01/20/43	150,000	137,960
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	694,095
4.15%, 01/23/30	50,000	48,085
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	199,207
4.50%, 09/19/28 (a)	150,000	152,339
4.38%, 03/11/29 (a)	150,000	151,928
Legg Mason, Inc.
4.75%, 03/15/26	250,000	254,094
5.63%, 01/15/44	176,000	187,664
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	307,428
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	489,687
3.10%, 01/16/30	500,000	471,905
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	204,688
4.95%, 07/15/46	300,000	350,629
Stifel Financial Corp.
4.25%, 07/18/24	100,000	103,814
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	200,000	199,850
3.75%, 04/01/24 (a)	200,000	203,987
3.30%, 04/01/27 (a)	450,000	457,591
2.75%, 10/01/29 (a)	150,000	143,224
		16,588,440
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	350,000	321,540
5.00%, 10/01/21	250,000	229,261
3.95%, 02/01/22 (a)	950,000	859,579
4.63%, 07/01/22	150,000	129,048
3.30%, 01/23/23 (a)	250,000	212,665
4.88%, 01/16/24 (a)	250,000	215,806
4.45%, 04/03/26 (a)	150,000	123,165
3.65%, 07/21/27 (a)	1,050,000	809,970

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Air Lease Corp.
2.50%, 03/01/21	350,000	320,789
3.38%, 06/01/21	400,000	363,134
3.50%, 01/15/22	250,000	227,935
3.75%, 02/01/22 (a)	140,000	128,979
2.25%, 01/15/23	200,000	171,404
2.75%, 01/15/23 (a)	250,000	234,467
4.25%, 09/15/24 (a)	750,000	661,046
3.25%, 03/01/25 (a)	200,000	159,763
3.75%, 06/01/26 (a)	250,000	217,315
3.63%, 04/01/27 (a)	650,000	548,892
3.63%, 12/01/27 (a)	149,000	125,781
3.25%, 10/01/29 (a)	150,000	120,086
3.00%, 02/01/30 (a)	100,000	78,931
Aircastle Ltd.
5.50%, 02/15/22	100,000	91,573
5.00%, 04/01/23	250,000	239,377
4.40%, 09/25/23 (a)	250,000	239,275
4.13%, 05/01/24 (a)	300,000	262,689
4.25%, 06/15/26 (a)	200,000	168,823
Ares Capital Corp.
3.50%, 02/10/23 (a)	250,000	226,029
4.20%, 06/10/24 (a)	400,000	355,552
4.25%, 03/01/25 (a)	100,000	86,311
3.25%, 07/15/25 (a)	300,000	244,500
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	250,000	212,482
GATX Corp.
4.35%, 02/15/24 (a)	100,000	108,156
3.50%, 03/15/28 (a)	100,000	104,614
4.55%, 11/07/28 (a)	200,000	213,347
4.70%, 04/01/29 (a)	255,000	276,638
5.20%, 03/15/44 (a)	150,000	182,224
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	849,435
4.42%, 11/15/35	3,700,000	3,981,052
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	125,000	119,085
International Lease Finance Corp.
4.63%, 04/15/21	500,000	476,220
5.88%, 08/15/22	250,000	235,346
Main Street Capital Corp.
5.20%, 05/01/24	100,000	92,999
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	91,214
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	200,000	199,664
4.00%, 03/30/25 (a)	250,000	194,795
Prospect Capital Corp.
5.88%, 03/15/23	150,000	118,994
		15,629,950
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	205,666
ORIX Corp.
2.90%, 07/18/22	540,000	545,187
4.05%, 01/16/24	150,000	157,395
3.70%, 07/18/27	143,000	149,530
		1,057,778
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	100,000	131,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aegon NV
5.50%, 04/11/48 (a)(b)	250,000	250,609
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	151,081
2.80%, 06/15/23 (a)	250,000	249,763
3.50%, 11/15/24 (a)	700,000	718,515
6.63%, 06/15/36	150,000	200,033
6.75%, 12/15/37	250,000	330,986
4.50%, 05/15/42 (a)	300,000	318,867
4.75%, 03/15/44 (a)	300,000	339,874
3.88%, 08/15/47 (a)	150,000	153,770
Aflac, Inc.
3.63%, 06/15/23	700,000	724,055
3.63%, 11/15/24	150,000	158,165
3.25%, 03/17/25	100,000	102,448
4.75%, 01/15/49 (a)	250,000	274,874
Alleghany Corp.
4.95%, 06/27/22	350,000	380,313
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	307,783
Allstate Corp.
3.15%, 06/15/23	450,000	465,302
3.28%, 12/15/26 (a)	250,000	260,070
5.35%, 06/01/33	79,000	99,203
4.50%, 06/15/43	550,000	642,983
4.20%, 12/15/46 (a)	226,000	266,625
3.85%, 08/10/49 (a)	250,000	283,105
6.50%, 05/15/57 (a)(b)	100,000	108,564
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	97,546
American Financial Group, Inc.
4.50%, 06/15/47 (a)	250,000	210,411
American International Group, Inc.
3.30%, 03/01/21 (a)	700,000	701,046
4.88%, 06/01/22	390,000	405,044
4.13%, 02/15/24	250,000	261,469
3.75%, 07/10/25 (a)	500,000	509,595
3.90%, 04/01/26 (a)	450,000	464,204
4.20%, 04/01/28 (a)	400,000	414,944
3.88%, 01/15/35 (a)	350,000	347,573
4.50%, 07/16/44 (a)	700,000	725,364
4.80%, 07/10/45 (a)	500,000	531,600
4.75%, 04/01/48 (a)	250,000	265,458
5.75%, 04/01/48 (a)(b)	210,000	180,507
4.38%, 01/15/55 (a)	650,000	632,453
8.18%, 05/15/58 (a)(b)	50,000	59,181
Anthem, Inc.
3.70%, 08/15/21 (a)	100,000	101,483
3.13%, 05/15/22	250,000	254,253
2.95%, 12/01/22 (a)	750,000	767,167
3.30%, 01/15/23	750,000	764,145
3.50%, 08/15/24 (a)	350,000	359,165
3.35%, 12/01/24 (a)	150,000	156,835
2.38%, 01/15/25 (a)	100,000	98,482
4.10%, 03/01/28 (a)	250,000	268,469
2.88%, 09/15/29 (a)	210,000	205,053
4.63%, 05/15/42	600,000	661,494
4.65%, 01/15/43	600,000	665,649
5.10%, 01/15/44	200,000	236,657
4.65%, 08/15/44 (a)	500,000	549,912
4.38%, 12/01/47 (a)	250,000	272,484
4.55%, 03/01/48 (a)	150,000	167,976
3.70%, 09/15/49 (a)	250,000	248,888
Aon Corp.
8.21%, 01/01/27	100,000	116,001
4.50%, 12/15/28 (a)	100,000	113,203
3.75%, 05/02/29 (a)	100,000	105,372

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aon PLC
4.00%, 11/27/23 (a)	500,000	517,902
3.50%, 06/14/24 (a)	500,000	520,987
3.88%, 12/15/25 (a)	300,000	308,532
4.60%, 06/14/44 (a)	200,000	232,775
4.75%, 05/15/45 (a)	250,000	277,398
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	400,000	410,738
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	58,642
Assurant, Inc.
4.90%, 03/27/28 (a)	150,000	160,274
3.70%, 02/22/30 (a)	100,000	93,669
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	206,650
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	321,127
AXA S.A.
8.60%, 12/15/30	250,000	333,557
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	350,000	379,041
4.90%, 01/15/40 (a)(b)	100,000	84,353
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	364,052
5.75%, 01/15/40	100,000	140,587
4.40%, 05/15/42	350,000	418,861
4.30%, 05/15/43	450,000	545,861
4.20%, 08/15/48 (a)	750,000	906,187
4.25%, 01/15/49 (a)	600,000	745,956
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	262,603
2.75%, 03/15/23 (a)	700,000	726,463
3.13%, 03/15/26 (a)	1,495,000	1,604,516
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	480,000	430,272
4.70%, 06/22/47 (a)	485,000	389,651
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	311,159
4.50%, 03/15/29 (a)	50,000	57,836
Chubb Corp.
6.00%, 05/11/37	250,000	343,267
6.50%, 05/15/38	260,000	386,533
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	500,000	507,862
2.70%, 03/13/23	250,000	255,848
3.15%, 03/15/25	400,000	418,964
3.35%, 05/03/26 (a)	500,000	530,810
4.35%, 11/03/45 (a)	600,000	745,995
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	473,597
6.13%, 11/01/34	50,000	69,469
CNA Financial Corp.
5.75%, 08/15/21	250,000	256,929
4.50%, 03/01/26 (a)	350,000	362,703
3.45%, 08/15/27 (a)	150,000	144,665
3.90%, 05/01/29 (a)	150,000	149,966
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	313,370
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	239,550
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	249,513
4.35%, 04/20/28 (a)	550,000	544,764
5.00%, 04/20/48 (a)	500,000	475,250
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	129,204
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	275,274
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	171,977
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	173,268
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	19,593
5.95%, 10/15/36	300,000	398,793
6.10%, 10/01/41	150,000	195,531
4.40%, 03/15/48 (a)	150,000	159,761
3.60%, 08/19/49 (a)	250,000	233,740
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	611,322
3.95%, 03/15/27 (a)	100,000	102,097
3.13%, 08/15/29 (a)	200,000	190,709
4.88%, 04/01/30 (a)	100,000	107,583
4.63%, 12/01/42 (a)	100,000	110,986
4.95%, 10/01/44 (a)	250,000	284,421
4.80%, 03/15/47 (a)	150,000	168,796
3.95%, 08/15/49 (a)	150,000	147,428
Lincoln National Corp.
3.35%, 03/09/25	168,000	172,686
3.63%, 12/12/26 (a)	104,000	105,579
3.80%, 03/01/28 (a)	600,000	597,222
3.05%, 01/15/30 (a)	200,000	186,053
7.00%, 06/15/40	150,000	162,402
4.35%, 03/01/48 (a)	150,000	146,639
Loews Corp.
2.63%, 05/15/23 (a)	350,000	348,386
3.75%, 04/01/26 (a)	250,000	261,025
6.00%, 02/01/35	100,000	139,787
4.13%, 05/15/43 (a)	100,000	101,566
Manulife Financial Corp.
4.15%, 03/04/26	350,000	357,086
4.06%, 02/24/32 (a)(b)	250,000	247,531
5.38%, 03/04/46	200,000	237,941
Markel Corp.
3.50%, 11/01/27 (a)	500,000	522,107
3.35%, 09/17/29 (a)	100,000	93,047
5.00%, 04/05/46	75,000	79,549
4.30%, 11/01/47 (a)	50,000	47,318
5.00%, 05/20/49 (a)	200,000	214,545
4.15%, 09/17/50 (a)	150,000	134,665
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	200,000	205,325
3.88%, 03/15/24 (a)	250,000	260,168
3.50%, 06/03/24 (a)	500,000	522,505
3.75%, 03/14/26 (a)	250,000	259,376
4.38%, 03/15/29 (a)	500,000	551,877
4.75%, 03/15/39 (a)	250,000	294,436
4.35%, 01/30/47 (a)	150,000	172,213
4.20%, 03/01/48 (a)	100,000	111,149
4.90%, 03/15/49 (a)	500,000	618,545
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	111,422
MetLife, Inc.
3.60%, 04/10/24	1,065,000	1,125,236
3.00%, 03/01/25	100,000	105,331
3.60%, 11/13/25 (a)	150,000	156,071
5.70%, 06/15/35	600,000	761,238
6.40%, 12/15/36 (a)	700,000	741,100
5.88%, 02/06/41	250,000	318,971
4.13%, 08/13/42	250,000	265,444

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 11/13/43	100,000	114,807
4.05%, 03/01/45	150,000	165,745
4.60%, 05/13/46 (a)	650,000	746,616
10.75%, 08/01/69 (a)(b)	100,000	136,568
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	68,442
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	261,670
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	160,550
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	253,926
3.10%, 11/15/26 (a)	150,000	148,349
3.70%, 05/15/29 (a)	150,000	155,305
4.63%, 09/15/42	200,000	218,014
4.35%, 05/15/43	250,000	262,181
4.30%, 11/15/46 (a)	50,000	55,133
Prudential Financial, Inc.
4.50%, 11/16/21	150,000	155,266
3.88%, 03/27/28 (a)	350,000	363,146
2.10%, 03/10/30 (a)	250,000	232,039
5.75%, 07/15/33	100,000	127,609
5.70%, 12/14/36	90,000	113,190
6.63%, 12/01/37	300,000	416,749
5.88%, 09/15/42 (a)(b)	550,000	528,118
5.63%, 06/15/43 (a)(b)	600,000	564,555
5.20%, 03/15/44 (a)(b)	100,000	88,152
4.60%, 05/15/44	300,000	322,366
5.38%, 05/15/45 (a)(b)	300,000	285,678
3.91%, 12/07/47 (a)	350,000	343,318
4.42%, 03/27/48 (a)	250,000	259,898
5.70%, 09/15/48 (a)(b)	200,000	179,949
3.94%, 12/07/49 (a)	350,000	334,987
4.35%, 02/25/50 (a)	250,000	256,111
3.70%, 03/13/51 (a)	450,000	420,901
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	385,026
3.90%, 05/15/29 (a)	200,000	205,711
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	314,169
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	639,898
6.25%, 12/01/32	110,000	150,448
4.35%, 04/25/44	150,000	180,764
3.70%, 01/26/45	150,000	171,643
4.13%, 04/15/47 (a)	150,000	176,744
4.20%, 03/15/48 (a)	300,000	365,478
3.95%, 03/26/50 (a)	200,000	234,515
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	244,215
Travelers Cos., Inc.
6.25%, 06/15/37	500,000	694,165
4.60%, 08/01/43	200,000	244,731
4.30%, 08/25/45 (a)	50,000	63,070
3.75%, 05/15/46 (a)	200,000	215,799
4.00%, 05/30/47 (a)	150,000	172,639
4.10%, 03/04/49 (a)	300,000	357,579
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	427,816
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	116,538
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	152,129
2.88%, 03/15/22 (a)	500,000	514,510
3.35%, 07/15/22	500,000	517,520
2.38%, 10/15/22	380,000	385,143
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/15/23 (a)	250,000	254,990
2.88%, 03/15/23	500,000	518,580
3.50%, 06/15/23	382,000	403,476
3.50%, 02/15/24	300,000	317,640
2.38%, 08/15/24	300,000	306,675
3.75%, 07/15/25	750,000	810,731
3.70%, 12/15/25	100,000	108,351
3.10%, 03/15/26	250,000	263,111
3.85%, 06/15/28	150,000	166,619
3.88%, 12/15/28	350,000	391,433
2.88%, 08/15/29	300,000	313,932
4.63%, 07/15/35	500,000	586,815
5.80%, 03/15/36	200,000	264,548
6.63%, 11/15/37	600,000	867,909
6.88%, 02/15/38	750,000	1,107,285
3.50%, 08/15/39 (a)	400,000	434,474
5.70%, 10/15/40 (a)	100,000	132,966
5.95%, 02/15/41 (a)	150,000	209,679
4.63%, 11/15/41 (a)	73,000	89,511
4.75%, 07/15/45	650,000	833,716
4.20%, 01/15/47 (a)	400,000	473,496
4.25%, 04/15/47 (a)	250,000	294,417
3.75%, 10/15/47 (a)	200,000	220,851
4.25%, 06/15/48 (a)	500,000	595,917
4.45%, 12/15/48 (a)	250,000	302,566
3.70%, 08/15/49 (a)	400,000	447,996
3.88%, 08/15/59 (a)	400,000	435,146
Unum Group
4.00%, 03/15/24	100,000	101,957
4.00%, 06/15/29 (a)	400,000	386,660
5.75%, 08/15/42	100,000	90,484
4.50%, 12/15/49 (a)	150,000	116,268
Voya Financial, Inc.
3.65%, 06/15/26	750,000	756,596
5.70%, 07/15/43	200,000	232,878
4.80%, 06/15/46	125,000	132,490
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	408,206
4.50%, 09/15/28 (a)	300,000	328,627
2.95%, 09/15/29 (a)	200,000	195,873
5.05%, 09/15/48 (a)	200,000	237,525
3.88%, 09/15/49 (a)	100,000	102,521
WR Berkley Corp.
4.63%, 03/15/22	150,000	151,859
XLIT Ltd.
5.25%, 12/15/43	250,000	266,768
5.50%, 03/31/45	100,000	99,485
		79,762,856
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	250,000	252,367
4.00%, 01/15/24 (a)	200,000	209,458
4.30%, 01/15/26 (a)	250,000	256,987
3.80%, 04/15/26 (a)	150,000	151,214
3.95%, 01/15/28 (a)	250,000	258,171
2.75%, 12/15/29 (a)	50,000	46,665
4.70%, 07/01/30 (a)	250,000	259,527
3.38%, 08/15/31 (a)	230,000	215,113
4.85%, 04/15/49 (a)	150,000	158,492
4.00%, 02/01/50 (a)	150,000	148,142
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	255,252
3.30%, 07/15/26 (a)	250,000	247,474
2.85%, 02/01/30 (a)	200,000	187,726

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	190,463
4.90%, 02/15/29 (a)	100,000	98,487
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	716,495
3.45%, 06/01/25 (a)	150,000	153,631
3.35%, 05/15/27 (a)	250,000	251,449
3.20%, 01/15/28 (a)	250,000	253,825
3.30%, 06/01/29 (a)	150,000	150,968
2.30%, 03/01/30 (a)	250,000	237,166
4.35%, 04/15/48 (a)	150,000	166,968
Boston Properties LP
4.13%, 05/15/21 (a)	100,000	100,744
3.85%, 02/01/23 (a)	1,000,000	1,019,340
3.13%, 09/01/23 (a)	500,000	498,210
3.80%, 02/01/24 (a)	100,000	105,438
3.65%, 02/01/26 (a)	200,000	200,933
2.75%, 10/01/26 (a)	150,000	146,144
4.50%, 12/01/28 (a)	250,000	275,411
3.40%, 06/21/29 (a)	350,000	344,563
2.90%, 03/15/30 (a)	200,000	184,007
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	203,578
4.55%, 10/01/29 (a)	150,000	160,076
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	200,000	193,749
3.85%, 02/01/25 (a)	250,000	245,681
3.90%, 03/15/27 (a)	200,000	196,255
4.13%, 05/15/29 (a)	500,000	511,915
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	155,851
3.15%, 07/01/29 (a)	216,000	212,145
3.35%, 11/01/49 (a)	100,000	85,304
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	147,014
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	253,817
4.38%, 02/15/29 (a)	118,000	124,568
3.00%, 02/15/30 (a)	150,000	141,341
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	193,181
3.45%, 11/15/29 (a)	200,000	178,800
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	199,226
3.70%, 08/15/27 (a)	370,000	368,540
4.45%, 07/15/28 (a)	300,000	302,760
3.60%, 07/01/29 (a)	300,000	296,500
Duke Realty LP
3.75%, 12/01/24 (a)	800,000	819,628
2.88%, 11/15/29 (a)	150,000	144,546
3.05%, 03/01/50 (a)	100,000	80,713
EPR Properties
4.75%, 12/15/26 (a)	250,000	229,155
4.50%, 06/01/27 (a)	350,000	317,716
4.95%, 04/15/28 (a)	100,000	93,050
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	258,074
2.85%, 11/01/26 (a)	650,000	658,879
3.25%, 08/01/27 (a)	250,000	250,402
3.50%, 03/01/28 (a)	200,000	200,832
4.15%, 12/01/28 (a)	50,000	52,925
3.00%, 07/01/29 (a)	200,000	195,747
4.50%, 07/01/44 (a)	150,000	167,357
4.50%, 06/01/45 (a)	250,000	264,345
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	157,598
3.88%, 05/01/24 (a)	300,000	312,481
3.50%, 04/01/25 (a)	300,000	313,003
3.63%, 05/01/27 (a)	150,000	153,149
4.00%, 03/01/29 (a)	150,000	155,934
3.00%, 01/15/30 (a)	150,000	142,693
2.65%, 03/15/32 (a)	200,000	182,025
4.50%, 03/15/48 (a)	114,000	118,272
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	200,000	205,328
4.50%, 12/01/44 (a)	200,000	220,812
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	594,233
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	470,000	462,995
4.20%, 03/01/24 (a)	200,000	191,968
3.40%, 02/01/25 (a)	250,000	247,225
3.25%, 07/15/26 (a)	300,000	292,329
3.50%, 07/15/29 (a)	250,000	244,576
3.00%, 01/15/30 (a)	250,000	234,571
6.75%, 02/01/41 (a)	100,000	124,204
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	422,184
3.05%, 02/15/30 (a)	150,000	138,497
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	250,000	234,473
3.75%, 10/15/23 (a)	250,000	220,496
3.38%, 12/15/29 (a)	300,000	246,252
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	146,423
4.65%, 04/01/29 (a)	250,000	264,865
3.25%, 01/15/30 (a)	150,000	141,229
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	254,424
4.38%, 10/01/25 (a)	250,000	272,531
4.25%, 08/15/29 (a)	200,000	217,023
Kimco Realty Corp.
3.40%, 11/01/22 (a)	600,000	629,025
2.80%, 10/01/26 (a)	550,000	545,416
4.25%, 04/01/45 (a)	150,000	141,311
4.45%, 09/01/47 (a)	150,000	138,217
3.70%, 10/01/49 (a)	150,000	126,064
Life Storage LP
3.88%, 12/15/27 (a)	350,000	328,765
4.00%, 06/15/29 (a)	150,000	153,025
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	256,417
4.00%, 11/15/25 (a)	150,000	158,888
3.60%, 06/01/27 (a)	60,000	60,532
4.20%, 06/15/28 (a)	350,000	368,431
2.75%, 03/15/30 (a)	100,000	92,948
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	104,640
3.60%, 12/15/26 (a)	250,000	261,097
3.50%, 10/15/27 (a)	125,000	125,243
4.30%, 10/15/28 (a)	200,000	203,767
4.80%, 10/15/48 (a)	150,000	163,607
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	150,546
4.25%, 05/15/24 (a)	250,000	241,509
4.50%, 02/01/25 (a)	67,000	62,301
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,128,088
4.50%, 01/15/25 (a)	50,000	48,427

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 01/15/28 (a)	93,000	92,966
3.63%, 10/01/29 (a)	150,000	130,869
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	243,015
Prologis LP
4.25%, 08/15/23 (a)	350,000	370,942
3.75%, 11/01/25 (a)	666,000	715,740
3.25%, 10/01/26 (a)	150,000	154,020
4.38%, 02/01/29 (a)	25,000	27,355
2.25%, 04/15/30 (a)	250,000	233,629
3.00%, 04/15/50 (a)	400,000	347,042
Public Storage
3.09%, 09/15/27 (a)	250,000	254,125
3.39%, 05/01/29 (a)	150,000	151,424
Realty Income Corp.
3.88%, 07/15/24 (a)	650,000	658,700
3.00%, 01/15/27 (a)	500,000	480,935
3.65%, 01/15/28 (a)	500,000	503,492
4.65%, 03/15/47 (a)	100,000	110,892
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	257,976
4.13%, 03/15/28 (a)	200,000	211,970
2.95%, 09/15/29 (a)	150,000	141,646
4.40%, 02/01/47 (a)	100,000	102,977
4.65%, 03/15/49 (a)	50,000	50,907
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	144,134
3.90%, 10/15/29 (a)	200,000	181,701
Service Properties Trust
4.50%, 06/15/23 (a)	400,000	300,368
4.65%, 03/15/24 (a)	150,000	98,342
4.35%, 10/01/24 (a)	250,000	184,151
4.50%, 03/15/25 (a)	250,000	186,193
3.95%, 01/15/28 (a)	161,000	128,823
4.95%, 10/01/29 (a)	100,000	80,549
4.38%, 02/15/30 (a)	400,000	306,916
Simon Property Group LP
2.35%, 01/30/22 (a)	300,000	297,442
2.75%, 02/01/23 (a)	500,000	489,562
2.75%, 06/01/23 (a)	500,000	493,522
3.75%, 02/01/24 (a)	250,000	254,347
2.00%, 09/13/24 (a)	125,000	120,489
3.38%, 10/01/24 (a)	100,000	98,649
3.30%, 01/15/26 (a)	250,000	251,475
3.38%, 06/15/27 (a)	750,000	730,099
2.45%, 09/13/29 (a)	450,000	405,801
6.75%, 02/01/40 (a)	370,000	474,814
4.75%, 03/15/42 (a)	100,000	105,923
4.25%, 10/01/44 (a)	150,000	145,817
4.25%, 11/30/46 (a)	100,000	95,868
3.25%, 09/13/49 (a)	400,000	323,704
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	154,072
4.25%, 02/01/26 (a)	200,000	204,099
4.70%, 06/01/27 (a)	54,000	58,133
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	261,396
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	58,094
3.20%, 01/15/27 (a)	200,000	181,761
3.40%, 01/15/30 (a)	250,000	215,985
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	85,061
4.63%, 03/15/29 (a)	150,000	150,664
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	97,070
3.88%, 07/15/27 (a)	250,000	241,215
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	145,557
3.50%, 01/15/28 (a)	145,000	146,128
4.40%, 01/26/29 (a)	150,000	159,668
3.00%, 08/15/31 (a)	500,000	482,955
Ventas Realty LP
3.25%, 08/15/22 (a)	250,000	247,622
3.50%, 04/15/24 (a)	150,000	151,991
3.75%, 05/01/24 (a)	150,000	135,980
2.65%, 01/15/25 (a)	500,000	475,677
3.25%, 10/15/26 (a)	200,000	190,839
4.00%, 03/01/28 (a)	500,000	499,707
4.40%, 01/15/29 (a)	150,000	153,674
5.70%, 09/30/43 (a)	100,000	105,411
4.38%, 02/01/45 (a)	100,000	91,661
4.88%, 04/15/49 (a)	100,000	103,413
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	200,933
4.63%, 11/01/25 (a)	150,000	140,561
3.95%, 08/15/27 (a)	550,000	498,682
3.10%, 12/15/29 (a)	100,000	86,341
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	143,991
Welltower, Inc.
3.75%, 03/15/23 (a)	550,000	550,459
4.50%, 01/15/24 (a)	400,000	407,104
3.63%, 03/15/24 (a)	300,000	299,044
4.00%, 06/01/25 (a)	200,000	201,219
4.13%, 03/15/29 (a)	600,000	627,867
3.10%, 01/15/30 (a)	150,000	141,927
6.50%, 03/15/41 (a)	150,000	187,079
4.95%, 09/01/48 (a)	200,000	220,797
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	84,733
4.00%, 02/01/25 (a)	400,000	419,598
3.85%, 07/15/29 (a)	100,000	98,256
		48,290,292
		580,028,888

Industrial 14.3%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	250,000	264,281
3.35%, 07/31/24 (a)	20,000	20,794
Airgas, Inc.
3.65%, 07/15/24 (a)	150,000	156,749
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	154,844
5.45%, 12/01/44 (a)	100,000	113,221
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(d)	100,000	94,559
ArcelorMittal S.A.
3.60%, 07/16/24	350,000	319,287
6.13%, 06/01/25	250,000	247,985
4.55%, 03/11/26	100,000	90,183
4.25%, 07/16/29	150,000	134,344
7.00%, 10/15/39	275,000	284,885
6.75%, 03/01/41 (f)(g)	75,000	74,316
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	672,768
5.75%, 05/01/43	150,000	195,209

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	630,847
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	252,609
3.85%, 09/30/23	250,000	260,545
6.42%, 03/01/26	200,000	244,991
4.13%, 02/24/42	250,000	294,490
5.00%, 09/30/43	900,000	1,211,143
Cabot Corp.
3.70%, 07/15/22	100,000	101,441
4.00%, 07/01/29 (a)	150,000	151,784
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	243,765
3.50%, 05/08/24 (a)	150,000	142,668
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	188,066
3.88%, 11/02/27 (a)	200,000	172,330
Dow Chemical Co.
3.15%, 05/15/24 (a)	150,000	150,928
3.50%, 10/01/24 (a)	250,000	253,086
4.55%, 11/30/25 (a)	83,000	87,453
4.80%, 11/30/28 (a)	50,000	53,560
7.38%, 11/01/29	450,000	571,396
4.25%, 10/01/34 (a)	400,000	394,634
5.25%, 11/15/41 (a)	200,000	215,224
4.38%, 11/15/42 (a)	400,000	400,420
4.63%, 10/01/44 (a)	250,000	253,620
5.55%, 11/30/48 (a)	350,000	401,415
4.80%, 05/15/49 (a)	250,000	258,528
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	650,000	685,958
4.49%, 11/15/25 (a)	625,000	665,772
4.73%, 11/15/28 (a)	800,000	887,740
5.32%, 11/15/38 (a)	600,000	676,284
5.42%, 11/15/48 (a)	605,000	702,051
Eastman Chemical Co.
3.60%, 08/15/22 (a)	649,000	685,065
4.80%, 09/01/42 (a)	250,000	266,298
4.65%, 10/15/44 (a)	300,000	323,826
Ecolab, Inc.
4.35%, 12/08/21	213,000	220,068
2.38%, 08/10/22 (a)	300,000	299,994
2.70%, 11/01/26 (a)	200,000	206,580
3.25%, 12/01/27 (a)	800,000	808,408
3.95%, 12/01/47 (a)	264,000	277,137
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	195,869
5.50%, 01/17/27	300,000	289,060
FMC Corp.
3.20%, 10/01/26 (a)	150,000	152,947
3.45%, 10/01/29 (a)	150,000	153,467
4.50%, 10/01/49 (a)	150,000	158,257
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	302,594
7.75%, 11/15/29	250,000	363,889
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	154,958
4.50%, 05/01/29 (a)	250,000	213,841
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	295,562
5.00%, 09/26/48 (a)	400,000	416,140
International Paper Co.
3.65%, 06/15/24 (a)	300,000	313,971
3.00%, 02/15/27 (a)	250,000	260,594
5.00%, 09/15/35 (a)	100,000	115,844
7.30%, 11/15/39	100,000	138,115
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.00%, 11/15/41 (a)	200,000	235,538
4.80%, 06/15/44 (a)	500,000	500,040
4.40%, 08/15/47 (a)	300,000	300,460
4.35%, 08/15/48 (a)	800,000	826,584
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	251,185
4.50%, 07/15/27 (a)	250,000	238,499
Lubrizol Corp.
6.50%, 10/01/34	96,000	152,147
LYB International Finance BV
4.00%, 07/15/23	350,000	353,853
5.25%, 07/15/43	250,000	275,589
4.88%, 03/15/44 (a)	150,000	161,810
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	293,422
LYB International Finance III LLC
4.20%, 10/15/49 (a)	300,000	290,565
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	255,305
5.75%, 04/15/24 (a)	450,000	491,416
4.63%, 02/26/55 (a)	500,000	503,555
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	314,335
4.25%, 11/15/23 (a)	100,000	94,714
4.05%, 11/15/27 (a)	650,000	570,235
5.63%, 11/15/43 (a)	200,000	189,081
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	86,330
2.80%, 10/01/29 (a)	250,000	236,016
2.25%, 10/01/30 (a)	400,000	371,974
5.88%, 04/01/35	150,000	209,122
6.25%, 10/01/39	150,000	186,356
4.88%, 03/15/42 (a)	400,000	475,420
5.45%, 06/09/44 (a)	150,000	189,336
Nucor Corp.
4.13%, 09/15/22 (a)	250,000	260,260
4.00%, 08/01/23 (a)	200,000	205,333
3.95%, 05/01/28 (a)	100,000	102,720
6.40%, 12/01/37	250,000	316,586
5.20%, 08/01/43 (a)	300,000	352,035
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	153,545
3.63%, 03/15/24 (a)	450,000	453,566
3.00%, 04/01/25 (a)	100,000	99,994
4.20%, 04/01/29 (a)	250,000	265,384
4.13%, 03/15/35 (a)	900,000	925,330
5.88%, 12/01/36	100,000	118,179
5.63%, 12/01/40	50,000	57,847
6.13%, 01/15/41 (a)	200,000	250,539
5.25%, 01/15/45 (a)	250,000	289,886
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	530,687
3.40%, 12/15/27 (a)	200,000	209,078
3.00%, 12/15/29 (a)	100,000	98,717
4.05%, 12/15/49 (a)	150,000	151,613
PPG Industries, Inc.
3.20%, 03/15/23 (a)	350,000	363,069
2.40%, 08/15/24 (a)	100,000	99,530
2.80%, 08/15/29 (a)	200,000	199,354
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	511,705
3.20%, 01/30/26 (a)	900,000	956,043
3.55%, 11/07/42 (a)	100,000	107,823
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	527,500
6.13%, 12/15/33	50,000	67,052

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	400,000	423,052
7.13%, 07/15/28	250,000	327,327
5.20%, 11/02/40	200,000	256,418
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	615,625
4.13%, 08/21/42 (a)	100,000	118,623
Rohm & Haas Co.
7.85%, 07/15/29	450,000	571,018
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	100,471
3.75%, 03/15/27 (a)	250,000	247,293
4.25%, 01/15/48 (a)	250,000	225,304
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	255,846
3.13%, 06/01/24 (a)	250,000	257,086
3.45%, 08/01/25 (a)	100,000	102,529
3.45%, 06/01/27 (a)	450,000	464,872
2.95%, 08/15/29 (a)	300,000	296,058
2.30%, 05/15/30 (a)	200,000	187,517
4.50%, 06/01/47 (a)	500,000	550,167
3.80%, 08/15/49 (a)	200,000	199,640
3.30%, 05/15/50 (a)	150,000	140,951
Southern Copper Corp.
3.88%, 04/23/25	150,000	147,363
7.50%, 07/27/35	350,000	418,582
6.75%, 04/16/40	400,000	466,448
5.25%, 11/08/42	450,000	460,246
5.88%, 04/23/45	295,000	313,417
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	250,000	240,636
2.80%, 12/15/24 (a)	200,000	188,009
4.13%, 09/15/25 (a)	250,000	233,550
3.45%, 04/15/30 (a)	200,000	181,759
Suzano Austria GmbH
6.00%, 01/15/29 (a)	500,000	467,475
5.00%, 01/15/30 (a)	450,000	398,081
Teck Resources Ltd.
6.13%, 10/01/35	400,000	367,944
6.00%, 08/15/40 (a)	150,000	129,232
6.25%, 07/15/41 (a)	350,000	304,689
Vale Overseas Ltd.
6.25%, 08/10/26	500,000	545,702
8.25%, 01/17/34	200,000	243,928
6.88%, 11/21/36	498,000	555,631
6.88%, 11/10/39	450,000	500,605
Vale S.A.
5.63%, 09/11/42	250,000	251,676
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	183,748
5.00%, 08/15/46 (a)	200,000	184,094
4.38%, 11/15/47 (a)	180,000	148,690
WestRock MWV LLC
8.20%, 01/15/30	215,000	289,288
Weyerhaeuser Co.
3.25%, 03/15/23 (a)	150,000	159,151
4.63%, 09/15/23	350,000	377,146
8.50%, 01/15/25	200,000	245,605
6.95%, 10/01/27	200,000	212,933
4.00%, 11/15/29 (a)	200,000	206,835
7.38%, 03/15/32	450,000	556,706
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	242,389
3.75%, 03/15/25 (a)	600,000	605,910
4.65%, 03/15/26 (a)	150,000	158,021
3.90%, 06/01/28 (a)	250,000	253,548
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.90%, 03/15/29 (a)	250,000	266,358
4.20%, 06/01/32 (a)	250,000	261,645
		51,821,756
Capital Goods 1.3%
3M Co.
3.00%, 09/14/21 (a)	226,000	231,300
1.63%, 09/19/21 (a)	250,000	250,246
2.75%, 03/01/22 (a)	450,000	457,690
1.75%, 02/14/23 (a)	200,000	198,754
2.25%, 03/15/23 (a)	500,000	512,897
3.25%, 02/14/24 (a)	250,000	264,536
2.00%, 02/14/25 (a)	250,000	257,184
2.25%, 09/19/26 (a)	100,000	102,424
2.88%, 10/15/27 (a)	300,000	314,953
3.38%, 03/01/29 (a)	150,000	160,852
2.38%, 08/26/29 (a)	350,000	351,732
3.05%, 04/15/30 (a)	200,000	209,045
3.13%, 09/19/46 (a)	200,000	198,721
3.63%, 10/15/47 (a)	200,000	217,268
4.00%, 09/14/48 (a)	650,000	753,724
3.25%, 08/26/49 (a)	300,000	314,118
3.70%, 04/15/50 (a)	250,000	282,449
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	505,055
3.80%, 04/03/28 (a)	250,000	267,755
4.38%, 05/08/42	300,000	310,720
Allegion PLC
3.50%, 10/01/29 (a)	110,000	106,577
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	472,845
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)(d)	80,000	82,919
4.50%, 05/15/28 (a)(d)	300,000	325,356
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	188,137
Bemis Co., Inc.
4.50%, 10/15/21 (a)(d)	250,000	255,963
Boeing Co.
2.30%, 08/01/21	200,000	193,301
2.13%, 03/01/22 (a)	150,000	141,422
2.70%, 05/01/22	250,000	236,766
2.80%, 03/01/23 (a)	150,000	139,385
1.88%, 06/15/23 (a)	100,000	91,940
2.80%, 03/01/24 (a)	250,000	235,601
2.85%, 10/30/24 (a)	100,000	91,148
2.60%, 10/30/25 (a)	300,000	269,301
3.10%, 05/01/26 (a)	200,000	184,838
2.70%, 02/01/27 (a)	300,000	276,286
2.80%, 03/01/27 (a)	100,000	92,730
3.45%, 11/01/28 (a)	250,000	223,356
3.20%, 03/01/29 (a)	350,000	328,979
2.95%, 02/01/30 (a)	200,000	185,670
3.60%, 05/01/34 (a)	250,000	224,241
3.25%, 02/01/35 (a)	250,000	217,128
3.55%, 03/01/38 (a)	50,000	43,956
3.50%, 03/01/39 (a)	150,000	130,961
6.88%, 03/15/39	100,000	102,766
5.88%, 02/15/40	350,000	338,431
3.65%, 03/01/47 (a)	400,000	356,316
3.90%, 05/01/49 (a)	300,000	271,176
3.75%, 02/01/50 (a)	375,000	344,199
3.83%, 03/01/59 (a)	150,000	136,061
3.95%, 08/01/59 (a)	340,000	305,997

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	390,622
2.75%, 03/01/30 (a)	250,000	218,783
Carrier Global Corp.
1.92%, 02/15/23 (a)(d)	250,000	246,200
2.24%, 02/15/25 (a)(d)	500,000	486,545
2.49%, 02/15/27 (a)(d)	400,000	381,502
2.72%, 02/15/30 (a)(d)	700,000	646,989
3.38%, 04/05/40 (a)(d)	500,000	444,492
3.58%, 04/05/50 (a)(d)	700,000	610,627
Caterpillar Financial Services Corp.
2.65%, 05/17/21	150,000	151,376
1.70%, 08/09/21	350,000	349,786
3.15%, 09/07/21	1,000,000	1,019,640
2.95%, 02/26/22	150,000	152,673
2.85%, 06/01/22	113,000	114,884
2.55%, 11/29/22	1,250,000	1,263,050
3.45%, 05/15/23	65,000	67,304
2.85%, 05/17/24	150,000	151,803
3.30%, 06/09/24	250,000	258,374
2.15%, 11/08/24	200,000	200,929
3.25%, 12/01/24	100,000	104,836
Caterpillar, Inc.
3.90%, 05/27/21	100,000	102,407
3.40%, 05/15/24 (a)	950,000	982,433
6.05%, 08/15/36	300,000	395,967
5.20%, 05/27/41	400,000	518,284
3.80%, 08/15/42	250,000	286,591
4.30%, 05/15/44 (a)	125,000	141,795
3.25%, 09/19/49 (a)	400,000	406,142
4.75%, 05/15/64 (a)	200,000	240,140
CNH Industrial Capital LLC
4.20%, 01/15/24	540,000	541,309
CNH Industrial NV
4.50%, 08/15/23	200,000	203,827
3.85%, 11/15/27 (a)	150,000	145,420
Crane Co.
4.20%, 03/15/48 (a)	150,000	148,202
Deere & Co.
2.60%, 06/08/22 (a)	450,000	456,250
2.75%, 04/15/25 (a)	500,000	521,555
5.38%, 10/16/29	150,000	181,718
3.10%, 04/15/30 (a)	300,000	320,226
7.13%, 03/03/31	150,000	220,859
3.90%, 06/09/42 (a)	250,000	278,969
2.88%, 09/07/49 (a)	200,000	195,068
3.75%, 04/15/50 (a)	300,000	341,883
Dover Corp.
2.95%, 11/04/29 (a)	100,000	105,740
5.38%, 03/01/41 (a)	250,000	322,219
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	274,713
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,000,290
4.00%, 11/02/32	200,000	208,297
4.15%, 11/02/42	350,000	390,092
Embraer Netherlands Finance BV
5.40%, 02/01/27	350,000	308,156
Embraer Overseas Ltd.
5.70%, 09/16/23 (d)	250,000	213,835
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	513,532
5.25%, 11/15/39	140,000	168,744
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	407,998
4.30%, 06/15/46 (a)	250,000	253,585
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	205,516
4.00%, 06/15/25 (a)	250,000	256,665
3.25%, 09/15/29 (a)	200,000	192,707
General Dynamics Corp.
3.00%, 05/11/21	250,000	252,034
3.88%, 07/15/21 (a)	500,000	510,195
3.38%, 05/15/23 (a)	750,000	781,357
1.88%, 08/15/23 (a)	100,000	101,782
3.50%, 05/15/25 (a)	250,000	267,108
2.13%, 08/15/26 (a)	250,000	250,439
2.63%, 11/15/27 (a)	150,000	151,884
3.75%, 05/15/28 (a)	400,000	431,128
3.63%, 04/01/30 (a)	500,000	557,202
4.25%, 04/01/40 (a)	300,000	356,781
3.60%, 11/15/42 (a)	150,000	163,035
4.25%, 04/01/50 (a)	225,000	280,493
General Electric Co.
4.65%, 10/17/21	500,000	514,700
3.15%, 09/07/22	400,000	403,900
2.70%, 10/09/22	900,000	886,576
3.10%, 01/09/23	350,000	348,472
3.38%, 03/11/24	450,000	455,827
3.45%, 05/15/24 (a)	250,000	248,663
6.75%, 03/15/32	700,000	850,332
6.15%, 08/07/37	400,000	472,304
5.88%, 01/14/38	950,000	1,111,994
6.88%, 01/10/39	600,000	777,810
4.13%, 10/09/42	322,000	314,742
4.50%, 03/11/44	250,000	252,563
Hexcel Corp.
3.95%, 02/15/27 (a)	200,000	205,898
Honeywell International, Inc.
1.85%, 11/01/21 (a)	400,000	400,920
2.15%, 08/08/22 (a)	450,000	454,756
3.35%, 12/01/23	100,000	105,040
2.30%, 08/15/24 (a)	250,000	255,438
2.50%, 11/01/26 (a)	1,000,000	1,016,920
2.70%, 08/15/29 (a)	250,000	252,264
5.70%, 03/15/37	200,000	261,009
3.81%, 11/21/47 (a)	50,000	54,847
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	102,786
3.50%, 02/15/28 (a)	250,000	264,739
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	187,324
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	65,000	68,784
2.65%, 11/15/26 (a)	600,000	609,138
4.88%, 09/15/41 (a)	150,000	173,927
3.90%, 09/01/42 (a)	350,000	386,655
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	264,343
3.75%, 08/21/28 (a)	500,000	515,000
4.30%, 02/21/48 (a)	400,000	398,620
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	361,637
John Deere Capital Corp.
2.80%, 03/04/21	50,000	50,271
3.90%, 07/12/21	500,000	514,502
3.13%, 09/10/21	200,000	203,271
3.20%, 01/10/22	200,000	204,456
2.95%, 04/01/22	100,000	102,174
2.15%, 09/08/22	500,000	498,492
2.70%, 01/06/23	500,000	509,167
2.80%, 01/27/23	150,000	152,914
2.80%, 03/06/23	200,000	205,199

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 01/10/24	200,000	209,437
2.60%, 03/07/24	200,000	204,743
2.65%, 06/24/24	475,000	484,849
2.05%, 01/09/25	200,000	199,426
3.40%, 09/11/25	100,000	105,229
2.65%, 06/10/26	400,000	415,794
2.80%, 09/08/27	350,000	368,760
3.05%, 01/06/28	250,000	259,215
3.45%, 03/07/29	150,000	160,467
2.80%, 07/18/29	300,000	303,807
2.45%, 01/09/30	200,000	203,342
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	272,486
3.90%, 02/14/26 (a)	183,000	206,826
6.00%, 01/15/36	382,000	454,996
4.63%, 07/02/44 (a)	200,000	219,887
5.13%, 09/14/45 (a)	24,000	29,827
4.50%, 02/15/47 (a)	50,000	53,919
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	106,912
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	208,330
3.85%, 12/15/26 (a)(d)	400,000	423,872
4.40%, 06/15/28 (a)	500,000	538,145
4.40%, 06/15/28 (a)(d)	295,000	312,493
2.90%, 12/15/29 (a)	300,000	281,767
6.15%, 12/15/40	150,000	187,162
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	326,000	343,914
Lockheed Martin Corp.
3.35%, 09/15/21	250,000	254,465
3.10%, 01/15/23 (a)	500,000	516,225
3.55%, 01/15/26 (a)	850,000	913,741
3.60%, 03/01/35 (a)	100,000	110,425
5.72%, 06/01/40	65,000	85,288
4.07%, 12/15/42	500,000	596,655
3.80%, 03/01/45 (a)	150,000	167,564
4.70%, 05/15/46 (a)	250,000	313,975
4.09%, 09/15/52 (a)	1,050,000	1,273,330
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	223,814
3.45%, 06/01/27 (a)	25,000	24,944
2.50%, 03/15/30 (a)	300,000	271,751
4.25%, 12/15/47 (a)	250,000	250,429
Masco Corp.
3.50%, 04/01/21 (a)	500,000	495,397
5.95%, 03/15/22	100,000	101,815
4.50%, 05/15/47 (a)	200,000	178,171
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	205,846
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	502,382
2.55%, 10/15/22 (a)	500,000	501,777
3.25%, 08/01/23	250,000	256,125
2.93%, 01/15/25 (a)	400,000	407,310
3.20%, 02/01/27 (a)	500,000	515,687
3.25%, 01/15/28 (a)	250,000	259,949
4.40%, 05/01/30 (a)	300,000	345,940
4.75%, 06/01/43	750,000	907,470
3.85%, 04/15/45 (a)	550,000	610,431
4.03%, 10/15/47 (a)	700,000	802,819
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	307,634
Oshkosh Corp.
3.10%, 03/01/30 (a)	200,000	216,068
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(d)	500,000	488,545
2.29%, 04/05/27 (a)(d)	200,000	192,209
2.57%, 02/15/30 (a)(d)	500,000	486,680
3.36%, 02/15/50 (a)(d)	250,000	243,813
Owens Corning
3.40%, 08/15/26 (a)	150,000	143,452
3.95%, 08/15/29 (a)	200,000	194,572
7.00%, 12/01/36	145,000	204,552
4.30%, 07/15/47 (a)	200,000	176,563
4.40%, 01/30/48 (a)	100,000	89,059
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	265,518
2.70%, 06/14/24 (a)	250,000	249,130
3.25%, 06/14/29 (a)	370,000	376,277
4.20%, 11/21/34 (a)	250,000	258,675
4.45%, 11/21/44 (a)	250,000	265,469
4.10%, 03/01/47 (a)	150,000	153,220
4.00%, 06/14/49 (a)	350,000	365,580
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	259,046
Precision Castparts Corp.
2.50%, 01/15/23 (a)	200,000	201,364
3.25%, 06/15/25 (a)	200,000	208,183
3.90%, 01/15/43 (a)	250,000	264,038
4.38%, 06/15/45 (a)	139,000	156,028
Raytheon Co.
2.50%, 12/15/22 (a)	450,000	457,128
3.15%, 12/15/24 (a)	200,000	209,090
4.88%, 10/15/40	250,000	304,919
4.70%, 12/15/41	200,000	240,642
Republic Services, Inc.
5.25%, 11/15/21	150,000	157,066
3.55%, 06/01/22 (a)	300,000	307,324
2.50%, 08/15/24 (a)	450,000	454,142
2.90%, 07/01/26 (a)	550,000	559,548
3.38%, 11/15/27 (a)	500,000	509,687
3.95%, 05/15/28 (a)	75,000	81,438
2.30%, 03/01/30 (a)	200,000	189,642
3.05%, 03/01/50 (a)	150,000	140,028
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	106,103
4.20%, 03/01/49 (a)	250,000	288,230
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	800,000	808,724
3.20%, 03/15/24 (a)	250,000	258,628
4.80%, 12/15/43 (a)	90,000	107,720
4.35%, 04/15/47 (a)	500,000	558,517
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	250,000	251,541
3.13%, 11/15/22 (a)	250,000	250,406
2.35%, 09/15/24 (a)	150,000	147,278
3.85%, 12/15/25 (a)	500,000	537,035
4.20%, 09/15/28 (a)	150,000	161,687
2.95%, 09/15/29 (a)	350,000	347,387
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	238,631
Sonoco Products Co.
5.75%, 11/01/40 (a)	130,000	153,965
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	250,244
4.25%, 11/15/28 (a)	250,000	268,575
2.30%, 03/15/30 (a)	250,000	242,375
5.20%, 09/01/40	59,000	70,763
4.85%, 11/15/48 (a)	300,000	372,016
4.00%, 03/15/60 (a)(b)	250,000	235,693

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	250,511
4.00%, 03/15/26 (a)	200,000	195,570
3.65%, 03/15/27 (a)	150,000	146,290
3.90%, 09/17/29 (a)	200,000	198,099
Timken Co.
4.50%, 12/15/28 (a)	150,000	172,571
United Technologies Corp.
3.65%, 08/16/23 (a)	200,000	211,052
3.95%, 08/16/25 (a)	650,000	709,498
3.13%, 05/04/27 (a)	250,000	255,343
4.13%, 11/16/28 (a)	900,000	990,324
6.05%, 06/01/36	500,000	660,937
6.13%, 07/15/38	400,000	536,916
5.70%, 04/15/40	1,000,000	1,277,835
4.50%, 06/01/42	1,000,000	1,150,470
4.15%, 05/15/45 (a)	250,000	272,429
3.75%, 11/01/46 (a)	300,000	311,529
4.05%, 05/04/47 (a)	550,000	601,524
4.63%, 11/16/48 (a)	100,000	118,984
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	129,394
5.25%, 10/01/54 (a)	100,000	96,785
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	201,777
4.50%, 06/15/47 (a)	250,000	254,323
4.70%, 03/01/48 (a)	125,000	131,019
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	216,936
3.50%, 05/01/29 (a)	209,000	214,054
2.60%, 02/01/30 (a)	300,000	282,129
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	454,435
2.40%, 05/15/23 (a)	366,000	367,612
2.95%, 06/15/24 (a)	250,000	257,470
3.20%, 06/15/26 (a)	100,000	105,081
3.15%, 11/15/27 (a)	300,000	308,271
3.45%, 06/15/29 (a)	250,000	265,264
4.00%, 07/15/39 (a)	250,000	271,878
4.10%, 03/01/45 (a)	500,000	562,395
4.15%, 07/15/49 (a)	400,000	478,994
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	250,000	243,914
4.95%, 09/15/28 (a)(f)(g)	500,000	484,395
WW Grainger, Inc.
4.60%, 06/15/45 (a)	150,000	174,064
4.20%, 05/15/47 (a)	500,000	549,042
Xylem, Inc.
4.88%, 10/01/21	200,000	210,562
3.25%, 11/01/26 (a)	285,000	304,324
4.38%, 11/01/46 (a)	95,000	103,261
		98,396,974
Communications 2.2%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	400,000	402,146
2.60%, 06/15/22 (a)	100,000	101,098
3.40%, 06/15/27 (a)	250,000	255,268
4.50%, 06/15/47 (a)	78,000	97,909
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	707,997
3.63%, 04/22/29 (a)	250,000	253,890
6.13%, 03/30/40	850,000	1,115,089
4.38%, 07/16/42	500,000	540,587
4.38%, 04/22/49 (a)	350,000	387,408
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Tower Corp.
2.25%, 01/15/22	250,000	246,043
4.70%, 03/15/22	153,000	157,514
3.50%, 01/31/23	800,000	810,012
3.00%, 06/15/23	200,000	193,647
5.00%, 02/15/24	350,000	371,275
3.38%, 05/15/24 (a)	250,000	249,884
2.95%, 01/15/25 (a)	180,000	180,590
2.40%, 03/15/25 (a)	250,000	246,883
4.00%, 06/01/25 (a)	100,000	103,925
3.38%, 10/15/26 (a)	250,000	250,126
2.75%, 01/15/27 (a)	65,000	63,367
3.55%, 07/15/27 (a)	500,000	500,015
3.60%, 01/15/28 (a)	100,000	100,146
3.95%, 03/15/29 (a)	250,000	260,364
3.80%, 08/15/29 (a)	750,000	766,680
2.90%, 01/15/30 (a)	150,000	148,399
3.70%, 10/15/49 (a)	200,000	186,492
AT&T, Inc.
4.45%, 05/15/21	55,000	56,202
4.00%, 01/15/22	500,000	512,875
3.00%, 02/15/22	350,000	353,243
3.20%, 03/01/22 (a)	750,000	763,279
3.80%, 03/15/22	250,000	255,898
3.40%, 06/15/22	100,000	101,983
3.00%, 06/30/22 (a)	1,375,000	1,381,524
2.63%, 12/01/22 (a)	250,000	250,803
3.60%, 02/17/23 (a)	500,000	516,267
4.05%, 12/15/23	150,000	157,418
3.90%, 03/11/24 (a)	400,000	418,564
4.45%, 04/01/24 (a)	350,000	373,058
3.55%, 06/01/24 (a)	400,000	414,058
3.95%, 01/15/25 (a)	350,000	370,118
3.40%, 05/15/25 (a)	1,500,000	1,554,465
3.60%, 07/15/25 (a)	250,000	261,479
3.88%, 01/15/26 (a)	750,000	778,519
4.13%, 02/17/26 (a)	250,000	265,466
2.95%, 07/15/26 (a)	250,000	249,770
3.80%, 02/15/27 (a)	350,000	367,119
4.25%, 03/01/27 (a)	1,200,000	1,279,134
4.10%, 02/15/28 (a)	1,033,000	1,086,721
4.35%, 03/01/29 (a)	450,000	484,054
4.30%, 02/15/30 (a)	1,050,000	1,128,125
4.50%, 05/15/35 (a)	1,000,000	1,082,050
5.25%, 03/01/37 (a)	950,000	1,111,001
4.90%, 08/15/37 (a)	404,000	452,345
4.85%, 03/01/39 (a)	740,000	831,856
6.35%, 03/15/40	300,000	380,276
6.10%, 07/15/40	250,000	296,328
6.00%, 08/15/40 (a)	800,000	1,001,120
5.35%, 09/01/40	725,000	841,797
6.38%, 03/01/41	246,000	310,393
6.25%, 03/29/41	163,000	204,087
5.38%, 10/15/41	150,000	171,173
5.15%, 03/15/42	725,000	837,723
4.30%, 12/15/42 (a)	850,000	892,020
4.80%, 06/15/44 (a)	250,000	274,849
4.35%, 06/15/45 (a)	1,100,000	1,160,819
4.85%, 07/15/45 (a)	250,000	275,348
4.75%, 05/15/46 (a)	1,000,000	1,101,455
5.15%, 11/15/46 (a)	650,000	774,608
5.65%, 02/15/47 (a)	500,000	637,460
5.45%, 03/01/47 (a)	628,000	760,674
4.50%, 03/09/48 (a)	1,400,000	1,512,476
4.55%, 03/09/49 (a)	859,000	930,877
5.15%, 02/15/50 (a)	650,000	779,132
5.70%, 03/01/57 (a)	350,000	439,514
5.30%, 08/15/58 (a)	320,000	379,038

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bell Canada, Inc.
4.46%, 04/01/48 (a)	550,000	633,682
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	261,264
5.13%, 12/04/28 (a)	1,250,000	1,395,506
9.63%, 12/15/30 (f)(g)	100,000	159,781
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	499,167
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	900,000	934,627
4.50%, 02/01/24 (a)	450,000	465,419
4.91%, 07/23/25 (a)	1,100,000	1,169,223
3.75%, 02/15/28 (a)	425,000	419,564
4.20%, 03/15/28 (a)	250,000	255,016
5.05%, 03/30/29 (a)	500,000	540,395
6.38%, 10/23/35 (a)	700,000	833,178
5.38%, 04/01/38 (a)	650,000	715,286
6.48%, 10/23/45 (a)	1,250,000	1,500,544
5.38%, 05/01/47 (a)	850,000	932,709
5.75%, 04/01/48 (a)	600,000	684,558
5.13%, 07/01/49 (a)	450,000	481,403
4.80%, 03/01/50 (a)	400,000	419,832
6.83%, 10/23/55 (a)	250,000	305,208
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	598,000	707,186
Comcast Corp.
1.63%, 01/15/22 (a)	250,000	251,714
3.13%, 07/15/22	250,000	256,384
2.85%, 01/15/23	500,000	516,775
2.75%, 03/01/23 (a)	800,000	826,004
3.00%, 02/01/24 (a)	450,000	472,183
3.60%, 03/01/24	450,000	484,918
3.70%, 04/15/24 (a)	750,000	805,830
3.38%, 02/15/25 (a)	100,000	106,832
3.38%, 08/15/25 (a)	350,000	372,304
3.95%, 10/15/25 (a)	950,000	1,039,837
3.15%, 03/01/26 (a)	750,000	785,017
2.35%, 01/15/27 (a)	550,000	547,910
3.30%, 02/01/27 (a)	530,000	558,257
3.15%, 02/15/28 (a)	750,000	785,936
3.55%, 05/01/28 (a)	292,000	313,519
4.15%, 10/15/28 (a)	1,000,000	1,127,160
2.65%, 02/01/30 (a)	500,000	516,160
3.40%, 04/01/30 (a)	500,000	542,850
4.25%, 10/15/30 (a)	500,000	580,195
4.25%, 01/15/33	650,000	756,795
7.05%, 03/15/33	250,000	361,163
5.65%, 06/15/35	100,000	135,149
4.40%, 08/15/35 (a)	230,000	271,646
6.50%, 11/15/35	250,000	359,474
3.20%, 07/15/36 (a)	250,000	261,128
6.95%, 08/15/37	100,000	148,901
3.90%, 03/01/38 (a)	500,000	567,700
4.60%, 10/15/38 (a)	1,000,000	1,216,040
3.75%, 04/01/40 (a)	250,000	278,001
4.65%, 07/15/42	500,000	629,637
4.75%, 03/01/44	500,000	632,145
4.60%, 08/15/45 (a)	822,000	1,021,351
3.40%, 07/15/46 (a)	250,000	266,780
4.00%, 08/15/47 (a)	266,000	308,806
3.97%, 11/01/47 (a)	1,098,000	1,268,712
4.00%, 03/01/48 (a)	500,000	580,900
4.70%, 10/15/48 (a)	1,250,000	1,628,937
4.00%, 11/01/49 (a)	850,000	994,870
3.45%, 02/01/50 (a)	500,000	544,990
4.05%, 11/01/52 (a)	500,000	595,082
4.95%, 10/15/58 (a)	900,000	1,228,441
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
2.25%, 09/01/21 (a)	145,000	145,882
4.88%, 04/15/22	550,000	564,655
5.25%, 01/15/23	300,000	312,485
3.20%, 09/01/24 (a)	250,000	245,911
4.45%, 02/15/26 (a)	500,000	523,250
3.70%, 06/15/26 (a)	250,000	257,790
3.65%, 09/01/27 (a)	300,000	304,335
3.80%, 02/15/28 (a)	350,000	356,263
3.10%, 11/15/29 (a)	200,000	194,893
4.75%, 05/15/47 (a)	450,000	471,539
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,200,000	1,685,784
9.25%, 06/01/32	100,000	145,874
Discovery Communications LLC
4.38%, 06/15/21	150,000	152,054
3.30%, 05/15/22	150,000	148,741
3.50%, 06/15/22 (a)	150,000	150,120
2.95%, 03/20/23 (a)	500,000	500,172
3.90%, 11/15/24 (a)	400,000	407,996
3.45%, 03/15/25 (a)	250,000	250,521
4.90%, 03/11/26 (a)	100,000	104,332
3.95%, 03/20/28 (a)	750,000	738,195
6.35%, 06/01/40	600,000	665,571
4.95%, 05/15/42	100,000	96,601
4.88%, 04/01/43	900,000	856,345
5.30%, 05/15/49 (a)	100,000	103,394
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	302,702
4.80%, 03/01/26 (a)	150,000	163,021
Fox Corp.
3.67%, 01/25/22	500,000	511,140
4.03%, 01/25/24 (a)	250,000	260,197
4.71%, 01/25/29 (a)	650,000	713,867
5.48%, 01/25/39 (a)	350,000	406,815
5.58%, 01/25/49 (a)	500,000	600,295
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	330,156
6.63%, 01/15/40	500,000	597,100
6.13%, 01/31/46 (a)	250,000	274,706
5.25%, 05/24/49 (a)	200,000	207,300
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	200,000	202,167
3.75%, 02/15/23	500,000	502,422
4.20%, 04/15/24	150,000	152,687
4.75%, 03/30/30 (a)	200,000	198,294
5.40%, 10/01/48 (a)	150,000	151,843
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	265,174
Moody's Corp.
2.75%, 12/15/21 (a)	500,000	496,605
4.50%, 09/01/22 (a)	76,000	80,012
4.88%, 02/15/24 (a)	100,000	105,938
3.25%, 01/15/28 (a)	150,000	156,173
4.25%, 02/01/29 (a)	200,000	223,256
5.25%, 07/15/44	100,000	121,874
4.88%, 12/17/48 (a)	200,000	232,591
NBCUniversal Media LLC
5.95%, 04/01/41	1,050,000	1,455,746
4.45%, 01/15/43	100,000	119,509
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	226,565
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	350,000	356,088
3.65%, 11/01/24 (a)	250,000	255,675
3.60%, 04/15/26 (a)	500,000	499,192

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Orange S.A.
4.13%, 09/14/21	250,000	256,391
9.00%, 03/01/31	800,000	1,233,476
5.38%, 01/13/42	300,000	383,275
5.50%, 02/06/44 (a)	250,000	327,631
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	260,884
4.00%, 03/18/29 (a)	350,000	368,023
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	251,855
4.10%, 10/01/23 (a)	250,000	267,901
3.63%, 12/15/25 (a)	220,000	230,440
2.90%, 11/15/26 (a)	100,000	100,583
4.50%, 03/15/43 (a)	100,000	111,578
5.45%, 10/01/43 (a)	250,000	308,493
5.00%, 03/15/44 (a)	500,000	602,162
4.30%, 02/15/48 (a)	200,000	227,542
4.35%, 05/01/49 (a)	450,000	517,016
3.70%, 11/15/49 (a)	300,000	310,994
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	262,384
2.95%, 01/22/27 (a)	400,000	400,978
2.50%, 12/01/29 (a)	200,000	196,253
4.50%, 05/15/48 (a)	200,000	256,879
3.25%, 12/01/49 (a)	200,000	201,700
TCI Communications, Inc.
7.88%, 02/15/26	100,000	128,503
7.13%, 02/15/28	350,000	455,189
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	157,559
4.10%, 03/08/27	500,000	516,165
7.05%, 06/20/36	650,000	855,978
4.67%, 03/06/38	250,000	261,363
5.21%, 03/08/47	850,000	959,493
4.90%, 03/06/48	300,000	333,759
5.52%, 03/01/49 (a)	400,000	492,528
Telefonica Europe BV
8.25%, 09/15/30	450,000	637,186
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	206,810
3.70%, 09/15/27 (a)	250,000	274,886
4.60%, 11/16/48 (a)	150,000	151,148
4.30%, 06/15/49 (a)	200,000	216,349
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	419,456
5.85%, 04/15/40	200,000	267,239
5.65%, 11/23/43 (a)	150,000	192,632
Time Warner Cable LLC
4.00%, 09/01/21 (a)	450,000	451,015
6.55%, 05/01/37	300,000	355,005
7.30%, 07/01/38	450,000	555,482
6.75%, 06/15/39	400,000	463,192
5.88%, 11/15/40 (a)	900,000	952,168
5.50%, 09/01/41 (a)	350,000	368,788
4.50%, 09/15/42 (a)	150,000	145,321
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	86,034
8.38%, 07/15/33	350,000	465,012
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	500,000	507,630
2.35%, 12/01/22	700,000	714,917
3.15%, 09/17/25	200,000	214,522
3.00%, 02/13/26	600,000	631,113
1.85%, 07/30/26	300,000	299,228
7.00%, 03/01/32	250,000	355,431
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 12/01/41	400,000	457,940
4.13%, 06/01/44	200,000	224,845
Verizon Communications, Inc.
4.60%, 04/01/21	400,000	410,400
2.95%, 03/15/22	250,000	255,491
3.13%, 03/16/22	350,000	359,438
2.45%, 11/01/22 (a)	300,000	304,716
5.15%, 09/15/23	1,250,000	1,396,531
4.15%, 03/15/24 (a)	250,000	271,603
3.50%, 11/01/24 (a)	458,000	488,288
3.38%, 02/15/25	900,000	964,660
2.63%, 08/15/26	650,000	669,919
4.13%, 03/16/27	1,050,000	1,170,335
4.33%, 09/21/28	1,550,000	1,762,009
3.88%, 02/08/29 (a)	350,000	393,762
4.02%, 12/03/29 (a)	1,457,000	1,638,783
3.15%, 03/22/30 (a)	500,000	540,080
4.50%, 08/10/33	1,200,000	1,414,452
4.40%, 11/01/34 (a)	1,000,000	1,161,075
4.27%, 01/15/36	950,000	1,113,063
5.25%, 03/16/37	938,000	1,201,662
4.81%, 03/15/39	566,000	715,710
4.75%, 11/01/41	250,000	307,948
3.85%, 11/01/42 (a)	356,000	399,393
6.55%, 09/15/43	316,000	450,989
4.13%, 08/15/46	500,000	583,120
4.86%, 08/21/46	1,250,000	1,636,650
5.50%, 03/16/47	200,000	278,614
4.52%, 09/15/48	1,250,000	1,604,275
5.01%, 04/15/49	850,000	1,145,868
5.01%, 08/21/54	500,000	683,017
4.67%, 03/15/55	700,000	894,278
ViacomCBS, Inc.
4.50%, 03/01/21	500,000	503,677
3.88%, 12/15/21	100,000	101,525
3.38%, 03/01/22 (a)	500,000	497,892
2.50%, 02/15/23 (a)	250,000	239,566
4.25%, 09/01/23 (a)	200,000	203,987
3.88%, 04/01/24 (a)	248,000	243,708
3.50%, 01/15/25 (a)	200,000	186,642
3.38%, 02/15/28 (a)	800,000	735,384
3.70%, 06/01/28 (a)	150,000	136,102
4.20%, 06/01/29 (a)	289,000	280,248
5.50%, 05/15/33	300,000	313,586
6.88%, 04/30/36	400,000	463,794
4.38%, 03/15/43	150,000	132,320
5.85%, 09/01/43 (a)	650,000	668,265
4.90%, 08/15/44 (a)	400,000	369,684
4.60%, 01/15/45 (a)	250,000	222,188
Vodafone Group PLC
2.95%, 02/19/23	350,000	356,556
3.75%, 01/16/24	700,000	729,424
4.13%, 05/30/25	500,000	532,777
4.38%, 05/30/28	900,000	951,903
7.88%, 02/15/30	250,000	329,963
6.25%, 11/30/32	100,000	122,128
6.15%, 02/27/37	530,000	632,354
5.00%, 05/30/38	350,000	391,886
4.38%, 02/19/43	500,000	517,565
5.25%, 05/30/48	1,050,000	1,251,101
4.88%, 06/19/49	500,000	557,602
4.25%, 09/17/50	500,000	528,587
5.13%, 06/19/59	150,000	165,774
Walt Disney Co.
1.65%, 09/01/22	250,000	251,636
3.00%, 09/15/22	100,000	103,295
1.75%, 08/30/24 (a)	250,000	250,975
3.70%, 09/15/24 (a)	250,000	271,119

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 03/24/25	500,000	546,077
3.70%, 10/15/25 (a)	600,000	655,011
2.00%, 09/01/29 (a)	375,000	365,801
6.20%, 12/15/34	1,000,000	1,387,515
6.40%, 12/15/35	250,000	355,980
6.15%, 03/01/37	200,000	276,526
6.65%, 11/15/37	500,000	707,512
6.15%, 02/15/41	150,000	211,104
4.75%, 09/15/44 (a)	190,000	238,490
4.95%, 10/15/45 (a)	385,000	500,800
4.75%, 11/15/46 (a)	200,000	254,751
2.75%, 09/01/49 (a)	600,000	591,852
4.70%, 03/23/50 (a)	650,000	850,219
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	249,296
WPP Finance 2010
3.63%, 09/07/22	100,000	104,126
3.75%, 09/19/24	300,000	303,491
		163,235,326
Consumer Cyclical 1.6%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	250,000	256,848
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	253,501
3.60%, 11/28/24 (a)	1,100,000	1,162,370
3.40%, 12/06/27 (a)	750,000	802,309
4.50%, 11/28/34 (a)	300,000	364,173
4.00%, 12/06/37 (a)	550,000	621,448
4.20%, 12/06/47 (a)	200,000	242,473
4.40%, 12/06/57 (a)	500,000	674,667
Amazon.com, Inc.
3.30%, 12/05/21 (a)	800,000	828,416
2.50%, 11/29/22 (a)	500,000	519,002
2.40%, 02/22/23 (a)	1,000,000	1,041,185
2.80%, 08/22/24 (a)	700,000	744,390
5.20%, 12/03/25 (a)	100,000	119,223
3.15%, 08/22/27 (a)	400,000	443,450
4.80%, 12/05/34 (a)	550,000	718,154
3.88%, 08/22/37 (a)	350,000	418,019
4.95%, 12/05/44 (a)	600,000	840,897
4.05%, 08/22/47 (a)	1,200,000	1,538,052
4.25%, 08/22/57 (a)	900,000	1,215,657
American Honda Finance Corp.
1.70%, 09/09/21	250,000	246,020
2.60%, 11/16/22	1,000,000	990,470
2.05%, 01/10/23	50,000	49,269
1.95%, 05/10/23	400,000	392,126
3.55%, 01/12/24	400,000	413,520
2.90%, 02/16/24	500,000	500,042
2.40%, 06/27/24	500,000	487,542
2.15%, 09/10/24	100,000	96,417
2.30%, 09/09/26	300,000	287,060
3.50%, 02/15/28	100,000	100,287
Aptiv Corp.
4.15%, 03/15/24 (a)	390,000	383,370
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	141,710
4.40%, 10/01/46 (a)	150,000	118,670
5.40%, 03/15/49 (a)	100,000	87,616
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	271,388
AutoNation, Inc.
3.80%, 11/15/27 (a)	300,000	282,600
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	255,290
3.25%, 04/15/25 (a)	650,000	650,201
3.75%, 04/18/29 (a)	200,000	203,508
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	206,165
Block Financial LLC
5.50%, 11/01/22 (a)	95,000	96,002
5.25%, 10/01/25 (a)	250,000	250,413
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	170,000	170,373
3.60%, 06/01/26 (a)	395,000	389,118
3.55%, 03/15/28 (a)	250,000	250,331
BorgWarner, Inc.
4.38%, 03/15/45 (a)	170,000	166,835
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	157,529
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	529,367
3.00%, 05/18/27 (a)	650,000	700,807
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	106,151
4.88%, 10/01/43 (a)	150,000	187,852
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	682,100
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	141,611
4.55%, 02/15/48 (a)	100,000	78,046
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	255,493
4.15%, 11/01/25 (a)	89,000	95,152
3.88%, 04/15/27 (a)	200,000	206,345
4.13%, 05/01/28 (a)	250,000	264,468
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	600,000	610,809
4.20%, 05/15/28 (a)	500,000	510,405
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	105,375
4.75%, 02/15/23 (a)	90,000	90,863
5.75%, 08/15/23 (a)	100,000	108,881
2.50%, 10/15/24 (a)	200,000	187,340
eBay, Inc.
2.88%, 08/01/21 (a)	46,000	45,790
3.80%, 03/09/22 (a)	500,000	506,840
2.60%, 07/15/22 (a)	150,000	149,730
2.75%, 01/30/23 (a)	400,000	398,240
3.60%, 06/05/27 (a)	500,000	510,497
4.00%, 07/15/42 (a)	200,000	188,483
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	91,954
5.00%, 02/15/26 (a)	100,000	90,621
3.80%, 02/15/28 (a)	200,000	173,017
3.25%, 02/15/30 (a)	700,000	585,777
General Motors Co.
4.88%, 10/02/23	1,100,000	1,014,673
4.00%, 04/01/25	400,000	346,450
4.20%, 10/01/27 (a)	250,000	209,823
5.00%, 10/01/28 (a)	250,000	215,401
5.00%, 04/01/35	400,000	300,570
6.60%, 04/01/36 (a)	200,000	174,083
5.15%, 04/01/38 (a)	550,000	412,912
6.25%, 10/02/43	600,000	475,200
5.20%, 04/01/45	300,000	230,568
6.75%, 04/01/46 (a)	200,000	158,521

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.40%, 04/01/48 (a)	100,000	73,119
5.95%, 04/01/49 (a)	200,000	153,659
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	200,000	192,539
3.20%, 07/06/21 (a)	1,250,000	1,193,931
4.38%, 09/25/21	900,000	866,286
3.45%, 01/14/22 (a)	750,000	700,864
3.45%, 04/10/22 (a)	100,000	92,991
3.15%, 06/30/22 (a)	500,000	455,132
3.55%, 07/08/22	400,000	372,026
3.25%, 01/05/23 (a)	440,000	397,773
3.70%, 05/09/23 (a)	100,000	90,062
4.15%, 06/19/23 (a)	100,000	92,156
5.10%, 01/17/24 (a)	400,000	367,000
3.95%, 04/13/24 (a)	250,000	226,699
3.50%, 11/07/24 (a)	250,000	222,821
4.00%, 01/15/25 (a)	250,000	224,921
4.35%, 04/09/25 (a)	61,000	53,041
5.25%, 03/01/26 (a)	375,000	330,636
4.00%, 10/06/26 (a)	100,000	85,115
4.35%, 01/17/27 (a)	850,000	680,072
3.85%, 01/05/28 (a)	550,000	452,262
5.65%, 01/17/29 (a)	150,000	131,840
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	300,000	273,912
3.35%, 09/01/24 (a)	100,000	88,628
5.25%, 06/01/25 (a)	300,000	278,351
5.75%, 06/01/28 (a)	350,000	312,951
5.30%, 01/15/29 (a)	200,000	170,307
4.00%, 01/15/30 (a)	250,000	193,795
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	94,113
4.63%, 07/28/45 (a)	150,000	133,421
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	801,848
4.40%, 04/01/21 (a)	250,000	254,411
2.63%, 06/01/22 (a)	850,000	867,646
2.70%, 04/01/23 (a)	600,000	623,991
3.75%, 02/15/24 (a)	500,000	529,702
2.13%, 09/15/26 (a)	250,000	251,331
2.95%, 06/15/29 (a)	650,000	674,931
5.88%, 12/16/36	1,700,000	2,409,716
5.40%, 09/15/40 (a)	191,000	251,115
5.95%, 04/01/41 (a)	500,000	701,462
4.20%, 04/01/43 (a)	250,000	286,943
4.88%, 02/15/44 (a)	1,050,000	1,312,636
4.40%, 03/15/45 (a)	150,000	175,643
3.90%, 06/15/47 (a)	100,000	111,925
4.50%, 12/06/48 (a)	350,000	429,732
3.13%, 12/15/49 (a)	450,000	448,501
3.50%, 09/15/56 (a)	197,000	204,407
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	138,628
4.85%, 03/15/26 (a)	150,000	145,216
4.38%, 09/15/28 (a)	100,000	91,407
IHS Markit Ltd.
3.63%, 05/01/24 (a)	120,000	119,624
4.75%, 08/01/28 (a)	350,000	366,672
4.25%, 05/01/29 (a)	350,000	351,633
JD.com, Inc.
3.13%, 04/29/21	200,000	200,634
3.38%, 01/14/30 (a)	200,000	199,445
4.13%, 01/14/50	200,000	195,800
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	210,894
4.25%, 07/17/25 (a)	200,000	172,676
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	540,000	500,596
2.90%, 06/25/25 (a)	200,000	176,227
3.50%, 08/18/26 (a)	350,000	321,769
3.90%, 08/08/29 (a)	200,000	172,399
Lear Corp.
3.80%, 09/15/27 (a)	250,000	228,449
4.25%, 05/15/29 (a)	150,000	134,582
5.25%, 05/15/49 (a)	200,000	173,590
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	504,830
4.00%, 04/15/25 (a)	200,000	213,467
3.38%, 09/15/25 (a)	800,000	829,724
2.50%, 04/15/26 (a)	50,000	49,382
3.10%, 05/03/27 (a)	460,000	462,942
6.50%, 03/15/29	401,000	484,568
3.65%, 04/05/29 (a)	472,000	486,110
4.50%, 04/15/30 (a)	400,000	442,254
5.00%, 04/15/40 (a)	200,000	229,521
4.65%, 04/15/42 (a)	150,000	164,644
4.25%, 09/15/44 (a)	100,000	103,786
4.38%, 09/15/45 (a)	250,000	260,801
3.70%, 04/15/46 (a)	250,000	243,363
4.05%, 05/03/47 (a)	800,000	822,500
4.55%, 04/05/49 (a)	400,000	442,960
5.13%, 04/15/50 (a)	400,000	485,828
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	260,706
4.15%, 10/01/25 (a)	250,000	286,710
Marriott International, Inc.
2.88%, 03/01/21 (a)	45,000	42,017
3.13%, 10/15/21 (a)	200,000	180,740
3.60%, 04/15/24 (a)	200,000	184,354
3.75%, 03/15/25 (a)	1,000,000	937,540
4.65%, 12/01/28 (a)	150,000	144,084
Mastercard, Inc.
2.00%, 11/21/21 (a)	150,000	145,593
3.38%, 04/01/24	450,000	480,069
2.00%, 03/03/25 (a)	200,000	204,922
2.95%, 11/21/26 (a)	500,000	537,117
3.30%, 03/26/27 (a)	500,000	545,487
2.95%, 06/01/29 (a)	350,000	373,210
3.35%, 03/26/30 (a)	500,000	554,972
3.80%, 11/21/46 (a)	200,000	235,152
3.95%, 02/26/48 (a)	100,000	122,715
3.65%, 06/01/49 (a)	200,000	233,366
3.85%, 03/26/50 (a)	500,000	612,352
McDonald's Corp.
2.63%, 01/15/22	400,000	403,654
3.35%, 04/01/23 (a)	400,000	413,520
3.25%, 06/10/24	250,000	258,055
3.38%, 05/26/25 (a)	800,000	836,460
3.70%, 01/30/26 (a)	600,000	634,104
3.50%, 03/01/27 (a)	100,000	104,046
3.50%, 07/01/27 (a)	300,000	315,650
3.80%, 04/01/28 (a)	400,000	423,962
2.63%, 09/01/29 (a)	400,000	388,730
2.13%, 03/01/30 (a)	250,000	232,785
3.60%, 07/01/30 (a)	300,000	315,641
4.70%, 12/09/35 (a)	250,000	286,076
6.30%, 10/15/37	180,000	235,767
6.30%, 03/01/38	150,000	197,812
5.70%, 02/01/39	33,000	41,050
4.88%, 07/15/40	100,000	114,755
3.70%, 02/15/42	150,000	151,451
3.63%, 05/01/43	150,000	146,546
4.88%, 12/09/45 (a)	900,000	1,054,318

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 03/01/47 (a)	250,000	271,940
4.45%, 09/01/48 (a)	500,000	561,365
3.63%, 09/01/49 (a)	450,000	456,507
NIKE, Inc.
2.25%, 05/01/23 (a)	200,000	202,266
2.40%, 03/27/25 (a)	500,000	520,215
2.38%, 11/01/26 (a)	250,000	256,901
2.85%, 03/27/30 (a)	500,000	528,400
3.25%, 03/27/40 (a)	500,000	525,465
3.63%, 05/01/43 (a)	50,000	55,620
3.88%, 11/01/45 (a)	400,000	471,948
3.38%, 11/01/46 (a)	150,000	160,708
3.38%, 03/27/50 (a)	500,000	546,602
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	288,645
6.95%, 03/15/28	100,000	94,254
4.38%, 04/01/30 (a)	75,000	61,542
5.00%, 01/15/44 (a)	400,000	280,516
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	174,427
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	150,000	153,968
3.55%, 03/15/26 (a)	500,000	505,397
3.60%, 09/01/27 (a)	250,000	246,504
4.35%, 06/01/28 (a)	59,000	60,846
3.90%, 06/01/29 (a)	150,000	150,925
PACCAR Financial Corp.
3.15%, 08/09/21	550,000	557,144
2.65%, 05/10/22	250,000	251,981
2.30%, 08/10/22	200,000	201,461
2.15%, 08/15/24	50,000	49,275
1.80%, 02/06/25	200,000	195,917
QVC, Inc.
5.13%, 07/02/22	200,000	178,504
4.38%, 03/15/23	300,000	284,982
4.85%, 04/01/24	122,000	102,322
4.45%, 02/15/25 (a)	263,000	216,396
5.45%, 08/15/34 (a)	200,000	153,900
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	210,604
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	240,000	174,494
3.70%, 03/15/28 (a)	250,000	156,511
Sands China Ltd.
4.60%, 08/08/23 (a)	750,000	765,735
5.13%, 08/08/25 (a)	450,000	430,096
5.40%, 08/08/28 (a)	500,000	466,105
Starbucks Corp.
2.70%, 06/15/22 (a)	500,000	506,792
3.10%, 03/01/23 (a)	250,000	254,860
3.85%, 10/01/23 (a)	350,000	365,440
2.00%, 03/12/27 (a)	300,000	283,557
3.50%, 03/01/28 (a)	350,000	362,019
4.00%, 11/15/28 (a)	250,000	271,791
3.55%, 08/15/29 (a)	500,000	520,430
2.25%, 03/12/30 (a)	200,000	187,623
3.75%, 12/01/47 (a)	500,000	509,967
4.45%, 08/15/49 (a)	350,000	401,938
3.35%, 03/12/50 (a)	100,000	94,692
Tapestry, Inc.
3.00%, 07/15/22 (a)	50,000	48,476
4.25%, 04/01/25 (a)	300,000	274,739
4.13%, 07/15/27 (a)	200,000	170,980
Target Corp.
2.90%, 01/15/22	250,000	255,439
3.50%, 07/01/24	450,000	480,780
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 04/15/25 (a)	500,000	510,430
2.50%, 04/15/26	100,000	102,862
3.38%, 04/15/29 (a)	525,000	568,835
2.35%, 02/15/30 (a)	250,000	253,550
2.65%, 09/15/30 (a)	300,000	312,395
6.35%, 11/01/32	145,000	199,741
4.00%, 07/01/42	500,000	587,965
3.63%, 04/15/46	400,000	447,992
3.90%, 11/15/47 (a)	400,000	472,560
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	352,070
2.25%, 09/15/26 (a)	300,000	286,229
Toyota Motor Corp.
3.18%, 07/20/21	250,000	252,944
2.16%, 07/02/22	100,000	99,314
3.42%, 07/20/23	250,000	257,360
2.36%, 07/02/24	150,000	147,656
2.76%, 07/02/29	150,000	150,760
Toyota Motor Credit Corp.
1.90%, 04/08/21	350,000	352,219
2.95%, 04/13/21	300,000	301,167
3.40%, 09/15/21	800,000	811,832
2.60%, 01/11/22	450,000	452,509
3.30%, 01/12/22	250,000	254,009
2.80%, 07/13/22	500,000	503,592
2.15%, 09/08/22	150,000	149,214
2.70%, 01/11/23	250,000	251,523
3.45%, 09/20/23	400,000	412,652
3.35%, 01/08/24	200,000	206,492
2.90%, 04/17/24	350,000	354,762
1.80%, 02/13/25	300,000	289,830
3.20%, 01/11/27	250,000	255,315
3.05%, 01/11/28	250,000	250,018
3.65%, 01/08/29	400,000	415,028
2.15%, 02/13/30	250,000	231,531
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	300,000	360,164
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	317,607
2.80%, 12/14/22 (a)	500,000	521,445
3.15%, 12/14/25 (a)	1,150,000	1,256,300
2.75%, 09/15/27 (a)	100,000	105,520
4.15%, 12/14/35 (a)	1,300,000	1,629,543
4.30%, 12/14/45 (a)	850,000	1,071,965
Walgreen Co.
3.10%, 09/15/22	100,000	100,482
4.40%, 09/15/42	150,000	147,624
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	530,000	535,952
3.80%, 11/18/24 (a)	850,000	874,858
3.45%, 06/01/26 (a)	550,000	547,772
4.50%, 11/18/34 (a)	150,000	151,497
4.80%, 11/18/44 (a)	450,000	445,270
4.65%, 06/01/46 (a)	250,000	241,015
Walmart, Inc.
3.13%, 06/23/21	200,000	204,329
2.35%, 12/15/22 (a)	650,000	668,749
2.55%, 04/11/23 (a)	1,600,000	1,658,808
3.30%, 04/22/24 (a)	300,000	319,434
2.85%, 07/08/24 (a)	200,000	210,066
2.65%, 12/15/24 (a)	1,250,000	1,317,725
3.55%, 06/26/25 (a)	100,000	109,376
3.70%, 06/26/28 (a)	1,700,000	1,911,735
3.25%, 07/08/29 (a)	500,000	550,722
2.38%, 09/24/29 (a)	150,000	156,005
5.25%, 09/01/35	1,000,000	1,369,810
6.50%, 08/15/37	100,000	150,276

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 04/15/38	150,000	220,344
3.95%, 06/28/38 (a)	850,000	1,009,817
5.00%, 10/25/40	150,000	190,462
5.63%, 04/15/41	150,000	214,694
4.00%, 04/11/43 (a)	150,000	181,094
4.30%, 04/22/44 (a)	300,000	369,694
3.63%, 12/15/47 (a)	600,000	704,340
4.05%, 06/29/48 (a)	900,000	1,127,173
2.95%, 09/24/49 (a)	400,000	432,426
Western Union Co.
4.25%, 06/09/23 (a)	750,000	789,896
		122,315,349
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.55%, 03/15/22	300,000	308,628
3.40%, 11/30/23 (a)	850,000	904,782
3.75%, 11/30/26 (a)	458,000	512,106
4.75%, 11/30/36 (a)	750,000	964,301
6.00%, 04/01/39	60,000	85,092
5.30%, 05/27/40	150,000	206,307
4.75%, 04/15/43 (a)	250,000	331,204
4.90%, 11/30/46 (a)	1,150,000	1,584,407
AbbVie, Inc.
3.38%, 11/14/21	100,000	102,262
2.15%, 11/19/21 (d)	500,000	499,815
2.90%, 11/06/22	725,000	734,117
3.20%, 11/06/22 (a)	500,000	513,480
2.30%, 11/21/22 (d)	1,000,000	998,515
2.85%, 05/14/23 (a)	1,200,000	1,221,234
3.75%, 11/14/23 (a)	250,000	260,508
2.60%, 11/21/24 (a)(d)	1,200,000	1,216,020
3.60%, 05/14/25 (a)	1,100,000	1,151,249
3.20%, 05/14/26 (a)	200,000	204,809
2.95%, 11/21/26 (a)(d)	1,275,000	1,298,785
4.25%, 11/14/28 (a)	590,000	635,899
3.20%, 11/21/29 (a)(d)	1,800,000	1,798,497
4.50%, 05/14/35 (a)	1,500,000	1,681,537
4.30%, 05/14/36 (a)	1,200,000	1,295,142
4.05%, 11/21/39 (a)(d)	1,300,000	1,359,403
4.40%, 11/06/42	700,000	782,341
4.70%, 05/14/45 (a)	450,000	506,441
4.88%, 11/14/48 (a)	569,000	660,919
4.25%, 11/21/49 (a)(d)	1,900,000	2,044,675
Actavis, Inc.
4.63%, 10/01/42 (a)	100,000	119,039
Adventist Health System
2.95%, 03/01/29 (a)	200,000	199,225
3.63%, 03/01/49 (a)	100,000	101,272
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	110,881
4.27%, 08/15/48 (a)	89,000	110,355
3.39%, 10/15/49 (a)	150,000	155,411
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	150,209
2.75%, 09/15/29 (a)	250,000	243,813
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	340,629
Allergan Finance LLC
3.25%, 10/01/22 (a)	750,000	756,244
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	1,008,285
3.85%, 06/15/24 (a)	500,000	518,560
4.55%, 03/15/35 (a)	690,000	785,962
4.85%, 06/15/44 (a)	500,000	589,857
4.75%, 03/15/45 (a)	168,000	176,778
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allergan, Inc.
2.80%, 03/15/23 (a)	700,000	694,578
Altria Group, Inc.
4.75%, 05/05/21	512,000	523,023
2.85%, 08/09/22	600,000	603,519
2.95%, 05/02/23	400,000	399,700
4.00%, 01/31/24	550,000	566,335
3.80%, 02/14/24 (a)	350,000	356,496
4.40%, 02/14/26 (a)	250,000	258,209
2.63%, 09/16/26 (a)	150,000	143,653
4.80%, 02/14/29 (a)	1,010,000	1,052,571
5.80%, 02/14/39 (a)	700,000	770,777
4.25%, 08/09/42	350,000	328,587
4.50%, 05/02/43	200,000	192,987
5.38%, 01/31/44	600,000	666,090
3.88%, 09/16/46 (a)	500,000	456,162
5.95%, 02/14/49 (a)	650,000	756,151
6.20%, 02/14/59 (a)	200,000	229,303
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	256,696
3.45%, 12/15/27 (a)	1,000,000	1,008,365
Amgen, Inc.
3.88%, 11/15/21 (a)	455,714	464,083
2.65%, 05/11/22 (a)	400,000	404,470
3.63%, 05/15/22 (a)	500,000	523,905
3.63%, 05/22/24 (a)	650,000	685,649
1.90%, 02/21/25 (a)	250,000	249,844
2.60%, 08/19/26 (a)	250,000	262,066
3.20%, 11/02/27 (a)	150,000	155,705
2.45%, 02/21/30 (a)	500,000	496,745
6.38%, 06/01/37	150,000	204,628
3.15%, 02/21/40 (a)	400,000	401,824
4.95%, 10/01/41	600,000	713,487
5.15%, 11/15/41 (a)	650,000	807,144
4.40%, 05/01/45 (a)	650,000	770,026
4.56%, 06/15/48 (a)	300,000	369,805
3.38%, 02/21/50 (a)	500,000	521,032
4.66%, 06/15/51 (a)	1,200,000	1,516,536
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,260,018
4.70%, 02/01/36 (a)	1,850,000	1,943,638
4.90%, 02/01/46 (a)	3,050,000	3,346,216
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	714,000	737,862
3.70%, 02/01/24	450,000	468,144
3.65%, 02/01/26 (a)	500,000	524,105
4.70%, 02/01/36 (a)	237,000	248,653
4.00%, 01/17/43	150,000	148,175
4.63%, 02/01/44	500,000	536,032
4.90%, 02/01/46 (a)	200,000	206,174
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	173,000	174,638
3.50%, 01/12/24 (a)	500,000	522,125
4.15%, 01/23/25 (a)	700,000	754,540
4.00%, 04/13/28 (a)	850,000	902,730
4.75%, 01/23/29 (a)	1,325,000	1,474,241
4.90%, 01/23/31 (a)	400,000	445,532
4.38%, 04/15/38 (a)	650,000	670,738
8.20%, 01/15/39	200,000	291,637
5.45%, 01/23/39 (a)	550,000	635,211
4.95%, 01/15/42	390,000	431,619
3.75%, 07/15/42	250,000	235,490
4.60%, 04/15/48 (a)	900,000	958,239
4.44%, 10/06/48 (a)	700,000	734,877
5.55%, 01/23/49 (a)	1,250,000	1,476,762
4.75%, 04/15/58 (a)	500,000	514,965
5.80%, 01/23/59 (a)	650,000	805,412

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	250,000	255,513
2.50%, 08/11/26 (a)	900,000	907,537
3.25%, 03/27/30 (a)	400,000	424,486
5.77%, 03/01/41	150,000	198,201
4.54%, 03/26/42	200,000	231,726
4.02%, 04/16/43	200,000	223,380
3.75%, 09/15/47 (a)	150,000	156,513
4.50%, 03/15/49 (a)	150,000	180,957
Ascension Health
2.53%, 11/15/29 (a)	70,000	72,498
3.11%, 11/15/39 (a)	100,000	102,312
3.95%, 11/15/46	650,000	753,041
AstraZeneca PLC
2.38%, 06/12/22 (a)	750,000	754,459
3.50%, 08/17/23 (a)	350,000	368,772
3.38%, 11/16/25	300,000	314,781
6.45%, 09/15/37	1,350,000	1,918,343
4.00%, 09/18/42	150,000	176,510
4.38%, 11/16/45	250,000	310,789
4.38%, 08/17/48 (a)	250,000	311,804
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,550,000	1,524,859
3.22%, 08/15/24 (a)	650,000	634,312
2.79%, 09/06/24 (a)	300,000	289,163
3.22%, 09/06/26 (a)	300,000	287,466
3.56%, 08/15/27 (a)	600,000	576,726
3.46%, 09/06/29 (a)	150,000	139,510
4.39%, 08/15/37 (a)	350,000	326,328
4.54%, 08/15/47 (a)	350,000	320,779
4.76%, 09/06/49 (a)	300,000	281,882
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	318,098
5.25%, 06/23/45 (a)	198,000	244,885
Baxter International, Inc.
1.70%, 08/15/21 (a)	250,000	249,186
3.75%, 10/01/25 (a)(d)	250,000	265,374
3.50%, 08/15/46 (a)	250,000	233,586
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	464,280
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	251,536
2.89%, 06/06/22 (a)	950,000	945,587
3.73%, 12/15/24 (a)	1,000,000	1,033,795
3.70%, 06/06/27 (a)	181,000	183,593
4.69%, 12/15/44 (a)	400,000	437,000
4.67%, 06/06/47 (a)	500,000	547,892
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,058,040
5.20%, 09/15/45 (a)	500,000	658,462
Boston Scientific Corp.
3.38%, 05/15/22	200,000	204,396
3.45%, 03/01/24 (a)	350,000	359,012
3.85%, 05/15/25	200,000	213,610
3.75%, 03/01/26 (a)	250,000	262,691
4.00%, 03/01/28 (a)	200,000	211,881
4.00%, 03/01/29 (a)	300,000	317,429
7.00%, 11/15/35 (f)(g)	150,000	218,252
4.55%, 03/01/39 (a)	250,000	277,356
7.38%, 01/15/40	50,000	81,072
4.70%, 03/01/49 (a)	250,000	283,480
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (d)	400,000	405,286
2.60%, 05/16/22 (d)	670,000	684,626
3.25%, 08/15/22 (d)	200,000	206,896
3.55%, 08/15/22 (d)	500,000	521,627
3.25%, 02/20/23 (a)(d)	200,000	208,131
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 08/15/23 (d)	200,000	213,873
3.63%, 05/15/24 (a)(d)	850,000	901,612
2.90%, 07/26/24 (a)(d)	900,000	935,176
3.88%, 08/15/25 (a)(d)	500,000	544,145
3.20%, 06/15/26 (a)(d)	1,000,000	1,064,200
3.25%, 02/27/27	250,000	271,489
3.45%, 11/15/27 (a)(d)	500,000	533,380
3.90%, 02/20/28 (a)(d)	350,000	389,072
3.40%, 07/26/29 (a)(d)	1,325,000	1,464,125
4.13%, 06/15/39 (a)(d)	250,000	301,481
3.25%, 08/01/42	350,000	388,913
5.25%, 08/15/43 (d)	250,000	341,128
4.50%, 03/01/44 (a)	250,000	324,790
5.00%, 08/15/45 (a)(d)	600,000	803,727
4.35%, 11/15/47 (a)(d)	750,000	946,699
4.55%, 02/20/48 (a)(d)	500,000	642,085
4.25%, 10/26/49 (a)(d)	1,000,000	1,274,545
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	322,844
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	247,065
3.75%, 09/25/27 (a)	600,000	538,506
Campbell Soup Co.
2.50%, 08/02/22	350,000	347,048
4.15%, 03/15/28 (a)	850,000	910,630
4.80%, 03/15/48 (a)	150,000	178,085
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	816,308
3.75%, 09/15/25 (a)	250,000	255,989
3.41%, 06/15/27 (a)	400,000	406,446
4.90%, 09/15/45 (a)	350,000	366,873
4.37%, 06/15/47 (a)	200,000	201,665
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	201,427
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	515,432
Cigna Corp.
3.40%, 09/17/21	500,000	509,790
3.90%, 02/15/22 (d)	194,000	198,472
3.05%, 11/30/22 (a)(d)	39,000	39,414
3.00%, 07/15/23 (a)(d)	485,000	489,566
3.75%, 07/15/23 (a)	1,000,000	1,030,405
3.25%, 04/15/25 (a)(d)	300,000	301,665
4.13%, 11/15/25 (a)	750,000	801,529
4.50%, 02/25/26 (a)(d)	485,000	523,936
3.40%, 03/01/27 (a)(d)	135,000	137,092
3.05%, 10/15/27 (a)(d)	291,000	288,228
4.38%, 10/15/28 (a)	1,300,000	1,403,181
2.40%, 03/15/30 (a)	500,000	476,685
4.80%, 08/15/38 (a)	500,000	563,997
6.13%, 11/15/41 (d)	145,000	185,470
4.80%, 07/15/46 (a)(d)	630,000	724,109
3.88%, 10/15/47 (a)(d)	339,000	342,741
4.90%, 12/15/48 (a)	1,000,000	1,202,955
3.40%, 03/15/50 (a)	400,000	379,722
City of Hope
5.62%, 11/15/43	195,000	293,541
Cleveland Clinic Foundation
4.86%, 01/01/14	350,000	419,274
Clorox Co.
3.05%, 09/15/22 (a)	200,000	207,116
3.90%, 05/15/28 (a)	550,000	607,940
Coca-Cola Co.
3.30%, 09/01/21	550,000	563,478
2.20%, 05/25/22	250,000	254,446
2.50%, 04/01/23	250,000	261,904

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 11/01/23	1,250,000	1,352,544
1.75%, 09/06/24	300,000	308,957
2.88%, 10/27/25	250,000	267,503
2.55%, 06/01/26	150,000	156,808
3.38%, 03/25/27	400,000	441,636
2.90%, 05/25/27	150,000	158,780
2.13%, 09/06/29	300,000	301,665
3.45%, 03/25/30	500,000	567,617
4.20%, 03/25/50	500,000	652,945
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	400,000	393,532
5.25%, 11/26/43	200,000	232,576
Colgate-Palmolive Co.
2.10%, 05/01/23	410,000	415,914
3.25%, 03/15/24	500,000	529,435
3.70%, 08/01/47 (a)	277,000	321,729
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	100,858
3.35%, 10/01/29 (a)	300,000	295,340
4.35%, 11/01/42	250,000	246,376
3.82%, 10/01/49 (a)	250,000	255,819
4.19%, 10/01/49 (a)	300,000	280,755
Conagra Brands, Inc.
3.80%, 10/22/21	350,000	352,909
3.20%, 01/25/23 (a)	333,000	332,799
4.30%, 05/01/24 (a)	360,000	372,697
4.60%, 11/01/25 (a)	350,000	373,627
4.85%, 11/01/28 (a)	500,000	537,342
5.30%, 11/01/38 (a)	350,000	394,828
5.40%, 11/01/48 (a)	350,000	395,666
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	350,936
4.25%, 05/01/23	500,000	517,282
4.75%, 11/15/24	250,000	265,366
4.40%, 11/15/25 (a)	350,000	354,081
4.75%, 12/01/25	200,000	209,187
3.70%, 12/06/26 (a)	200,000	196,321
4.65%, 11/15/28 (a)	250,000	257,661
3.15%, 08/01/29 (a)	250,000	233,815
4.50%, 05/09/47 (a)	175,000	166,347
4.10%, 02/15/48 (a)	150,000	138,176
5.25%, 11/15/48 (a)	200,000	206,784
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	100,000	103,337
CVS Health Corp.
3.35%, 03/09/21	532,000	535,873
2.13%, 06/01/21 (a)	750,000	748,984
3.50%, 07/20/22 (a)	500,000	513,817
2.75%, 12/01/22 (a)	500,000	505,652
3.70%, 03/09/23 (a)	2,250,000	2,341,429
4.00%, 12/05/23 (a)	500,000	525,197
3.38%, 08/12/24 (a)	500,000	513,640
2.63%, 08/15/24 (a)	300,000	301,074
4.10%, 03/25/25 (a)	700,000	742,794
3.88%, 07/20/25 (a)	950,000	984,927
2.88%, 06/01/26 (a)	700,000	707,290
3.00%, 08/15/26 (a)	250,000	252,248
3.63%, 04/01/27 (a)	200,000	204,883
4.30%, 03/25/28 (a)	2,870,000	3,050,265
3.25%, 08/15/29 (a)	500,000	502,342
3.75%, 04/01/30 (a)	400,000	412,252
4.88%, 07/20/35 (a)	250,000	283,318
4.78%, 03/25/38 (a)	1,450,000	1,617,410
6.13%, 09/15/39	150,000	189,205
4.13%, 04/01/40 (a)	250,000	253,090
5.30%, 12/05/43 (a)	600,000	709,374
5.13%, 07/20/45 (a)	1,100,000	1,268,223
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.05%, 03/25/48 (a)	2,400,000	2,759,064
4.25%, 04/01/50 (a)	200,000	208,203
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	157,184
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	250,000	276,253
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	245,510
2.20%, 11/15/24 (a)	250,000	245,678
2.60%, 11/15/29 (a)	250,000	249,169
3.25%, 11/15/39 (a)	250,000	243,560
3.40%, 11/15/49 (a)	350,000	348,493
Diageo Capital PLC
2.13%, 10/24/24 (a)	450,000	443,623
3.88%, 05/18/28 (a)	450,000	478,087
2.38%, 10/24/29 (a)	200,000	194,131
5.88%, 09/30/36	600,000	791,748
Diageo Investment Corp.
2.88%, 05/11/22	262,000	264,620
4.25%, 05/11/42	100,000	108,831
Dignity Health
3.13%, 11/01/22	250,000	258,253
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	230,755
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	276,260
Eli Lilly & Co.
2.35%, 05/15/22	350,000	357,404
2.75%, 06/01/25 (a)	110,000	115,017
3.10%, 05/15/27 (a)	250,000	271,658
3.38%, 03/15/29 (a)	350,000	387,845
3.88%, 03/15/39 (a)	250,000	298,166
3.95%, 05/15/47 (a)	100,000	116,687
3.95%, 03/15/49 (a)	500,000	633,515
4.15%, 03/15/59 (a)	500,000	645,652
Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	150,000	150,067
2.00%, 12/01/24 (a)	50,000	49,571
2.38%, 12/01/29 (a)	200,000	194,152
4.15%, 03/15/47 (a)	600,000	673,290
3.13%, 12/01/49 (a)	100,000	97,131
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	255,289
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	160,418
3.50%, 01/16/50 (a)	500,000	471,120
General Mills, Inc.
3.20%, 04/16/21	680,000	678,630
2.60%, 10/12/22 (a)	150,000	152,487
3.70%, 10/17/23 (a)	166,000	173,471
4.00%, 04/17/25 (a)	850,000	907,621
4.20%, 04/17/28 (a)	75,000	82,710
4.55%, 04/17/38 (a)	500,000	552,485
5.40%, 06/15/40	100,000	121,272
4.70%, 04/17/48 (a)	250,000	287,361
Gilead Sciences, Inc.
4.50%, 04/01/21 (a)	200,000	204,651
4.40%, 12/01/21 (a)	350,000	364,549
1.95%, 03/01/22 (a)	200,000	200,013
3.25%, 09/01/22 (a)	450,000	463,066
2.50%, 09/01/23 (a)	600,000	613,491
3.70%, 04/01/24 (a)	700,000	744,037
3.50%, 02/01/25 (a)	600,000	644,328
3.65%, 03/01/26 (a)	500,000	541,470
4.60%, 09/01/35 (a)	500,000	635,322
4.00%, 09/01/36 (a)	200,000	225,338

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.65%, 12/01/41 (a)	200,000	277,270
4.80%, 04/01/44 (a)	600,000	771,468
4.50%, 02/01/45 (a)	350,000	438,412
4.75%, 03/01/46 (a)	750,000	984,247
4.15%, 03/01/47 (a)	900,000	1,105,555
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	290,000	294,109
2.85%, 05/08/22	590,000	605,747
2.88%, 06/01/22 (a)	250,000	257,804
3.00%, 06/01/24 (a)	250,000	263,488
3.38%, 06/01/29 (a)	750,000	807,712
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	264,616
3.63%, 05/15/25	1,000,000	1,086,355
3.88%, 05/15/28	500,000	561,105
5.38%, 04/15/34	180,000	233,842
6.38%, 05/15/38	900,000	1,341,337
Hackensack Meridian Health, Inc.
4.21%, 07/01/48 (a)	150,000	177,313
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	154,941
Hasbro, Inc.
2.60%, 11/19/22	200,000	198,532
3.00%, 11/19/24 (a)	200,000	193,923
3.55%, 11/19/26 (a)	250,000	240,664
3.50%, 09/15/27 (a)	100,000	92,464
3.90%, 11/19/29 (a)	300,000	269,478
6.35%, 03/15/40	200,000	190,674
5.10%, 05/15/44 (a)	100,000	84,087
HCA, Inc.
4.75%, 05/01/23	350,000	356,813
5.00%, 03/15/24	1,000,000	1,037,680
5.25%, 04/15/25	250,000	261,994
5.25%, 06/15/26 (a)	250,000	262,860
4.50%, 02/15/27 (a)	500,000	513,742
4.13%, 06/15/29 (a)	550,000	552,560
5.13%, 06/15/39 (a)	400,000	419,276
5.50%, 06/15/47 (a)	500,000	545,185
5.25%, 06/15/49 (a)	650,000	696,329
Hershey Co.
2.30%, 08/15/26 (a)	710,000	725,009
2.45%, 11/15/29 (a)	100,000	99,212
3.13%, 11/15/49 (a)	150,000	141,869
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	90,000	110,241
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	163,376
JM Smucker Co.
3.50%, 10/15/21	250,000	254,076
3.50%, 03/15/25	500,000	522,022
2.38%, 03/15/30 (a)	200,000	185,895
4.25%, 03/15/35	250,000	269,323
4.38%, 03/15/45	250,000	249,916
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	251,011
2.45%, 12/05/21	100,000	102,262
2.05%, 03/01/23 (a)	100,000	103,314
3.38%, 12/05/23	500,000	546,755
2.63%, 01/15/25 (a)	270,000	288,340
2.45%, 03/01/26 (a)	450,000	481,849
2.95%, 03/03/27 (a)	1,600,000	1,750,912
2.90%, 01/15/28 (a)	100,000	109,856
3.55%, 03/01/36 (a)	117,000	135,247
3.63%, 03/03/37 (a)	400,000	470,630
3.40%, 01/15/38 (a)	1,250,000	1,425,856
5.85%, 07/15/38	282,000	411,915
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 05/15/41	150,000	211,608
4.50%, 12/05/43 (a)	200,000	271,409
3.70%, 03/01/46 (a)	1,200,000	1,480,284
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	785,557
4.15%, 05/01/47 (a)	425,000	518,154
3.27%, 11/01/49 (a)	450,000	463,493
Kellogg Co.
2.65%, 12/01/23	350,000	353,486
4.30%, 05/15/28 (a)	750,000	809,085
4.50%, 04/01/46	231,000	258,029
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	500,000	505,940
4.06%, 05/25/23 (a)	450,000	472,822
3.13%, 12/15/23 (a)	250,000	254,379
4.42%, 05/25/25 (a)	1,000,000	1,067,495
2.55%, 09/15/26 (a)	150,000	145,112
3.43%, 06/15/27 (a)	150,000	151,823
4.60%, 05/25/28 (a)	500,000	548,135
4.99%, 05/25/38 (a)	200,000	231,850
4.50%, 11/15/45 (a)	150,000	162,822
4.42%, 12/15/46 (a)	250,000	255,435
5.09%, 05/25/48 (a)	100,000	125,442
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	255,463
3.95%, 11/01/28 (a)	200,000	225,041
3.20%, 04/25/29 (a)	500,000	537,672
3.10%, 03/26/30 (a)	200,000	215,897
6.63%, 08/01/37	100,000	145,095
5.30%, 03/01/41	450,000	580,806
3.20%, 07/30/46 (a)	100,000	102,138
2.88%, 02/07/50 (a)	150,000	147,416
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	73,000	88,385
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	302,923
5.00%, 03/15/42	200,000	244,412
Kroger Co.
2.80%, 08/01/22 (a)	500,000	506,602
4.00%, 02/01/24 (a)	700,000	737,443
2.65%, 10/15/26 (a)	100,000	99,671
4.50%, 01/15/29 (a)	200,000	224,292
7.50%, 04/01/31 (c)	100,000	134,787
6.90%, 04/15/38	90,000	119,321
5.40%, 07/15/40 (a)	500,000	591,885
5.15%, 08/01/43 (a)	67,000	75,884
3.88%, 10/15/46 (a)	100,000	98,457
4.45%, 02/01/47 (a)	250,000	262,338
4.65%, 01/15/48 (a)	100,000	110,907
5.40%, 01/15/49 (a)	300,000	365,620
3.95%, 01/15/50 (a)	220,000	229,334
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,280,537
2.30%, 12/01/24 (a)	200,000	197,284
3.60%, 02/01/25 (a)	150,000	156,162
4.70%, 02/01/45 (a)	300,000	341,904
Mayo Clinic
4.13%, 11/15/52	250,000	359,631
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	150,000	150,919
3.15%, 08/15/24 (a)	200,000	203,200
3.40%, 08/15/27 (a)	350,000	357,915
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	258,260
3.80%, 03/15/24 (a)	500,000	519,332
3.95%, 02/16/28 (a)	300,000	318,969

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 05/30/29 (a)	200,000	227,705
4.88%, 03/15/44 (a)	69,000	85,455
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	321,939
4.60%, 06/01/44 (a)	250,000	299,045
MedStar Health, Inc.
3.63%, 08/15/49	100,000	108,372
Medtronic, Inc.
3.15%, 03/15/22	450,000	466,895
3.63%, 03/15/24 (a)	350,000	370,800
3.50%, 03/15/25	825,000	887,869
4.38%, 03/15/35	900,000	1,110,672
4.63%, 03/15/45	650,000	870,964
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	40,781
4.20%, 07/01/55	400,000	466,610
Merck & Co., Inc.
2.35%, 02/10/22	400,000	409,344
2.80%, 05/18/23	1,000,000	1,036,100
2.75%, 02/10/25 (a)	1,550,000	1,639,877
3.40%, 03/07/29 (a)	500,000	552,327
3.90%, 03/07/39 (a)	350,000	420,119
3.60%, 09/15/42 (a)	200,000	227,763
4.15%, 05/18/43	450,000	587,342
3.70%, 02/10/45 (a)	700,000	838,897
4.00%, 03/07/49 (a)	450,000	566,548
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	300,000	295,250
3.50%, 05/01/22	200,000	201,381
3.00%, 07/15/26 (a)	590,000	560,052
5.00%, 05/01/42	350,000	343,366
4.20%, 07/15/46 (a)	600,000	545,271
Mondelez International, Inc.
3.63%, 05/07/23 (a)	750,000	784,740
3.63%, 02/13/26 (a)	200,000	210,456
4.13%, 05/07/28 (a)	300,000	324,366
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	200,000	204,103
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	395,242
3.95%, 06/15/26 (a)	800,000	813,864
5.25%, 06/15/46 (a)	200,000	203,930
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	201,849
4.55%, 04/15/28 (a)	350,000	356,956
5.40%, 11/29/43 (a)	250,000	263,970
5.20%, 04/15/48 (a)	250,000	257,905
New York and Presbyterian Hospital
4.02%, 08/01/45	100,000	112,693
3.95%, 08/01/19 (a)	450,000	510,901
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	198,908
4.26%, 11/01/47 (a)	300,000	325,553
3.81%, 11/01/49 (a)	150,000	147,348
Novartis Capital Corp.
2.40%, 09/21/22	650,000	664,963
3.40%, 05/06/24	350,000	375,762
3.00%, 11/20/25 (a)	750,000	808,762
2.00%, 02/14/27 (a)	390,000	394,085
3.10%, 05/17/27 (a)	850,000	913,678
2.20%, 08/14/30 (a)	500,000	512,662
4.40%, 05/06/44	750,000	984,176
4.00%, 11/20/45 (a)	400,000	502,806
2.75%, 08/14/50 (a)	450,000	470,194
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NYU Langone Hospitals
4.78%, 07/01/44	350,000	409,482
4.37%, 07/01/47 (a)	130,000	144,125
3.38%, 07/01/55 (a)	200,000	186,378
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	100,850
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	250,000	256,811
3.19%, 07/01/49 (a)	100,000	100,002
3.34%, 07/01/60 (a)	250,000	251,419
PepsiCo, Inc.
2.00%, 04/15/21 (a)	350,000	350,779
3.00%, 08/25/21	300,000	307,257
1.70%, 10/06/21 (a)	850,000	856,745
2.75%, 03/05/22	800,000	819,584
2.25%, 05/02/22 (a)	200,000	203,555
2.75%, 03/01/23	500,000	522,210
3.60%, 03/01/24 (a)	500,000	535,027
2.75%, 04/30/25 (a)	300,000	321,612
3.50%, 07/17/25 (a)	100,000	109,003
2.38%, 10/06/26 (a)	250,000	259,504
3.00%, 10/15/27 (a)	500,000	532,885
2.63%, 07/29/29 (a)	300,000	314,016
2.75%, 03/19/30 (a)	500,000	534,325
3.50%, 03/19/40 (a)	500,000	562,282
3.60%, 08/13/42	145,000	163,386
4.60%, 07/17/45 (a)	1,000,000	1,262,510
4.45%, 04/14/46 (a)	500,000	659,710
3.45%, 10/06/46 (a)	1,000,000	1,129,180
3.38%, 07/29/49 (a)	350,000	394,947
2.88%, 10/15/49 (a)	250,000	259,943
3.88%, 03/19/60 (a)	300,000	375,636
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	235,096
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	485,690
4.38%, 03/15/26 (a)	200,000	205,656
Pfizer, Inc.
1.95%, 06/03/21	500,000	504,020
3.00%, 09/15/21	250,000	255,696
2.20%, 12/15/21	350,000	354,300
2.80%, 03/11/22	96,000	99,105
3.00%, 06/15/23	500,000	529,080
5.80%, 08/12/23	100,000	112,964
3.20%, 09/15/23 (a)	500,000	525,882
2.95%, 03/15/24 (a)	268,000	284,053
3.40%, 05/15/24	250,000	269,398
2.75%, 06/03/26	1,000,000	1,058,955
3.00%, 12/15/26	350,000	377,963
3.60%, 09/15/28 (a)	250,000	275,080
3.45%, 03/15/29 (a)	500,000	552,645
4.10%, 09/15/38 (a)	200,000	238,207
7.20%, 03/15/39	650,000	1,051,960
5.60%, 09/15/40	100,000	139,103
4.30%, 06/15/43	150,000	185,151
4.40%, 05/15/44	850,000	1,075,879
4.13%, 12/15/46	1,000,000	1,231,995
4.20%, 09/15/48 (a)	300,000	381,507
Pharmacia LLC
6.60%, 12/01/28	500,000	663,805
Philip Morris International, Inc.
4.13%, 05/17/21	300,000	306,495
2.90%, 11/15/21	500,000	503,525
2.38%, 08/17/22 (a)	500,000	504,392
2.50%, 08/22/22	250,000	253,783
2.50%, 11/02/22 (a)	250,000	251,236
2.63%, 03/06/23	150,000	151,317

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/25/26 (a)	230,000	229,841
3.13%, 03/02/28 (a)	650,000	665,974
3.38%, 08/15/29 (a)	250,000	263,544
6.38%, 05/16/38	650,000	870,243
4.38%, 11/15/41	250,000	273,254
4.50%, 03/20/42	200,000	225,600
4.13%, 03/04/43	250,000	266,698
4.88%, 11/15/43	500,000	586,317
4.25%, 11/10/44	400,000	449,730
Procter & Gamble Co.
2.30%, 02/06/22	581,000	597,503
2.15%, 08/11/22	500,000	516,837
2.70%, 02/02/26	500,000	529,477
2.45%, 11/03/26	350,000	369,642
3.00%, 03/25/30	500,000	557,825
5.50%, 02/01/34	150,000	200,588
3.55%, 03/25/40	300,000	350,240
3.50%, 10/25/47	650,000	769,597
3.60%, 03/25/50	450,000	555,012
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	350,000	343,607
3.74%, 10/01/47	112,000	116,649
3.93%, 10/01/48 (a)	200,000	221,768
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	312,722
4.20%, 06/30/29 (a)	100,000	110,067
2.95%, 06/30/30 (a)	300,000	294,903
4.70%, 03/30/45 (a)	300,000	364,378
Reynolds American, Inc.
4.00%, 06/12/22	300,000	304,767
4.45%, 06/12/25 (a)	750,000	775,211
5.70%, 08/15/35 (a)	200,000	216,378
7.25%, 06/15/37	225,000	265,550
6.15%, 09/15/43	500,000	541,657
5.85%, 08/15/45 (a)	1,250,000	1,323,969
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	200,000	214,980
Sanofi
4.00%, 03/29/21	650,000	661,830
3.38%, 06/19/23 (a)	450,000	475,063
3.63%, 06/19/28 (a)	250,000	287,604
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	496,062
2.88%, 09/23/23 (a)	1,400,000	1,416,569
3.20%, 09/23/26 (a)	800,000	814,740
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	108,927
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	204,392
Stryker Corp.
2.63%, 03/15/21 (a)	250,000	250,426
3.50%, 03/15/26 (a)	790,000	822,536
3.65%, 03/07/28 (a)	150,000	158,715
4.38%, 05/15/44 (a)	100,000	111,970
4.63%, 03/15/46 (a)	500,000	590,792
Sysco Corp.
2.50%, 07/15/21 (a)	200,000	199,993
3.55%, 03/15/25 (a)	400,000	378,762
3.75%, 10/01/25 (a)	500,000	481,637
3.30%, 07/15/26 (a)	250,000	237,673
3.25%, 07/15/27 (a)	200,000	182,940
2.40%, 02/15/30 (a)	200,000	164,433
4.85%, 10/01/45 (a)	225,000	220,661
4.50%, 04/01/46 (a)	200,000	181,134
3.30%, 02/15/50 (a)	200,000	144,640
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	650,000	661,723
4.40%, 11/26/23 (a)	250,000	264,689
5.00%, 11/26/28 (a)	400,000	454,438
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	500,000	509,597
4.15%, 02/01/24 (a)	800,000	853,576
3.20%, 08/15/27 (a)	332,000	340,484
2.60%, 10/01/29 (a)	250,000	244,719
4.50%, 03/25/30 (a)	500,000	562,785
5.30%, 02/01/44 (a)	200,000	250,427
4.10%, 08/15/47 (a)	250,000	272,748
Toledo Hospital
5.33%, 11/15/28	75,000	82,281
5.75%, 11/15/38 (a)	275,000	327,302
Trinity Health Corp.
4.13%, 12/01/45	225,000	247,853
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	150,000	149,870
4.50%, 06/15/22 (a)	250,000	258,518
3.90%, 09/28/23 (a)	150,000	156,221
3.95%, 08/15/24 (a)	150,000	151,727
4.00%, 03/01/26 (a)	250,000	265,216
3.55%, 06/02/27 (a)	350,000	358,703
4.35%, 03/01/29 (a)	260,000	282,153
4.88%, 08/15/34 (a)	650,000	749,057
5.15%, 08/15/44 (a)	125,000	149,246
4.55%, 06/02/47 (a)	500,000	559,612
5.10%, 09/28/48 (a)	210,000	259,251
Unilever Capital Corp.
2.75%, 03/22/21	350,000	354,424
1.38%, 07/28/21	500,000	504,537
2.20%, 05/05/22 (a)	250,000	251,831
3.25%, 03/07/24 (a)	200,000	210,711
2.60%, 05/05/24 (a)	150,000	153,793
2.00%, 07/28/26	500,000	499,172
2.90%, 05/05/27 (a)	200,000	210,261
3.50%, 03/22/28 (a)	550,000	596,126
2.13%, 09/06/29 (a)	250,000	247,405
5.90%, 11/15/32	400,000	543,926
Whirlpool Corp.
4.85%, 06/15/21	250,000	254,675
4.00%, 03/01/24	200,000	198,227
4.75%, 02/26/29 (a)	250,000	259,268
4.50%, 06/01/46 (a)	150,000	143,804
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	175,386
Wyeth LLC
6.50%, 02/01/34	200,000	274,085
6.00%, 02/15/36	150,000	211,694
5.95%, 04/01/37	500,000	711,040
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	250,000	250,666
3.70%, 03/19/23 (a)	100,000	101,495
3.55%, 04/01/25 (a)	600,000	604,818
3.05%, 01/15/26 (a)	200,000	196,903
3.55%, 03/20/30 (a)	300,000	299,849
4.45%, 08/15/45 (a)	299,000	293,274
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	259,439
3.00%, 09/12/27 (a)	500,000	509,407
3.90%, 08/20/28 (a)	520,000	577,052
4.70%, 02/01/43 (a)	300,000	357,451
4.45%, 08/20/48 (a)	250,000	296,631
		303,786,002

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 1.7%
Apache Corp.
3.25%, 04/15/22 (a)	305,000	235,660
4.38%, 10/15/28 (a)	250,000	136,024
4.25%, 01/15/30 (a)	200,000	108,177
5.10%, 09/01/40 (a)	500,000	239,855
4.75%, 04/15/43 (a)	450,000	208,445
4.25%, 01/15/44 (a)	400,000	190,654
5.35%, 07/01/49 (a)	250,000	119,323
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	382,048
3.34%, 12/15/27 (a)	650,000	599,771
3.14%, 11/07/29 (a)	100,000	87,775
5.13%, 09/15/40	150,000	132,245
4.08%, 12/15/47 (a)	600,000	531,957
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	247,672
4.45%, 07/15/27 (a)	450,000	341,725
BP Capital Markets America, Inc.
4.74%, 03/11/21	1,000,000	1,014,685
3.25%, 05/06/22	250,000	252,670
2.52%, 09/19/22 (a)	200,000	198,200
2.75%, 05/10/23	350,000	350,096
3.22%, 11/28/23 (a)	200,000	205,881
3.79%, 02/06/24 (a)	250,000	257,953
3.22%, 04/14/24 (a)	350,000	357,663
3.80%, 09/21/25 (a)	500,000	518,812
3.41%, 02/11/26 (a)	250,000	255,320
3.12%, 05/04/26 (a)	350,000	353,234
3.02%, 01/16/27 (a)	200,000	201,467
3.59%, 04/14/27 (a)	300,000	303,882
3.94%, 09/21/28 (a)	350,000	372,620
4.23%, 11/06/28 (a)	600,000	648,522
3.00%, 02/24/50 (a)	650,000	608,488
BP Capital Markets PLC
3.56%, 11/01/21	400,000	405,998
3.06%, 03/17/22	500,000	505,785
2.50%, 11/06/22	300,000	297,297
3.99%, 09/26/23	250,000	261,089
3.54%, 11/04/24	300,000	308,230
3.51%, 03/17/25	500,000	515,810
3.28%, 09/19/27 (a)	450,000	453,553
3.72%, 11/28/28 (a)	250,000	263,824
Burlington Resources LLC
5.95%, 10/15/36	250,000	282,441
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	110,000	103,154
2.95%, 01/15/23 (a)	550,000	477,788
3.80%, 04/15/24 (a)	150,000	126,796
3.90%, 02/01/25 (a)	100,000	82,375
3.85%, 06/01/27 (a)	200,000	157,546
7.20%, 01/15/32	225,000	216,340
6.45%, 06/30/33	150,000	124,109
6.50%, 02/15/37	100,000	80,804
6.25%, 03/15/38	500,000	389,225
6.75%, 02/01/39	100,000	77,284
4.95%, 06/01/47 (a)	250,000	180,254
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	549,800
5.88%, 03/31/25 (a)	375,000	316,341
5.13%, 06/30/27 (a)	250,000	224,065
3.70%, 11/15/29 (a)(d)	700,000	539,934
Chevron Corp.
2.50%, 03/03/22 (a)	300,000	304,275
2.36%, 12/05/22 (a)	499,000	506,695
2.57%, 05/16/23 (a)	250,000	256,683
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.19%, 06/24/23 (a)	1,150,000	1,204,326
2.90%, 03/03/24 (a)	1,250,000	1,297,594
2.95%, 05/16/26 (a)	250,000	263,649
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	199,024
3.90%, 05/15/27 (a)	200,000	134,641
4.38%, 03/15/29 (a)	200,000	134,469
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	489,257
Concho Resources, Inc.
4.38%, 01/15/25 (a)	100,000	91,904
4.30%, 08/15/28 (a)	850,000	734,493
4.88%, 10/01/47 (a)	150,000	114,446
4.85%, 08/15/48 (a)	125,000	95,570
Conoco Funding Co.
7.25%, 10/15/31	200,000	256,204
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	746,858
5.90%, 05/15/38	250,000	312,341
6.50%, 02/01/39	1,100,000	1,381,105
4.30%, 11/15/44 (a)	300,000	271,461
5.95%, 03/15/46 (a)	125,000	146,461
ConocoPhillips Holding Co.
6.95%, 04/15/29	450,000	550,318
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	201,494
7.95%, 04/15/32	100,000	88,114
5.60%, 07/15/41 (a)	400,000	254,298
4.75%, 05/15/42 (a)	50,000	32,166
5.00%, 06/15/45 (a)	650,000	417,973
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	212,072
5.38%, 05/31/25 (a)	300,000	222,377
3.25%, 12/01/26 (a)	300,000	213,294
3.50%, 12/01/29 (a)	400,000	275,440
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	146,049
3.60%, 12/15/24 (a)	300,000	310,929
3.00%, 11/15/29 (a)	200,000	187,189
4.80%, 11/01/43 (a)	400,000	398,604
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	55,555
4.40%, 03/15/27 (a)	250,000	125,309
4.95%, 05/15/28 (a)	250,000	139,145
4.15%, 09/15/29 (a)	300,000	135,966
5.00%, 05/15/44 (a)	150,000	64,579
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	250,000	254,985
5.88%, 10/15/25 (a)	150,000	137,622
7.50%, 04/15/38	100,000	109,929
5.50%, 09/15/40 (a)	200,000	196,684
7.38%, 10/15/45 (a)	150,000	160,370
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	243,081
2.50%, 01/15/25 (a)	150,000	136,373
4.25%, 12/01/26 (a)	850,000	772,012
3.70%, 07/15/27 (a)	475,000	453,425
3.13%, 11/15/29 (a)	350,000	318,906
4.50%, 06/10/44 (a)	150,000	141,551
5.50%, 12/01/46 (a)	250,000	257,096
4.00%, 11/15/49 (a)	150,000	134,023
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	1,450,000	1,367,401
4.25%, 03/15/23 (a)	250,000	226,265
5.88%, 01/15/24 (a)	900,000	876,852
4.90%, 02/01/24 (a)	250,000	229,606

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 03/15/25 (a)	200,000	177,928
2.90%, 05/15/25 (a)	350,000	296,858
4.75%, 01/15/26 (a)	350,000	307,739
4.20%, 04/15/27 (a)	250,000	235,173
5.50%, 06/01/27 (a)	350,000	307,078
5.25%, 04/15/29 (a)	300,000	251,042
3.75%, 05/15/30 (a)	500,000	389,705
4.90%, 03/15/35 (a)	550,000	421,792
6.63%, 10/15/36	500,000	481,282
7.50%, 07/01/38	500,000	513,970
6.05%, 06/01/41 (a)	200,000	176,013
6.50%, 02/01/42 (a)	600,000	537,762
5.15%, 02/01/43 (a)	100,000	72,351
5.95%, 10/01/43 (a)	48,000	39,810
5.15%, 03/15/45 (a)	250,000	194,799
6.13%, 12/15/45 (a)	350,000	301,063
5.30%, 04/15/47 (a)	250,000	191,779
6.00%, 06/15/48 (a)	350,000	291,954
6.25%, 04/15/49 (a)	500,000	430,080
5.00%, 05/15/50 (a)	650,000	511,459
Energy Transfer Partners LP/ Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	271,215
Eni USA, Inc.
7.30%, 11/15/27	150,000	172,024
Enterprise Products Operating LLC
2.85%, 04/15/21 (a)	550,000	543,614
3.50%, 02/01/22	150,000	148,195
3.35%, 03/15/23 (a)	550,000	549,252
3.90%, 02/15/24 (a)	400,000	402,908
3.75%, 02/15/25 (a)	100,000	101,090
3.70%, 02/15/26 (a)	150,000	148,991
3.95%, 02/15/27 (a)	325,000	290,537
4.15%, 10/16/28 (a)	250,000	248,814
3.13%, 07/31/29 (a)	300,000	274,247
2.80%, 01/31/30 (a)	325,000	295,467
6.65%, 10/15/34	250,000	284,400
7.55%, 04/15/38	150,000	184,378
6.13%, 10/15/39	250,000	271,196
6.45%, 09/01/40	70,000	72,284
5.95%, 02/01/41	100,000	95,502
5.70%, 02/15/42	150,000	155,994
4.85%, 08/15/42 (a)	300,000	299,560
4.45%, 02/15/43 (a)	300,000	284,127
4.85%, 03/15/44 (a)	250,000	256,321
5.10%, 02/15/45 (a)	350,000	311,936
4.90%, 05/15/46 (a)	400,000	387,782
4.25%, 02/15/48 (a)	500,000	475,952
4.80%, 02/01/49 (a)	350,000	357,171
4.20%, 01/31/50 (a)	500,000	472,185
3.70%, 01/31/51 (a)	325,000	287,141
4.95%, 10/15/54 (a)	400,000	335,132
3.95%, 01/31/60 (a)	325,000	277,695
4.88%, 08/16/77 (a)(b)	200,000	134,483
5.25%, 08/16/77 (a)(b)	335,000	231,748
5.38%, 02/15/78 (a)(b)	235,000	157,432
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	490,167
3.15%, 04/01/25 (a)	250,000	248,268
4.15%, 01/15/26 (a)	50,000	51,766
3.90%, 04/01/35 (a)	165,000	168,618
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	1,001,510
2.40%, 03/06/22 (a)	450,000	456,190
1.90%, 08/16/22	350,000	351,391
2.73%, 03/01/23 (a)	400,000	413,118
3.18%, 03/15/24 (a)	250,000	260,806
2.02%, 08/16/24 (a)	375,000	376,183
2.71%, 03/06/25 (a)	600,000	624,525
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.99%, 03/19/25 (a)	500,000	530,870
3.04%, 03/01/26 (a)	400,000	422,538
2.28%, 08/16/26 (a)	300,000	303,604
2.44%, 08/16/29 (a)	200,000	208,894
3.48%, 03/19/30 (a)	650,000	719,410
3.00%, 08/16/39 (a)	250,000	252,048
4.23%, 03/19/40 (a)	400,000	471,642
3.57%, 03/06/45 (a)	400,000	434,630
4.11%, 03/01/46 (a)	850,000	996,404
3.10%, 08/16/49 (a)	500,000	509,202
4.33%, 03/19/50 (a)	900,000	1,105,119
Halliburton Co.
3.50%, 08/01/23 (a)	350,000	331,408
3.80%, 11/15/25 (a)	650,000	610,405
2.92%, 03/01/30 (a)	100,000	78,120
4.85%, 11/15/35 (a)	550,000	430,512
6.70%, 09/15/38	250,000	221,915
7.45%, 09/15/39	400,000	354,680
4.50%, 11/15/41 (a)	150,000	119,339
4.75%, 08/01/43 (a)	250,000	192,018
5.00%, 11/15/45 (a)	600,000	464,904
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	214,842
Hess Corp.
7.88%, 10/01/29	200,000	166,884
7.30%, 08/15/31	413,000	355,923
7.13%, 03/15/33	300,000	245,277
6.00%, 01/15/40	100,000	71,852
5.60%, 02/15/41	500,000	344,957
5.80%, 04/01/47 (a)	50,000	33,994
HollyFrontier Corp.
5.88%, 04/01/26 (a)	260,000	225,810
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	308,131
6.80%, 09/15/37	350,000	296,868
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	148,424
5.00%, 10/01/21 (a)	150,000	148,847
3.95%, 09/01/22 (a)	200,000	198,263
3.45%, 02/15/23 (a)	1,300,000	1,286,285
3.50%, 09/01/23 (a)	250,000	246,991
4.30%, 05/01/24 (a)	300,000	301,657
5.80%, 03/15/35	100,000	92,493
6.95%, 01/15/38	150,000	156,500
7.50%, 11/15/40	50,000	47,959
6.38%, 03/01/41	200,000	170,645
5.63%, 09/01/41	150,000	147,425
5.00%, 08/15/42 (a)	1,100,000	1,023,148
4.70%, 11/01/42 (a)	300,000	283,384
5.00%, 03/01/43 (a)	250,000	230,113
5.50%, 03/01/44 (a)	50,000	49,816
5.40%, 09/01/44 (a)	400,000	307,078
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	766,331
4.30%, 03/01/28 (a)	740,000	737,140
7.80%, 08/01/31	500,000	575,602
5.55%, 06/01/45 (a)	1,050,000	1,092,199
5.20%, 03/01/48 (a)	196,000	199,820
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	400,000	396,830
4.25%, 09/15/46 (a)	100,000	88,510
4.20%, 10/03/47 (a)	200,000	161,113
4.85%, 02/01/49 (a)	99,000	92,294
3.95%, 03/01/50 (a)	150,000	128,095
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	425,513
3.85%, 06/01/25 (a)	200,000	142,946

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 07/15/27 (a)	250,000	167,229
6.80%, 03/15/32	38,000	31,559
6.60%, 10/01/37	550,000	360,440
Marathon Petroleum Corp.
5.13%, 03/01/21 (c)	350,000	334,171
4.75%, 12/15/23 (a)	200,000	189,539
3.63%, 09/15/24 (a)	350,000	311,706
5.13%, 12/15/26 (a)	100,000	98,411
3.80%, 04/01/28 (a)	250,000	210,226
6.50%, 03/01/41 (a)	500,000	471,200
4.75%, 09/15/44 (a)	250,000	196,289
4.50%, 04/01/48 (a)	150,000	108,845
5.00%, 09/15/54 (a)	50,000	36,695
MPLX LP
3.50%, 12/01/22 (a)	250,000	241,901
3.38%, 03/15/23 (a)	250,000	229,073
4.50%, 07/15/23 (a)	300,000	256,179
6.38%, 05/01/24 (a)	250,000	226,333
4.88%, 12/01/24 (a)	450,000	374,629
4.00%, 02/15/25 (a)	250,000	210,654
4.88%, 06/01/25 (a)	200,000	163,127
4.13%, 03/01/27 (a)	250,000	215,593
4.25%, 12/01/27 (a)	396,000	313,860
4.00%, 03/15/28 (a)	325,000	275,756
4.80%, 02/15/29 (a)	500,000	439,775
4.50%, 04/15/38 (a)	500,000	363,337
5.20%, 03/01/47 (a)	100,000	79,091
5.20%, 12/01/47 (a)(d)	150,000	120,766
4.70%, 04/15/48 (a)	850,000	658,214
5.50%, 02/15/49 (a)	325,000	280,187
4.90%, 04/15/58 (a)	117,000	81,027
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	196,060
5.20%, 07/15/25 (a)	150,000	138,630
3.95%, 09/15/27 (a)	150,000	123,369
4.75%, 09/01/28 (a)	200,000	199,329
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	72,000	65,092
3.60%, 12/01/29 (a)	200,000	150,648
3.95%, 12/01/42 (a)	300,000	191,364
Newfield Exploration Co.
5.75%, 01/30/22	250,000	169,969
5.63%, 07/01/24	250,000	124,703
5.38%, 01/01/26 (a)	250,000	131,096
Noble Energy, Inc.
3.90%, 11/15/24 (a)	170,000	137,323
3.85%, 01/15/28 (a)	250,000	177,619
3.25%, 10/15/29 (a)	200,000	129,084
6.00%, 03/01/41 (a)	250,000	183,179
5.25%, 11/15/43 (a)	300,000	188,153
5.05%, 11/15/44 (a)	350,000	206,106
4.95%, 08/15/47 (a)	100,000	58,983
4.20%, 10/15/49 (a)	150,000	81,389
ONEOK Partners LP
3.38%, 10/01/22 (a)	350,000	323,087
5.00%, 09/15/23 (a)	150,000	142,230
4.90%, 03/15/25 (a)	200,000	168,974
6.65%, 10/01/36	150,000	149,193
6.85%, 10/15/37	150,000	148,990
6.13%, 02/01/41 (a)	50,000	47,165
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	199,499
2.75%, 09/01/24 (a)	250,000	220,014
4.55%, 07/15/28 (a)	525,000	447,696
4.35%, 03/15/29 (a)	250,000	205,610
3.40%, 09/01/29 (a)	250,000	190,215
3.10%, 03/15/30 (a)	200,000	151,935
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.95%, 07/13/47 (a)	225,000	178,997
5.20%, 07/15/48 (a)	750,000	597,007
4.45%, 09/01/49 (a)	250,000	194,714
Ovintiv, Inc.
3.90%, 11/15/21 (a)	250,000	201,279
8.13%, 09/15/30	37,000	17,174
7.38%, 11/01/31	250,000	120,564
6.50%, 08/15/34	150,000	70,680
6.63%, 08/15/37	200,000	87,809
6.50%, 02/01/38	300,000	129,698
Phillips 66
4.30%, 04/01/22	750,000	750,619
3.90%, 03/15/28 (a)	300,000	289,474
4.65%, 11/15/34 (a)	250,000	237,683
4.88%, 11/15/44 (a)	1,000,000	1,025,710
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	478,457
3.75%, 03/01/28 (a)	75,000	69,236
3.15%, 12/15/29 (a)	200,000	165,262
4.68%, 02/15/45 (a)	50,000	41,142
4.90%, 10/01/46 (a)	275,000	247,008
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	300,000	289,002
Plains All American Pipeline LP
3.65%, 06/01/22 (a)	200,000	183,901
3.85%, 10/15/23 (a)	150,000	130,725
6.65%, 01/15/37	100,000	81,422
4.30%, 01/31/43 (a)	700,000	447,622
4.90%, 02/15/45 (a)	200,000	138,701
Plains All American Pipeline LP / PAA Finance Corp
4.65%, 10/15/25 (a)	750,000	609,967
4.50%, 12/15/26 (a)	410,000	330,302
3.55%, 12/15/29 (a)	100,000	71,876
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	150,000	145,566
5.63%, 04/15/23 (a)	850,000	791,516
5.75%, 05/15/24 (a)	775,000	719,963
5.63%, 03/01/25 (a)	750,000	712,065
5.00%, 03/15/27 (a)	500,000	443,947
4.20%, 03/15/28 (a)	450,000	386,901
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	500,000	497,292
Shell International Finance BV
1.88%, 05/10/21	800,000	796,604
1.75%, 09/12/21	250,000	248,431
2.25%, 01/06/23	250,000	250,350
3.40%, 08/12/23	750,000	782,857
3.25%, 05/11/25	1,400,000	1,468,922
2.88%, 05/10/26	500,000	516,177
2.50%, 09/12/26	200,000	204,652
2.38%, 11/07/29 (a)	475,000	469,754
4.13%, 05/11/35	850,000	1,019,294
6.38%, 12/15/38	1,500,000	2,166,862
3.63%, 08/21/42	150,000	160,526
4.55%, 08/12/43	1,200,000	1,382,076
4.38%, 05/11/45	250,000	296,109
4.00%, 05/10/46	325,000	363,462
3.75%, 09/12/46	400,000	439,716
3.13%, 11/07/49 (a)	350,000	348,357
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	94,675
5.95%, 09/25/43 (a)	350,000	392,675
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	250,000	245,335
5.35%, 07/15/33	100,000	95,164
5.95%, 12/01/34	250,000	235,620

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.95%, 05/15/35	350,000	312,319
6.80%, 05/15/38	350,000	345,254
6.50%, 06/15/38	400,000	406,736
6.85%, 06/01/39	50,000	52,821
4.00%, 11/15/47 (a)	250,000	231,510
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	172,418
4.25%, 04/01/24 (a)	250,000	220,196
4.00%, 10/01/27 (a)	200,000	159,523
4.95%, 01/15/43 (a)	100,000	74,239
5.30%, 04/01/44 (a)	150,000	103,796
5.35%, 05/15/45 (a)	200,000	155,798
TC PipeLines LP
4.65%, 06/15/21 (a)	200,000	191,837
4.38%, 03/13/25 (a)	200,000	207,119
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	457,855
Total Capital International S.A.
2.75%, 06/19/21	300,000	302,365
2.22%, 07/12/21 (a)	250,000	250,534
2.88%, 02/17/22	300,000	303,028
2.70%, 01/25/23	250,000	253,724
3.70%, 01/15/24	500,000	524,762
3.75%, 04/10/24	500,000	529,915
2.43%, 01/10/25 (a)	300,000	301,222
3.46%, 02/19/29 (a)	356,000	377,807
2.83%, 01/10/30 (a)	375,000	381,786
3.46%, 07/12/49 (a)	300,000	311,545
Total Capital S.A.
3.88%, 10/11/28	350,000	380,366
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	189,937
4.88%, 01/15/26 (a)	350,000	379,844
4.25%, 05/15/28 (a)	500,000	509,902
4.63%, 03/01/34 (a)	650,000	603,119
6.20%, 10/15/37	250,000	292,161
4.75%, 05/15/38 (a)	200,000	196,123
7.25%, 08/15/38	100,000	113,173
7.63%, 01/15/39	650,000	772,762
6.10%, 06/01/40	450,000	490,990
5.00%, 10/16/43 (a)	250,000	259,400
4.88%, 05/15/48 (a)	350,000	367,943
5.10%, 03/15/49 (a)	450,000	506,101
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	288,889
5.40%, 08/15/41 (a)	150,000	150,370
4.45%, 08/01/42 (a)	100,000	86,913
4.60%, 03/15/48 (a)	150,000	141,309
Valero Energy Corp.
3.65%, 03/15/25	173,000	169,511
3.40%, 09/15/26 (a)	450,000	400,034
4.35%, 06/01/28 (a)	200,000	191,077
4.00%, 04/01/29 (a)	250,000	233,040
6.63%, 06/15/37	550,000	578,523
4.90%, 03/15/45	400,000	413,230
Valero Energy Partners LP
4.38%, 12/15/26 (a)	100,000	79,478
4.50%, 03/15/28 (a)	150,000	139,406
Williams Cos., Inc.
3.60%, 03/15/22 (a)	1,200,000	1,178,094
4.30%, 03/04/24 (a)	150,000	137,488
4.55%, 06/24/24 (a)	300,000	278,634
3.90%, 01/15/25 (a)	487,000	431,996
4.00%, 09/15/25 (a)	150,000	135,207
3.75%, 06/15/27 (a)	750,000	696,664
8.75%, 03/15/32	300,000	323,659
6.30%, 04/15/40	600,000	601,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.80%, 11/15/43 (a)	300,000	283,590
4.90%, 01/15/45 (a)	100,000	90,293
5.10%, 09/15/45 (a)	500,000	455,582
4.85%, 03/01/48 (a)	300,000	280,689
		129,815,812
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	130,000	176,717
California Institute of Technology
4.70%, 11/01/11	300,000	392,728
CBRE Services, Inc.
4.88%, 03/01/26 (a)	250,000	258,467
Cintas Corp. No 2
3.70%, 04/01/27 (a)	550,000	566,310
Fluor Corp.
3.50%, 12/15/24 (a)	160,000	111,416
4.25%, 09/15/28 (a)	200,000	139,996
George Washington University
4.13%, 09/15/48 (a)	510,000	583,137
Georgetown University
4.32%, 04/01/49 (a)	26,000	28,463
2.94%, 04/01/50	225,000	198,489
5.22%, 10/01/18 (a)	100,000	154,965
Hillenbrand, Inc.
4.50%, 09/15/26 (a)	100,000	100,323
Johns Hopkins University
4.08%, 07/01/53	125,000	143,512
Leland Stanford Junior University
3.65%, 05/01/48 (a)	250,000	290,462
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	105,077
5.60%, 07/01/11	315,000	474,831
4.68%, 07/01/14	150,000	205,957
3.89%, 07/01/16	200,000	230,693
Northwestern University
4.64%, 12/01/44	200,000	265,955
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	107,000	113,644
3.30%, 07/15/56 (a)	300,000	328,906
Princeton University
5.70%, 03/01/39	250,000	350,376
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	171,143
The American University
3.67%, 04/01/49	100,000	108,346
Trustees of Boston College
3.13%, 07/01/52	200,000	242,921
Trustees of the University of Pennsylvania
3.61%, 02/15/19 (a)	150,000	146,329
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	149,000	165,844
University of Southern California
3.03%, 10/01/39	400,000	416,854
3.84%, 10/01/47 (a)	150,000	172,220
3.23%, 10/01/20 (a)	150,000	134,272
William Marsh Rice University
3.57%, 05/15/45	300,000	325,098
3.77%, 05/15/55	100,000	111,201
		7,214,652

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 2.1%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	151,742
3.25%, 02/01/25 (a)	430,000	459,728
2.15%, 02/01/27 (a)	300,000	305,888
2.30%, 02/01/30 (a)	450,000	450,522
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	200,000	206,681
Alphabet, Inc.
3.38%, 02/25/24	600,000	655,671
2.00%, 08/15/26 (a)	500,000	528,750
Altera Corp.
4.10%, 11/15/23	200,000	215,350
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	191,408
4.35%, 06/01/29 (a)	250,000	262,814
2.80%, 02/15/30 (a)	250,000	228,466
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	250,926
3.13%, 12/05/23 (a)	500,000	507,932
3.90%, 12/15/25 (a)	300,000	313,664
5.30%, 12/15/45 (a)	140,000	187,089
Apple, Inc.
2.85%, 05/06/21	1,750,000	1,781,412
2.15%, 02/09/22	600,000	614,610
2.50%, 02/09/22 (a)	1,150,000	1,183,028
2.70%, 05/13/22	250,000	258,758
1.70%, 09/11/22	300,000	305,802
2.10%, 09/12/22 (a)	100,000	102,727
2.40%, 01/13/23 (a)	1,000,000	1,034,160
2.85%, 02/23/23 (a)	500,000	523,660
2.40%, 05/03/23	1,750,000	1,824,909
3.00%, 02/09/24 (a)	450,000	476,554
3.45%, 05/06/24	1,150,000	1,248,699
2.85%, 05/11/24 (a)	400,000	422,068
1.80%, 09/11/24 (a)	250,000	254,915
2.75%, 01/13/25 (a)	500,000	528,260
2.50%, 02/09/25	250,000	262,723
3.20%, 05/13/25	500,000	542,077
3.25%, 02/23/26 (a)	850,000	925,395
2.45%, 08/04/26 (a)	500,000	524,512
2.05%, 09/11/26 (a)	600,000	616,125
3.35%, 02/09/27 (a)	1,000,000	1,095,235
3.20%, 05/11/27 (a)	250,000	271,259
3.00%, 06/20/27 (a)	500,000	539,930
2.90%, 09/12/27 (a)	250,000	267,165
3.00%, 11/13/27 (a)	250,000	269,463
2.20%, 09/11/29 (a)	550,000	566,335
4.50%, 02/23/36 (a)	250,000	311,284
3.85%, 05/04/43	1,000,000	1,191,640
4.45%, 05/06/44	230,000	296,674
3.45%, 02/09/45	650,000	736,785
4.38%, 05/13/45	1,000,000	1,285,770
4.65%, 02/23/46 (a)	100,000	133,040
3.85%, 08/04/46 (a)	88,000	107,643
4.25%, 02/09/47 (a)	1,600,000	2,078,640
3.75%, 09/12/47 (a)	500,000	593,642
3.75%, 11/13/47 (a)	469,000	563,290
2.95%, 09/11/49 (a)	450,000	478,440
Applied Materials, Inc.
4.30%, 06/15/21	250,000	257,804
3.90%, 10/01/25 (a)	750,000	802,354
3.30%, 04/01/27 (a)	300,000	319,878
5.10%, 10/01/35 (a)	100,000	138,327
5.85%, 06/15/41	150,000	218,197
4.35%, 04/01/47 (a)	100,000	130,932
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	500,000	467,767
3.88%, 01/12/28 (a)	225,000	211,553
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	546,220
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	249,711
Baidu, Inc.
2.88%, 07/06/22	500,000	507,967
3.88%, 09/29/23 (a)	750,000	779,164
3.63%, 07/06/27	200,000	207,556
4.38%, 03/29/28 (a)	250,000	271,964
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,483,950
3.63%, 01/15/24 (a)	1,900,000	1,903,353
3.13%, 01/15/25 (a)	500,000	473,270
3.88%, 01/15/27 (a)	1,350,000	1,293,313
3.50%, 01/15/28 (a)	350,000	329,917
Broadcom, Inc.
3.13%, 04/15/21 (d)	250,000	247,329
3.63%, 10/15/24 (a)(d)	750,000	746,029
4.25%, 04/15/26 (a)(d)	500,000	496,820
4.75%, 04/15/29 (a)(d)	1,000,000	1,020,950
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	318,085
CA, Inc.
3.60%, 08/15/22 (a)	100,000	95,437
4.70%, 03/15/27 (a)	49,000	45,006
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	158,990
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	600,000	605,115
2.20%, 09/20/23 (a)	520,000	541,107
3.63%, 03/04/24	225,000	244,393
3.50%, 06/15/25	250,000	275,673
2.95%, 02/28/26	350,000	376,315
2.50%, 09/20/26 (a)	450,000	476,442
5.90%, 02/15/39	500,000	729,492
5.50%, 01/15/40	900,000	1,306,566
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	255,150
3.30%, 03/01/30 (a)	250,000	232,413
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	254,039
5.35%, 11/15/48 (a)	250,000	296,944
3.90%, 11/15/49 (a)	150,000	154,336
4.38%, 11/15/57 (a)	450,000	475,141
5.85%, 11/15/68 (a)	50,000	57,557
5.45%, 11/15/79 (a)	400,000	412,698
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(d)	1,250,000	1,250,387
5.45%, 06/15/23 (a)(d)	1,250,000	1,286,744
4.00%, 07/15/24 (a)(d)	250,000	253,028
6.02%, 06/15/26 (a)(d)	1,600,000	1,658,728
4.90%, 10/01/26 (a)(d)	400,000	395,420
5.30%, 10/01/29 (a)(d)	650,000	649,756
8.10%, 07/15/36 (a)(d)	456,000	524,573
8.35%, 07/15/46 (a)(d)	650,000	766,330
DXC Technology Co.
4.25%, 04/15/24 (a)	125,000	129,158
4.75%, 04/15/27 (a)	200,000	199,390
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	336,172
3.95%, 06/15/23 (a)	150,000	157,587
2.60%, 12/01/24 (a)	300,000	287,610

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	334,735
5.88%, 01/15/26 (a)	400,000	408,328
2.90%, 11/18/26 (a)	100,000	92,641
5.38%, 05/15/27 (a)	400,000	399,298
3.20%, 11/18/29 (a)	400,000	375,734
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	384,000	395,357
3.00%, 08/15/26 (a)	450,000	460,703
4.25%, 05/15/28 (a)	550,000	608,206
4.50%, 08/15/46 (a)	100,000	124,412
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	254,991
3.80%, 10/01/23 (a)	200,000	207,520
2.75%, 07/01/24 (a)	850,000	854,382
3.85%, 06/01/25 (a)	250,000	265,984
3.20%, 07/01/26 (a)	600,000	621,102
4.20%, 10/01/28 (a)	750,000	812,201
3.50%, 07/01/29 (a)	600,000	624,681
4.40%, 07/01/49 (a)	600,000	636,150
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	513,552
FLIR Systems, Inc.
3.13%, 06/15/21 (a)	250,000	251,441
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	251,920
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	605,157
2.65%, 02/15/25 (a)	200,000	196,513
4.45%, 06/01/28 (a)	250,000	264,506
3.20%, 08/15/29 (a)	400,000	386,396
4.15%, 08/15/49 (a)	350,000	336,607
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	250,000	252,141
4.40%, 10/15/22 (a)	970,000	996,806
2.25%, 04/01/23 (a)	400,000	391,028
4.90%, 10/15/25 (a)	350,000	363,926
6.20%, 10/15/35 (a)	50,000	57,259
6.35%, 10/15/45 (a)	650,000	783,104
HP, Inc.
4.30%, 06/01/21	500,000	520,610
4.05%, 09/15/22	250,000	268,878
6.00%, 09/15/41	400,000	440,524
IBM Credit LLC
3.60%, 11/30/21	250,000	258,109
2.20%, 09/08/22	250,000	253,984
Intel Corp.
1.70%, 05/19/21 (a)	750,000	752,464
3.30%, 10/01/21	450,000	465,903
2.35%, 05/11/22 (a)	700,000	718,686
3.10%, 07/29/22	250,000	260,784
2.70%, 12/15/22	500,000	526,232
2.88%, 05/11/24 (a)	200,000	208,583
3.40%, 03/25/25 (a)	500,000	545,110
3.70%, 07/29/25 (a)	250,000	273,143
3.15%, 05/11/27 (a)	1,000,000	1,077,865
2.45%, 11/15/29 (a)	650,000	662,415
3.90%, 03/25/30 (a)	500,000	572,750
4.60%, 03/25/40 (a)	200,000	245,696
4.80%, 10/01/41	500,000	641,612
4.25%, 12/15/42 (c)	150,000	181,116
4.90%, 07/29/45 (a)	100,000	135,347
4.10%, 05/19/46 (a)	650,000	774,943
4.10%, 05/11/47 (a)	650,000	784,183
3.73%, 12/08/47 (a)	250,000	292,923
3.25%, 11/15/49 (a)	500,000	535,487
4.75%, 03/25/50 (a)	700,000	946,043
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 02/15/60 (a)	350,000	373,032
4.95%, 03/25/60 (a)	350,000	486,096
International Business Machines Corp.
2.85%, 05/13/22	850,000	872,686
1.88%, 08/01/22	200,000	201,667
2.88%, 11/09/22	450,000	465,849
3.38%, 08/01/23	150,000	157,650
3.63%, 02/12/24	1,000,000	1,066,005
3.00%, 05/15/24	750,000	795,765
3.45%, 02/19/26	750,000	805,605
3.30%, 05/15/26	500,000	535,660
3.30%, 01/27/27	1,000,000	1,062,510
3.50%, 05/15/29	1,250,000	1,360,312
5.88%, 11/29/32	300,000	405,477
4.15%, 05/15/39	850,000	966,849
4.00%, 06/20/42	550,000	638,943
4.70%, 02/19/46	200,000	248,509
4.25%, 05/15/49	950,000	1,121,575
Jabil, Inc.
4.70%, 09/15/22	150,000	151,091
3.95%, 01/12/28 (a)	250,000	237,801
3.60%, 01/15/30 (a)	100,000	90,428
Juniper Networks, Inc.
4.50%, 03/15/24	400,000	423,466
3.75%, 08/15/29 (a)	150,000	147,014
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	583,000
KLA Corp.
4.65%, 11/01/24 (a)	500,000	530,010
4.10%, 03/15/29 (a)	174,000	185,918
5.00%, 03/15/49 (a)	100,000	119,822
3.30%, 03/01/50 (a)	200,000	189,128
Lam Research Corp.
2.80%, 06/15/21 (a)	300,000	305,516
3.80%, 03/15/25 (a)	500,000	522,765
4.00%, 03/15/29 (a)	300,000	333,145
4.88%, 03/15/49 (a)	195,000	254,855
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	169,937
Microchip Technology, Inc.
3.92%, 06/01/21	340,000	334,704
4.33%, 06/01/23 (a)	300,000	299,267
Micron Technology, Inc.
4.64%, 02/06/24 (a)	200,000	205,698
4.98%, 02/06/26 (a)	50,000	52,586
4.19%, 02/15/27 (a)	400,000	415,226
5.33%, 02/06/29 (a)	250,000	274,163
4.66%, 02/15/30 (a)	250,000	262,444
Microsoft Corp.
1.55%, 08/08/21 (a)	1,050,000	1,059,529
2.40%, 02/06/22 (a)	700,000	717,783
2.38%, 02/12/22 (a)	500,000	514,835
2.65%, 11/03/22 (a)	350,000	366,418
2.38%, 05/01/23 (a)	250,000	260,086
2.00%, 08/08/23 (a)	650,000	668,769
3.63%, 12/15/23 (a)	400,000	438,098
2.88%, 02/06/24 (a)	567,000	603,846
2.70%, 02/12/25 (a)	400,000	429,000
3.13%, 11/03/25 (a)	1,000,000	1,096,275
2.40%, 08/08/26 (a)	1,800,000	1,914,048
3.30%, 02/06/27 (a)	825,000	917,949
3.50%, 02/12/35 (a)	300,000	353,005
4.20%, 11/03/35 (a)	350,000	438,711
3.45%, 08/08/36 (a)	750,000	844,706
4.10%, 02/06/37 (a)	800,000	979,188
5.20%, 06/01/39	44,000	61,820
4.50%, 10/01/40 (c)	300,000	391,710

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 02/08/41	500,000	719,447
3.50%, 11/15/42	250,000	289,893
3.75%, 05/01/43 (a)	100,000	118,430
4.88%, 12/15/43 (a)	100,000	136,092
3.75%, 02/12/45 (a)	150,000	181,264
4.45%, 11/03/45 (a)	1,600,000	2,121,032
3.70%, 08/08/46 (a)	975,000	1,169,873
4.25%, 02/06/47 (a)	1,400,000	1,821,855
4.00%, 02/12/55 (a)	700,000	895,699
4.75%, 11/03/55 (a)	250,000	356,106
3.95%, 08/08/56 (a)	750,000	941,599
4.50%, 02/06/57 (a)	750,000	1,038,694
Motorola Solutions, Inc.
3.50%, 03/01/23	400,000	397,160
4.60%, 02/23/28 (a)	200,000	204,310
4.60%, 05/23/29 (a)	250,000	248,378
5.50%, 09/01/44	200,000	200,856
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	186,293
NVIDIA Corp.
2.20%, 09/16/21 (a)	325,000	327,247
3.20%, 09/16/26 (a)	300,000	324,317
2.85%, 04/01/30 (a)	500,000	522,190
3.50%, 04/01/40 (a)	350,000	370,456
3.50%, 04/01/50 (a)	650,000	708,399
3.70%, 04/01/60 (a)	150,000	168,538
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(d)	500,000	531,547
5.55%, 12/01/28 (a)(d)	150,000	164,141
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(d)	250,000	244,930
4.30%, 06/18/29 (a)(d)	250,000	257,881
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,015,390
1.90%, 09/15/21 (a)	1,100,000	1,103,899
2.50%, 05/15/22 (a)	1,150,000	1,170,067
2.50%, 10/15/22	1,400,000	1,430,919
2.63%, 02/15/23 (a)	250,000	257,116
3.63%, 07/15/23	100,000	105,810
2.40%, 09/15/23 (a)	550,000	561,038
3.40%, 07/08/24 (a)	650,000	691,021
2.95%, 11/15/24 (a)	500,000	525,610
2.95%, 05/15/25 (a)	500,000	517,885
2.65%, 07/15/26 (a)	756,000	771,558
3.25%, 11/15/27 (a)	750,000	774,716
3.25%, 05/15/30 (a)	150,000	159,474
4.30%, 07/08/34 (a)	600,000	686,049
3.90%, 05/15/35 (a)	350,000	379,969
3.85%, 07/15/36 (a)	300,000	320,099
3.80%, 11/15/37 (a)	800,000	824,552
6.50%, 04/15/38	500,000	707,670
6.13%, 07/08/39	550,000	740,685
5.38%, 07/15/40	750,000	972,247
4.50%, 07/08/44 (a)	250,000	288,451
4.13%, 05/15/45 (a)	595,000	662,054
4.00%, 07/15/46 (a)	750,000	807,431
4.00%, 11/15/47 (a)	700,000	771,225
4.38%, 05/15/55 (a)	425,000	491,865
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	346,759
2.40%, 10/01/24 (a)	400,000	398,390
2.65%, 10/01/26 (a)	400,000	392,346
2.85%, 10/01/29 (a)	450,000	447,455
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,020,775
2.90%, 05/20/24 (a)	125,000	129,535
3.45%, 05/20/25 (a)	1,500,000	1,576,095
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 05/20/27 (a)	250,000	263,790
4.65%, 05/20/35 (a)	300,000	380,112
4.80%, 05/20/45 (a)	700,000	896,014
4.30%, 05/20/47 (a)	250,000	307,751
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	416,070
3.70%, 04/11/28 (a)	500,000	552,752
Seagate HDD Cayman
4.75%, 06/01/23	300,000	302,271
4.75%, 01/01/25	330,000	327,278
4.88%, 06/01/27 (a)	400,000	394,754
5.75%, 12/01/34 (a)	150,000	138,542
Tech Data Corp.
4.95%, 02/15/27 (a)	200,000	201,152
Texas Instruments, Inc.
2.75%, 03/12/21 (a)	158,000	158,839
1.85%, 05/15/22 (a)	350,000	355,768
2.25%, 05/01/23 (a)	250,000	258,021
2.90%, 11/03/27 (a)	200,000	208,468
2.25%, 09/04/29 (a)	350,000	351,512
4.15%, 05/15/48 (a)	550,000	675,290
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	249,756
4.90%, 06/15/28 (a)	175,000	207,524
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	250,000	253,930
3.45%, 08/01/24 (a)	165,000	170,949
3.13%, 08/15/27 (a)	150,000	161,288
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	541,087
4.13%, 03/15/29 (a)	475,000	505,588
VMware, Inc.
2.95%, 08/21/22 (a)	250,000	248,974
3.90%, 08/21/27 (a)	500,000	494,290
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	346,276
		157,684,316
Transportation 0.6%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/23	94,363	82,140
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	181,632	155,617
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	583,134	544,685
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	683,600	629,626
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	45,941	42,154
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	246,151	216,726
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (a)	250,000	255,500
3.85%, 09/01/23 (a)	225,000	239,995
3.75%, 04/01/24 (a)	250,000	267,120
3.40%, 09/01/24 (a)	1,500,000	1,601,025
3.00%, 04/01/25 (a)	40,000	41,327
5.05%, 03/01/41 (a)	500,000	634,992
5.40%, 06/01/41 (a)	150,000	195,831
4.40%, 03/15/42 (a)	200,000	231,978
4.38%, 09/01/42 (a)	550,000	644,435
5.15%, 09/01/43 (a)	450,000	570,924
4.55%, 09/01/44 (a)	800,000	964,152
4.05%, 06/15/48 (a)	1,500,000	1,752,165

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	163,128
6.90%, 07/15/28	150,000	214,049
6.38%, 11/15/37	150,000	211,761
3.20%, 08/02/46 (a)	300,000	308,059
3.65%, 02/03/48 (a)	300,000	330,537
4.45%, 01/20/49 (a)	350,000	433,652
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	159,750
2.90%, 02/01/25 (a)	271,000	278,026
4.00%, 06/01/28 (a)	250,000	267,807
7.13%, 10/15/31	250,000	348,372
4.80%, 09/15/35 (a)	45,000	53,735
5.95%, 05/15/37	200,000	265,037
4.80%, 08/01/45 (a)	150,000	184,396
6.13%, 09/15/15 (a)	139,000	191,662
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	224,580
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	323,605	331,840
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	91,131	91,460
CSX Corp.
4.25%, 06/01/21 (a)	150,000	153,700
3.70%, 11/01/23 (a)	150,000	158,402
3.40%, 08/01/24 (a)	200,000	208,104
3.35%, 11/01/25 (a)	100,000	107,093
2.60%, 11/01/26 (a)	250,000	251,847
3.25%, 06/01/27 (a)	628,000	644,086
3.80%, 03/01/28 (a)	50,000	53,221
2.40%, 02/15/30 (a)	175,000	168,777
6.15%, 05/01/37	500,000	647,965
5.50%, 04/15/41 (a)	550,000	666,490
4.75%, 05/30/42 (a)	50,000	57,510
4.10%, 03/15/44 (a)	850,000	920,699
3.80%, 11/01/46 (a)	500,000	521,605
4.50%, 03/15/49 (a)	150,000	172,879
3.80%, 04/15/50 (a)	150,000	157,198
3.95%, 05/01/50 (a)	200,000	213,848
4.25%, 11/01/66 (a)	100,000	102,810
4.65%, 03/01/68 (a)	125,000	133,211
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	297,342	287,401
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.00%, 12/10/29	150,000	136,556
Delta Air Lines, Inc.
3.63%, 03/15/22 (a)	450,000	417,919
2.90%, 10/28/24 (a)	350,000	288,563
4.38%, 04/19/28 (a)	250,000	200,844
3.75%, 10/28/29 (a)	150,000	120,899
FedEx Corp.
2.63%, 08/01/22	200,000	203,238
4.00%, 01/15/24	250,000	264,202
3.25%, 04/01/26 (a)	350,000	348,819
3.30%, 03/15/27 (a)	400,000	397,958
3.40%, 02/15/28 (a)	450,000	443,185
4.20%, 10/17/28 (a)	100,000	103,853
3.10%, 08/05/29 (a)	300,000	295,173
4.90%, 01/15/34	62,000	65,892
3.90%, 02/01/35	300,000	288,198
3.88%, 08/01/42	200,000	176,477
4.10%, 02/01/45	77,000	69,531
4.75%, 11/15/45 (a)	265,000	254,910
4.55%, 04/01/46 (a)	500,000	474,027
4.40%, 01/15/47 (a)	800,000	722,856
4.95%, 10/17/48 (a)	300,000	293,568
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	390,497
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	200,000	175,255
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	141,925
2.88%, 11/15/29 (a)	150,000	144,629
4.30%, 05/15/43 (a)	150,000	164,476
4.70%, 05/01/48 (a)	200,000	216,562
4.20%, 11/15/69 (a)	250,000	233,164
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	198,627
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	700,000	700,826
2.90%, 06/15/26 (a)	550,000	558,673
2.55%, 11/01/29 (a)	100,000	96,935
4.84%, 10/01/41	350,000	409,577
4.45%, 06/15/45 (a)	250,000	288,830
4.65%, 01/15/46 (a)	450,000	523,213
4.15%, 02/28/48 (a)	400,000	437,932
4.10%, 05/15/49 (a)	100,000	109,762
3.40%, 11/01/49 (a)	100,000	97,017
4.05%, 08/15/52 (a)	250,000	259,442
5.10%, 08/01/18 (a)	200,000	226,816
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	150,964
3.40%, 03/01/23 (a)	375,000	377,205
3.75%, 06/09/23 (a)	100,000	100,238
3.88%, 12/01/23 (a)	250,000	259,384
3.65%, 03/18/24 (a)	500,000	503,315
2.90%, 12/01/26 (a)	150,000	147,439
Southwest Airlines Co.
3.45%, 11/16/27 (a)	300,000	272,818
2.63%, 02/10/30 (a)	200,000	168,289
Union Pacific Corp.
3.20%, 06/08/21	250,000	252,432
4.16%, 07/15/22 (a)	250,000	257,720
2.95%, 01/15/23 (a)	150,000	151,247
2.75%, 04/15/23 (a)	100,000	104,983
3.50%, 06/08/23 (a)	100,000	103,594
3.65%, 02/15/24 (a)	350,000	370,673
3.15%, 03/01/24 (a)	250,000	263,320
3.25%, 08/15/25 (a)	500,000	526,772
2.75%, 03/01/26 (a)	500,000	503,635
2.15%, 02/05/27 (a)	175,000	170,582
3.70%, 03/01/29 (a)	300,000	320,989
2.40%, 02/05/30 (a)	150,000	146,259
3.38%, 02/01/35 (a)	750,000	803,681
4.38%, 09/10/38 (a)	300,000	333,055
3.55%, 08/15/39 (a)	250,000	247,474
4.15%, 01/15/45 (a)	400,000	437,148
4.05%, 11/15/45 (a)	120,000	130,058
4.00%, 04/15/47 (a)	500,000	537,635
4.50%, 09/10/48 (a)	600,000	664,725
3.25%, 02/05/50 (a)	350,000	348,008
3.80%, 10/01/51 (a)	250,000	271,015
3.95%, 08/15/59 (a)	150,000	159,008
3.84%, 03/20/60 (a)(d)	600,000	639,594
4.38%, 11/15/65 (a)	200,000	199,830
4.10%, 09/15/67 (a)	50,000	52,546
3.75%, 02/05/70 (a)	250,000	244,189
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	108,894	107,286
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	211,067	206,977
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	434,041	391,933

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/28	17,886	15,864
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	326,559	317,842
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	311,091	287,622
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	200,000	169,596
United Parcel Service, Inc.
2.05%, 04/01/21	250,000	249,709
2.35%, 05/16/22 (a)	250,000	253,305
2.45%, 10/01/22	350,000	355,761
2.50%, 04/01/23 (a)	250,000	256,185
2.20%, 09/01/24 (a)	150,000	152,407
2.80%, 11/15/24 (a)	250,000	261,944
3.90%, 04/01/25 (a)	350,000	380,095
3.05%, 11/15/27 (a)	350,000	357,535
3.40%, 03/15/29 (a)	100,000	105,341
2.50%, 09/01/29 (a)	250,000	241,752
4.45%, 04/01/30 (a)	225,000	255,273
6.20%, 01/15/38	400,000	539,144
5.20%, 04/01/40 (a)	150,000	184,348
4.88%, 11/15/40 (a)	550,000	659,582
3.63%, 10/01/42	100,000	102,884
3.75%, 11/15/47 (a)	250,000	262,646
4.25%, 03/15/49 (a)	210,000	238,908
3.40%, 09/01/49 (a)	200,000	197,440
5.30%, 04/01/50 (a)	400,000	527,416
		46,994,534
		1,081,264,721

Utility 1.8%
Electric 1.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	99,516
3.45%, 01/15/50 (a)	150,000	136,613
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	254,817
4.25%, 09/15/48 (a)	110,000	127,751
3.80%, 06/15/49 (a)	250,000	260,231
Alabama Power Co.
3.55%, 12/01/23	350,000	365,402
6.00%, 03/01/39	225,000	300,932
3.85%, 12/01/42	150,000	130,307
4.30%, 01/02/46 (a)	500,000	587,132
3.70%, 12/01/47 (a)	1,000,000	1,055,140
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	757,582
Ameren Illinois Co.
4.15%, 03/15/46 (a)	100,000	110,677
3.70%, 12/01/47 (a)	150,000	151,477
3.25%, 03/15/50 (a)	100,000	101,099
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	200,000	213,940
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	499,185
3.30%, 06/01/27 (a)	300,000	308,745
7.00%, 04/01/38	410,000	550,128
4.45%, 06/01/45 (a)	500,000	541,372
4.50%, 03/01/49 (a)	150,000	163,697
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	271,587
4.35%, 11/15/45 (a)	900,000	1,012,414
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	502,997
3.80%, 06/01/29 (a)	145,000	149,328
Avista Corp.
4.35%, 06/01/48 (a)	150,000	169,745
Baltimore Gas & Electric Co.
3.50%, 11/15/21 (a)	100,000	98,046
3.50%, 08/15/46 (a)	250,000	251,292
3.75%, 08/15/47 (a)	100,000	111,516
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	347,443
3.50%, 02/01/25 (a)	150,000	157,129
4.05%, 04/15/25 (a)(d)	500,000	543,385
3.25%, 04/15/28 (a)	625,000	646,200
6.13%, 04/01/36	737,000	977,531
5.95%, 05/15/37	250,000	314,115
5.15%, 11/15/43 (a)	260,000	320,287
4.50%, 02/01/45 (a)	350,000	396,576
3.80%, 07/15/48 (a)	250,000	258,461
4.25%, 10/15/50 (a)(d)	100,000	114,136
Black Hills Corp.
4.35%, 05/01/33 (a)	400,000	504,052
4.20%, 09/15/46 (a)	100,000	105,420
3.88%, 10/15/49 (a)	100,000	85,832
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	132,530
3.95%, 03/01/48 (a)	200,000	225,148
4.25%, 02/01/49 (a)	300,000	348,691
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	300,000	300,429
3.85%, 02/01/24 (a)	250,000	252,310
4.25%, 11/01/28 (a)	400,000	419,600
2.95%, 03/01/30 (a)	400,000	378,934
3.70%, 09/01/49 (a)	150,000	135,932
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	120,000	123,860
3.38%, 09/15/29 (a)(d)	170,000	161,728
4.97%, 05/01/46 (a)	100,000	75,742
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	340,382
3.45%, 08/15/27 (a)	200,000	207,671
4.88%, 03/01/44 (a)	400,000	456,460
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	123,704
3.70%, 08/15/28 (a)	950,000	1,019,568
3.80%, 10/01/42 (a)	200,000	218,120
4.70%, 01/15/44 (a)	150,000	178,638
3.70%, 03/01/45 (a)	250,000	262,652
4.35%, 11/15/45 (a)	150,000	172,433
3.65%, 06/15/46 (a)	250,000	264,962
3.75%, 08/15/47 (a)	100,000	106,864
4.00%, 03/01/48 (a)	100,000	112,675
4.00%, 03/01/49 (a)	150,000	167,504
3.20%, 11/15/49 (a)	100,000	98,922
3.00%, 03/01/50 (a)	250,000	229,226
Connecticut Light & Power Co.
4.30%, 04/15/44 (a)	100,000	115,518
4.00%, 04/01/48 (a)	400,000	455,904
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	206,239
6.75%, 04/01/38	500,000	695,000
5.50%, 12/01/39	250,000	311,594
5.70%, 06/15/40	150,000	190,001
3.95%, 03/01/43 (a)	1,000,000	908,845
4.45%, 03/15/44 (a)	950,000	1,052,272
4.13%, 05/15/49 (a)	150,000	163,135

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 04/01/50 (a)	350,000	371,625
4.63%, 12/01/54 (a)	225,000	255,778
4.50%, 05/15/58 (a)	240,000	269,546
3.70%, 11/15/59 (a)	200,000	193,129
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	200,000	197,809
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	268,325
3.95%, 05/15/43 (a)	250,000	285,897
4.05%, 05/15/48 (a)	100,000	115,233
4.35%, 04/15/49 (a)	150,000	177,422
3.10%, 08/15/50 (a)	250,000	254,040
Dayton Power & Light Co.
3.95%, 06/15/49 (a)(d)	250,000	263,832
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	517,917
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	100,000	114,245
5.45%, 02/01/41 (a)	100,000	123,272
5.10%, 06/01/65 (a)	175,000	219,714
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	249,723
2.72%, 08/15/21	200,000	196,377
2.75%, 09/15/22 (a)	250,000	248,963
3.07%, 08/15/24	200,000	198,767
2.85%, 08/15/26 (a)	500,000	501,845
4.25%, 06/01/28 (a)	150,000	157,261
6.30%, 03/15/33	45,000	56,696
5.25%, 08/01/33	500,000	533,807
7.00%, 06/15/38	100,000	123,567
4.90%, 08/01/41 (a)	200,000	213,953
4.05%, 09/15/42 (a)	400,000	396,740
4.60%, 03/15/49 (a)	150,000	154,465
5.75%, 10/01/54 (a)(b)	100,000	94,500
DTE Electric Co.
4.30%, 07/01/44 (a)	100,000	114,216
3.70%, 06/01/46 (a)	500,000	543,307
4.05%, 05/15/48 (a)	150,000	163,516
3.95%, 03/01/49 (a)	389,000	427,921
DTE Energy Co.
3.30%, 06/15/22 (a)	500,000	504,927
3.70%, 08/01/23 (a)	250,000	252,915
3.50%, 06/01/24 (a)	140,000	144,518
2.53%, 10/01/24	120,000	116,893
2.85%, 10/01/26 (a)	645,000	635,683
3.40%, 06/15/29 (a)	200,000	199,851
2.95%, 03/01/30 (a)	200,000	187,512
6.38%, 04/15/33	100,000	129,297
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	204,797
3.95%, 11/15/28 (a)	236,000	261,851
2.45%, 02/01/30 (a)	200,000	200,171
6.10%, 06/01/37	250,000	333,946
6.05%, 04/15/38	1,255,000	1,634,010
5.30%, 02/15/40	600,000	738,888
4.25%, 12/15/41 (a)	250,000	285,435
3.75%, 06/01/45 (a)	750,000	804,930
3.88%, 03/15/46 (a)	250,000	275,870
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	496,835
3.55%, 09/15/21 (a)	250,000	253,137
2.40%, 08/15/22 (a)	100,000	99,471
3.05%, 08/15/22 (a)	950,000	949,083
3.75%, 04/15/24 (a)	690,000	713,967
2.65%, 09/01/26 (a)	500,000	498,070
3.15%, 08/15/27 (a)	200,000	201,423
3.40%, 06/15/29 (a)	350,000	358,596
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 12/15/45 (a)	100,000	114,242
3.75%, 09/01/46 (a)	200,000	200,551
3.95%, 08/15/47 (a)	250,000	254,241
4.20%, 06/15/49 (a)	200,000	213,196
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,039,500
2.50%, 12/01/29 (a)	150,000	148,383
6.40%, 06/15/38	250,000	362,989
5.65%, 04/01/40	250,000	329,740
3.85%, 11/15/42 (a)	250,000	268,087
Duke Energy Indiana LLC
4.90%, 07/15/43 (a)	75,000	90,988
3.25%, 10/01/49 (a)	200,000	202,981
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	174,431
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	161,187
4.10%, 05/15/42 (a)	200,000	225,836
4.15%, 12/01/44 (a)	800,000	876,956
3.70%, 10/15/46 (a)	500,000	537,732
3.60%, 09/15/47 (a)	200,000	207,513
Edison International
3.13%, 11/15/22 (a)	150,000	150,434
2.95%, 03/15/23 (a)	500,000	482,677
3.55%, 11/15/24 (a)	200,000	198,976
El Paso Electric Co.
6.00%, 05/15/35	69,000	93,541
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	152,212
3.55%, 06/15/26 (a)	187,000	178,119
4.75%, 06/15/46 (a)	375,000	350,151
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	190,162
Enel Chile S.A.
4.88%, 06/12/28 (a)	325,000	318,331
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	529,502
4.20%, 04/01/49 (a)	200,000	230,215
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	256,760
2.95%, 09/01/26 (a)	250,000	245,851
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	166,021
2.40%, 10/01/26 (a)	500,000	513,710
3.12%, 09/01/27 (a)	150,000	154,589
3.25%, 04/01/28 (a)	150,000	155,300
4.00%, 03/15/33 (a)	211,000	234,342
4.95%, 01/15/45 (a)	500,000	544,945
4.20%, 09/01/48 (a)	200,000	232,268
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	150,000	160,849
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	269,880
3.55%, 09/30/49 (a)	200,000	203,489
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	277,586
4.10%, 04/01/43 (a)	650,000	726,310
4.25%, 12/01/45 (a)	250,000	285,607
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	101,937
4.20%, 06/15/47 (a)	95,000	108,277
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	342,293
2.90%, 09/15/29 (a)	250,000	238,728

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eversource Energy
2.75%, 03/15/22 (a)	500,000	507,755
2.80%, 05/01/23 (a)	100,000	100,647
3.80%, 12/01/23 (a)	500,000	512,165
3.30%, 01/15/28 (a)	250,000	252,010
Exelon Corp.
2.45%, 04/15/21 (a)	250,000	248,055
3.50%, 06/01/22 (a)	300,000	291,571
3.95%, 06/15/25 (a)	500,000	508,372
4.95%, 06/15/35 (a)(d)	250,000	259,672
5.63%, 06/15/35	250,000	288,010
5.10%, 06/15/45 (a)	100,000	108,727
4.45%, 04/15/46 (a)	150,000	149,999
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	482,202
6.25%, 10/01/39	550,000	558,756
5.60%, 06/15/42 (a)	250,000	228,706
FirstEnergy Corp.
2.85%, 07/15/22 (a)	150,000	149,624
4.25%, 03/15/23 (a)	300,000	305,719
3.90%, 07/15/27 (a)	725,000	737,785
2.65%, 03/01/30 (a)	200,000	186,956
7.38%, 11/15/31	500,000	648,115
4.85%, 07/15/47 (a)	500,000	560,940
3.40%, 03/01/50 (a)	300,000	292,860
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	258,906
3.25%, 06/01/24 (a)	250,000	261,530
2.85%, 04/01/25 (a)	250,000	260,372
3.13%, 12/01/25 (a)	500,000	527,962
4.95%, 06/01/35	150,000	182,610
5.95%, 02/01/38	150,000	211,108
5.96%, 04/01/39	500,000	698,497
4.13%, 02/01/42 (a)	150,000	171,772
4.05%, 06/01/42 (a)	350,000	397,680
3.80%, 12/15/42 (a)	275,000	300,048
3.70%, 12/01/47 (a)	405,000	447,748
3.95%, 03/01/48 (a)	250,000	296,444
4.13%, 06/01/48 (a)	150,000	178,676
3.99%, 03/01/49 (a)	150,000	173,717
3.15%, 10/01/49 (a)	250,000	260,157
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	299,286
Georgia Power Co.
2.85%, 05/15/22	500,000	501,002
2.10%, 07/30/23	250,000	243,728
2.20%, 09/15/24 (a)	150,000	144,789
3.25%, 03/30/27 (a)	100,000	102,013
2.65%, 09/15/29 (a)	100,000	96,985
4.75%, 09/01/40	100,000	98,212
4.30%, 03/15/42	150,000	163,787
4.30%, 03/15/43	100,000	108,677
3.70%, 01/30/50 (a)	100,000	105,018
Iberdrola International BV
6.75%, 07/15/36	200,000	284,193
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	120,743
3.75%, 07/01/47 (a)	250,000	244,860
4.25%, 08/15/48 (a)	200,000	217,769
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	200,000	207,314
4.10%, 09/26/28 (a)	100,000	108,435
6.25%, 07/15/39	350,000	471,079
3.70%, 09/15/46 (a)	50,000	48,521
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	488,560
3.35%, 11/15/27 (a)	100,000	102,698
5.30%, 07/01/43 (a)	100,000	101,710
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	238,192
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	173,379
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	217,123
4.80%, 09/15/43 (a)	150,000	181,152
4.40%, 10/15/44 (a)	125,000	144,691
4.25%, 05/01/46 (a)	200,000	234,725
3.95%, 08/01/47 (a)	300,000	332,398
3.65%, 08/01/48 (a)	250,000	271,180
4.25%, 07/15/49 (a)	350,000	415,291
3.15%, 04/15/50 (a)	200,000	206,272
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	102,794
4.25%, 03/15/42	100,000	95,541
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	250,000	250,541
2.40%, 04/25/22 (a)	250,000	239,083
2.30%, 09/15/22 (a)	250,000	252,941
3.40%, 11/15/23 (a)	250,000	258,065
2.95%, 02/07/24 (a)	410,000	415,230
3.25%, 11/01/25 (a)	400,000	409,882
3.40%, 02/07/28 (a)	250,000	258,701
3.90%, 11/01/28 (a)	250,000	258,281
3.70%, 03/15/29 (a)	200,000	209,111
5.25%, 04/20/46 (a)(b)	450,000	430,216
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	796,275
6.65%, 04/01/36	500,000	588,525
3.13%, 08/01/50 (a)	100,000	92,343
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	153,051
2.40%, 09/01/21	500,000	499,885
3.20%, 02/25/22	250,000	256,779
3.30%, 08/15/22	150,000	152,560
2.80%, 01/15/23 (a)	250,000	256,674
3.25%, 04/01/26 (a)	500,000	513,052
3.55%, 05/01/27 (a)	200,000	204,835
3.50%, 04/01/29 (a)	500,000	511,962
2.75%, 11/01/29 (a)	350,000	339,017
4.80%, 12/01/77 (a)(b)	150,000	125,428
Northern States Power Co.
6.25%, 06/01/36	620,000	967,157
3.40%, 08/15/42 (a)	45,000	46,505
4.00%, 08/15/45 (a)	250,000	287,724
3.60%, 05/15/46 (a)	500,000	534,510
3.60%, 09/15/47 (a)	250,000	280,579
2.90%, 03/01/50 (a)	200,000	194,410
NorthWestern Corp.
4.18%, 11/15/44 (a)	110,000	113,743
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	151,259
3.25%, 05/15/29 (a)	250,000	258,886
5.50%, 03/15/40	150,000	183,850
4.40%, 03/01/44 (a)	150,000	160,491
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	183,031
5.38%, 11/01/40	150,000	179,803
5.05%, 10/01/48 (a)	100,000	96,945
5.25%, 09/01/50	150,000	171,518

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ohio Power Co.
5.38%, 10/01/21	250,000	260,849
4.00%, 06/01/49 (a)	250,000	260,332
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	127,845
4.15%, 04/01/47 (a)	240,000	272,434
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	350,000	344,298
3.70%, 11/15/28 (a)	265,000	289,247
5.75%, 03/15/29 (a)	73,000	89,856
7.00%, 05/01/32	250,000	359,351
7.50%, 09/01/38	200,000	294,557
4.55%, 12/01/41 (a)	800,000	944,048
3.75%, 04/01/45 (a)	200,000	216,914
4.10%, 11/15/48 (a)	150,000	172,448
3.80%, 06/01/49 (a)	150,000	160,595
3.10%, 09/15/49 (a)	200,000	200,052
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,442
2.95%, 02/01/22 (a)	83,000	83,779
3.50%, 06/15/29 (a)	100,000	106,046
7.70%, 11/15/31	100,000	159,150
6.35%, 07/15/38	350,000	461,550
6.00%, 01/15/39	100,000	137,142
4.13%, 01/15/49 (a)	250,000	280,674
4.15%, 02/15/50 (a)	300,000	336,900
PECO Energy Co.
1.70%, 09/15/21 (a)	100,000	99,414
3.90%, 03/01/48 (a)	1,000,000	1,125,645
3.00%, 09/15/49 (a)	100,000	101,003
PNM Resources, Inc.
3.25%, 03/09/21	100,000	100,656
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	256,782
4.15%, 03/15/43 (a)	100,000	109,966
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	101,456
3.40%, 06/01/23 (a)	750,000	760,717
5.00%, 03/15/44 (a)	250,000	267,030
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	699,062
4.15%, 06/15/48 (a)	750,000	888,150
Progress Energy, Inc.
7.75%, 03/01/31	250,000	338,237
7.00%, 10/30/31	60,000	79,566
6.00%, 12/01/39	85,000	111,540
PSEG Power LLC
3.00%, 06/15/21 (a)	1,793,000	1,799,849
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	351,452
3.70%, 06/15/28 (a)	150,000	160,516
6.25%, 09/01/37	200,000	285,847
4.05%, 09/15/49 (a)	150,000	168,317
3.20%, 03/01/50 (a)	150,000	162,659
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	313,585
3.60%, 07/01/49 (a)	250,000	254,112
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	150,000	154,892
2.45%, 01/15/30 (a)	100,000	99,959
3.95%, 05/01/42 (a)	100,000	108,966
3.80%, 01/01/43 (a)	25,000	27,045
3.80%, 03/01/46 (a)	200,000	215,936
3.60%, 12/01/47 (a)	500,000	507,225
3.85%, 05/01/49 (a)	250,000	276,590
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 08/01/49 (a)	150,000	153,036
3.15%, 01/01/50 (a)	200,000	208,224
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	150,443
2.88%, 06/15/24 (a)	250,000	249,854
Puget Energy, Inc.
6.00%, 09/01/21	250,000	256,776
Puget Sound Energy, Inc.
5.80%, 03/15/40	200,000	275,380
5.64%, 04/15/41 (a)	250,000	321,504
4.30%, 05/20/45 (a)	150,000	172,935
4.22%, 06/15/48 (a)	250,000	288,056
3.25%, 09/15/49 (a)	150,000	157,281
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	252,636
3.60%, 09/01/23 (a)	100,000	107,011
2.50%, 05/15/26 (a)	200,000	194,931
3.75%, 06/01/47 (a)	150,000	160,632
4.15%, 05/15/48 (a)	69,000	78,634
4.10%, 06/15/49 (a)	40,000	42,711
Sempra Energy
3.55%, 06/15/24 (a)	400,000	395,038
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	200,314
Southern California Edison Co.
2.90%, 03/01/21	100,000	99,718
2.40%, 02/01/22 (a)	200,000	198,263
3.50%, 10/01/23 (a)	250,000	260,740
4.20%, 03/01/29 (a)	150,000	160,351
6.65%, 04/01/29	500,000	586,210
2.85%, 08/01/29 (a)	150,000	144,310
2.25%, 06/01/30 (a)	150,000	136,188
6.00%, 01/15/34	100,000	123,478
5.35%, 07/15/35	250,000	305,061
5.55%, 01/15/37	500,000	623,052
5.95%, 02/01/38	500,000	578,597
5.50%, 03/15/40	200,000	240,060
4.05%, 03/15/42 (a)	105,000	111,167
3.90%, 03/15/43 (a)	100,000	106,261
4.65%, 10/01/43 (a)	300,000	330,745
4.00%, 04/01/47 (a)	500,000	524,582
4.13%, 03/01/48 (a)	400,000	422,890
4.88%, 03/01/49 (a)	150,000	173,744
3.65%, 02/01/50 (a)	200,000	196,229
Southern Co.
2.35%, 07/01/21 (a)	500,000	499,240
2.95%, 07/01/23 (a)	500,000	506,045
3.25%, 07/01/26 (a)	350,000	347,480
4.25%, 07/01/36 (a)	250,000	254,657
4.40%, 07/01/46 (a)	250,000	261,031
5.50%, 03/15/57 (a)(b)	150,000	142,216
Southern Power Co.
2.50%, 12/15/21 (a)	100,000	97,805
5.15%, 09/15/41	750,000	733,245
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	486,205
4.10%, 09/15/28 (a)	200,000	215,132
3.90%, 04/01/45 (a)	100,000	92,583
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	163,049
3.40%, 08/15/46 (a)	100,000	102,119
3.70%, 08/15/47 (a)	150,000	155,072
3.75%, 06/15/49 (a)	100,000	108,537
Tampa Electric Co.
4.30%, 06/15/48 (a)	550,000	602,046

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toledo Edison Co.
6.15%, 05/15/37	50,000	73,989
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	267,332
4.85%, 12/01/48 (a)	100,000	111,864
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	45,116
3.50%, 03/15/29 (a)	750,000	800,501
3.90%, 09/15/42 (a)	115,000	125,449
3.65%, 04/15/45 (a)	100,000	106,843
4.00%, 04/01/48 (a)	250,000	275,592
3.25%, 10/01/49 (a)	100,000	97,230
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	250,000	252,114
2.75%, 03/15/23 (a)	481,000	487,294
3.45%, 02/15/24 (a)	250,000	262,945
3.15%, 01/15/26 (a)	250,000	258,985
2.95%, 11/15/26 (a)	200,000	204,332
3.50%, 03/15/27 (a)	700,000	734,275
2.88%, 07/15/29 (a)	150,000	149,711
6.00%, 05/15/37	550,000	644,966
8.88%, 11/15/38	150,000	239,186
4.45%, 02/15/44 (a)	500,000	571,600
3.80%, 09/15/47 (a)	500,000	531,390
4.60%, 12/01/48 (a)	150,000	175,002
3.30%, 12/01/49 (a)	200,000	207,708
WEC Energy Group, Inc.
3.38%, 06/15/21	250,000	250,779
3.10%, 03/08/22	250,000	252,935
3.55%, 06/15/25 (a)	120,000	121,701
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	99,994
4.30%, 10/15/48 (a)	125,000	139,133
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	250,000	266,624
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	279,312
4.75%, 11/01/44 (a)	100,000	122,318
3.30%, 09/01/49 (a)	300,000	289,749
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	250,000	249,549
3.30%, 06/01/25 (a)	200,000	204,818
4.00%, 06/15/28 (a)	250,000	264,044
2.60%, 12/01/29 (a)	200,000	190,587
6.50%, 07/01/36	140,000	189,570
3.50%, 12/01/49 (a)	200,000	184,690
		125,934,779
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	666,812
5.50%, 06/15/41 (a)	150,000	196,185
4.13%, 10/15/44 (a)	100,000	105,540
4.30%, 10/01/48 (a)	100,000	114,344
4.13%, 03/15/49 (a)	150,000	167,905
3.38%, 09/15/49 (a)	150,000	150,880
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	54,546
5.85%, 01/15/41 (a)	250,000	315,354
4.10%, 09/01/47 (a)	100,000	103,219
National Grid USA
5.80%, 04/01/35	100,000	98,913
NiSource, Inc.
2.65%, 11/17/22 (a)	150,000	151,714
3.65%, 06/15/23 (a)	232,000	237,249
3.49%, 05/15/27 (a)	225,000	228,369
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 09/01/29 (a)	100,000	95,730
4.80%, 02/15/44 (a)	775,000	767,548
5.65%, 02/01/45 (a)	300,000	343,458
4.38%, 05/15/47 (a)	150,000	155,919
3.95%, 03/30/48 (a)	100,000	102,457
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	104,711
4.66%, 02/01/44 (a)	300,000	364,492
4.50%, 11/01/48 (a)	100,000	119,413
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	273,540
3.64%, 11/01/46 (a)	110,000	111,984
Sempra Energy
2.88%, 10/01/22 (a)	150,000	151,960
2.90%, 02/01/23 (a)	250,000	249,175
4.05%, 12/01/23 (a)	200,000	202,150
3.75%, 11/15/25 (a)	135,000	131,005
3.25%, 06/15/27 (a)	150,000	147,943
3.40%, 02/01/28 (a)	250,000	251,030
3.80%, 02/01/38 (a)	300,000	286,875
6.00%, 10/15/39	350,000	438,412
4.00%, 02/01/48 (a)	250,000	251,452
Southern California Gas Co.
2.60%, 06/15/26 (a)	500,000	494,415
2.55%, 02/01/30 (a)	250,000	250,074
3.75%, 09/15/42 (a)	100,000	101,975
4.13%, 06/01/48 (a)	150,000	168,130
4.30%, 01/15/49 (a)	150,000	169,369
3.95%, 02/15/50 (a)	150,000	173,879
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	102,393
3.95%, 10/01/46 (a)	650,000	583,918
4.40%, 05/30/47 (a)	250,000	274,229
Southwest Gas Corp.
4.15%, 06/01/49 (a)	100,000	99,376
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	55,932
3.65%, 09/15/49 (a)	250,000	243,475
		9,857,449
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	250,764
3.75%, 09/01/28 (a)	250,000	260,849
3.45%, 06/01/29 (a)	250,000	270,566
6.59%, 10/15/37	450,000	617,893
4.00%, 12/01/46 (a)	90,000	94,266
3.75%, 09/01/47 (a)	400,000	402,108
4.20%, 09/01/48 (a)	250,000	264,826
4.15%, 06/01/49 (a)	150,000	163,481
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	254,911
4.28%, 05/01/49 (a)	150,000	164,549
		2,744,213
		138,536,441
Total Corporates
(Cost $1,769,478,336)		1,799,830,050

Treasuries 40.5% of net assets
Bonds
8.13%, 05/15/21	750,000	817,617
8.13%, 08/15/21	1,000,000	1,109,023
8.00%, 11/15/21 (c)	3,145,000	3,542,793
7.25%, 08/15/22	1,498,000	1,746,633

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.63%, 11/15/22	2,198,000	2,621,458
7.13%, 02/15/23	1,498,000	1,792,568
6.25%, 08/15/23	2,248,000	2,698,566
7.50%, 11/15/24	1,748,000	2,316,988
7.63%, 02/15/25	1,000,000	1,348,594
6.88%, 08/15/25	800,000	1,075,250
6.00%, 02/15/26 (c)	1,889,000	2,495,620
6.75%, 08/15/26	1,209,000	1,684,005
6.50%, 11/15/26	1,748,000	2,430,130
6.63%, 02/15/27	1,000,000	1,413,125
6.38%, 08/15/27	1,200,000	1,704,750
6.13%, 11/15/27	2,934,000	4,161,466
5.50%, 08/15/28	1,748,000	2,444,332
5.25%, 11/15/28	2,248,000	3,119,276
5.25%, 02/15/29	2,774,000	3,870,814
6.13%, 08/15/29	4,744,000	7,090,427
6.25%, 05/15/30 (c)	3,131,000	4,830,301
5.38%, 02/15/31	4,194,000	6,231,694
4.50%, 02/15/36	4,144,000	6,348,737
4.75%, 02/15/37	3,382,000	5,387,156
5.00%, 05/15/37	1,848,000	3,027,688
4.38%, 02/15/38 (c)	2,796,000	4,362,415
4.50%, 05/15/38	2,996,000	4,731,339
3.50%, 02/15/39 (c)	1,372,000	1,947,811
4.25%, 05/15/39	4,046,000	6,274,461
4.50%, 08/15/39	3,746,000	5,985,406
4.38%, 11/15/39 (c)	4,625,000	7,313,281
4.63%, 02/15/40	6,005,000	9,790,027
4.38%, 05/15/40	5,194,000	8,241,823
3.88%, 08/15/40	5,394,000	8,080,043
4.25%, 11/15/40 (c)	4,853,000	7,608,215
4.75%, 02/15/41	5,692,000	9,486,963
4.38%, 05/15/41	4,144,000	6,627,486
3.75%, 08/15/41	5,317,000	7,878,299
3.13%, 11/15/41	5,444,000	7,417,875
3.13%, 02/15/42 (c)	5,682,000	7,748,384
3.00%, 05/15/42	1,998,000	2,675,291
2.75%, 08/15/42	6,891,000	8,872,701
2.75%, 11/15/42	9,008,000	11,613,986
3.13%, 02/15/43	8,086,000	11,038,022
2.88%, 05/15/43	8,131,000	10,689,089
3.63%, 08/15/43	9,417,000	13,857,704
3.75%, 11/15/43	9,750,000	14,635,664
3.63%, 02/15/44	13,177,000	19,459,752
3.38%, 05/15/44	12,494,000	17,822,496
3.13%, 08/15/44	13,082,000	17,998,992
3.00%, 11/15/44	12,136,000	16,393,081
2.50%, 02/15/45	13,182,000	16,389,963
3.00%, 05/15/45	12,134,000	16,437,778
2.88%, 08/15/45	12,632,000	16,831,153
3.00%, 11/15/45	12,582,000	17,161,651
2.50%, 02/15/46	10,486,000	13,123,884
2.50%, 05/15/46	13,282,000	16,644,006
2.25%, 08/15/46	15,878,000	19,032,512
2.88%, 11/15/46	11,169,000	15,049,355
3.00%, 02/15/47	12,034,000	16,565,553
3.00%, 05/15/47	9,488,000	13,101,594
2.75%, 08/15/47	11,430,000	15,075,098
2.75%, 11/15/47	13,628,000	18,003,866
3.00%, 02/15/48	12,034,000	16,628,544
3.13%, 05/15/48	15,120,000	21,362,906
3.00%, 08/15/48	16,328,000	22,625,761
3.38%, 11/15/48	11,384,000	16,825,196
3.00%, 02/15/49	17,926,000	24,904,536
2.88%, 05/15/49	17,576,000	23,929,449
2.25%, 08/15/49	16,476,000	19,977,150
2.38%, 11/15/49	16,478,000	20,515,110
2.00%, 02/15/50	8,498,000	9,848,385
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Notes
2.25%, 03/31/21	2,552,000	2,605,781
2.38%, 04/15/21	7,090,000	7,253,818
1.38%, 04/30/21	10,986,000	11,130,835
2.25%, 04/30/21	22,254,000	22,764,277
2.63%, 05/15/21	11,184,000	11,497,021
3.13%, 05/15/21	11,484,000	11,869,566
1.38%, 05/31/21	10,786,000	10,942,313
2.00%, 05/31/21	4,030,000	4,117,290
2.13%, 05/31/21	21,170,000	21,658,729
2.63%, 06/15/21	9,488,000	9,773,567
1.13%, 06/30/21	11,484,000	11,626,653
1.63%, 06/30/21	11,984,000	12,205,189
2.13%, 06/30/21	5,506,000	5,643,542
2.63%, 07/15/21	9,986,000	10,302,353
1.13%, 07/31/21	12,682,000	12,843,002
1.75%, 07/31/21	12,782,000	13,050,622
2.25%, 07/31/21	7,790,000	8,003,769
2.13%, 08/15/21	14,401,900	14,784,732
2.75%, 08/15/21 (c)	34,202,000	35,400,406
1.13%, 08/31/21	10,786,000	10,927,988
1.50%, 08/31/21	8,788,000	8,951,059
2.00%, 08/31/21	3,746,000	3,840,967
2.75%, 09/15/21 (c)	30,654,000	31,784,366
1.13%, 09/30/21	9,388,000	9,517,268
1.50%, 09/30/21	12,982,000	13,233,019
2.13%, 09/30/21	6,242,000	6,421,214
2.88%, 10/15/21	12,184,000	12,682,545
1.25%, 10/31/21	9,438,000	9,593,211
1.50%, 10/31/21	14,980,000	15,287,207
2.00%, 10/31/21	8,788,000	9,036,707
2.00%, 11/15/21	12,284,000	12,646,762
2.88%, 11/15/21	11,984,000	12,499,172
1.50%, 11/30/21	17,974,000	18,360,862
1.75%, 11/30/21	11,784,000	12,084,814
1.88%, 11/30/21	8,988,000	9,237,803
2.63%, 12/15/21	14,480,000	15,074,755
1.63%, 12/31/21	6,292,000	6,446,474
2.00%, 12/31/21	10,486,000	10,811,435
2.13%, 12/31/21	9,238,000	9,544,550
2.50%, 01/15/22	14,780,000	15,382,458
1.38%, 01/31/22	11,984,000	12,236,787
1.50%, 01/31/22 (c)	9,088,000	9,299,403
1.88%, 01/31/22	14,780,000	15,227,730
2.00%, 02/15/22	13,582,000	14,034,026
2.50%, 02/15/22	12,482,000	13,014,192
1.13%, 02/28/22	1,998,000	2,032,653
1.75%, 02/28/22	10,986,000	11,305,710
1.88%, 02/28/22	8,338,000	8,601,820
2.38%, 03/15/22	13,980,000	14,566,505
1.75%, 03/31/22	6,042,000	6,226,682
1.88%, 03/31/22	11,184,000	11,552,286
2.25%, 04/15/22	11,982,000	12,473,449
1.75%, 04/30/22	8,988,000	9,273,088
1.88%, 04/30/22	9,710,000	10,041,506
1.75%, 05/15/22	6,990,000	7,218,813
2.13%, 05/15/22	12,982,000	13,500,266
1.75%, 05/31/22	9,986,000	10,311,325
1.88%, 05/31/22	7,690,000	7,963,356
1.75%, 06/15/22	5,992,000	6,194,230
1.75%, 06/30/22	10,486,000	10,844,408
2.13%, 06/30/22	5,692,000	5,934,577
1.75%, 07/15/22	14,980,000	15,495,523
1.88%, 07/31/22	6,792,000	7,050,149
2.00%, 07/31/22	9,488,000	9,876,415
1.50%, 08/15/22	7,490,000	7,712,945
1.63%, 08/15/22	15,191,000	15,687,081
1.63%, 08/31/22	8,488,000	8,766,844
1.88%, 08/31/22	8,988,000	9,339,796

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 09/15/22	8,988,000	9,265,715
1.75%, 09/30/22	6,242,000	6,473,881
1.88%, 09/30/22	8,488,000	8,829,841
1.38%, 10/15/22	13,482,000	13,860,655
1.88%, 10/31/22	9,986,000	10,398,703
2.00%, 10/31/22	10,586,000	11,057,408
1.63%, 11/15/22	22,645,000	23,444,652
2.00%, 11/30/22	18,072,000	18,898,653
1.63%, 12/15/22	8,988,000	9,316,975
2.13%, 12/31/22	19,472,000	20,457,009
1.50%, 01/15/23	9,986,000	10,326,148
1.75%, 01/31/23	2,298,000	2,393,152
2.38%, 01/31/23	10,486,000	11,105,739
1.38%, 02/15/23	6,492,000	6,697,157
2.00%, 02/15/23	16,372,000	17,177,170
1.50%, 02/28/23	1,998,000	2,068,789
2.63%, 02/28/23	2,488,000	2,657,203
1.50%, 03/31/23 (c)	6,990,000	7,242,568
2.50%, 03/31/23	8,090,000	8,623,434
1.63%, 04/30/23	7,990,000	8,315,218
2.75%, 04/30/23	10,686,000	11,491,207
1.75%, 05/15/23 (c)	14,480,000	15,132,166
1.63%, 05/31/23	9,288,000	9,672,944
2.75%, 05/31/23	11,984,000	12,909,483
1.38%, 06/30/23	5,494,000	5,683,071
2.63%, 06/30/23	22,968,000	24,688,806
1.25%, 07/31/23	6,242,000	6,436,087
2.75%, 07/31/23	2,896,000	3,130,056
2.50%, 08/15/23	17,152,000	18,416,290
1.38%, 08/31/23	5,992,000	6,208,508
2.75%, 08/31/23	5,494,000	5,948,543
1.38%, 09/30/23	6,742,000	6,989,294
2.88%, 09/30/23 (c)	20,472,000	22,300,885
1.63%, 10/31/23	7,740,000	8,101,301
2.88%, 10/31/23	9,986,000	10,897,222
2.75%, 11/15/23	13,278,000	14,436,713
2.13%, 11/30/23	11,234,000	11,969,037
2.88%, 11/30/23	17,476,000	19,102,770
2.25%, 12/31/23	6,142,000	6,581,537
2.63%, 12/31/23	17,776,000	19,299,459
2.25%, 01/31/24	4,694,000	5,037,249
2.50%, 01/31/24	21,970,000	23,784,242
2.75%, 02/15/24	16,595,000	18,132,630
2.13%, 02/29/24	9,238,000	9,879,608
2.38%, 02/29/24	12,982,000	14,011,939
2.13%, 03/31/24	22,218,000	23,794,957
2.00%, 04/30/24	5,494,000	5,861,626
2.25%, 04/30/24	18,574,000	20,009,857
2.50%, 05/15/24	22,698,000	24,698,261
2.00%, 05/31/24	22,468,000	24,004,776
1.75%, 06/30/24	13,032,000	13,802,212
2.00%, 06/30/24	8,240,000	8,810,684
1.75%, 07/31/24	15,078,000	15,982,091
2.13%, 07/31/24	8,488,000	9,130,237
2.38%, 08/15/24	22,568,000	24,545,345
1.25%, 08/31/24	10,386,000	10,794,949
1.88%, 08/31/24	6,990,000	7,451,449
1.50%, 09/30/24	12,982,000	13,639,721
2.13%, 09/30/24	11,284,000	12,174,378
1.50%, 10/31/24	14,480,000	15,228,322
2.25%, 10/31/24	9,238,000	10,026,478
2.25%, 11/15/24	21,870,000	23,750,307
1.50%, 11/30/24	14,480,000	15,247,553
2.13%, 11/30/24	8,988,000	9,715,466
1.75%, 12/31/24	12,482,000	13,289,429
2.25%, 12/31/24	8,988,000	9,777,961
1.38%, 01/31/25	3,996,000	4,186,122
2.50%, 01/31/25	8,488,000	9,351,057
2.00%, 02/15/25	9,686,000	10,435,152
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 02/28/25	1,998,000	2,072,613
2.75%, 02/28/25	7,390,000	8,238,118
2.63%, 03/31/25	11,324,000	12,569,640
2.88%, 04/30/25	9,986,000	11,224,498
2.13%, 05/15/25	22,380,400	24,313,332
2.88%, 05/31/25	9,288,000	10,454,079
2.75%, 06/30/25	8,988,000	10,073,231
2.88%, 07/31/25	10,386,000	11,725,632
2.00%, 08/15/25	22,668,000	24,537,225
2.75%, 08/31/25	9,736,000	10,937,787
3.00%, 09/30/25	13,682,000	15,573,964
3.00%, 10/31/25	8,788,000	10,018,663
2.25%, 11/15/25	19,872,000	21,832,808
2.88%, 11/30/25	13,182,000	14,960,540
2.63%, 12/31/25	9,686,000	10,869,130
2.63%, 01/31/26	8,738,000	9,815,914
1.63%, 02/15/26	20,672,000	22,014,873
2.50%, 02/28/26	17,776,000	19,863,291
2.25%, 03/31/26	10,086,000	11,132,816
2.38%, 04/30/26	11,784,000	13,109,700
1.63%, 05/15/26	18,385,000	19,618,806
2.13%, 05/31/26	9,388,000	10,308,831
1.88%, 06/30/26	11,484,000	12,443,542
1.88%, 07/31/26	11,484,000	12,453,411
1.50%, 08/15/26	18,724,000	19,861,337
1.38%, 08/31/26	10,486,000	11,046,346
1.63%, 09/30/26	7,490,000	8,014,300
1.63%, 10/31/26	11,084,000	11,863,344
2.00%, 11/15/26 (c)	12,482,000	13,666,815
1.63%, 11/30/26	9,986,000	10,692,041
1.75%, 12/31/26	6,990,000	7,547,562
1.50%, 01/31/27	7,390,000	7,859,958
2.25%, 02/15/27	17,226,000	19,208,336
1.13%, 02/28/27	2,000,000	2,077,813
2.38%, 05/15/27	18,920,000	21,333,778
2.25%, 08/15/27	20,672,000	23,189,785
2.25%, 11/15/27	18,574,000	20,884,141
2.75%, 02/15/28	19,822,000	23,103,470
2.88%, 05/15/28	21,770,000	25,661,387
2.88%, 08/15/28	22,168,000	26,199,805
3.13%, 11/15/28 (c)	25,214,000	30,428,177
2.63%, 02/15/29 (c)	23,666,000	27,650,393
2.38%, 05/15/29 (c)	29,058,000	33,405,349
1.63%, 08/15/29	24,066,000	26,107,850
1.75%, 11/15/29 (c)	24,066,000	26,429,357
1.50%, 02/15/30	13,698,000	14,748,893
Total Treasuries
(Cost $2,767,868,033)		3,066,214,921

Government Related 5.8% of net assets

Agency 2.5%
Foreign 1.2%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	258,455
2.38%, 10/01/21	250,000	256,586
2.63%, 01/31/22	350,000	362,857
1.63%, 09/17/22	500,000	512,278
2.88%, 03/13/23	850,000	906,483
1.50%, 02/12/25	700,000	726,474
		3,023,133

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	950,000	972,714
2.88%, 09/30/29 (a)	300,000	309,836
3.30%, 09/30/49 (a)	200,000	201,819
		1,484,369
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	700,000	753,935
4.88%, 04/30/44	250,000	314,621
Export Development Canada
1.50%, 05/26/21	250,000	252,998
1.38%, 10/21/21	250,000	253,159
1.75%, 07/18/22	750,000	769,174
2.50%, 01/24/23	600,000	631,347
1.38%, 02/24/23	600,000	613,014
2.75%, 03/15/23	450,000	477,855
2.63%, 02/21/24	750,000	806,055
Nexen, Inc.
5.88%, 03/10/35	500,000	680,837
6.40%, 05/15/37	750,000	1,022,032
		6,575,027
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	254,742
2.96%, 11/08/22	250,000	261,699
		516,441
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	493,070
4.13%, 01/16/25	427,000	397,347
5.38%, 06/26/26 (a)	378,000	367,771
7.38%, 09/18/43	300,000	303,293
5.88%, 05/28/45	650,000	576,907
		2,138,388
Germany 0.5%
FMS Wertmanagement
2.00%, 08/01/22 (h)	500,000	516,400
2.75%, 03/06/23 (h)	275,000	293,413
2.75%, 01/30/24 (h)	500,000	540,400
Kreditanstalt fuer Wiederaufbau
2.38%, 03/24/21 (h)	250,000	254,480
2.63%, 04/12/21 (h)	1,250,000	1,276,987
1.50%, 06/15/21 (h)	1,850,000	1,872,995
2.38%, 08/25/21 (h)	1,000,000	1,026,455
2.00%, 11/30/21 (h)	300,000	307,364
3.13%, 12/15/21 (h)	1,500,000	1,565,512
2.63%, 01/25/22 (h)	1,250,000	1,298,000
2.50%, 02/15/22 (h)	1,600,000	1,658,504
2.13%, 03/07/22 (h)	1,450,000	1,494,544
2.13%, 06/15/22 (h)	1,250,000	1,293,244
1.75%, 08/22/22 (h)	250,000	257,154
2.00%, 09/29/22 (h)	2,500,000	2,589,525
2.00%, 10/04/22 (h)	750,000	777,154
2.38%, 12/29/22 (h)	1,700,000	1,783,028
2.13%, 01/17/23 (h)	1,050,000	1,095,139
1.63%, 02/15/23 (h)	1,700,000	1,749,249
2.63%, 02/28/24 (h)	1,500,000	1,615,702
1.38%, 08/05/24 (h)	1,400,000	1,443,589
2.50%, 11/20/24 (h)	3,450,000	3,735,125
2.88%, 04/03/28 (h)	1,100,000	1,267,552
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 09/14/29 (h)	700,000	745,056
0.00%, 06/29/37 (h)(i)	750,000	585,116
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (h)	300,000	305,591
2.25%, 10/01/21 (h)	750,000	769,515
2.00%, 12/06/21 (h)	200,000	205,115
3.13%, 11/14/23 (h)	250,000	272,595
2.00%, 01/13/25 (h)	650,000	690,804
2.38%, 06/10/25 (h)	500,000	543,650
1.75%, 07/27/26 (h)	500,000	529,165
2.50%, 11/15/27 (h)	500,000	559,173
		34,917,295
Japan 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	300,000	302,820
2.00%, 11/04/21	300,000	305,996
2.50%, 06/01/22	250,000	259,354
2.38%, 07/21/22	1,500,000	1,554,855
2.38%, 11/16/22	2,300,000	2,392,966
1.75%, 01/23/23	500,000	512,087
3.25%, 07/20/23	250,000	269,409
3.38%, 10/31/23	350,000	380,795
2.50%, 05/23/24	950,000	1,010,648
1.75%, 10/17/24	300,000	310,064
2.50%, 05/28/25	200,000	215,297
2.25%, 11/04/26	1,200,000	1,287,978
2.88%, 06/01/27	450,000	502,722
2.88%, 07/21/27	650,000	730,707
2.75%, 11/16/27	700,000	784,021
3.25%, 07/20/28	750,000	871,597
3.50%, 10/31/28	350,000	413,080
2.00%, 10/17/29	700,000	743,921
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	212,274
		13,060,591
Mexico 0.2%
Petroleos Mexicanos
4.88%, 01/24/22	250,000	215,583
5.38%, 03/13/22	150,000	127,779
3.50%, 01/30/23	400,000	323,892
4.63%, 09/21/23	400,000	323,760
4.88%, 01/18/24	450,000	355,138
4.50%, 01/23/26	550,000	401,624
6.88%, 08/04/26	950,000	721,990
6.49%, 01/23/27 (a)(d)	550,000	406,676
6.50%, 03/13/27	1,800,000	1,338,471
5.35%, 02/12/28	800,000	554,396
6.50%, 01/23/29	700,000	506,936
6.84%, 01/23/30 (a)(d)	1,350,000	978,709
5.95%, 01/28/31 (a)(d)	806,000	552,815
6.63%, 06/15/35	910,000	612,275
6.63%, 06/15/38	150,000	99,158
6.50%, 06/02/41	700,000	448,784
5.50%, 06/27/44	350,000	217,172
6.38%, 01/23/45	750,000	473,333
5.63%, 01/23/46 (d)	450,000	275,859
6.75%, 09/21/47	1,900,000	1,231,637
6.35%, 02/12/48	953,000	598,713
7.69%, 01/23/50 (a)(d)	2,000,000	1,368,770
6.95%, 01/28/60 (a)(d)	1,320,000	890,003
		13,023,473

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.0%
Equinor A.S.A.
3.15%, 01/23/22	500,000	505,085
2.45%, 01/17/23	600,000	607,920
2.65%, 01/15/24	100,000	101,624
3.70%, 03/01/24	550,000	579,370
3.25%, 11/10/24	150,000	153,952
3.63%, 09/10/28 (a)	250,000	268,405
4.25%, 11/23/41	900,000	1,001,605
4.80%, 11/08/43	210,000	247,926
3.25%, 11/18/49 (a)	250,000	249,210
		3,715,097
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	850,000	889,330
2.75%, 01/25/22	200,000	204,938
5.00%, 04/11/22	250,000	268,311
4.00%, 01/14/24	250,000	271,759
2.38%, 06/25/24	200,000	205,270
2.88%, 01/21/25	1,000,000	1,047,250
3.25%, 11/10/25	1,800,000	1,948,671
2.63%, 05/26/26	250,000	260,801
Korea Development Bank
3.38%, 03/12/23	200,000	211,362
3.75%, 01/22/24	300,000	322,245
2.13%, 10/01/24	200,000	203,223
3.38%, 09/16/25	500,000	539,665
		6,372,825
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 03/10/21	550,000	555,937
2.38%, 04/09/21	250,000	254,401
2.88%, 05/22/21	750,000	769,084
3.13%, 11/08/21	400,000	416,084
2.38%, 03/09/22	1,150,000	1,189,003
2.00%, 08/30/22	350,000	361,503
1.75%, 12/12/23	250,000	259,546
		3,805,558
		88,632,197
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	261,226
3.50%, 05/05/25	650,000	687,638
4.38%, 05/02/28	450,000	514,051
Fannie Mae
1.38%, 10/07/21	1,000,000	1,014,310
2.00%, 01/05/22	250,000	257,214
1.88%, 04/05/22	3,000,000	3,094,995
1.38%, 09/06/22	7,000,000	7,167,055
2.38%, 01/19/23	3,000,000	3,164,685
2.50%, 02/05/24	6,000,000	6,454,170
2.13%, 04/24/26	6,000,000	6,458,310
7.13%, 01/15/30 (c)	527,000	810,987
7.25%, 05/15/30	1,000,000	1,569,395
6.63%, 11/15/30	2,700,000	4,148,806
5.63%, 07/15/37	1,000,000	1,576,690
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,278,813
Federal Home Loan Bank
1.88%, 07/07/21	6,100,000	6,218,736
1.13%, 07/14/21	1,000,000	1,006,730
3.00%, 10/12/21	5,200,000	5,407,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 11/29/21	3,850,000	3,944,614
1.63%, 12/20/21	6,000,000	6,127,050
2.38%, 06/10/22	400,000	416,688
2.13%, 03/10/23	250,000	261,939
2.50%, 02/13/24	1,600,000	1,724,448
2.88%, 06/14/24	1,075,000	1,176,776
1.50%, 08/15/24	2,000,000	2,086,120
5.38%, 08/15/24	1,750,000	2,105,101
3.25%, 11/16/28	5,000,000	5,923,600
5.50%, 07/15/36	400,000	619,014
Freddie Mac
1.13%, 08/12/21	7,000,000	7,067,725
2.38%, 01/13/22 (c)	5,351,000	5,541,014
2.75%, 06/19/23	2,500,000	2,680,525
6.75%, 09/15/29	500,000	745,270
6.75%, 03/15/31 (c)	1,564,000	2,444,266
6.25%, 07/15/32	700,000	1,093,537
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,178,030
6.75%, 11/01/25	488,000	644,955
2.88%, 02/01/27	500,000	556,465
5.25%, 09/15/39	750,000	1,125,015
4.63%, 09/15/60	100,000	165,571
		99,718,936
		188,351,133

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (c)	1,160,000	1,494,515
Province of Alberta
2.20%, 07/26/22	100,000	103,231
3.35%, 11/01/23	496,000	538,135
2.95%, 01/23/24	350,000	376,122
1.88%, 11/13/24	700,000	726,747
3.30%, 03/15/28	1,400,000	1,612,226
Province of British Columbia
2.65%, 09/22/21	250,000	257,264
2.00%, 10/23/22	550,000	567,941
1.75%, 09/27/24	500,000	519,165
2.25%, 06/02/26	450,000	481,075
Province of Manitoba
2.13%, 05/04/22	390,000	401,382
2.60%, 04/16/24	250,000	267,579
2.13%, 06/22/26	750,000	802,924
Province of New Brunswick
2.50%, 12/12/22	250,000	261,210
3.63%, 02/24/28	200,000	233,785
Province of Ontario
2.50%, 09/10/21	300,000	307,502
2.40%, 02/08/22	750,000	771,694
2.55%, 04/25/22	500,000	517,702
2.25%, 05/18/22	200,000	206,051
2.45%, 06/29/22	1,500,000	1,554,487
1.75%, 01/24/23	1,000,000	1,025,185
3.40%, 10/17/23	750,000	814,174
3.05%, 01/29/24	750,000	810,034
3.20%, 05/16/24	500,000	546,792
2.50%, 04/27/26	500,000	538,880
2.30%, 06/15/26	500,000	534,240
2.00%, 10/02/29	400,000	421,030

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
2.75%, 08/25/21	450,000	462,915
2.38%, 01/31/22	850,000	875,470
2.63%, 02/13/23	250,000	262,958
7.50%, 07/15/23	150,000	182,483
7.13%, 02/09/24	1,000,000	1,228,810
2.50%, 04/09/24	200,000	213,066
2.88%, 10/16/24	650,000	706,345
1.50%, 02/11/25	850,000	872,079
2.75%, 04/12/27	500,000	552,117
7.50%, 09/15/29	168,000	258,757
		22,306,072
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	147,924
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 5.94%, 02/15/47	200,000	269,678
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	500,000	680,270
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	417,805
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	822,950
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	600,000	996,210
California
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,250,000	1,911,412
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,292,108
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	1,050,000	1,623,153
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	865,000	1,358,314
GO Bonds 7.60%, 11/01/40	200,000	336,152
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	112,991
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B 6.40%, 01/01/40	150,000	213,965
Series C 4.47%, 01/01/49	150,000	177,087
Chicago Transit Authority
RB (Pension Funding) Series 2008A 6.90%, 12/01/40	445,000	597,148
RB (Pension Funding) Series 2008B 6.90%, 12/01/40	200,000	270,181
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	280,934
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	752,486
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009 5.99%, 02/01/39	150,000	203,612
RB Series 2012 4.43%, 02/01/42	200,000	232,418
City of San Francisco CA Public Utilities Commission Water Revenue
Series A 3.30%, 11/01/39 (a)	250,000	232,755
RB (Build America Bonds) Series 2010 6.95%, 11/01/50	100,000	143,159
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	263,900
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D 4.50%, 08/01/31	400,000	473,621
Series D 2.66%, 09/01/39	145,000	143,225
GO (Build America Bonds) Series 2009 5.46%, 12/01/39 (c)	100,000	131,784
Series D 2.81%, 09/01/43	150,000	138,399
Series H 2.90%, 09/01/49	200,000	187,524
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	262,726
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	862,311
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	465,367
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	151,404
Dallas Area Rapid Transit
Series B 6.00%, 12/01/44	50,000	73,251
RB (Build America Bonds) Series 2010 5.02%, 12/01/48	250,000	340,560
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	200,992
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	359,315
Dallas/Fort Worth International Airport
Series A 2.99%, 11/01/38	150,000	154,026
Series A 3.14%, 11/01/45	20,000	19,787
District of Columbia
Series E
5.59%, 12/01/34	350,000	439,628
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	35,000	44,605
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	100,776

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Series A 4.09%, 01/15/49 (a)	100,000	99,196
Series A, (AGM) 3.92%, 01/15/53 (a)	100,000	109,765
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	248,000	328,069
Grand Parkway Transportation Corp.
RB Series 2013E 5.18%, 10/01/42	200,000	267,870
Series B 3.24%, 10/01/52 (a)	250,000	247,301
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	480,000	486,456
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	2,395,000	2,386,881
GO (Build America Bonds) Series 2010 6.63%, 02/01/35	150,000	165,649
GO (Build America Bonds) Series 2010 6.73%, 04/01/35	125,000	137,046
GO (Build America Bonds) Series 2010 7.35%, 07/01/35	150,000	168,030
JobsOhio Beverage System
RB (Build America Bonds) Series B 3.99%, 01/01/29	100,000	110,103
Series B 4.53%, 01/01/35	200,000	236,294
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	134,677
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	389,075
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	362,834
GO (Build America Bonds) Series 2009 5.75%, 07/01/34	225,000	287,339
GO (Build America Bonds) Series 2010 6.76%, 07/01/34 (c)	450,000	611,638
Massachusetts School Building Authority
Series B
3.40%, 10/15/40 (a)	100,000	100,536
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	864,579
Metropolitan Transportation Authority
RB (Build America Bonds) Series C 7.34%, 11/15/39	350,000	498,600
RB (Build America Bonds) Series E 6.81%, 11/15/40	650,000	885,124
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	350,100
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	79,725
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	150,000	197,433
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	416,000	498,640
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C 5.75%, 12/15/28	900,000	1,060,665
RB Series 2019B 4.13%, 06/15/42	250,000	245,955
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F 7.41%, 01/01/40	500,000	729,845
RB (Build America Bonds) Series 2010A 7.10%, 01/01/41	850,000	1,183,897
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	602,402
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41 (c)	300,000	425,535
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	365,180
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	364,250
New York State Dormitory Authority
RB Series 2009F 5.63%, 03/15/39	200,000	235,105
RB (Build America Bonds) Series 2010 5.60%, 03/15/40	200,000	270,592
Series B 3.14%, 07/01/43	200,000	202,880
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	207,280
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	398,790
Ohio State University
RB (Build America Bonds) Series 2010C 4.91%, 06/01/40	450,000	521,429
Series A 3.80%, 12/01/46	75,000	74,225
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	100,190
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	583,894
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	559,355

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series 5.65%, 11/01/40	240,000	310,654
Consolidated Bonds 165th Series 5.65%, 11/01/40	200,000	258,878
Consolidated Bonds 181st Series 4.96%, 08/01/46	200,000	234,042
Consolidated Bonds 168th Series 4.93%, 10/01/51	450,000	537,489
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,270,560
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	283,950
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	100,000	156,490
Rutgers The State University of New Jersey
Series R 3.27%, 05/01/43	100,000	99,423
Series P 3.92%, 05/01/19 (a)	150,000	162,965
Sales Tax Securitization Corp.
RB Series 2017B 3.59%, 01/01/43	150,000	161,832
RB Series B 3.82%, 01/01/48	200,000	208,816
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	96,884
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	375,861
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	510,871
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,166,740
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	196,536
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	166,804
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	1,018,864
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	614,210
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	236,984
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,352,898
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of California
RB Series 2019BD 3.35%, 07/01/29	200,000	217,657
RB Series 2013AJ 4.60%, 05/15/31	150,000	175,079
RB (Build America Bonds) Series 2009 5.77%, 05/15/43	300,000	394,968
RB Series AS 5.95%, 05/15/45	250,000	324,748
RB Series AD 4.86%, 05/15/12	500,000	665,780
RB Series 2015AQ 4.77%, 05/15/15	200,000	250,740
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	200,000	195,282
University of Virginia
Series C
4.18%, 09/01/17 (a)	150,000	174,764
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	350,000	369,657
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	559,020
Wisconsin
RB Series A
5.70%, 05/01/26	690,000	780,939
		50,550,727
		72,856,799

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	1,200,000	1,247,208
2.00%, 11/15/22	750,000	778,125
1.63%, 01/22/25	1,000,000	1,047,995
		3,073,328
Chile 0.0%
Chile Government International Bond
3.13%, 03/27/25	400,000	417,320
3.13%, 01/21/26	200,000	208,791
3.24%, 02/06/28 (a)	750,000	793,365
2.55%, 01/27/32 (a)	250,000	250,534
3.63%, 10/30/42	100,000	107,859
3.86%, 06/21/47	450,000	489,008
3.50%, 01/25/50 (a)	650,000	674,398
		2,941,275
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	750,000	759,011
2.63%, 03/15/23 (a)	300,000	292,071
4.00%, 02/26/24 (a)	700,000	705,379
8.13%, 05/21/24	300,000	343,431
4.50%, 01/28/26 (a)	400,000	405,990
3.88%, 04/25/27 (a)	850,000	838,478
4.50%, 03/15/29 (a)	600,000	614,163
3.00%, 01/30/30 (a)	500,000	456,850
7.38%, 09/18/37	550,000	686,131
6.13%, 01/18/41	850,000	967,058
5.63%, 02/26/44 (a)	1,000,000	1,089,150

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 06/15/45 (a)	1,300,000	1,334,261
5.20%, 05/15/49 (a)	500,000	525,888
		9,017,861
Hungary 0.0%
Hungary Government International Bond
6.38%, 03/29/21	500,000	519,455
5.38%, 02/21/23	650,000	700,606
5.75%, 11/22/23	600,000	662,352
5.38%, 03/25/24	500,000	551,437
7.63%, 03/29/41	450,000	694,681
		3,128,531
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	348,068
4.45%, 02/11/24	250,000	259,245
3.50%, 01/11/28	250,000	247,378
4.10%, 04/24/28	300,000	307,228
4.75%, 02/11/29	400,000	434,622
3.40%, 09/18/29	200,000	196,802
2.85%, 02/14/30	400,000	389,376
4.35%, 01/11/48	700,000	716,254
5.35%, 02/11/49 (j)	500,000	567,742
3.50%, 02/14/50	250,000	249,884
		3,716,599
Israel 0.0%
Israel Government International Bond
3.15%, 06/30/23	500,000	519,698
2.88%, 03/16/26	500,000	521,082
3.25%, 01/17/28	300,000	318,717
2.50%, 01/15/30	350,000	352,725
4.50%, 01/30/43	700,000	765,898
4.13%, 01/17/48	250,000	267,139
3.38%, 01/15/50	650,000	632,453
		3,377,712
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,149,695
2.38%, 10/17/24	950,000	942,353
2.88%, 10/17/29	700,000	670,551
5.38%, 06/15/33	604,000	702,941
4.00%, 10/17/49	750,000	707,486
		4,173,026
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	1,250,000	1,258,831
8.00%, 09/24/22	100,000	116,950
4.00%, 10/02/23	1,200,000	1,225,458
3.60%, 01/30/25	450,000	455,972
4.13%, 01/21/26	500,000	510,950
4.15%, 03/28/27	1,000,000	1,018,415
3.75%, 01/11/28	650,000	649,269
4.50%, 04/22/29	950,000	976,082
3.25%, 04/16/30 (a)	950,000	895,935
8.30%, 08/15/31	150,000	213,413
7.50%, 04/08/33	250,000	348,391
6.75%, 09/27/34	250,000	328,983
6.05%, 01/11/40	1,050,000	1,236,044
4.75%, 03/08/44	1,350,000	1,368,407
5.55%, 01/21/45	950,000	1,068,869
4.60%, 01/23/46	1,000,000	989,445
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 01/15/47	600,000	578,484
4.60%, 02/10/48	750,000	750,832
4.50%, 01/31/50 (a)	1,025,000	1,019,034
5.75%, 10/12/10	850,000	885,628
		15,895,392
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	730,803
3.75%, 03/16/25 (a)	550,000	572,704
8.88%, 09/30/27	150,000	203,112
3.88%, 03/17/28 (a)	400,000	430,870
9.38%, 04/01/29	500,000	707,398
3.16%, 01/23/30 (a)	400,000	401,648
6.70%, 01/26/36	750,000	963,637
4.50%, 05/15/47	200,000	218,893
4.50%, 04/16/50 (a)	750,000	821,524
4.30%, 04/29/53	400,000	430,964
3.87%, 07/23/60 (a)	225,000	226,973
		5,708,526
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	633,273
4.13%, 08/25/27	500,000	564,523
2.84%, 06/20/30	250,000	262,069
8.75%, 11/21/33	450,000	712,624
6.55%, 03/14/37	350,000	500,820
5.63%, 11/18/50	900,000	1,320,858
		3,994,167
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	584,108
9.50%, 10/21/24	500,000	620,015
10.63%, 03/16/25	250,000	330,700
5.50%, 03/30/26	400,000	459,096
3.00%, 02/01/28	650,000	682,123
3.75%, 01/14/29	400,000	445,494
9.50%, 02/02/30	650,000	983,125
7.75%, 01/14/31	550,000	781,856
6.38%, 01/15/32	350,000	459,002
6.38%, 10/23/34	500,000	669,755
3.95%, 01/20/40	1,300,000	1,431,027
3.70%, 02/02/42	1,100,000	1,221,539
		8,667,840
Poland 0.1%
Poland Government International Bond
5.13%, 04/21/21	650,000	675,340
5.00%, 03/23/22	950,000	1,015,408
3.00%, 03/17/23	750,000	779,235
4.00%, 01/22/24	600,000	655,122
3.25%, 04/06/26	544,000	590,808
		3,715,913
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	550,000	606,664
2.75%, 01/19/27	450,000	488,369
3.50%, 09/20/28	200,000	232,147
2.50%, 06/19/29	350,000	378,828
4.13%, 06/10/44	200,000	275,847
3.88%, 09/20/48	200,000	273,688
		2,255,543

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	108,504
4.50%, 08/14/24	150,000	158,519
4.38%, 10/27/27	300,000	324,657
4.38%, 01/23/31 (a)	250,000	272,511
7.63%, 03/21/36	800,000	1,108,852
4.13%, 11/20/45	150,000	153,057
5.10%, 06/18/50	1,150,000	1,313,812
4.98%, 04/20/55	800,000	911,220
		4,351,132
		74,016,845

Supranational* 1.4%
African Development Bank
2.63%, 03/22/21	450,000	458,928
2.38%, 09/23/21	1,150,000	1,181,993
1.63%, 09/16/22	350,000	358,794
2.13%, 11/16/22	1,500,000	1,559,467
0.75%, 04/03/23	950,000	954,522
Asian Development Bank
1.75%, 06/08/21	450,000	456,665
2.00%, 02/16/22	2,600,000	2,671,266
1.88%, 02/18/22	500,000	512,550
1.88%, 07/19/22	650,000	669,341
1.75%, 09/13/22	2,175,000	2,238,205
1.63%, 01/24/23	750,000	771,341
2.75%, 03/17/23	500,000	531,445
2.63%, 01/30/24	445,000	478,384
1.50%, 10/18/24	1,000,000	1,037,420
2.00%, 01/22/25	1,650,000	1,753,315
2.00%, 04/24/26	500,000	536,980
2.63%, 01/12/27	800,000	893,928
2.50%, 11/02/27	800,000	896,820
2.75%, 01/19/28	250,000	285,395
5.82%, 06/16/28	300,000	415,926
1.75%, 09/19/29	750,000	797,809
1.88%, 01/24/30	900,000	971,159
Asian Infrastructure Investment Bank
2.25%, 05/16/24	750,000	796,905
Corp. Andina de Fomento
2.13%, 09/27/21	613,000	621,649
3.25%, 02/11/22	400,000	415,964
4.38%, 06/15/22	550,000	588,519
3.75%, 11/23/23	250,000	272,393
Council of Europe Development Bank
1.63%, 03/16/21	500,000	504,973
1.75%, 09/26/22	650,000	669,650
2.50%, 02/27/24	115,000	123,315
1.38%, 02/27/25	350,000	361,452
European Bank for Reconstruction & Development
2.75%, 04/26/21	550,000	562,730
1.88%, 07/15/21	500,000	508,693
1.50%, 11/02/21	1,100,000	1,117,737
2.75%, 03/07/23	475,000	504,640
1.63%, 09/27/24	250,000	260,750
European Investment Bank
2.50%, 04/15/21	1,000,000	1,020,475
2.38%, 05/13/21	1,300,000	1,327,631
1.63%, 06/15/21	600,000	608,196
1.38%, 09/15/21	1,150,000	1,164,674
2.13%, 10/15/21	1,000,000	1,024,495
2.88%, 12/15/21	1,250,000	1,300,087
2.25%, 03/15/22	1,500,000	1,549,927
2.63%, 05/20/22	1,175,000	1,227,804
2.38%, 06/15/22	1,650,000	1,717,048
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 08/15/22	470,000	488,734
1.38%, 09/06/22	900,000	917,451
2.50%, 03/15/23	1,750,000	1,847,720
1.38%, 05/15/23	1,000,000	1,024,040
2.88%, 08/15/23	1,400,000	1,505,791
3.13%, 12/14/23	1,300,000	1,419,340
3.25%, 01/29/24	1,850,000	2,034,186
2.63%, 03/15/24	1,600,000	1,725,136
2.25%, 06/24/24	450,000	480,357
2.50%, 10/15/24	500,000	541,050
1.88%, 02/10/25	1,250,000	1,320,100
1.63%, 03/14/25	1,300,000	1,359,520
2.13%, 04/13/26	750,000	810,645
2.38%, 05/24/27	367,000	405,897
1.63%, 10/09/29	300,000	317,007
4.88%, 02/15/36	400,000	595,944
Inter-American Development Bank
1.88%, 03/15/21	2,750,000	2,784,829
2.63%, 04/19/21	1,100,000	1,124,684
1.25%, 09/14/21	650,000	657,127
2.13%, 01/18/22	1,250,000	1,285,956
1.75%, 04/14/22	1,100,000	1,127,791
1.75%, 09/14/22	500,000	514,465
2.50%, 01/18/23	1,250,000	1,315,881
2.63%, 01/16/24	1,150,000	1,236,888
3.00%, 02/21/24	500,000	546,340
2.13%, 01/15/25	800,000	853,632
1.75%, 03/14/25	650,000	682,770
0.88%, 04/03/25	650,000	655,051
2.00%, 06/02/26	100,000	107,886
2.00%, 07/23/26	250,000	268,474
2.38%, 07/07/27	1,100,000	1,217,216
3.13%, 09/18/28	1,500,000	1,757,902
2.25%, 06/18/29	750,000	828,135
3.88%, 10/28/41	150,000	210,212
4.38%, 01/24/44	500,000	766,030
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,950,000	1,969,490
2.25%, 06/24/21	2,750,000	2,809,166
2.75%, 07/23/21	1,550,000	1,595,492
1.38%, 09/20/21	250,000	253,173
2.00%, 01/26/22	2,350,000	2,412,698
1.63%, 02/10/22	975,000	995,178
2.13%, 07/01/22	1,250,000	1,294,400
1.88%, 10/07/22	2,250,000	2,323,451
7.63%, 01/19/23	500,000	597,878
1.88%, 06/19/23	350,000	364,221
3.00%, 09/27/23	1,560,000	1,690,221
2.50%, 03/19/24	1,450,000	1,556,916
1.50%, 08/28/24	950,000	985,753
2.50%, 11/25/24	1,300,000	1,409,466
1.63%, 01/15/25	1,200,000	1,252,704
0.75%, 03/11/25	1,250,000	1,253,231
2.50%, 07/29/25	2,000,000	2,186,960
3.13%, 11/20/25	600,000	679,317
1.88%, 10/27/26	250,000	266,618
2.50%, 11/22/27	200,000	223,571
1.75%, 10/23/29	500,000	532,250
4.75%, 02/15/35	350,000	511,242
International Finance Corp.
1.13%, 07/20/21	1,000,000	1,008,360
2.00%, 10/24/22	750,000	777,806
2.88%, 07/31/23	500,000	537,468
1.38%, 10/16/24	750,000	774,585
Nordic Investment Bank
2.25%, 09/30/21	950,000	974,139
2.13%, 02/01/22	250,000	257,114
1.38%, 10/17/22	200,000	204,192

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 07/19/23	450,000	483,545
		105,596,152
Total Government Related
(Cost $428,046,599)		440,820,929

Securitized 29.1% of net assets

Asset-Backed Securities 0.4%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,009,180
BMW Vehicle Owner Trust
Series 2018-A, Class A4
2.51%, 06/25/24 (a)	1,400,000	1,400,070
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,024,684
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	545,904
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A3 3.06%, 03/15/23 (a)	820,000	826,154
Series 2017-C, Class A4 2.28%, 02/15/24 (a)	900,000	902,016
Series 2018-A, Class A4, ABS 2.89%, 06/17/24 (a)	500,000	506,318
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,158,134
		10,372,460
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8, Class A 3.18%, 04/15/24 (a)	1,200,000	1,229,048
Series 2019-1, Class A 2.87%, 10/15/24 (a)	1,300,000	1,336,089
Series 2018-2, Class A 3.01%, 10/15/25 (a)	5,200,000	5,455,847
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6 2.29%, 07/15/25 (a)	1,300,000	1,283,124
Series 2019-A3, Class A3, ABS 2.06%, 08/15/28 (a)	2,000,000	1,924,812
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,021,126
Discover Card Execution Note Trust
Series 2018-A5, Class A5 3.32%, 03/15/24 (a)	585,000	601,615
Series 2017-A2, Class A2 2.39%, 07/15/24 (a)	1,363,000	1,368,178
Series 2018-A1, Class A1 3.03%, 08/15/25 (a)	2,100,000	2,201,754
		20,421,593
		30,794,053

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.1%
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/50 (a)	600,000	642,142
Series 2017-BNK9, Class A4 3.54%, 11/15/54 (a)	1,000,000	1,077,552
Series 2017-BNK7, Class A5 3.44%, 09/15/60 (a)	1,000,000	1,065,801
Series 2019-BN19, Class A3 3.18%, 08/15/61 (a)	800,000	838,531
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,281,461
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	633,428
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	676,044
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,858,241
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,855,261
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3 3.87%, 01/10/48 (a)	5,325,000	5,776,823
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	3,625,000	3,919,616
Series 2016-C4, Class A4 3.28%, 05/10/58 (a)	1,000,000	1,056,730
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4 4.13%, 11/10/46 (a)	615,000	656,949
Series 2014-GC23, Class A4 3.62%, 07/10/47 (a)	1,000,000	1,052,849
Series 2014-GC25, Class A4 3.64%, 10/10/47 (a)	210,000	223,927
Series 2016-GC36, Class A5 3.62%, 02/10/49 (a)	3,350,000	3,597,198
Series 2016-GC37, Class A4 3.31%, 04/10/49 (a)	600,000	627,805
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	535,134
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	2,600,000	2,717,450
COMM Mortgage Trust
Series 2012-LC4, Class A4 3.29%, 12/10/44 (a)	283,936	287,791
Series 2012-CR3, Class A3 2.82%, 10/15/45 (a)	254,249	257,203
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	5,073,023
Series 2014-CR14, Class A3 3.96%, 02/10/47 (a)	240,000	253,977
Series 2014-CR16, Class ASB 3.65%, 04/10/47 (a)	520,852	532,348
Series 2014-LC15, Class A4 4.01%, 04/10/47 (a)	400,000	427,309
Series 2014-CR18, Class A4 3.55%, 07/15/47 (a)	497,004	512,761
Series 2014-CR19, Class ASB 3.50%, 08/10/47 (a)	356,767	368,056

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,850,000	1,947,939
Series 2014-CR20, Class A3 3.33%, 11/10/47 (a)	2,050,000	2,135,900
Series 2014-CR21, Class A3 3.53%, 12/10/47 (a)	175,892	184,258
Series 2015-CR22, Class A5 3.31%, 03/10/48 (a)	750,000	784,575
Series 2015-CR24, Class A5 3.70%, 08/10/48 (a)	400,000	424,833
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	472,731
Series 2016-CR28, Class A4 3.76%, 02/10/49 (a)	2,700,000	2,886,354
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	106,820
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	2,225,000	2,291,922
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	537,538
Series 2013-CR11, Class A3 3.98%, 08/10/50 (a)	449,879	477,648
Series 2013-CR11, Class A4 4.26%, 08/10/50 (a)	340,000	364,520
Series 2018-COR3, Class A3 4.23%, 05/10/51 (a)	3,600,000	4,123,300
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	314,593
Series 2015-C1, Class A4 3.51%, 04/15/50 (a)	1,308,000	1,353,997
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	103,376
Fannie Mae
Series 2015-M4, Class AV2 2.51%, 07/25/22 (a)	60,475	61,247
Series 2016-M3, Class ASQ2 2.26%, 02/25/23 (a)(f)(k)	37,015	37,786
Series 2014-M9, Class A2 3.10%, 07/25/24 (a)(f)(k)	481,509	508,215
Series 2015-M3, Class A2 2.72%, 10/25/24 (a)	542,934	569,904
Series 2015-M13, Class A2 2.80%, 06/25/25 (a)(f)(k)	150,000	158,915
Series 2016-M6, Class A2 2.49%, 05/25/26 (a)	2,600,000	2,748,078
Freddie Mac
Series K018, Class A2 2.79%, 01/25/22 (a)	148,442	150,717
Series K020, Class A2 2.37%, 05/25/22 (a)	450,000	456,717
Series K022, Class A2 2.36%, 07/25/22 (a)	1,200,000	1,224,191
Series K024, Class A2 2.57%, 09/25/22 (a)	800,000	821,368
Series K025, Class A2 2.68%, 10/25/22 (a)	511,000	526,469
Series K026, Class A2 2.51%, 11/25/22 (a)	550,000	564,910
Series K027, Class A2 2.64%, 01/25/23 (a)	1,000,000	1,031,794
Series K028, Class A2 3.11%, 02/25/23 (a)	250,000	261,419
Series K030, Class A2 3.25%, 04/25/23 (a)(f)(l)	850,000	894,235
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K031, Class A2 3.30%, 04/25/23 (a)	3,225,000	3,410,689
Series K033, Class A2 3.06%, 07/25/23 (a)	1,540,000	1,619,225
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	160,258
Series K035, Class A2 3.46%, 08/25/23 (a)(f)(l)	450,000	479,818
Series K725, Class A2 3.00%, 01/25/24 (a)	1,300,000	1,371,525
Series K037, Class A2 3.49%, 01/25/24 (a)	600,000	644,747
Series K727, Class A2 2.95%, 07/25/24 (a)	1,765,000	1,859,981
Series K728, Class A2 3.06%, 08/25/24 (a)(f)(l)	3,700,000	3,928,521
Series K040, Class A2 3.24%, 09/25/24 (a)	750,000	808,034
Series K045, Class A1 2.49%, 11/25/24 (a)	372,143	382,530
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	105,454
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	804,709
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	1,078,618
Series K045, Class A2 3.02%, 01/25/25 (a)	400,000	429,064
Series K053, Class A1 2.55%, 02/25/25 (a)	493,873	509,857
Series K731, Class A2 3.60%, 02/25/25 (a)(f)(l)	300,000	324,867
Series K046, Class A2 3.21%, 03/25/25 (a)	920,000	997,387
Series KS03, Class A4 3.16%, 05/25/25 (a)(f)(l)	250,000	266,363
Series K048, Class A2 3.28%, 06/25/25 (a)(f)(l)	838,000	913,306
Series K733, Class A2 3.75%, 08/25/25 (a)(f)(l)	1,500,000	1,652,174
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	1,026,059
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	320,321
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	799,025
Series K061, Class A2 3.35%, 11/25/26 (a)(f)(l)	520,000	579,240
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	118,673
Series K071, Class A2 3.29%, 11/25/27 (a)	4,768,000	5,333,837
Series K072, Class A2 3.44%, 12/25/27 (a)	1,500,000	1,694,719
Series K074, Class A2 3.60%, 01/25/28 (a)	8,175,000	9,332,549
Series K078, Class A2 3.85%, 06/25/28 (a)	1,183,000	1,376,965
Series K083, Class A2 4.05%, 09/25/28 (a)(f)(l)	2,100,000	2,461,227
Series K085, Class A2 4.06%, 10/25/28 (a)(f)(l)	900,000	1,052,632
Series K087, Class A2 3.77%, 12/25/28 (a)	960,000	1,105,838
Series K-1511, Class A2 3.47%, 03/25/31 (a)	500,000	565,546

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K-1512, Class A2 2.99%, 05/25/31 (a)	1,425,000	1,582,061
Series K154, Class A2 3.42%, 04/25/32 (a)	1,360,000	1,525,621
Series K155, Class A3 3.75%, 04/25/33 (a)	835,000	970,088
Series K157, Class A2 3.99%, 05/25/33 (a)	1,700,000	1,985,637
GS Mortgage Securities Trust
Series 2013-GC13, Class A5 4.05%, 07/10/46 (a)(f)(m)	649,000	692,428
Series 2013-GC14, Class A5 4.24%, 08/10/46 (a)	700,000	741,668
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	380,223
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3 3.51%, 05/15/45 (a)	286,383	292,745
Series 2012-CBX, Class A4 3.48%, 06/15/45 (a)	404,011	408,374
Series 2014-C20, Class A4A1 3.54%, 07/15/47 (a)	800,000	827,281
Series 2015-JP1, Class A4 3.65%, 01/15/49 (a)	600,000	643,467
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/48 (a)	1,000,000	1,062,949
Series 2015-C28, Class A4 3.23%, 10/15/48 (a)	2,000,000	2,116,392
Series 2015-C33, Class A4 3.77%, 12/15/48 (a)	1,150,000	1,236,074
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4 3.18%, 08/15/45 (a)	430,000	437,669
Series 2013-C10, Class A4 4.08%, 07/15/46 (a)(f)(m)	180,000	189,844
Series 2013-C11, Class A4 4.15%, 08/15/46 (a)(f)(l)	1,000,000	1,051,789
Series 2014-C16, Class A5 3.89%, 06/15/47 (a)	270,000	285,559
Series 2015-C24, Class ASB 3.48%, 05/15/48 (a)	1,000,000	1,028,315
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	80,497
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4 3.24%, 03/15/45 (a)	300,000	304,444
Series 2015-UBS8, Class A4 3.81%, 12/15/48 (a)	400,000	426,908
Series 2017-HR2, Class A4 3.59%, 12/15/50 (a)	1,300,000	1,392,124
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	1,550,000	1,653,598
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	1,069,786
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5 2.85%, 12/10/45 (a)	500,000	506,667
Series 2013-C5, Class A4 3.18%, 03/10/46 (a)	1,850,000	1,927,361
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4 4.22%, 07/15/46 (a)(f)(m)	640,000	676,624
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,152,640	1,196,491
Series 2015-C31, Class A3 3.43%, 11/15/48 (a)	1,514,286	1,587,272
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,606,873
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	155,183
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	875,000	911,427
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,551,000	1,664,676
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	2,000,000	2,142,104
Series 2017-C42, Class A4 3.59%, 12/15/50 (a)	2,400,000	2,552,648
Series 2018-C44, Class A5 4.21%, 05/15/51 (a)	1,500,000	1,671,892
Series 2019-C50, Class A5 3.73%, 05/15/52 (a)	1,000,000	1,097,290
Series 2015-C30, Class A4 3.66%, 09/15/58 (a)	723,000	770,428
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	1,375,000	1,425,814
Series 2016-NXS5, Class A6 3.64%, 01/15/59 (a)	2,000,000	2,127,676
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A1 2.30%, 06/15/45 (a)	33,174	33,087
Series 2013-C14, Class A5 3.34%, 06/15/46 (a)	547,687	564,616
Series 2013-C15, Class A4 4.15%, 08/15/46 (a)(f)(m)	520,000	543,156
Series 2014-C19, Class A4 3.83%, 03/15/47 (a)	100,000	104,912
Series 2013-C12, Class A4 3.20%, 03/15/48 (a)	881,000	889,667
		160,386,842

Covered 0.0%
Bank of Nova Scotia
1.88%, 04/26/21	560,000	560,829
Royal Bank of Canada
2.10%, 10/14/20	500,000	503,587
2.30%, 03/22/21	600,000	603,255
		1,667,671

Mortgage-Backed Securities Pass-Through 26.6%
Fannie Mae
4.00%, 02/01/24 to 02/01/50 (a)	141,743,255	152,459,984
4.00%, 04/01/24 to 05/01/41 (a)(c)	490,471	529,829
5.50%, 06/01/24 to 11/01/48 (a)	8,897,026	9,995,234
4.50%, 12/01/24 to 10/01/49 (a)	69,525,045	75,669,364
3.50%, 08/01/25 to 02/01/50 (a)	214,848,914	228,687,143
3.00%, 12/01/25 to 11/01/49 (a)	198,453,282	209,225,490
2.50%, 07/01/27 to 02/01/50 (a)	55,737,299	57,916,309
2.00%, 04/01/28 to 11/01/34 (a)	5,519,412	5,671,469
5.50%, 07/01/29 to 12/01/35 (a)(c)	255,407	284,787
6.00%, 12/01/32 to 07/01/41 (a)	3,632,865	4,234,889
5.00%, 09/01/33 to 09/01/39 (a)(c)	993,290	1,102,811
5.00%, 11/01/33 to 09/01/49 (a)	18,701,661	20,474,768
6.50%, 08/01/34 to 05/01/40 (a)	983,718	1,158,346

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.00%, 07/01/35 to 10/01/39 (a)(c)	686,699	800,375
4.50%, 04/01/39 to 04/01/41 (a)(c)	1,364,115	1,502,979
3.50%, 10/01/40 to 04/01/42 (a)(c)	1,912,617	2,049,813
3.00%, 07/01/43 (a)(c)	1,007,852	1,067,478
Freddie Mac
2.00%, 08/01/23 to 04/01/35 (a)	2,077,368	2,133,605
4.00%, 03/01/24 to 02/01/50 (a)	95,953,296	103,013,022
5.50%, 05/01/24 to 06/01/38 (a)(c)	242,606	270,947
5.50%, 04/01/25 to 08/01/41 (a)	4,256,758	4,773,669
3.50%, 12/01/25 to 01/01/50 (a)	140,073,102	148,985,247
3.00%, 08/01/26 to 11/01/49 (a)	143,565,470	151,291,364
2.50%, 04/01/27 to 02/01/50 (a)	41,193,684	42,791,806
6.00%, 09/01/32 to 07/01/40 (a)	2,836,270	3,314,139
6.50%, 12/01/33 to 09/01/39 (a)	321,218	383,864
5.00%, 06/01/34 to 12/01/49 (a)	10,746,713	11,794,891
6.00%, 06/01/34 (a)(c)	117,189	135,734
5.00%, 11/01/34 to 12/01/35 (a)(c)	202,023	224,564
4.50%, 05/01/39 to 08/01/49 (a)	31,848,152	34,696,572
4.50%, 07/01/39 (a)(c)	196,859	217,076
4.00%, 05/01/44 (a)(c)	1,311,174	1,411,062
Ginnie Mae
3.00%, 01/20/27 to 07/20/49 (a)	103,700,226	110,992,560
2.50%, 03/20/27 to 01/20/50 (a)	13,388,737	14,022,717
3.50%, 09/20/32 to 01/20/50 (a)	163,990,807	174,877,717
6.00%, 10/20/32 to 01/20/45 (a)	1,441,231	1,682,303
5.50%, 02/20/33 to 03/20/49 (a)	2,835,854	3,217,572
5.00%, 03/20/33 to 07/20/49 (a)	17,469,001	19,100,453
5.50%, 04/15/33 (a)(c)	127,521	145,101
5.00%, 05/15/33 (a)(c)	61,379	67,837
4.50%, 01/20/39 to 10/20/49 (a)	40,740,040	44,067,266
4.00%, 06/15/39 to 12/20/49 (a)	78,135,557	84,034,404
3.50%, 08/20/44 (a)(c)	1,033,718	1,112,155
Ginnie Mae TBA
3.00%, 04/01/50 (a)(n)	55,000,000	58,169,879
3.50%, 04/01/50 (a)(n)	9,000,000	9,490,664
4.00%, 04/01/50 (a)(n)	11,000,000	11,680,601
UMBS TBA
2.50%, 04/01/35 to 04/01/50 (a)(n)	20,000,000	20,739,159
3.00%, 04/01/35 to 04/01/50 (a)(n)	116,500,000	122,147,299
3.50%, 04/01/35 to 04/01/50 (a)(n)	39,000,000	41,185,423
4.00%, 04/01/35 to 04/01/50 (a)(n)	14,000,000	14,894,462
		2,009,896,202
Total Securitized
(Cost $2,134,321,575)		2,202,744,768
Security	Number of Shares	Value ($)
Other Investment Companies 2.3% of net assets

Money Market Fund 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (o)	171,072,291	171,072,291

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.35% (o)	489,813	489,813
Total Other Investment Companies
(Cost $171,562,104)		171,562,104
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $49,146,082 or 0.6% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero Coupon Bond.
(j)	All or a portion of this security is on loan. Securities on loan were valued at $482,581.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	The rate shown is the 7-day yield.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended March 31, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 3/31/20	Face amount at 3/31/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$203,859	$50,211	$—	$—	($1,481)	$252,589	250,000	$1,720
Charles Schwab Corp., 2.65%, 01/25/23	—	204,628	—	—	(1,104)	203,524	200,000	986
Charles Schwab Corp., 3.55%, 02/01/24	—	160,088	—	—	(221)	159,867	150,000	843
Charles Schwab Corp., 3.85%, 05/21/25	—	135,301	—	—	(599)	134,702	125,000	1,110
Charles Schwab Corp., 3.20%, 01/25/28	476,293	—	—	—	(19,858)	456,435	450,000	3,600
Charles Schwab Corp., 4.00%, 02/01/29	—	283,175	—	—	(22,236)	260,939	250,000	1,667
Charles Schwab Corp., 3.25%, 05/22/29	—	211,761	—	—	(12,318)	199,443	200,000	1,372
Charles Schwab Corp., 4.63%, 03/22/30	—	167,695	—	—	(2,201)	165,494	150,000	—
Total	$680,152	$1,212,859	$—	$—	($60,018)	$1,832,993		$11,298
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,799,830,050	$—	$1,799,830,050
Treasuries	—	3,066,214,921	—	3,066,214,921
Government Related[1]	—	440,820,929	—	440,820,929
Securitized[1]	—	2,202,744,768	—	2,202,744,768
Other Investment Companies[1]	171,562,104	—	—	171,562,104
Total	$171,562,104	$7,509,610,668	$—	$7,681,172,772
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 99.1% of net assets

Financial Institutions 42.5%
Banking 34.6%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	50,000	47,980
5.13%, 09/30/24	20,000	19,690
American Express Co.
3.38%, 05/17/21 (a)	75,000	75,925
3.70%, 11/05/21 (a)	40,000	40,966
2.50%, 08/01/22 (a)	85,000	85,700
2.65%, 12/02/22	40,000	40,620
3.40%, 02/27/23 (a)	100,000	103,240
3.70%, 08/03/23 (a)	25,000	26,325
3.40%, 02/22/24 (a)	25,000	25,958
2.50%, 07/30/24 (a)	35,000	35,401
3.00%, 10/30/24 (a)	40,000	41,842
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	250,000	252,894
Banco Santander S.A.
3.50%, 04/11/22	200,000	199,268
Bank of America Corp.
3.50%, 05/17/22 (a)(b)	125,000	126,596
2.50%, 10/21/22 (a)	25,000	25,045
3.30%, 01/11/23	225,000	232,958
2.88%, 04/24/23 (a)(b)	25,000	25,272
4.10%, 07/24/23	60,000	64,184
3.00%, 12/20/23 (a)(b)	130,000	132,736
3.55%, 03/05/24 (a)(b)	175,000	181,564
4.00%, 04/01/24	50,000	53,507
4.20%, 08/26/24	50,000	53,028
4.00%, 01/22/25	50,000	52,493
3.46%, 03/15/25 (a)(b)	135,000	139,623
3.09%, 10/01/25 (a)(b)	25,000	25,613
2.46%, 10/22/25 (a)(b)	50,000	49,979
3.37%, 01/23/26 (a)(b)	45,000	46,928
2.02%, 02/13/26 (a)(b)	55,000	53,775
Bank of Montreal
3.10%, 04/13/21	25,000	25,268
1.90%, 08/27/21	25,000	25,033
2.90%, 03/26/22	100,000	101,515
2.50%, 06/28/24	80,000	80,829
4.34%, 10/05/28 (a)(b)	25,000	25,532
Bank of New York Mellon Corp.
2.50%, 04/15/21 (a)	100,000	100,559
2.05%, 05/03/21 (a)	50,000	50,265
1.95%, 08/23/22	50,000	50,304
2.95%, 01/29/23 (a)	150,000	153,643
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.10%, 10/24/24	25,000	25,237
3.00%, 02/24/25 (a)	45,000	46,876
Bank of Nova Scotia
2.70%, 03/07/22	50,000	51,122
2.00%, 11/15/22	50,000	50,032
3.40%, 02/11/24	125,000	130,730
2.20%, 02/03/25	30,000	30,163
Barclays PLC
3.65%, 03/16/25	225,000	224,799
BNP Paribas S.A.
3.25%, 03/03/23	100,000	103,810
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	85,000	87,516
2.25%, 01/28/25	25,000	24,944
Capital One Financial Corp.
3.45%, 04/30/21 (a)	25,000	25,061
4.75%, 07/15/21	195,000	199,609
3.20%, 01/30/23 (a)	65,000	64,657
3.90%, 01/29/24 (a)	50,000	50,584
3.30%, 10/30/24 (a)	100,000	99,159
3.20%, 02/05/25 (a)	20,000	20,185
Citigroup, Inc.
2.70%, 03/30/21	75,000	75,332
2.35%, 08/02/21	75,000	75,145
2.90%, 12/08/21 (a)	50,000	50,447
4.50%, 01/14/22	100,000	103,882
2.70%, 10/27/22 (a)	50,000	50,376
3.14%, 01/24/23 (a)(b)	100,000	100,886
3.50%, 05/15/23	125,000	126,904
4.04%, 06/01/24 (a)(b)	75,000	78,852
3.75%, 06/16/24	40,000	41,660
4.00%, 08/05/24	20,000	20,707
3.88%, 03/26/25	25,000	25,729
3.35%, 04/24/25 (a)(b)	75,000	77,129
Citizens Financial Group, Inc.
2.38%, 07/28/21 (a)	100,000	99,511
Comerica, Inc.
3.70%, 07/31/23 (a)	25,000	25,729
Cooperatieve Rabobank UA
3.88%, 02/08/22	150,000	154,720
Credit Suisse AG
3.00%, 10/29/21	250,000	252,194
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250,000	253,462
Deutsche Bank AG
3.38%, 05/12/21	50,000	48,272
4.25%, 10/14/21	100,000	95,473
3.70%, 05/30/24	50,000	46,199
3.70%, 05/30/24	100,000	97,105

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Financial Services
5.20%, 04/27/22	65,000	67,105
3.85%, 11/21/22	50,000	51,056
3.95%, 11/06/24 (a)	25,000	25,333
Fifth Third Bancorp
2.60%, 06/15/22 (a)	50,000	49,914
3.65%, 01/25/24 (a)	50,000	52,146
2.38%, 01/28/25 (a)	70,000	68,669
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	24,700
Goldman Sachs Group, Inc.
5.25%, 07/27/21	100,000	103,671
2.35%, 11/15/21 (a)	50,000	49,936
5.75%, 01/24/22	100,000	106,117
2.88%, 10/31/22 (a)(b)	75,000	75,248
3.63%, 01/22/23	100,000	103,146
2.91%, 06/05/23 (a)(b)	125,000	125,420
3.63%, 02/20/24 (a)	90,000	94,135
4.00%, 03/03/24	125,000	131,261
3.85%, 07/08/24 (a)	75,000	78,059
3.50%, 01/23/25 (a)	50,000	51,223
HSBC Holdings PLC
5.10%, 04/05/21	70,000	71,615
4.88%, 01/14/22	200,000	206,076
3.60%, 05/25/23	200,000	203,189
3.95%, 05/18/24 (a)(b)	220,000	225,111
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	35,000	35,082
2.30%, 01/14/22 (a)	100,000	99,168
2.63%, 08/06/24 (a)	25,000	25,305
ING Groep N.V.
3.15%, 03/29/22	200,000	200,588
JPMorgan Chase & Co.
4.63%, 05/10/21	100,000	102,688
2.30%, 08/15/21 (a)	100,000	99,381
4.35%, 08/15/21	75,000	77,167
4.50%, 01/24/22	75,000	78,467
3.25%, 09/23/22	50,000	51,427
2.97%, 01/15/23 (a)	100,000	101,602
3.20%, 01/25/23	125,000	128,836
2.78%, 04/25/23 (a)(b)	50,000	50,597
3.38%, 05/01/23	50,000	51,931
3.63%, 05/13/24	150,000	159,546
3.80%, 07/23/24 (a)(b)	65,000	68,137
3.88%, 09/10/24	120,000	126,783
4.02%, 12/05/24 (a)(b)	100,000	106,045
3.13%, 01/23/25 (a)	55,000	57,027
2.30%, 10/15/25 (a)(b)	55,000	54,916
KeyCorp
5.10%, 03/24/21	185,000	188,640
Lloyds Banking Group PLC
3.00%, 01/11/22	200,000	198,024
4.05%, 08/16/23	200,000	204,136
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	100,000	101,712
2.62%, 07/18/22	225,000	225,207
2.19%, 02/25/25	200,000	199,727
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,078
Morgan Stanley
2.50%, 04/21/21	135,000	135,101
2.75%, 05/19/22	100,000	100,719
3.13%, 01/23/23	50,000	51,252
3.75%, 02/25/23	90,000	93,299
4.10%, 05/22/23	50,000	51,320
3.74%, 04/24/24 (a)(b)	75,000	77,949
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 04/29/24	100,000	106,002
3.70%, 10/23/24	75,000	79,372
2.72%, 07/22/25 (a)(b)	85,000	85,538
National Australia Bank Ltd.
3.38%, 09/20/21	250,000	254,612
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	252,660
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	75,000	77,845
3.90%, 04/29/24 (a)	40,000	42,259
Regions Financial Corp.
3.80%, 08/14/23 (a)	50,000	50,932
Royal Bank of Canada
2.80%, 04/29/22	50,000	50,740
3.70%, 10/05/23	70,000	73,551
2.55%, 07/16/24	70,000	71,051
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200,000	205,283
6.00%, 12/19/23	225,000	233,388
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	75,000	74,138
Santander UK PLC
2.10%, 01/13/23	200,000	193,710
State Street Corp.
1.95%, 05/19/21	50,000	50,185
2.65%, 05/15/23 (a)(b)	13,000	13,339
3.10%, 05/15/23	20,000	20,516
3.70%, 11/20/23	60,000	63,057
2.35%, 11/01/25 (a)(b)	25,000	24,552
2.90%, 03/30/26 (a)(b)(c)	25,000	25,204
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	50,000	50,091
2.06%, 07/14/21	200,000	198,658
2.78%, 07/12/22	25,000	25,222
2.35%, 01/15/25	200,000	198,018
Svenska Handelsbanken AB
2.45%, 03/30/21	250,000	250,515
Synchrony Financial
3.75%, 08/15/21 (a)	50,000	49,937
2.85%, 07/25/22 (a)	25,000	23,769
4.38%, 03/19/24 (a)	50,000	49,330
Toronto-Dominion Bank
3.25%, 06/11/21	50,000	50,973
3.50%, 07/19/23	120,000	127,156
3.25%, 03/11/24	50,000	52,722
Truist Bank
2.80%, 05/17/22 (a)	75,000	76,169
2.45%, 08/01/22 (a)	50,000	50,254
3.69%, 08/02/24 (a)(b)	50,000	52,728
Truist Financial Corp.
2.90%, 03/03/21 (a)	50,000	50,151
2.70%, 01/27/22 (a)	50,000	50,244
3.05%, 06/20/22 (a)	50,000	51,124
3.75%, 12/06/23 (a)	65,000	68,224
2.50%, 08/01/24 (a)	125,000	125,416
US Bancorp
2.95%, 07/15/22 (a)	50,000	50,624
3.70%, 01/30/24 (a)	30,000	31,675
3.38%, 02/05/24 (a)	105,000	109,827
2.40%, 07/30/24 (a)	80,000	80,781
US Bank NA
3.15%, 04/26/21 (a)	250,000	252,242
Wells Fargo & Co.
4.60%, 04/01/21	60,000	61,347
2.10%, 07/26/21	75,000	74,674

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/08/22	125,000	127,619
2.63%, 07/22/22	100,000	100,575
3.07%, 01/24/23 (a)	110,000	111,656
3.45%, 02/13/23	80,000	82,198
4.13%, 08/15/23	25,000	25,730
3.30%, 09/09/24	100,000	105,285
3.00%, 02/19/25	75,000	77,566
2.41%, 10/30/25 (a)(b)	120,000	117,929
2.16%, 02/11/26 (a)(b)	115,000	112,037
Westpac Banking Corp.
2.00%, 08/19/21	30,000	29,942
2.80%, 01/11/22	75,000	75,922
2.00%, 01/13/23	30,000	29,763
3.65%, 05/15/23	18,000	18,742
3.30%, 02/26/24	50,000	52,109
2.35%, 02/19/25	25,000	25,263
2.89%, 02/04/30 (a)(b)	50,000	48,143
		16,921,527
Brokerage/Asset Managers/Exchanges 1.1%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	50,000	53,517
Ameriprise Financial, Inc.
4.00%, 10/15/23	50,000	53,973
BGC Partners, Inc.
5.38%, 07/24/23	25,000	24,843
BlackRock, Inc.
4.25%, 05/24/21	25,000	25,780
3.50%, 03/18/24	35,000	37,784
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	15,000	15,229
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	25,000	25,309
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	25,000	25,440
3.55%, 02/01/24 (a)(d)	10,000	10,658
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	50,000	52,610
Invesco Finance PLC
4.00%, 01/30/24	25,000	25,982
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	45,000	45,847
Jefferies Group LLC
6.88%, 04/15/21	25,000	25,528
Lazard Group LLC
3.75%, 02/13/25	50,000	48,227
Stifel Financial Corp.
4.25%, 07/18/24	15,000	15,572
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)	30,000	30,598
		516,897
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 01/15/25 (a)	150,000	126,503
Air Lease Corp.
3.50%, 01/15/22	50,000	45,587
2.75%, 01/15/23 (a)	50,000	46,893
3.00%, 09/15/23 (a)	55,000	46,737
2.30%, 02/01/25 (a)	25,000	20,059
Aircastle Ltd.
5.13%, 03/15/21	25,000	24,824
4.13%, 05/01/24 (a)	50,000	43,782
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ares Capital Corp.
3.63%, 01/19/22 (a)	10,000	9,445
3.50%, 02/10/23 (a)	35,000	31,644
4.20%, 06/10/24 (a)	10,000	8,889
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	25,000	23,110
4.13%, 02/01/25 (a)	10,000	8,499
GATX Corp.
4.35%, 02/15/24 (a)	25,000	27,039
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	10,000	9,527
International Lease Finance Corp.
4.63%, 04/15/21	25,000	23,811
5.88%, 08/15/22	45,000	42,362
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	10,000	9,121
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	24,958
		572,790
Financial Other 0.1%
ORIX Corp.
4.05%, 01/16/24	25,000	26,233
Insurance 3.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,180
3.50%, 11/15/24 (a)	50,000	51,323
Aflac, Inc.
3.63%, 06/15/23	25,000	25,859
3.63%, 11/15/24	25,000	26,361
Allstate Corp.
3.15%, 06/15/23	35,000	36,190
American International Group, Inc.
4.88%, 06/01/22	46,000	47,775
4.13%, 02/15/24	50,000	52,294
Anthem, Inc.
3.70%, 08/15/21 (a)	50,000	50,742
3.50%, 08/15/24 (a)	50,000	51,309
2.38%, 01/15/25 (a)	50,000	49,241
Aon Corp.
2.20%, 11/15/22	50,000	49,909
Aon PLC
2.80%, 03/15/21 (a)	50,000	49,501
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25,000	26,004
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	75,000	75,515
3.00%, 02/11/23	50,000	52,521
2.75%, 03/15/23 (a)	25,000	25,945
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	50,000	50,786
3.35%, 05/15/24	25,000	25,995
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	25,751
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	25,000	24,951
Humana, Inc.
3.15%, 12/01/22 (a)	25,000	25,110
3.85%, 10/01/24 (a)	25,000	25,472
Lincoln National Corp.
4.20%, 03/15/22	35,000	37,227

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Markel Corp.
4.90%, 07/01/22	10,000	10,504
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	15,000	15,488
3.88%, 03/15/24 (a)	35,000	36,423
3.50%, 06/03/24 (a)	30,000	31,350
MetLife, Inc.
3.05%, 12/15/22	20,000	20,168
4.37%, 09/15/23	25,000	26,591
3.60%, 04/10/24	25,000	26,414
Prudential Financial, Inc.
4.50%, 11/16/21	25,000	25,878
5.88%, 09/15/42 (a)(b)	75,000	72,016
5.63%, 06/15/43 (a)(b)	30,000	28,228
UnitedHealth Group, Inc.
2.13%, 03/15/21	75,000	75,004
2.75%, 02/15/23 (a)	100,000	101,996
3.50%, 02/15/24	50,000	52,940
Unum Group
4.00%, 03/15/24	25,000	25,489
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	20,000	17,957
Willis North America, Inc.
3.60%, 05/15/24 (a)	25,000	25,513
Willis Towers Watson PLC
5.75%, 03/15/21	20,000	20,500
		1,523,420
REITs 2.4%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	50,000	50,473
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	25,525
Boston Properties LP
4.13%, 05/15/21 (a)	50,000	50,372
3.80%, 02/01/24 (a)	25,000	26,359
3.20%, 01/15/25 (a)	20,000	20,165
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	30,000	29,062
3.85%, 02/01/25 (a)	20,000	19,655
Corporate Office Properties LP
3.70%, 06/15/21 (a)	35,000	35,864
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,778
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	20,000	19,318
Digital Realty Trust LP
2.75%, 02/01/23 (a)	20,000	19,923
Duke Realty LP
3.75%, 12/01/24 (a)	15,000	15,368
ERP Operating LP
4.63%, 12/15/21 (a)	50,000	51,177
Essex Portfolio LP
3.25%, 05/01/23 (a)	25,000	26,266
Healthpeak Properties, Inc.
3.88%, 08/15/24 (a)	25,000	25,534
3.40%, 02/01/25 (a)	25,000	24,722
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	20,000	17,640
3.88%, 04/01/24 (a)	15,000	14,112
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	25,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimco Realty Corp.
3.40%, 11/01/22 (a)	50,000	52,419
3.30%, 02/01/25 (a)	25,000	24,501
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	41,943
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	30,000	31,392
Office Properties Income Trust
4.25%, 05/15/24 (a)	50,000	48,302
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	20,000	19,947
4.50%, 01/15/25 (a)	25,000	24,214
Realty Income Corp.
4.65%, 08/01/23 (a)	50,000	51,829
Sabra Health Care LP
4.80%, 06/01/24 (a)	10,000	9,609
Service Properties Trust
5.00%, 08/15/22 (a)	15,000	10,859
4.50%, 06/15/23 (a)	35,000	26,282
4.35%, 10/01/24 (a)	25,000	18,415
Simon Property Group LP
2.63%, 06/15/22 (a)	25,000	24,651
2.75%, 06/01/23 (a)	50,000	49,352
2.00%, 09/13/24 (a)	50,000	48,196
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	20,000	20,912
Ventas Realty LP
3.50%, 04/15/24 (a)	10,000	10,133
3.75%, 05/01/24 (a)	35,000	31,729
2.65%, 01/15/25 (a)	10,000	9,514
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	25,000	25,117
Welltower, Inc.
3.75%, 03/15/23 (a)	20,000	20,017
4.50%, 01/15/24 (a)	25,000	25,444
3.63%, 03/15/24 (a)	30,000	29,904
WP Carey, Inc.
4.60%, 04/01/24 (a)	25,000	24,921
		1,187,357
		20,748,224

Industrial 52.1%
Basic Industry 2.0%
Airgas, Inc.
3.65%, 07/15/24 (a)	20,000	20,900
Albemarle Corp.
4.15%, 12/01/24 (a)	20,000	20,646
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50,000	50,522
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	50,000	47,556
Dow Chemical Co.
3.15%, 05/15/24 (a)	20,000	20,124
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	50,000	52,766
Ecolab, Inc.
4.35%, 12/08/21	75,000	77,489
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25,000	24,484
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	20,000	20,993

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
7.50%, 08/15/21	20,000	21,782
3.65%, 06/15/24 (a)	25,000	26,164
LYB International Finance BV
4.00%, 07/15/23	100,000	101,101
Mosaic Co.
3.75%, 11/15/21 (a)	25,000	25,794
3.25%, 11/15/22 (a)	10,000	10,478
4.25%, 11/15/23 (a)	25,000	23,678
NewMarket Corp.
4.10%, 12/15/22	20,000	21,709
Newmont Corp.
3.70%, 03/15/23 (a)	8,000	8,031
Nucor Corp.
4.00%, 08/01/23 (a)	25,000	25,667
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	51,182
Packaging Corp. of America
3.65%, 09/15/24 (a)	50,000	53,069
PPG Industries, Inc.
2.40%, 08/15/24 (a)	25,000	24,882
Praxair, Inc.
2.20%, 08/15/22 (a)	50,000	49,905
2.70%, 02/21/23 (a)	20,000	21,035
2.65%, 02/05/25 (a)	15,000	15,351
Rayonier, Inc.
3.75%, 04/01/22 (a)	2,000	1,971
Southern Copper Corp.
3.50%, 11/08/22	25,000	24,694
Steel Dynamics, Inc.
5.25%, 04/15/23 (a)	50,000	48,269
5.50%, 10/01/24 (a)	15,000	14,438
WestRock RKT LLC
4.90%, 03/01/22	2,000	2,138
4.00%, 03/01/23 (a)	35,000	36,175
Weyerhaeuser Co.
4.63%, 09/15/23	25,000	26,939
		969,932
Capital Goods 5.3%
3M Co.
1.63%, 09/19/21 (a)	25,000	25,025
2.75%, 03/01/22 (a)	35,000	35,598
1.75%, 02/14/23 (a)	50,000	49,689
2.00%, 02/14/25 (a)	20,000	20,575
ABB Finance USA, Inc.
2.88%, 05/08/22	75,000	75,758
Boeing Co.
2.30%, 08/01/21	35,000	33,828
2.13%, 03/01/22 (a)	10,000	9,428
2.80%, 03/01/23 (a)	15,000	13,938
1.88%, 06/15/23 (a)	35,000	32,179
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	29,000	28,320
Carrier Global Corp.
1.92%, 02/15/23 (a)(c)	10,000	9,848
2.24%, 02/15/25 (a)(c)	45,000	43,789
Caterpillar Financial Services Corp.
2.65%, 05/17/21	25,000	25,229
3.15%, 09/07/21	25,000	25,491
1.93%, 10/01/21	10,000	9,921
1.95%, 11/18/22	30,000	29,900
2.55%, 11/29/22	30,000	30,313
3.75%, 11/24/23	20,000	21,025
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.85%, 05/17/24	25,000	25,301
3.30%, 06/09/24	40,000	41,340
2.15%, 11/08/24	50,000	50,232
Caterpillar, Inc.
3.90%, 05/27/21	75,000	76,805
2.60%, 06/26/22 (a)	20,000	20,189
CNH Industrial Capital LLC
3.88%, 10/15/21	10,000	9,961
4.38%, 04/05/22	20,000	20,027
CNH Industrial NV
4.50%, 08/15/23	25,000	25,478
Eaton Corp.
2.75%, 11/02/22	50,000	50,015
Embraer S.A.
5.15%, 06/15/22	20,000	18,234
Emerson Electric Co.
2.63%, 12/01/21 (a)	20,000	20,541
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	25,000	25,690
General Dynamics Corp.
3.00%, 05/11/21	75,000	75,610
3.38%, 05/15/23 (a)	50,000	52,090
General Electric Co.
4.65%, 10/17/21	25,000	25,735
2.70%, 10/09/22	95,000	93,583
3.10%, 01/09/23	65,000	64,716
3.38%, 03/11/24	20,000	20,259
Honeywell International, Inc.
1.85%, 11/01/21 (a)	60,000	60,138
2.15%, 08/08/22 (a)	60,000	60,634
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,164
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	35,000	37,008
John Deere Capital Corp.
3.90%, 07/12/21	50,000	51,450
3.13%, 09/10/21	25,000	25,409
2.65%, 01/06/22	50,000	50,544
2.95%, 04/01/22	15,000	15,326
2.15%, 09/08/22	40,000	39,879
2.80%, 01/27/23	40,000	40,777
3.65%, 10/12/23	20,000	21,158
3.45%, 01/10/24	50,000	52,359
2.60%, 03/07/24	30,000	30,711
2.65%, 06/24/24	20,000	20,415
2.05%, 01/09/25	20,000	19,943
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)(c)	10,000	10,492
Legrand France S.A.
8.50%, 02/15/25	20,000	25,864
Lockheed Martin Corp.
3.35%, 09/15/21	50,000	50,893
3.10%, 01/15/23 (a)	20,000	20,649
Masco Corp.
3.50%, 04/01/21 (a)	25,000	24,770
5.95%, 03/15/22	10,000	10,181
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	50,000	50,178
2.93%, 01/15/25 (a)	50,000	50,914
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	25,000	24,913
Precision Castparts Corp.
2.50%, 01/15/23 (a)	35,000	35,239

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Raytheon Co.
2.50%, 12/15/22 (a)	25,000	25,396
Republic Services, Inc.
3.55%, 06/01/22 (a)	50,000	51,221
2.50%, 08/15/24 (a)	20,000	20,184
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	50,000	50,545
3.20%, 03/15/24 (a)	25,000	25,863
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	25,000	25,154
2.35%, 09/15/24 (a)	50,000	49,093
Stanley Black & Decker, Inc.
3.40%, 12/01/21 (a)	15,000	15,326
2.90%, 11/01/22	25,000	25,024
4.00%, 03/15/60 (a)(b)	25,000	23,569
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,138
United Technologies Corp.
3.65%, 08/16/23 (a)	80,000	84,421
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,099
2.40%, 05/15/23 (a)	30,000	30,132
2.95%, 06/15/24 (a)	25,000	25,747
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	20,000	19,513
WW Grainger, Inc.
1.85%, 02/15/25 (a)	15,000	14,931
		2,593,024
Communications 5.2%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	30,000	30,161
2.60%, 06/15/22 (a)	15,000	15,165
American Tower Corp.
3.45%, 09/15/21	40,000	40,349
3.00%, 06/15/23	75,000	72,618
2.95%, 01/15/25 (a)	50,000	50,164
AT&T, Inc.
4.45%, 05/15/21	22,000	22,481
3.88%, 08/15/21	25,000	25,296
4.00%, 01/15/22	50,000	51,288
3.80%, 03/15/22	50,000	51,180
3.40%, 06/15/22	60,000	61,190
3.00%, 06/30/22 (a)	15,000	15,071
3.60%, 02/17/23 (a)	65,000	67,115
3.90%, 03/11/24 (a)	50,000	52,320
3.55%, 06/01/24 (a)	105,000	108,690
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	30,000	29,950
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	75,000	77,886
4.50%, 02/01/24 (a)	35,000	36,199
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	20,000	23,652
Comcast Corp.
1.63%, 01/15/22 (a)	45,000	45,308
3.13%, 07/15/22	50,000	51,277
2.85%, 01/15/23	15,000	15,503
2.75%, 03/01/23 (a)	25,000	25,813
3.60%, 03/01/24	30,000	32,328
3.70%, 04/15/24 (a)	50,000	53,722
3.38%, 02/15/25 (a)	25,000	26,708
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
4.88%, 04/15/22	20,000	20,533
5.25%, 01/15/23	50,000	52,081
3.20%, 09/01/24 (a)	50,000	49,182
Discovery Communications LLC
4.38%, 06/15/21	15,000	15,205
3.30%, 05/15/22	25,000	24,790
2.95%, 03/20/23 (a)	35,000	35,012
3.25%, 04/01/23	30,000	29,573
Fox Corp.
3.67%, 01/25/22	50,000	51,114
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	40,000	40,433
Moody's Corp.
3.25%, 06/07/21 (a)	10,000	10,089
4.50%, 09/01/22 (a)	50,000	52,639
NBCUniversal Media LLC
2.88%, 01/15/23	50,000	51,596
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	50,000	51,135
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	20,148
4.10%, 10/01/23 (a)	25,000	26,790
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	35,000	36,702
Time Warner Cable LLC
4.00%, 09/01/21 (a)	25,000	25,056
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25,000	27,933
TWDC Enterprises 18 Corp.
3.75%, 06/01/21	50,000	51,356
2.75%, 08/16/21	15,000	15,229
Verizon Communications, Inc.
4.60%, 04/01/21	40,000	41,040
3.13%, 03/16/22	50,000	51,348
2.45%, 11/01/22 (a)	55,000	55,865
5.15%, 09/15/23	120,000	134,067
3.50%, 11/01/24 (a)	30,000	31,984
3.38%, 02/15/25	50,000	53,592
ViacomCBS, Inc.
3.88%, 12/15/21	10,000	10,153
2.50%, 02/15/23 (a)	53,000	50,788
4.25%, 09/01/23 (a)	40,000	40,797
3.88%, 04/01/24 (a)	20,000	19,654
Vodafone Group PLC
2.50%, 09/26/22	50,000	50,052
3.75%, 01/16/24	55,000	57,312
Walt Disney Co.
1.65%, 09/01/22	40,000	40,262
3.00%, 09/15/22	25,000	25,824
3.70%, 09/15/24 (a)	50,000	54,224
3.35%, 03/24/25	50,000	54,608
WPP Finance 2010
3.75%, 09/19/24	20,000	20,233
		2,559,833
Consumer Cyclical 7.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	25,000	25,685
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	202,801
Amazon.com, Inc.
3.30%, 12/05/21 (a)	25,000	25,888
2.40%, 02/22/23 (a)	75,000	78,089

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.80%, 08/22/24 (a)	25,000	26,585
3.80%, 12/05/24 (a)	50,000	55,465
American Honda Finance Corp.
1.65%, 07/12/21	53,000	52,389
3.38%, 12/10/21	50,000	50,258
2.05%, 01/10/23	50,000	49,268
3.63%, 10/10/23	25,000	25,389
2.40%, 06/27/24	50,000	48,754
2.15%, 09/10/24	30,000	28,925
Aptiv Corp.
4.15%, 03/15/24 (a)	20,000	19,660
AutoNation, Inc.
3.50%, 11/15/24 (a)	15,000	14,154
AutoZone, Inc.
3.70%, 04/15/22 (a)	50,000	51,058
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	50,000	50,432
2.25%, 02/15/22	2,000	2,017
2.75%, 05/18/24 (a)	30,000	31,762
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,923
Dollar General Corp.
3.25%, 04/15/23 (a)	25,000	25,549
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	20,000	20,360
DR Horton, Inc.
4.38%, 09/15/22 (a)	35,000	36,881
5.75%, 08/15/23 (a)	15,000	16,332
eBay, Inc.
2.75%, 01/30/23 (a)	50,000	49,780
3.45%, 08/01/24 (a)	20,000	20,360
Expedia Group, Inc.
4.50%, 08/15/24 (a)	20,000	18,391
General Motors Co.
4.88%, 10/02/23	25,000	23,061
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	80,000	77,016
4.38%, 09/25/21	60,000	57,752
4.20%, 11/06/21	80,000	75,183
3.70%, 05/09/23 (a)	50,000	45,031
4.25%, 05/15/23	100,000	90,476
5.10%, 01/17/24 (a)	50,000	45,875
3.95%, 04/13/24 (a)	70,000	63,476
4.00%, 01/15/25 (a)	40,000	35,987
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	20,000	18,261
Home Depot, Inc.
2.00%, 04/01/21 (a)	25,000	25,058
4.40%, 04/01/21 (a)	50,000	50,882
2.63%, 06/01/22 (a)	30,000	30,623
2.70%, 04/01/23 (a)	15,000	15,600
3.75%, 02/15/24 (a)	40,000	42,376
IHS Markit Ltd.
3.63%, 05/01/24 (a)	25,000	24,922
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	65,000	60,257
Lowe's Cos., Inc.
3.75%, 04/15/21 (a)	50,000	50,544
3.13%, 09/15/24 (a)	25,000	25,888
Magna International, Inc.
3.63%, 06/15/24 (a)	25,000	26,071
Marriott International, Inc.
3.13%, 10/15/21 (a)	75,000	67,777
3.60%, 04/15/24 (a)	15,000	13,827
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mastercard, Inc.
3.38%, 04/01/24	25,000	26,670
2.00%, 03/03/25 (a)	50,000	51,230
McDonald's Corp.
3.35%, 04/01/23 (a)	50,000	51,690
Nordstrom, Inc.
4.00%, 10/15/21 (a)	20,000	19,243
PACCAR Financial Corp.
3.10%, 05/10/21	40,000	40,482
3.15%, 08/09/21	30,000	30,390
2.15%, 08/15/24	3,000	2,957
1.80%, 02/06/25	10,000	9,796
QVC, Inc.
5.13%, 07/02/22	55,000	49,089
4.45%, 02/15/25 (a)	20,000	16,456
Starbucks Corp.
2.70%, 06/15/22 (a)	50,000	50,679
3.10%, 03/01/23 (a)	30,000	30,583
3.85%, 10/01/23 (a)	15,000	15,662
Tapestry, Inc.
3.00%, 07/15/22 (a)	15,000	14,543
Target Corp.
3.50%, 07/01/24	50,000	53,420
TJX Cos., Inc.
2.75%, 06/15/21 (a)	20,000	20,074
2.50%, 05/15/23 (a)	25,000	25,148
Toyota Motor Corp.
2.16%, 07/02/22	50,000	49,657
Toyota Motor Credit Corp.
1.80%, 10/07/21	60,000	59,818
3.30%, 01/12/22	25,000	25,401
2.15%, 09/08/22	100,000	99,476
2.63%, 01/10/23	50,000	50,097
2.90%, 03/30/23	50,000	50,388
2.90%, 04/17/24	50,000	50,680
1.80%, 02/13/25	25,000	24,152
Visa, Inc.
2.80%, 12/14/22 (a)	50,000	52,144
Walgreen Co.
3.10%, 09/15/22	50,000	50,241
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	25,000	25,281
3.80%, 11/18/24 (a)	40,000	41,170
Walmart, Inc.
3.13%, 06/23/21	65,000	66,407
2.35%, 12/15/22 (a)	25,000	25,721
2.55%, 04/11/23 (a)	50,000	51,838
3.30%, 04/22/24 (a)	100,000	106,478
2.85%, 07/08/24 (a)	50,000	52,516
2.65%, 12/15/24 (a)	15,000	15,813
Western Union Co.
4.25%, 06/09/23 (a)	30,000	31,596
		3,445,084
Consumer Non-Cyclical 14.6%
Abbott Laboratories
3.40%, 11/30/23 (a)	50,000	53,222
AbbVie, Inc.
2.30%, 05/14/21 (a)	50,000	50,057
3.38%, 11/14/21	25,000	25,566
2.15%, 11/19/21 (c)	50,000	49,982
2.90%, 11/06/22	50,000	50,629
3.20%, 11/06/22 (a)	150,000	154,044
3.75%, 11/14/23 (a)	50,000	52,101
2.60%, 11/21/24 (a)(c)	75,000	76,001

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Actavis Funding SCS
3.80%, 03/15/25 (a)	100,000	102,947
Allergan Finance LLC
3.25%, 10/01/22 (a)	25,000	25,208
Allergan Funding SCS
3.45%, 03/15/22 (a)	50,000	50,414
Altria Group, Inc.
4.75%, 05/05/21	50,000	51,077
2.85%, 08/09/22	45,000	45,264
4.00%, 01/31/24	40,000	41,188
3.80%, 02/14/24 (a)	25,000	25,464
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	25,000	25,670
Amgen, Inc.
3.88%, 11/15/21 (a)	87,000	88,598
2.70%, 05/01/22 (a)	75,000	75,737
2.65%, 05/11/22 (a)	25,000	25,279
3.63%, 05/15/22 (a)	20,000	20,956
2.25%, 08/19/23 (a)	25,000	25,453
1.90%, 02/21/25 (a)	20,000	19,988
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	25,000	25,357
3.30%, 02/01/23 (a)	40,000	41,337
3.70%, 02/01/24	20,000	20,806
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	19,000	19,180
3.50%, 01/12/24 (a)	25,000	26,106
4.15%, 01/23/25 (a)	55,000	59,285
AstraZeneca PLC
2.38%, 06/12/22 (a)	75,000	75,446
3.50%, 08/17/23 (a)	25,000	26,341
BAT Capital Corp.
2.76%, 08/15/22 (a)	50,000	49,189
Becton Dickinson & Co.
3.13%, 11/08/21	50,000	50,307
2.89%, 06/06/22 (a)	70,000	69,675
3.36%, 06/06/24 (a)	25,000	24,890
3.73%, 12/15/24 (a)	20,000	20,676
Biogen, Inc.
3.63%, 09/15/22	25,000	25,748
Boston Scientific Corp.
3.38%, 05/15/22	50,000	51,099
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (c)	100,000	101,321
2.25%, 08/15/21 (c)	25,000	25,195
2.60%, 05/16/22 (c)	50,000	51,092
3.63%, 05/15/24 (a)(c)	75,000	79,554
2.90%, 07/26/24 (a)(c)	75,000	77,931
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	32,000	31,624
Campbell Soup Co.
3.65%, 03/15/23 (a)	40,000	40,828
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	70,000	70,459
3.50%, 11/15/24 (a)	20,000	20,441
Cigna Corp.
3.40%, 09/17/21	50,000	50,979
3.00%, 07/15/23 (a)(c)	25,000	25,235
3.75%, 07/15/23 (a)	115,000	118,497
Clorox Co.
3.50%, 12/15/24 (a)	25,000	26,738
Coca-Cola Co.
3.20%, 11/01/23	105,000	113,614
1.75%, 09/06/24	25,000	25,746
2.95%, 03/25/25	50,000	53,717
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colgate-Palmolive Co.
2.45%, 11/15/21	10,000	10,169
2.25%, 11/15/22	15,000	15,255
3.25%, 03/15/24	75,000	79,415
Conagra Brands, Inc.
3.80%, 10/22/21	25,000	25,208
3.20%, 01/25/23 (a)	20,000	19,988
4.30%, 05/01/24 (a)	25,000	25,882
Constellation Brands, Inc.
3.75%, 05/01/21	45,000	45,073
3.20%, 02/15/23 (a)	50,000	50,134
4.75%, 11/15/24	15,000	15,922
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	14,000	14,467
2.95%, 06/15/23 (a)	15,000	15,634
CVS Health Corp.
2.13%, 06/01/21 (a)	50,000	49,932
4.75%, 12/01/22 (a)	15,000	15,745
3.70%, 03/09/23 (a)	145,000	150,892
4.00%, 12/05/23 (a)	55,000	57,772
2.63%, 08/15/24 (a)	90,000	90,322
4.10%, 03/25/25 (a)	125,000	132,642
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	30,000	29,481
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	51,263
Diageo Investment Corp.
2.88%, 05/11/22	50,000	50,500
Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	25,000	25,011
General Mills, Inc.
3.15%, 12/15/21 (a)	50,000	50,684
3.70%, 10/17/23 (a)	25,000	26,125
3.65%, 02/15/24 (a)	3,000	3,117
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	20,000	20,831
1.95%, 03/01/22 (a)	10,000	10,001
3.25%, 09/01/22 (a)	105,000	108,049
3.70%, 04/01/24 (a)	45,000	47,831
3.50%, 02/01/25 (a)	35,000	37,586
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50,000	51,335
2.88%, 06/01/22 (a)	35,000	36,093
3.00%, 06/01/24 (a)	50,000	52,697
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	75,000	79,385
Hasbro, Inc.
3.15%, 05/15/21 (a)	30,000	29,492
3.00%, 11/19/24 (a)	25,000	24,240
HCA, Inc.
4.75%, 05/01/23	35,000	35,681
5.00%, 03/15/24	50,000	51,884
Hershey Co.
3.10%, 05/15/21	50,000	50,737
3.38%, 05/15/23 (a)	15,000	15,698
JM Smucker Co.
3.50%, 10/15/21	10,000	10,163
3.50%, 03/15/25	50,000	52,202
Johnson & Johnson
3.55%, 05/15/21	10,000	10,349
2.25%, 03/03/22 (a)	40,000	41,110
3.38%, 12/05/23	50,000	54,675
2.63%, 01/15/25 (a)	20,000	21,359
Kellogg Co.
2.65%, 12/01/23	25,000	25,249

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	30,000	30,356
4.06%, 05/25/23 (a)	50,000	52,536
3.13%, 12/15/23 (a)	2,000	2,035
Kroger Co.
3.40%, 04/15/22 (a)	25,000	25,490
2.80%, 08/01/22 (a)	20,000	20,264
4.00%, 02/01/24 (a)	35,000	36,872
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	50,000	51,677
3.25%, 09/01/24 (a)	50,000	51,222
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,123
3.15%, 08/15/24 (a)	25,000	25,400
McKesson Corp.
2.85%, 03/15/23 (a)	14,000	14,218
3.80%, 03/15/24 (a)	50,000	51,933
Medtronic, Inc.
3.15%, 03/15/22	50,000	51,877
3.63%, 03/15/24 (a)	20,000	21,189
3.50%, 03/15/25	50,000	53,810
Merck & Co., Inc.
2.40%, 09/15/22 (a)	25,000	25,818
2.80%, 05/18/23	50,000	51,805
2.90%, 03/07/24 (a)	20,000	20,929
2.75%, 02/10/25 (a)	70,000	74,059
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	60,000	59,050
Mondelez International, Inc.
3.63%, 05/07/23 (a)	25,000	26,158
4.00%, 02/01/24 (a)	20,000	21,251
Mylan N.V.
3.15%, 06/15/21 (a)	70,000	69,167
Novartis Capital Corp.
2.40%, 09/21/22	50,000	51,151
3.40%, 05/06/24	50,000	53,680
1.75%, 02/14/25 (a)	35,000	35,482
PepsiCo, Inc.
2.00%, 04/15/21 (a)	100,000	100,222
3.00%, 08/25/21	25,000	25,605
3.10%, 07/17/22 (a)	25,000	26,068
2.75%, 03/01/23	50,000	52,221
2.25%, 03/19/25 (a)	50,000	51,986
Pfizer, Inc.
3.00%, 09/15/21	25,000	25,570
2.20%, 12/15/21	55,000	55,676
2.80%, 03/11/22	15,000	15,485
5.80%, 08/12/23	22,000	24,852
3.20%, 09/15/23 (a)	50,000	52,588
2.95%, 03/15/24 (a)	50,000	52,995
Philip Morris International, Inc.
2.90%, 11/15/21	50,000	50,353
2.38%, 08/17/22 (a)	20,000	20,176
2.50%, 11/02/22 (a)	30,000	30,148
2.13%, 05/10/23 (a)	40,000	39,745
2.88%, 05/01/24 (a)	40,000	40,564
3.25%, 11/10/24	30,000	31,613
Procter & Gamble Co.
1.70%, 11/03/21	25,000	25,256
2.30%, 02/06/22	50,000	51,420
2.15%, 08/11/22	10,000	10,337
3.10%, 08/15/23	10,000	10,607
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	25,000	26,060
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Reynolds American, Inc.
4.00%, 06/12/22	50,000	50,795
4.85%, 09/15/23	80,000	83,400
Sanofi
4.00%, 03/29/21	50,000	50,910
3.38%, 06/19/23 (a)	25,000	26,392
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	75,000	74,409
2.88%, 09/23/23 (a)	80,000	80,947
SSM Health Care Corp.
Series 2018
3.69%, 06/01/23 (a)	15,000	15,180
Sysco Corp.
2.50%, 07/15/21 (a)	25,000	24,999
2.60%, 06/12/22	25,000	23,896
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	65,000	66,248
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	25,000	25,852
3.95%, 08/15/24 (a)	25,000	25,288
Unilever Capital Corp.
1.38%, 07/28/21	100,000	100,907
Whirlpool Corp.
4.00%, 03/01/24	10,000	9,911
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21 (a)	50,000	51,776
Zoetis, Inc.
3.25%, 08/20/21	30,000	30,220
3.25%, 02/01/23 (a)	25,000	25,944
		7,134,711
Energy 6.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	35,000	33,429
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	30,888
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	85,000	83,336
2.52%, 09/19/22 (a)	50,000	49,550
2.75%, 05/10/23	65,000	65,018
3.22%, 11/28/23 (a)	25,000	25,735
3.79%, 02/06/24 (a)	40,000	41,272
3.22%, 04/14/24 (a)	25,000	25,547
BP Capital Markets PLC
3.56%, 11/01/21	35,000	35,525
3.54%, 11/04/24	25,000	25,686
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	25,000	23,444
2.95%, 01/15/23 (a)	50,000	43,435
Chevron Corp.
2.10%, 05/16/21 (a)	35,000	35,157
2.50%, 03/03/22 (a)	75,000	76,069
2.36%, 12/05/22 (a)	20,000	20,308
2.57%, 05/16/23 (a)	75,000	77,005
3.19%, 06/24/23 (a)	25,000	26,181
2.90%, 03/03/24 (a)	25,000	25,952
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	19,902
Concho Resources, Inc.
4.38%, 01/15/25 (a)	25,000	22,976
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	10,000	7,069

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	20,000	19,473
3.60%, 12/15/24 (a)	15,000	15,546
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	25,000	13,889
Enbridge, Inc.
2.90%, 07/15/22 (a)	50,000	48,147
2.50%, 01/15/25 (a)	25,000	22,729
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	75,000	72,231
3.60%, 02/01/23 (a)	50,000	44,210
4.25%, 03/15/23 (a)	50,000	45,253
4.50%, 04/15/24 (a)	70,000	63,743
Enterprise Products Operating LLC
3.50%, 02/01/22	20,000	19,759
3.35%, 03/15/23 (a)	50,000	49,932
3.90%, 02/15/24 (a)	50,000	50,364
3.75%, 02/15/25 (a)	35,000	35,381
EOG Resources, Inc.
2.63%, 03/15/23 (a)	50,000	49,017
Exxon Mobil Corp.
1.90%, 08/16/22	30,000	30,119
2.73%, 03/01/23 (a)	40,000	41,312
3.18%, 03/15/24 (a)	65,000	67,810
2.02%, 08/16/24 (a)	30,000	30,095
2.71%, 03/06/25 (a)	100,000	104,088
Halliburton Co.
3.50%, 08/01/23 (a)	60,000	56,813
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	22,009
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	75,000	74,212
3.50%, 09/01/23 (a)	50,000	49,398
4.15%, 02/01/24 (a)	25,000	25,119
4.30%, 05/01/24 (a)	25,000	25,138
Marathon Oil Corp.
2.80%, 11/01/22 (a)	50,000	38,683
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	45,000	42,646
3.63%, 09/15/24 (a)	25,000	22,265
MPLX LP
3.38%, 03/15/23 (a)	45,000	41,233
4.50%, 07/15/23 (a)	35,000	29,888
6.38%, 05/01/24 (a)	25,000	22,633
4.00%, 02/15/25 (a)	20,000	16,852
Newfield Exploration Co.
5.75%, 01/30/22	75,000	50,991
Noble Energy, Inc.
3.90%, 11/15/24 (a)	20,000	16,156
ONEOK, Inc.
4.25%, 02/01/22 (a)	25,000	24,262
7.50%, 09/01/23 (a)	15,000	14,962
2.75%, 09/01/24 (a)	45,000	39,603
Phillips 66
4.30%, 04/01/22	50,000	50,041
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	20,000	19,138
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/23 (a)	40,000	32,278
3.85%, 10/15/23 (a)	30,000	26,145
3.60%, 11/01/24 (a)	30,000	24,860
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	100,000	97,044
5.63%, 03/01/25 (a)	100,000	94,942
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	40,000	39,783
Shell International Finance BV
1.75%, 09/12/21	50,000	49,686
2.38%, 08/21/22	25,000	25,136
3.40%, 08/12/23	35,000	36,533
3.50%, 11/13/23 (a)	50,000	52,422
2.00%, 11/07/24 (a)	25,000	24,699
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	25,000	23,669
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (a)	50,000	48,964
4.25%, 04/01/24 (a)	15,000	13,212
Total Capital International S.A.
2.75%, 06/19/21	75,000	75,591
2.88%, 02/17/22	20,000	20,202
3.70%, 01/15/24	70,000	73,467
2.43%, 01/10/25 (a)	25,000	25,102
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50,000	48,702
Williams Cos., Inc.
4.00%, 11/15/21 (a)	25,000	21,699
3.60%, 03/15/22 (a)	50,000	49,087
4.50%, 11/15/23 (a)	75,000	69,402
4.55%, 06/24/24 (a)	44,000	40,866
		3,312,115
Industrial Other 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (a)	25,000	25,035
Technology 9.5%
Adobe, Inc.
1.70%, 02/01/23	15,000	15,137
1.90%, 02/01/25 (a)	45,000	45,522
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	30,000	31,002
Alphabet, Inc.
3.63%, 05/19/21	25,000	25,769
3.38%, 02/25/24	10,000	10,928
Analog Devices, Inc.
2.50%, 12/05/21 (a)	20,000	20,074
Apple, Inc.
1.55%, 08/04/21 (a)	120,000	120,764
2.50%, 02/09/22 (a)	30,000	30,862
2.30%, 05/11/22 (a)	50,000	51,299
2.70%, 05/13/22	50,000	51,752
2.10%, 09/12/22 (a)	25,000	25,682
2.85%, 02/23/23 (a)	50,000	52,366
2.40%, 05/03/23	100,000	104,280
3.45%, 05/06/24	100,000	108,582
2.85%, 05/11/24 (a)	125,000	131,896
1.80%, 09/11/24 (a)	20,000	20,393
2.75%, 01/13/25 (a)	60,000	63,391
Applied Materials, Inc.
4.30%, 06/15/21	25,000	25,780
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	25,000	23,388
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	103,888
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	100,000	98,930
2.65%, 01/15/23 (a)	25,000	24,377
3.63%, 01/15/24 (a)	50,000	50,088
3.13%, 01/15/25 (a)	65,000	61,525

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom, Inc.
3.13%, 04/15/21 (c)	30,000	29,679
3.13%, 10/15/22 (c)	50,000	49,590
CA, Inc.
3.60%, 08/15/22 (a)	25,000	23,859
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	55,000	55,469
2.20%, 09/20/23 (a)	50,000	52,030
3.63%, 03/04/24	30,000	32,586
Corning, Inc.
2.90%, 05/15/22 (a)	15,000	15,242
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(c)	95,000	95,029
5.45%, 06/15/23 (a)(c)	90,000	92,646
4.00%, 07/15/24 (a)(c)	25,000	25,303
DXC Technology Co.
4.25%, 04/15/24 (a)	25,000	25,832
Equifax, Inc.
3.30%, 12/15/22 (a)	20,000	20,688
2.60%, 12/01/24 (a)	25,000	23,968
Equinix, Inc.
2.63%, 11/18/24 (a)	20,000	19,128
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	25,000	25,739
Fiserv, Inc.
4.75%, 06/15/21	25,000	25,970
3.80%, 10/01/23 (a)	70,000	72,632
Flex Ltd.
5.00%, 02/15/23	15,000	15,159
Global Payments, Inc.
3.80%, 04/01/21 (a)	75,000	76,975
4.00%, 06/01/23 (a)	25,000	25,547
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	25,000	25,214
4.40%, 10/15/22 (a)	65,000	66,796
HP, Inc.
4.38%, 09/15/21	85,000	86,640
IBM Credit LLC
2.20%, 09/08/22	100,000	101,593
Intel Corp.
1.70%, 05/19/21 (a)	20,000	20,066
3.30%, 10/01/21	75,000	77,651
2.35%, 05/11/22 (a)	50,000	51,335
2.70%, 12/15/22	50,000	52,623
2.88%, 05/11/24 (a)	25,000	26,073
3.40%, 03/25/25 (a)	50,000	54,511
International Business Machines Corp.
2.85%, 05/13/22	100,000	102,669
3.38%, 08/01/23	150,000	157,650
3.63%, 02/12/24	100,000	106,600
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	20,000	20,866
KLA Corp.
4.65%, 11/01/24 (a)	25,000	26,501
Lam Research Corp.
2.80%, 06/15/21 (a)	35,000	35,643
Microchip Technology, Inc.
3.92%, 06/01/21	25,000	24,611
4.33%, 06/01/23 (a)	45,000	44,890
Micron Technology, Inc.
4.64%, 02/06/24 (a)	25,000	25,712
Microsoft Corp.
1.55%, 08/08/21 (a)	50,000	50,454
2.40%, 02/06/22 (a)	50,000	51,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 11/03/22 (a)	45,000	47,111
2.00%, 08/08/23 (a)	70,000	72,021
3.63%, 12/15/23 (a)	25,000	27,381
2.88%, 02/06/24 (a)	120,000	127,798
2.70%, 02/12/25 (a)	40,000	42,900
Motorola Solutions, Inc.
3.75%, 05/15/22	20,000	21,165
4.00%, 09/01/24	25,000	25,345
NetApp, Inc.
3.38%, 06/15/21 (a)	15,000	15,061
3.30%, 09/29/24 (a)	15,000	13,972
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	25,000	25,982
Oracle Corp.
2.80%, 07/08/21	25,000	25,385
1.90%, 09/15/21 (a)	150,000	150,532
2.50%, 05/15/22 (a)	40,000	40,698
2.50%, 10/15/22	25,000	25,552
2.63%, 02/15/23 (a)	75,000	77,135
3.40%, 07/08/24 (a)	75,000	79,733
2.95%, 11/15/24 (a)	50,000	52,561
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	50,000	49,799
QUALCOMM, Inc.
3.00%, 05/20/22	50,000	51,039
2.60%, 01/30/23 (a)	100,000	102,109
2.90%, 05/20/24 (a)	25,000	25,907
salesforce.com, Inc.
3.25%, 04/11/23 (a)	25,000	26,004
Seagate HDD Cayman
4.25%, 03/01/22 (a)	25,000	25,104
4.75%, 06/01/23	25,000	25,189
4.75%, 01/01/25	25,000	24,794
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,802
2.63%, 05/15/24 (a)	10,000	10,395
Trimble, Inc.
4.75%, 12/01/24 (a)	20,000	20,777
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	15,000	15,236
VMware, Inc.
2.95%, 08/21/22 (a)	45,000	44,815
Xilinx, Inc.
2.95%, 06/01/24 (a)	25,000	24,734
		4,652,150
Transportation 1.6%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	76,772
3.85%, 09/01/23 (a)	25,000	26,666
3.75%, 04/01/24 (a)	2,000	2,137
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	15,000	15,389
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	13,601	13,651
CSX Corp.
3.40%, 08/01/24 (a)	25,000	26,013
Delta Air Lines, Inc.
3.80%, 04/19/23 (a)	70,000	65,527
2.90%, 10/28/24 (a)	35,000	28,856
FedEx Corp.
3.40%, 01/14/22	20,000	20,133
4.00%, 01/15/24	25,000	26,420
3.20%, 02/01/25	25,000	26,065

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	30,000	30,035
3.85%, 01/15/24 (a)	25,000	26,069
Ryder System, Inc.
3.45%, 11/15/21 (a)	25,000	24,956
2.88%, 06/01/22 (a)	50,000	50,321
3.75%, 06/09/23 (a)	15,000	15,036
2.50%, 09/01/24 (a)	20,000	19,220
Union Pacific Corp.
2.95%, 03/01/22	45,000	46,209
2.95%, 01/15/23 (a)	25,000	25,208
3.50%, 06/08/23 (a)	50,000	51,797
3.65%, 02/15/24 (a)	15,000	15,886
3.15%, 03/01/24 (a)	20,000	21,066
3.25%, 01/15/25 (a)	15,000	15,746
United Parcel Service, Inc.
2.05%, 04/01/21	50,000	49,942
2.45%, 10/01/22	20,000	20,329
2.50%, 04/01/23 (a)	25,000	25,618
2.20%, 09/01/24 (a)	25,000	25,401
		790,468
		25,482,352

Utility 4.5%
Electric 4.3%
Alabama Power Co.
3.55%, 12/01/23	20,000	20,880
Ameren Corp.
2.50%, 09/15/24 (a)	25,000	24,336
American Electric Power Co., Inc.
Series I
3.65%, 12/01/21	50,000	50,636
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	31,426
Black Hills Corp.
4.25%, 11/30/23 (a)	15,000	15,751
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	50,071
Consumers Energy Co.
3.38%, 08/15/23 (a)	13,000	13,953
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	25,896
Dominion Energy, Inc.
4.10%, 04/01/21	25,000	25,069
2.00%, 08/15/21 (a)	25,000	24,972
2.75%, 09/15/22 (a)	50,000	49,792
3.07%, 08/15/24	50,000	49,692
DTE Energy Co.
3.70%, 08/01/23 (a)	35,000	35,408
3.85%, 12/01/23 (a)	30,000	31,029
3.50%, 06/01/24 (a)	30,000	30,968
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	73,000	74,751
Duke Energy Corp.
1.80%, 09/01/21 (a)	15,000	14,905
2.40%, 08/15/22 (a)	20,000	19,894
3.05%, 08/15/22 (a)	50,000	49,952
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	30,411
Edison International
2.95%, 03/15/23 (a)	25,000	24,134
3.55%, 11/15/24 (a)	10,000	9,949
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Emera US Finance LP
2.70%, 06/15/21 (a)	50,000	50,737
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	30,000	31,431
Entergy Corp.
4.00%, 07/15/22 (a)	40,000	41,082
Evergy, Inc.
4.85%, 06/01/21 (a)	50,000	50,137
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,388
2.90%, 10/01/24 (a)	25,000	24,992
3.15%, 01/15/25 (a)	25,000	25,145
Exelon Corp.
2.45%, 04/15/21 (a)	50,000	49,611
3.50%, 06/01/22 (a)	20,000	19,438
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	20,000	19,288
FirstEnergy Corp.
4.25%, 03/15/23 (a)	25,000	25,477
2.05%, 03/01/25 (a)	25,000	23,481
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,891
3.25%, 06/01/24 (a)	30,000	31,384
Georgia Power Co.
2.10%, 07/30/23	40,000	38,996
2.20%, 09/15/24 (a)	25,000	24,132
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,213
ITC Holdings Corp.
3.65%, 06/15/24 (a)	20,000	20,757
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	47,816
3.40%, 11/15/23 (a)	25,000	25,806
2.95%, 02/07/24 (a)	50,000	50,638
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23 (a)	40,000	41,068
3.15%, 04/01/24 (a)	65,000	66,680
Ohio Power Co.
5.38%, 10/01/21	25,000	26,085
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	25,000	24,593
PacifiCorp
3.60%, 04/01/24 (a)	50,000	51,849
PPL Capital Funding, Inc.
3.50%, 12/01/22 (a)	50,000	50,654
3.40%, 06/01/23 (a)	13,000	13,186
Progress Energy, Inc.
3.15%, 04/01/22 (a)	6,000	5,976
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	50,000	50,147
2.88%, 06/15/24 (a)	50,000	49,971
Sempra Energy
3.55%, 06/15/24 (a)	25,000	24,690
Southern California Edison Co.
3.88%, 06/01/21 (a)	50,000	50,070
3.50%, 10/01/23 (a)	25,000	26,074
Southern Co.
2.35%, 07/01/21 (a)	50,000	49,924
2.95%, 07/01/23 (a)	25,000	25,302
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	50,000	50,654
WEC Energy Group, Inc.
3.38%, 06/15/21	25,000	25,078

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	25,000	24,998
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	50,000	49,910
		2,072,624
Natural Gas 0.2%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	20,000	20,172
NiSource, Inc.
2.65%, 11/17/22 (a)	25,000	25,286
Sempra Energy
2.88%, 10/01/22 (a)	50,000	50,654
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	15,000	14,326
		110,438
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	10,000	10,336
		2,193,398
Total Corporates
(Cost $49,473,703)		48,423,974
Security	Number of Shares	Value ($)
Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (g)	770,316	770,316
Total Other Investment Company
(Cost $770,316)		770,316
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $893,873 or 1.8% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended March 31, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 3/31/20	Face amount at 3/31/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$—	$25,727	$—	$—	($287)	$25,440	25,000	$—
Charles Schwab Corp., 3.55%, 02/01/24	—	10,741	—	—	(83)	10,658	10,000	—
Total	$—	$36,468	$—	$—	($370)	$36,098		$—
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$48,423,974	$—	$48,423,974
Other Investment Company[1]	770,316	—	—	770,316
Total	$770,316	$48,423,974	$—	$49,194,290
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 99.2% of net assets

Financial Institutions 36.6%
Banking 25.4%
American Express Co.
4.20%, 11/06/25 (a)	50,000	56,565
3.13%, 05/20/26 (a)	100,000	104,003
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	105,243
Banco Santander S.A.
4.25%, 04/11/27	200,000	203,536
3.80%, 02/23/28	200,000	196,561
Bank of America Corp.
3.95%, 04/21/25	200,000	209,573
3.88%, 08/01/25	175,000	187,575
4.45%, 03/03/26	250,000	271,731
3.50%, 04/19/26	325,000	345,121
3.56%, 04/23/27 (a)(b)	200,000	210,106
3.25%, 10/21/27 (a)	250,000	264,576
4.18%, 11/25/27 (a)	250,000	264,516
3.82%, 01/20/28 (a)(b)	150,000	157,586
3.71%, 04/24/28 (a)(b)	100,000	104,170
3.59%, 07/21/28 (a)(b)	200,000	207,539
3.42%, 12/20/28 (a)(b)	425,000	438,200
3.97%, 03/05/29 (a)(b)	175,000	185,524
4.27%, 07/23/29 (a)(b)	200,000	217,717
3.97%, 02/07/30 (a)(b)	255,000	275,410
3.19%, 07/23/30 (a)(b)	170,000	173,883
2.88%, 10/22/30 (a)(b)	175,000	175,182
2.50%, 02/13/31 (a)(b)	250,000	242,284
Bank of Montreal
3.80%, 12/15/32 (a)(b)	100,000	97,609
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	100,000	102,764
2.45%, 08/17/26 (a)	75,000	75,773
3.44%, 02/07/28 (a)(b)	150,000	157,252
3.85%, 04/28/28	125,000	140,182
3.00%, 10/30/28 (a)	100,000	99,760
Bank of Nova Scotia
4.50%, 12/16/25	75,000	78,870
2.70%, 08/03/26	150,000	153,464
BankUnited, Inc.
4.88%, 11/17/25 (a)	30,000	31,469
Barclays PLC
4.38%, 01/12/26	200,000	207,914
4.34%, 01/10/28 (a)	200,000	204,990
4.84%, 05/09/28 (a)	200,000	204,492
4.97%, 05/16/29 (a)(b)	225,000	241,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
4.25%, 04/30/25 (a)	50,000	51,212
4.20%, 10/29/25 (a)	90,000	89,274
3.75%, 07/28/26 (a)	132,000	127,790
3.75%, 03/09/27 (a)	100,000	97,964
3.80%, 01/31/28 (a)	100,000	98,605
Citigroup, Inc.
3.30%, 04/27/25	150,000	156,562
4.40%, 06/10/25	175,000	190,648
5.50%, 09/13/25	150,000	170,404
3.70%, 01/12/26	150,000	159,592
3.40%, 05/01/26	210,000	219,296
3.20%, 10/21/26 (a)	400,000	415,450
4.30%, 11/20/26	150,000	158,842
4.45%, 09/29/27	425,000	443,585
3.67%, 07/24/28 (a)(b)	170,000	175,968
4.13%, 07/25/28	170,000	176,366
3.52%, 10/27/28 (a)(b)	155,000	158,363
4.08%, 04/23/29 (a)(b)	150,000	158,577
3.98%, 03/20/30 (a)(b)	175,000	184,789
2.98%, 11/05/30 (a)(b)	150,000	146,270
2.67%, 01/29/31 (a)(b)	150,000	145,853
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	100,000	98,000
2.50%, 02/06/30 (a)	50,000	46,250
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	99,380
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	241,754
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	250,000	263,882
Deutsche Bank AG
4.10%, 01/13/26	50,000	46,752
Discover Bank
2.70%, 02/06/30 (a)	250,000	218,874
Discover Financial Services
4.10%, 02/09/27 (a)	200,000	196,840
Fifth Third Bancorp
3.95%, 03/14/28 (a)	50,000	53,292
Fifth Third Bank
3.95%, 07/28/25 (a)	200,000	212,969
Goldman Sachs Group, Inc.
3.50%, 04/01/25 (a)	100,000	102,449
3.75%, 05/22/25 (a)	175,000	180,741
4.25%, 10/21/25	200,000	207,824
3.75%, 02/25/26 (a)	100,000	104,772
3.50%, 11/16/26 (a)	170,000	175,111
3.85%, 01/26/27 (a)	265,000	271,564
3.69%, 06/05/28 (a)(b)	150,000	153,689
3.81%, 04/23/29 (a)(b)	390,000	403,738

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.22%, 05/01/29 (a)(b)	225,000	238,284
2.60%, 02/07/30 (a)	150,000	141,760
3.80%, 03/15/30 (a)	100,000	104,733
HSBC Holdings PLC
4.25%, 08/18/25	200,000	206,879
4.30%, 03/08/26	200,000	212,517
3.90%, 05/25/26	200,000	209,098
4.29%, 09/12/26 (a)(b)	200,000	207,622
4.04%, 03/13/28 (a)(b)	225,000	229,751
4.58%, 06/19/29 (a)(b)	200,000	212,446
3.97%, 05/22/30 (a)(b)	225,000	228,099
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	75,000	68,555
ING Groep N.V.
4.55%, 10/02/28	250,000	265,745
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	200,000	215,829
3.30%, 04/01/26 (a)	325,000	339,896
3.20%, 06/15/26 (a)	162,000	168,944
2.95%, 10/01/26 (a)	259,000	267,780
4.13%, 12/15/26	240,000	264,925
3.96%, 01/29/27 (a)(b)	150,000	161,869
4.25%, 10/01/27	150,000	162,563
3.63%, 12/01/27 (a)	200,000	211,837
3.78%, 02/01/28 (a)(b)	185,000	196,892
3.51%, 01/23/29 (a)(b)	185,000	193,301
4.01%, 04/23/29 (a)(b)	175,000	189,061
4.20%, 07/23/29 (a)(b)	195,000	214,002
4.45%, 12/05/29 (a)(b)	150,000	168,120
3.70%, 05/06/30 (a)(b)	200,000	212,232
2.74%, 10/15/30 (a)(b)	255,000	256,606
4.49%, 03/24/31 (a)(b)	200,000	231,095
KeyBank NA
3.90%, 04/13/29	250,000	247,299
KeyCorp
4.15%, 10/29/25	50,000	52,461
Lloyds Banking Group PLC
4.45%, 05/08/25	200,000	209,924
4.58%, 12/10/25	225,000	228,581
4.38%, 03/22/28	250,000	264,060
4.55%, 08/16/28	200,000	210,496
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	210,673
3.68%, 02/22/27	200,000	207,824
3.29%, 07/25/27	200,000	201,662
3.74%, 03/07/29	100,000	106,251
3.20%, 07/18/29	200,000	202,260
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	196,250
2.84%, 09/13/26	200,000	195,282
4.25%, 09/11/29 (a)(b)	200,000	213,633
Morgan Stanley
4.00%, 07/23/25	350,000	374,181
5.00%, 11/24/25	50,000	54,672
3.88%, 01/27/26	150,000	160,681
3.13%, 07/27/26	300,000	312,540
6.25%, 08/09/26	100,000	120,216
4.35%, 09/08/26	100,000	108,657
3.63%, 01/20/27	485,000	519,862
3.95%, 04/23/27	258,000	266,491
3.77%, 01/24/29 (a)(b)	308,000	324,235
4.43%, 01/23/30 (a)(b)	130,000	144,084
2.70%, 01/22/31 (a)(b)	240,000	234,798
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	263,852
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northern Trust Corp.
3.95%, 10/30/25	100,000	100,416
3.65%, 08/03/28 (a)	75,000	84,169
3.15%, 05/03/29 (a)	50,000	52,919
PNC Bank NA
4.05%, 07/26/28	250,000	271,054
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	250,000	254,085
3.45%, 04/23/29 (a)	75,000	76,981
2.55%, 01/22/30 (a)	190,000	185,001
Royal Bank of Canada
4.65%, 01/27/26	100,000	108,624
Royal Bank of Scotland Group PLC
4.89%, 05/18/29 (a)(b)	225,000	239,265
5.08%, 01/27/30 (a)(b)	200,000	217,227
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	100,000	102,629
3.24%, 10/05/26 (a)	200,000	184,229
4.40%, 07/13/27 (a)	35,000	33,835
State Street Corp.
3.55%, 08/18/25	50,000	51,786
2.65%, 05/19/26	150,000	154,543
4.14%, 12/03/29 (a)(b)	50,000	55,294
2.40%, 01/24/30	75,000	72,909
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	250,000	253,071
3.36%, 07/12/27	200,000	203,681
3.35%, 10/18/27	75,000	76,731
3.54%, 01/17/28	75,000	77,454
4.31%, 10/16/28	100,000	109,369
3.04%, 07/16/29	250,000	248,997
3.20%, 09/17/29	100,000	95,472
2.75%, 01/15/30	200,000	195,413
Synchrony Financial
3.95%, 12/01/27 (a)	100,000	91,922
5.15%, 03/19/29 (a)	110,000	117,643
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	50,000	49,785
Truist Bank
3.63%, 09/16/25 (a)	250,000	263,420
4.05%, 11/03/25 (a)	75,000	80,146
Truist Financial Corp.
3.70%, 06/05/25 (a)	75,000	81,253
3.88%, 03/19/29 (a)	50,000	51,395
US Bancorp
3.95%, 11/17/25 (a)	100,000	109,055
2.38%, 07/22/26 (a)	150,000	151,414
3.15%, 04/27/27 (a)	170,000	175,488
3.00%, 07/30/29 (a)	100,000	101,010
Wachovia Corp.
7.57%, 08/01/26	25,000	31,907
Wells Fargo & Co.
3.55%, 09/29/25	250,000	264,394
3.00%, 04/22/26	325,000	335,710
4.10%, 06/03/26	100,000	105,945
3.00%, 10/23/26	300,000	313,225
3.20%, 06/17/27 (a)(b)	100,000	103,133
4.30%, 07/22/27	250,000	265,486
3.58%, 05/22/28 (a)(b)	300,000	313,921
4.15%, 01/24/29 (a)	202,000	220,742
2.88%, 10/30/30 (a)(b)	400,000	396,926
2.57%, 02/11/31 (a)(b)	100,000	95,898
Westpac Banking Corp.
2.85%, 05/13/26	150,000	155,060
2.70%, 08/19/26	100,000	103,402

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 01/25/28	50,000	53,319
2.65%, 01/16/30	70,000	69,435
4.32%, 11/23/31 (a)(b)	100,000	102,040
4.11%, 07/24/34 (a)(b)	125,000	120,567
		32,236,152
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	50,000	52,621
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	49,065
BlackRock, Inc.
3.20%, 03/15/27	50,000	53,801
3.25%, 04/30/29 (a)	75,000	80,018
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	25,000	26,214
3.90%, 01/25/28 (a)	40,000	41,588
4.85%, 03/29/29 (a)	125,000	132,886
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	50,000	52,012
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	150,000	154,450
3.25%, 05/22/29 (a)(d)	30,000	29,916
4.63%, 03/22/30 (a)(d)	100,000	110,329
CME Group, Inc.
3.75%, 06/15/28 (a)	50,000	55,948
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	72,578
Eaton Vance Corp.
3.50%, 04/06/27 (a)	25,000	26,261
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	100,000	105,558
3.10%, 09/15/27 (a)	50,000	52,327
3.75%, 09/21/28 (a)	41,000	43,264
Invesco Finance PLC
3.75%, 01/15/26	50,000	53,160
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	73,716
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	100,000	99,156
4.15%, 01/23/30	80,000	76,936
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	24,901
4.50%, 09/19/28 (a)	100,000	101,559
4.38%, 03/11/29 (a)	10,000	10,129
Legg Mason, Inc.
4.75%, 03/15/26	75,000	76,228
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (a)	50,000	52,343
3.30%, 04/01/27 (a)	50,000	50,844
2.75%, 10/01/29 (a)	25,000	23,871
		1,781,679
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	150,000	115,710
Air Lease Corp.
3.75%, 06/01/26 (a)	50,000	43,463
3.63%, 04/01/27 (a)	100,000	84,445
3.63%, 12/01/27 (a)	50,000	42,209
3.25%, 10/01/29 (a)	35,000	28,020
3.00%, 02/01/30 (a)	50,000	39,465
Aircastle Ltd.
4.25%, 06/15/26 (a)	60,000	50,647
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ares Capital Corp.
3.25%, 07/15/25 (a)	60,000	48,900
GATX Corp.
3.85%, 03/30/27 (a)	50,000	51,964
4.70%, 04/01/29 (a)	75,000	81,364
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	199,867
Owl Rock Capital Corp.
3.75%, 07/22/25 (a)	40,000	32,761
		818,815
Financial Other 0.0%
ORIX Corp.
3.70%, 07/18/27	35,000	36,598
Insurance 4.0%
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	49,773
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	50,000	51,297
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	50,000	48,773
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	95,495
American International Group, Inc.
3.75%, 07/10/25 (a)	170,000	173,262
4.20%, 04/01/28 (a)	50,000	51,868
4.25%, 03/15/29 (a)	100,000	104,236
5.75%, 04/01/48 (a)(b)	50,000	42,978
Anthem, Inc.
3.65%, 12/01/27 (a)	81,000	83,736
4.10%, 03/01/28 (a)	150,000	161,081
2.88%, 09/15/29 (a)	60,000	58,587
Aon Corp.
3.75%, 05/02/29 (a)	100,000	105,372
Aon PLC
3.88%, 12/15/25 (a)	75,000	77,133
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	50,531
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	64,109
Athene Holding Ltd.
4.13%, 01/12/28 (a)	70,000	64,225
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,191
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	150,000	146,490
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	190,000	203,918
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	112,050
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	40,485
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	100,000	106,162
CNA Financial Corp.
4.50%, 03/01/26 (a)	25,000	25,907
3.90%, 05/01/29 (a)	50,000	49,989
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	104,229
5.25%, 05/30/29 (a)	25,000	24,482
Enstar Group Ltd.
4.95%, 06/01/29 (a)	50,000	47,910

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	150,000	148,572
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	55,055
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	50,961
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	97,964
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	51,049
3.13%, 08/15/29 (a)	50,000	47,677
Lincoln National Corp.
3.80%, 03/01/28 (a)	25,000	24,884
3.05%, 01/15/30 (a)	50,000	46,513
Loews Corp.
3.75%, 04/01/26 (a)	100,000	104,410
Manulife Financial Corp.
4.15%, 03/04/26	95,000	96,923
4.06%, 02/24/32 (a)(b)	50,000	49,506
Markel Corp.
3.50%, 11/01/27 (a)	75,000	78,316
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	100,000	103,751
4.38%, 03/15/29 (a)	75,000	82,782
Mercury General Corp.
4.40%, 03/15/27 (a)	25,000	27,855
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	104,047
4.55%, 03/23/30 (a)	50,000	55,354
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	52,334
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	45,155
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	65,000	67,299
Progressive Corp.
2.45%, 01/15/27	100,000	99,931
3.20%, 03/26/30 (a)	50,000	54,272
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	125,000	129,695
2.10%, 03/10/30 (a)	50,000	46,408
5.38%, 05/15/45 (a)(b)	50,000	47,613
4.50%, 09/15/47 (a)(b)	100,000	82,378
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	31,279
3.90%, 05/15/29 (a)	50,000	51,428
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	52,362
UnitedHealth Group, Inc.
3.75%, 07/15/25	180,000	194,575
3.70%, 12/15/25	100,000	108,350
3.38%, 04/15/27	50,000	52,908
2.95%, 10/15/27	100,000	104,620
3.85%, 06/15/28	125,000	138,849
3.88%, 12/15/28	50,000	55,919
2.88%, 08/15/29	75,000	78,483
Unum Group
4.00%, 06/15/29 (a)	50,000	48,333
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	20,517
Willis North America, Inc.
4.50%, 09/15/28 (a)	50,000	54,771
		5,098,367
Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 5.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	51,398
3.80%, 04/15/26 (a)	50,000	50,405
3.95%, 01/15/28 (a)	100,000	103,268
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	74,242
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	50,122
4.90%, 02/15/29 (a)	30,000	29,546
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	50,000	51,210
2.95%, 05/11/26 (a)	35,000	34,492
2.90%, 10/15/26 (a)	100,000	100,594
3.35%, 05/15/27 (a)	30,000	30,174
2.30%, 03/01/30 (a)	50,000	47,433
Boston Properties LP
3.65%, 02/01/26 (a)	225,000	226,050
4.50%, 12/01/28 (a)	100,000	110,164
2.90%, 03/15/30 (a)	35,000	32,201
Brandywine Operating Partnership LP
4.55%, 10/01/29 (a)	50,000	53,359
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	49,064
4.13%, 05/15/29 (a)	100,000	102,383
Camden Property Trust
3.15%, 07/01/29 (a)	75,000	73,662
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	37,101
Corporate Office Properties LP
5.00%, 07/01/25 (a)	25,000	28,199
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	103,659
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	44,700
Digital Realty Trust LP
4.75%, 10/01/25 (a)	40,000	43,066
4.45%, 07/15/28 (a)	100,000	100,920
3.60%, 07/01/29 (a)	100,000	98,833
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	51,879
2.88%, 11/15/29 (a)	50,000	48,182
EPR Properties
4.50%, 06/01/27 (a)	50,000	45,388
4.95%, 04/15/28 (a)	100,000	93,050
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	76,025
4.15%, 12/01/28 (a)	100,000	105,849
3.00%, 07/01/29 (a)	70,000	68,511
Essex Portfolio LP
3.38%, 04/15/26 (a)	70,000	72,278
4.00%, 03/01/29 (a)	100,000	103,956
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	102,664
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	35,000	34,895
3.10%, 02/15/30 (a)	50,000	44,708
Healthpeak Properties, Inc.
4.00%, 06/01/25 (a)	100,000	99,465
3.25%, 07/15/26 (a)	93,000	90,622
3.00%, 01/15/30 (a)	50,000	46,914
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	105,546

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	82,084
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	20,000	19,523
4.65%, 04/01/29 (a)	100,000	105,946
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	75,958
3.05%, 02/15/30 (a)	75,000	68,781
Kimco Realty Corp.
2.80%, 10/01/26 (a)	125,000	123,958
Life Storage LP
3.88%, 12/15/27 (a)	70,000	65,753
4.00%, 06/15/29 (a)	30,000	30,605
Mid-America Apartments LP
4.00%, 11/15/25 (a)	20,000	21,185
4.20%, 06/15/28 (a)	100,000	105,266
3.95%, 03/15/29 (a)	40,000	41,030
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	100,000	104,439
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	100,495
3.63%, 10/01/29 (a)	100,000	87,246
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	48,603
Prologis LP
3.75%, 11/01/25 (a)	100,000	107,468
3.25%, 10/01/26 (a)	29,000	29,777
2.13%, 04/15/27 (a)	50,000	49,126
Public Storage
3.09%, 09/15/27 (a)	100,000	101,650
Realty Income Corp.
3.88%, 04/15/25 (a)	40,000	41,064
4.13%, 10/15/26 (a)	100,000	100,068
3.65%, 01/15/28 (a)	75,000	75,524
Regency Centers LP
3.60%, 02/01/27 (a)	50,000	51,595
2.95%, 09/15/29 (a)	50,000	47,215
Sabra Health Care LP
5.13%, 08/15/26 (a)	50,000	47,462
3.90%, 10/15/29 (a)	40,000	36,340
Service Properties Trust
4.75%, 10/01/26 (a)	75,000	61,427
4.95%, 10/01/29 (a)	100,000	80,549
4.38%, 02/15/30 (a)	50,000	38,365
Simon Property Group LP
3.50%, 09/01/25 (a)	30,000	30,329
3.30%, 01/15/26 (a)	50,000	50,295
3.38%, 06/15/27 (a)	100,000	97,347
2.45%, 09/13/29 (a)	150,000	135,267
SITE Centers Corp.
4.70%, 06/01/27 (a)	26,000	27,990
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	32,920
3.20%, 01/15/27 (a)	75,000	68,160
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	70,050
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	48,535
UDR, Inc.
4.40%, 01/26/29 (a)	100,000	106,445
3.20%, 01/15/30 (a)	75,000	74,321
Ventas Realty LP
3.25%, 10/15/26 (a)	25,000	23,855
3.85%, 04/01/27 (a)	45,000	44,862
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/01/28 (a)	21,000	20,988
4.40%, 01/15/29 (a)	150,000	153,674
3.00%, 01/15/30 (a)	45,000	40,514
VEREIT Operating Partnership LP
4.63%, 11/01/25 (a)	50,000	46,854
4.88%, 06/01/26 (a)	50,000	47,842
3.95%, 08/15/27 (a)	75,000	68,002
3.10%, 12/15/29 (a)	20,000	17,268
Welltower, Inc.
4.00%, 06/01/25 (a)	100,000	100,609
4.25%, 04/01/26 (a)	135,000	139,719
4.13%, 03/15/29 (a)	100,000	104,644
WP Carey, Inc.
3.85%, 07/15/29 (a)	80,000	78,605
		6,493,774
		46,465,385

Industrial 56.9%
Basic Industry 2.6%
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(c)	50,000	47,280
ArcelorMittal S.A.
6.13%, 06/01/25	50,000	49,597
4.55%, 03/11/26	25,000	22,546
4.25%, 07/16/29	50,000	44,781
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	50,595
Dow Chemical Co.
4.55%, 11/30/25 (a)	75,000	79,024
3.63%, 05/15/26 (a)	25,000	25,861
4.80%, 11/30/28 (a)	90,000	96,408
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	125,000	133,154
4.73%, 11/15/28 (a)	170,000	188,645
Eastman Chemical Co.
4.50%, 12/01/28 (a)	25,000	26,699
Ecolab, Inc.
2.70%, 11/01/26 (a)	75,000	77,467
3.25%, 12/01/27 (a)	25,000	25,263
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	25,000	24,088
FMC Corp.
3.20%, 10/01/26 (a)	50,000	50,982
Huntsman International LLC
4.50%, 05/01/29 (a)	75,000	64,152
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	59,112
International Paper Co.
3.80%, 01/15/26 (a)	35,000	38,040
3.00%, 02/15/27 (a)	100,000	104,237
Kinross Gold Corp.
4.50%, 07/15/27 (a)	50,000	47,700
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	73,356
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	43,864
Newmont Corp.
2.80%, 10/01/29 (a)	75,000	70,805
Nucor Corp.
3.95%, 05/01/28 (a)	50,000	51,360

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nutrien Ltd.
3.00%, 04/01/25 (a)	25,000	24,999
4.00%, 12/15/26 (a)	75,000	79,196
4.20%, 04/01/29 (a)	50,000	53,077
Packaging Corp. of America
3.00%, 12/15/29 (a)	85,000	83,909
PPG Industries, Inc.
3.75%, 03/15/28 (a)	25,000	27,024
2.80%, 08/15/29 (a)	75,000	74,758
Praxair, Inc.
3.20%, 01/30/26 (a)	50,000	53,113
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	100,000	105,763
7.13%, 07/15/28	50,000	65,465
Rohm & Haas Co.
7.85%, 07/15/29	100,000	126,893
RPM International, Inc.
4.55%, 03/01/29 (a)	50,000	53,605
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	50,000	51,265
3.45%, 06/01/27 (a)	25,000	25,826
2.95%, 08/15/29 (a)	135,000	133,226
Steel Dynamics, Inc.
4.13%, 09/15/25 (a)	25,000	23,355
5.00%, 12/15/26 (a)	70,000	70,597
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	186,990
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	109,140
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	75,000	68,905
WestRock MWV LLC
8.20%, 01/15/30	20,000	26,911
Weyerhaeuser Co.
6.95%, 10/01/27	25,000	26,617
4.00%, 11/15/29 (a)	75,000	77,563
WRKCo, Inc.
4.65%, 03/15/26 (a)	75,000	79,011
3.38%, 09/15/27 (a)	75,000	74,135
4.00%, 03/15/28 (a)	25,000	27,369
3.90%, 06/01/28 (a)	25,000	25,355
4.90%, 03/15/29 (a)	50,000	53,271
		3,302,354
Capital Goods 5.5%
3M Co.
3.00%, 08/07/25	50,000	52,323
2.88%, 10/15/27 (a)	100,000	104,984
3.38%, 03/01/29 (a)	100,000	107,234
2.38%, 08/26/29 (a)	100,000	100,495
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	60,000	64,261
Allegion PLC
3.50%, 10/01/29 (a)	50,000	48,444
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)(c)	65,000	70,494
Avery Dennison Corp.
4.88%, 12/06/28 (a)	45,000	49,835
Boeing Co.
2.60%, 10/30/25 (a)	25,000	22,442
3.10%, 05/01/26 (a)	50,000	46,210
2.25%, 06/15/26 (a)	50,000	44,220
2.70%, 02/01/27 (a)	20,000	18,419
3.25%, 03/01/28 (a)	40,000	37,860
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 11/01/28 (a)	50,000	44,671
3.20%, 03/01/29 (a)	70,000	65,796
2.95%, 02/01/30 (a)	50,000	46,418
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	100,000	87,513
Carrier Global Corp.
2.49%, 02/15/27 (a)(c)	125,000	119,219
2.72%, 02/15/30 (a)(c)	150,000	138,640
Caterpillar, Inc.
2.60%, 09/19/29 (a)	80,000	78,694
CNH Industrial NV
3.85%, 11/15/27 (a)	40,000	38,779
Deere & Co.
5.38%, 10/16/29	50,000	60,572
Dover Corp.
3.15%, 11/15/25 (a)	50,000	52,082
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	22,893
Embraer Netherlands Finance BV
5.05%, 06/15/25	25,000	21,350
5.40%, 02/01/27	100,000	88,044
Fortive Corp.
3.15%, 06/15/26 (a)	95,000	96,900
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	75,000	76,999
3.25%, 09/15/29 (a)	25,000	24,088
General Dynamics Corp.
3.50%, 05/15/25 (a)	150,000	160,264
2.13%, 08/15/26 (a)	75,000	75,132
3.50%, 04/01/27 (a)	100,000	107,990
General Electric Co.
5.55%, 01/05/26	50,000	52,982
Hexcel Corp.
3.95%, 02/15/27 (a)	50,000	51,475
Honeywell International, Inc.
2.50%, 11/01/26 (a)	110,000	111,861
2.70%, 08/15/29 (a)	75,000	75,679
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	52,948
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	49,296
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	75,000	76,142
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	50,000	51,191
3.80%, 03/21/29 (a)	90,000	92,992
John Deere Capital Corp.
2.65%, 06/10/26	150,000	155,923
2.25%, 09/14/26	50,000	49,305
2.80%, 09/08/27	35,000	36,876
3.05%, 01/06/28	50,000	51,843
3.45%, 03/07/29	20,000	21,396
2.80%, 07/18/29	15,000	15,190
2.45%, 01/09/30	40,000	40,668
Johnson Controls International plc
3.90%, 02/14/26 (a)	50,000	56,510
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)(c)	100,000	105,968
4.40%, 06/15/28 (a)	50,000	53,815
4.40%, 06/15/28 (a)(c)	125,000	132,412
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	50,149
4.40%, 03/15/29 (a)	50,000	52,748

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	135,000	145,124
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	72,000	70,862
Masco Corp.
4.45%, 04/01/25 (a)	60,000	60,178
4.38%, 04/01/26 (a)	25,000	24,176
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	50,000	51,569
3.25%, 01/15/28 (a)	165,000	171,566
nVent Finance Sarl
4.55%, 04/15/28 (a)	40,000	44,747
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(c)	50,000	48,855
2.29%, 04/05/27 (a)(c)	100,000	96,104
2.57%, 02/15/30 (a)(c)	120,000	116,803
Owens Corning
3.40%, 08/15/26 (a)	100,000	95,634
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	59,687
3.25%, 06/14/29 (a)	75,000	76,272
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	51,809
Precision Castparts Corp.
3.25%, 06/15/25 (a)	50,000	52,046
Republic Services, Inc.
2.90%, 07/01/26 (a)	50,000	50,868
3.38%, 11/15/27 (a)	15,000	15,291
3.95%, 05/15/28 (a)	75,000	81,438
2.30%, 03/01/30 (a)	75,000	71,116
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	53,052
Rockwell Collins, Inc.
3.50%, 03/15/27 (a)	100,000	103,319
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	50,000	53,704
3.80%, 12/15/26 (a)	50,000	51,676
4.20%, 09/15/28 (a)	50,000	53,895
2.95%, 09/15/29 (a)	75,000	74,440
Snap-on, Inc.
3.25%, 03/01/27 (a)	25,000	25,846
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	25,000	25,825
4.25%, 11/15/28 (a)	50,000	53,715
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	48,893
3.90%, 09/17/29 (a)	75,000	74,287
United Technologies Corp.
3.95%, 08/16/25 (a)	150,000	163,730
3.13%, 05/04/27 (a)	125,000	127,671
6.70%, 08/01/28	20,000	25,738
4.13%, 11/16/28 (a)	275,000	302,599
Vulcan Materials Co.
4.50%, 04/01/25 (a)	25,000	26,426
3.90%, 04/01/27 (a)	50,000	50,444
Waste Connections, Inc.
4.25%, 12/01/28 (a)	25,000	27,117
3.50%, 05/01/29 (a)	50,000	51,209
2.60%, 02/01/30 (a)	50,000	47,022
Waste Management, Inc.
3.20%, 06/15/26 (a)	100,000	105,081
3.15%, 11/15/27 (a)	155,000	159,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	85,000	78,399
4.95%, 09/15/28 (a)(e)(f)	75,000	72,659
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	53,390
		6,904,189
Communications 7.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	75,000	79,320
American Tower Corp.
4.00%, 06/01/25 (a)	50,000	51,962
4.40%, 02/15/26 (a)	20,000	21,480
3.38%, 10/15/26 (a)	125,000	125,063
3.55%, 07/15/27 (a)	150,000	150,004
3.60%, 01/15/28 (a)	100,000	100,146
3.95%, 03/15/29 (a)	50,000	52,073
3.80%, 08/15/29 (a)	125,000	127,780
2.90%, 01/15/30 (a)	35,000	34,626
AT&T, Inc.
3.40%, 05/15/25 (a)	300,000	310,893
3.88%, 01/15/26 (a)	100,000	103,803
4.13%, 02/17/26 (a)	460,000	488,458
2.95%, 07/15/26 (a)	190,000	189,825
3.80%, 02/15/27 (a)	95,000	99,646
4.25%, 03/01/27 (a)	100,000	106,595
4.10%, 02/15/28 (a)	75,000	78,900
4.35%, 03/01/29 (a)	225,000	242,027
4.30%, 02/15/30 (a)	225,000	241,741
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	328,000	348,641
3.75%, 02/15/28 (a)	95,000	93,785
4.20%, 03/15/28 (a)	25,000	25,502
5.05%, 03/30/29 (a)	125,000	135,099
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	159,559
3.95%, 10/15/25 (a)	225,000	246,277
3.15%, 03/01/26 (a)	175,000	183,171
2.35%, 01/15/27 (a)	50,000	49,810
3.30%, 02/01/27 (a)	175,000	184,330
3.15%, 02/15/28 (a)	125,000	130,989
3.55%, 05/01/28 (a)	100,000	107,370
4.15%, 10/15/28 (a)	242,000	272,773
2.65%, 02/01/30 (a)	100,000	103,232
Crown Castle International Corp.
4.45%, 02/15/26 (a)	100,000	104,650
3.65%, 09/01/27 (a)	100,000	101,445
3.80%, 02/15/28 (a)	25,000	25,447
4.30%, 02/15/29 (a)	125,000	130,542
3.10%, 11/15/29 (a)	50,000	48,723
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	104,332
3.95%, 03/20/28 (a)	50,000	49,213
4.13%, 05/15/29 (a)	150,000	144,940
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	50,000	54,340
Fox Corp.
4.71%, 01/25/29 (a)	125,000	137,282
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	76,659
4.75%, 03/30/30 (a)	100,000	99,147
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	78,086

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	124,798
RELX Capital, Inc.
4.00%, 03/18/29 (a)	85,000	89,377
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	130,932
S&P Global, Inc.
4.00%, 06/15/25 (a)	95,000	99,706
4.40%, 02/15/26 (a)	100,000	111,031
2.95%, 01/22/27 (a)	50,000	50,122
TCI Communications, Inc.
7.88%, 02/15/26	50,000	64,251
7.13%, 02/15/28	50,000	65,027
Telefonica Emisiones S.A.
4.10%, 03/08/27	150,000	154,849
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	82,466
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	49,527
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	157,778
Verizon Communications, Inc.
2.63%, 08/15/26	100,000	103,065
4.13%, 03/16/27	225,000	250,786
4.33%, 09/21/28	335,000	380,821
3.88%, 02/08/29 (a)	175,000	196,881
4.02%, 12/03/29 (a)	300,000	337,429
3.15%, 03/22/30 (a)	125,000	135,020
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	150,000	135,553
3.38%, 02/15/28 (a)	50,000	45,962
3.70%, 06/01/28 (a)	50,000	45,367
Vodafone Group PLC
4.13%, 05/30/25	100,000	106,556
4.38%, 05/30/28	215,000	227,399
7.88%, 02/15/30	50,000	65,993
Walt Disney Co.
3.38%, 11/15/26 (a)	150,000	160,907
3.70%, 03/23/27	100,000	110,895
2.00%, 09/01/29 (a)	150,000	146,320
3.80%, 03/22/30	100,000	112,534
		9,541,038
Consumer Cyclical 7.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	200,000	213,949
Amazon.com, Inc.
5.20%, 12/03/25 (a)	175,000	208,639
3.15%, 08/22/27 (a)	200,000	221,725
American Honda Finance Corp.
2.35%, 01/08/27	50,000	47,186
3.50%, 02/15/28	70,000	70,201
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	70,855
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	75,000	81,416
AutoNation, Inc.
4.50%, 10/01/25 (a)	25,000	23,953
3.80%, 11/15/27 (a)	50,000	47,100
AutoZone, Inc.
3.25%, 04/15/25 (a)	30,000	30,009
3.75%, 06/01/27 (a)	25,000	25,318
3.75%, 04/18/29 (a)	75,000	76,316
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	51,541
Block Financial LLC
5.25%, 10/01/25 (a)	25,000	25,041
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	75,000	73,883
3.55%, 03/15/28 (a)	25,000	25,033
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	23,629
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	80,862
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	50,000	45,681
Dollar General Corp.
4.15%, 11/01/25 (a)	50,000	53,456
3.88%, 04/15/27 (a)	50,000	51,586
4.13%, 05/01/28 (a)	50,000	52,894
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	125,000	128,702
4.20%, 05/15/28 (a)	75,000	76,561
eBay, Inc.
3.60%, 06/05/27 (a)	75,000	76,575
Expedia Group, Inc.
5.00%, 02/15/26 (a)	25,000	22,655
3.80%, 02/15/28 (a)	75,000	64,881
3.25%, 02/15/30 (a)	125,000	104,603
General Motors Co.
4.00%, 04/01/25	50,000	43,306
4.20%, 10/01/27 (a)	25,000	20,982
5.00%, 10/01/28 (a)	130,000	112,009
General Motors Financial Co., Inc.
4.35%, 04/09/25 (a)	50,000	43,476
4.30%, 07/13/25 (a)	100,000	87,857
5.25%, 03/01/26 (a)	150,000	132,254
4.00%, 10/06/26 (a)	50,000	42,557
4.35%, 01/17/27 (a)	50,000	40,004
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	90,000	83,505
5.75%, 06/01/28 (a)	30,000	26,824
5.30%, 01/15/29 (a)	134,000	114,106
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	50,000	47,057
Home Depot, Inc.
3.35%, 09/15/25 (a)	130,000	140,333
3.00%, 04/01/26 (a)	125,000	131,920
2.80%, 09/14/27 (a)	155,000	160,282
3.90%, 12/06/28 (a)	50,000	55,737
2.95%, 06/15/29 (a)	94,000	97,605
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	48,405
4.38%, 09/15/28 (a)	10,000	9,141
IHS Markit Ltd.
4.75%, 08/01/28 (a)	125,000	130,954
4.25%, 05/01/29 (a)	25,000	25,117
JD.com, Inc.
3.88%, 04/29/26	200,000	208,788
Kohl's Corp.
4.25%, 07/17/25 (a)	50,000	43,169
Las Vegas Sands Corp.
2.90%, 06/25/25 (a)	50,000	44,057
3.50%, 08/18/26 (a)	150,000	137,901
3.90%, 08/08/29 (a)	25,000	21,550

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lear Corp.
3.80%, 09/15/27 (a)	60,000	54,828
4.25%, 05/15/29 (a)	25,000	22,430
Lowe's Cos., Inc.
3.38%, 09/15/25 (a)	45,000	46,672
2.50%, 04/15/26 (a)	175,000	172,836
3.10%, 05/03/27 (a)	75,000	75,480
6.50%, 03/15/29	22,000	26,585
3.65%, 04/05/29 (a)	100,000	102,990
Marriott International, Inc.
4.65%, 12/01/28 (a)	100,000	96,056
Mastercard, Inc.
2.95%, 11/21/26 (a)	25,000	26,856
3.50%, 02/26/28 (a)	50,000	54,498
2.95%, 06/01/29 (a)	125,000	133,289
3.35%, 03/26/30 (a)	150,000	166,492
McDonald's Corp.
3.38%, 05/26/25 (a)	100,000	104,558
3.70%, 01/30/26 (a)	100,000	105,684
3.50%, 03/01/27 (a)	125,000	130,057
3.80%, 04/01/28 (a)	100,000	105,991
2.63%, 09/01/29 (a)	100,000	97,183
NIKE, Inc.
2.38%, 11/01/26 (a)	75,000	77,070
2.75%, 03/27/27 (a)	100,000	104,591
2.85%, 03/27/30 (a)	100,000	105,680
Nordstrom, Inc.
4.00%, 03/15/27 (a)	20,000	16,554
6.95%, 03/15/28	25,000	23,563
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	103,129
3.90%, 06/01/29 (a)	50,000	50,308
QVC, Inc.
4.75%, 02/15/27 (a)	45,000	39,875
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	50,000	52,651
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	50,000	37,500
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	186,442
Starbucks Corp.
3.80%, 08/15/25 (a)	50,000	53,455
2.45%, 06/15/26 (a)	75,000	74,360
3.50%, 03/01/28 (a)	75,000	77,576
4.00%, 11/15/28 (a)	11,000	11,959
3.55%, 08/15/29 (a)	100,000	104,086
2.25%, 03/12/30 (a)	75,000	70,359
Tapestry, Inc.
4.25%, 04/01/25 (a)	60,000	54,948
4.13%, 07/15/27 (a)	20,000	17,098
Target Corp.
2.25%, 04/15/25 (a)	100,000	102,086
2.50%, 04/15/26	115,000	118,291
3.38%, 04/15/29 (a)	100,000	108,350
TJX Cos., Inc.
2.25%, 09/15/26 (a)	60,000	57,246
Toyota Motor Credit Corp.
3.00%, 04/01/25	200,000	200,757
3.40%, 04/14/25	100,000	103,120
3.20%, 01/11/27	50,000	51,063
3.05%, 01/11/28	100,000	100,007
3.65%, 01/08/29	25,000	25,939
2.15%, 02/13/30	75,000	69,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
3.15%, 12/14/25 (a)	185,000	202,100
2.75%, 09/15/27 (a)	200,000	211,040
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	150,000	149,392
Walmart, Inc.
3.55%, 06/26/25 (a)	100,000	109,376
3.05%, 07/08/26 (a)	100,000	107,908
3.70%, 06/26/28 (a)	200,000	224,910
3.25%, 07/08/29 (a)	100,000	110,144
2.38%, 09/24/29 (a)	50,000	52,002
7.55%, 02/15/30	75,000	110,105
		9,120,130
Consumer Non-Cyclical 15.5%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	109,012
3.75%, 11/30/26 (a)	50,000	55,907
AbbVie, Inc.
3.60%, 05/14/25 (a)	275,000	287,812
3.20%, 05/14/26 (a)	175,000	179,208
2.95%, 11/21/26 (a)(c)	275,000	280,130
4.25%, 11/14/28 (a)	100,000	107,779
3.20%, 11/21/29 (a)(c)	475,000	474,603
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	30,000	33,264
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	25,000	25,225
2.75%, 09/15/29 (a)	50,000	48,763
Ahold Finance USA LLC
6.88%, 05/01/29	25,000	34,063
Altria Group, Inc.
4.40%, 02/14/26 (a)	100,000	103,283
2.63%, 09/16/26 (a)	75,000	71,826
4.80%, 02/14/29 (a)	225,000	234,484
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	50,000	50,418
Amgen, Inc.
3.13%, 05/01/25 (a)	50,000	52,182
2.60%, 08/19/26 (a)	50,000	52,413
2.20%, 02/21/27 (a)	50,000	49,625
3.20%, 11/02/27 (a)	125,000	129,754
2.45%, 02/21/30 (a)	125,000	124,186
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	300,000	315,004
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	35,000	36,687
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	265,509
4.75%, 01/23/29 (a)	295,000	328,227
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	75,000	75,628
3.25%, 03/27/30 (a)	100,000	106,121
AstraZeneca PLC
3.38%, 11/16/25	155,000	162,637
3.13%, 06/12/27 (a)	30,000	31,649
4.00%, 01/17/29 (a)	100,000	112,178
BAT Capital Corp.
3.22%, 09/06/26 (a)	100,000	95,822
3.56%, 08/15/27 (a)	200,000	192,242
3.46%, 09/06/29 (a)	50,000	46,503
Baxalta, Inc.
4.00%, 06/23/25 (a)	105,000	111,334

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	73,710
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	150,000	152,149
Biogen, Inc.
4.05%, 09/15/25 (a)	100,000	105,804
Boston Scientific Corp.
3.85%, 05/15/25	50,000	53,403
3.75%, 03/01/26 (a)	25,000	26,269
4.00%, 03/01/29 (a)	150,000	158,714
Bristol-Myers Squibb Co.
3.88%, 08/15/25 (a)(c)	175,000	190,451
3.20%, 06/15/26 (a)(c)	225,000	239,445
3.25%, 02/27/27	100,000	108,595
3.45%, 11/15/27 (a)(c)	100,000	106,676
3.40%, 07/26/29 (a)(c)	325,000	359,125
Brown-Forman Corp.
3.50%, 04/15/25 (a)	25,000	26,323
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	100,000	90,097
Campbell Soup Co.
4.15%, 03/15/28 (a)	75,000	80,350
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	50,000	51,198
3.41%, 06/15/27 (a)	100,000	101,612
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	25,772
Cigna Corp.
4.13%, 11/15/25 (a)	200,000	213,741
3.40%, 03/01/27 (a)(c)	100,000	101,550
3.05%, 10/15/27 (a)(c)	200,000	198,095
4.38%, 10/15/28 (a)	275,000	296,827
2.40%, 03/15/30 (a)	100,000	95,337
Clorox Co.
3.90%, 05/15/28 (a)	50,000	55,267
Coca-Cola Co.
2.88%, 10/27/25	120,000	128,401
2.55%, 06/01/26	75,000	78,404
2.25%, 09/01/26	25,000	25,964
3.38%, 03/25/27	100,000	110,409
2.90%, 05/25/27	30,000	31,756
2.13%, 09/06/29	100,000	100,555
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	25,000	26,661
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	147,574
CommonSpirit Health
3.35%, 10/01/29 (a)	70,000	68,913
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	75,000	80,063
4.85%, 11/01/28 (a)	125,000	134,336
Constellation Brands, Inc.
4.75%, 12/01/25	100,000	104,593
3.70%, 12/06/26 (a)	75,000	73,620
3.50%, 05/09/27 (a)	75,000	72,624
4.65%, 11/15/28 (a)	75,000	77,298
3.15%, 08/01/29 (a)	25,000	23,382
CVS Health Corp.
3.88%, 07/20/25 (a)	225,000	233,272
2.88%, 06/01/26 (a)	100,000	101,042
3.00%, 08/15/26 (a)	100,000	100,899
4.30%, 03/25/28 (a)	710,000	754,595
3.25%, 08/15/29 (a)	150,000	150,703
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	157,184
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	75,000	74,751
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	212,483
Eli Lilly & Co.
2.75%, 06/01/25 (a)	75,000	78,421
3.10%, 05/15/27 (a)	25,000	27,166
3.38%, 03/15/29 (a)	75,000	83,110
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	50,000	51,433
2.38%, 12/01/29 (a)	50,000	48,538
General Mills, Inc.
4.00%, 04/17/25 (a)	75,000	80,084
4.20%, 04/17/28 (a)	125,000	137,849
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	200,000	216,588
2.95%, 03/01/27 (a)	150,000	155,147
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	75,000	80,771
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	100,000	108,635
3.88%, 05/15/28	150,000	168,331
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	48,133
3.50%, 09/15/27 (a)	30,000	27,739
3.90%, 11/19/29 (a)	80,000	71,861
HCA, Inc.
5.25%, 04/15/25	120,000	125,757
5.25%, 06/15/26 (a)	150,000	157,716
4.13%, 06/15/29 (a)	175,000	175,815
Hershey Co.
2.30%, 08/15/26 (a)	14,000	14,296
2.45%, 11/15/29 (a)	75,000	74,409
JM Smucker Co.
3.38%, 12/15/27 (a)	25,000	25,854
Johnson & Johnson
2.45%, 03/01/26 (a)	175,000	187,386
2.95%, 03/03/27 (a)	150,000	164,148
2.90%, 01/15/28 (a)	25,000	27,464
6.95%, 09/01/29	12,000	17,051
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	50,000	52,371
Kellogg Co.
3.25%, 04/01/26	25,000	25,646
3.40%, 11/15/27 (a)	100,000	101,869
4.30%, 05/15/28 (a)	25,000	26,970
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	160,124
2.55%, 09/15/26 (a)	37,000	35,794
3.43%, 06/15/27 (a)	25,000	25,304
4.60%, 05/25/28 (a)	125,000	137,034
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	104,776
3.95%, 11/01/28 (a)	50,000	56,260
3.20%, 04/25/29 (a)	35,000	37,637
Kroger Co.
3.50%, 02/01/26 (a)	25,000	26,003
2.65%, 10/15/26 (a)	100,000	99,671
4.50%, 01/15/29 (a)	75,000	84,110
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	95,443
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	50,000	51,131

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	26,581
4.75%, 05/30/29 (a)	50,000	56,926
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	60,000	64,388
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	35,000	37,052
Merck & Co., Inc.
3.40%, 03/07/29 (a)	150,000	165,698
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	150,000	142,386
Mondelez International, Inc.
3.63%, 02/13/26 (a)	100,000	105,228
Mylan N.V.
3.95%, 06/15/26 (a)	100,000	101,733
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	101,988
Novartis Capital Corp.
3.00%, 11/20/25 (a)	125,000	134,794
3.10%, 05/17/27 (a)	150,000	161,237
PepsiCo, Inc.
2.75%, 04/30/25 (a)	100,000	107,204
2.85%, 02/24/26 (a)	50,000	52,972
2.38%, 10/06/26 (a)	35,000	36,331
3.00%, 10/15/27 (a)	200,000	213,154
2.63%, 07/29/29 (a)	75,000	78,504
2.75%, 03/19/30 (a)	150,000	160,297
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	50,000	47,019
Pfizer, Inc.
2.75%, 06/03/26	100,000	105,895
3.00%, 12/15/26	200,000	215,979
3.60%, 09/15/28 (a)	150,000	165,048
Pharmacia LLC
6.60%, 12/01/28	100,000	132,761
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	100,000	104,158
2.75%, 02/25/26 (a)	25,000	24,983
3.13%, 08/17/27 (a)	57,000	59,252
3.13%, 03/02/28 (a)	100,000	102,458
Procter & Gamble Co.
2.70%, 02/02/26	125,000	132,369
2.45%, 11/03/26	25,000	26,403
2.80%, 03/25/27	50,000	53,458
3.00%, 03/25/30	125,000	139,456
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	73,630
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	150,000	152,687
4.20%, 06/30/29 (a)	25,000	27,517
Reynolds American, Inc.
4.45%, 06/12/25 (a)	200,000	206,723
Sanofi
3.63%, 06/19/28 (a)	75,000	86,281
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	100,000	101,843
Stryker Corp.
3.65%, 03/07/28 (a)	125,000	132,262
Sysco Corp.
3.75%, 10/01/25 (a)	25,000	24,082
3.30%, 07/15/26 (a)	25,000	23,767
3.25%, 07/15/27 (a)	150,000	137,205
2.40%, 02/15/30 (a)	40,000	32,887
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	200,000	227,219
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	100,000	100,843
3.20%, 08/15/27 (a)	50,000	51,278
2.60%, 10/01/29 (a)	100,000	97,888
4.50%, 03/25/30 (a)	75,000	84,418
Toledo Hospital
5.33%, 11/15/28	25,000	27,427
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	212,173
3.55%, 06/02/27 (a)	50,000	51,243
4.35%, 03/01/29 (a)	25,000	27,130
Unilever Capital Corp.
2.00%, 07/28/26	150,000	149,752
2.90%, 05/05/27 (a)	100,000	105,130
3.50%, 03/22/28 (a)	100,000	108,386
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	93,336
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	175,000	176,405
3.55%, 03/20/30 (a)	75,000	74,962
Zoetis, Inc.
4.50%, 11/13/25 (a)	50,000	53,443
3.90%, 08/20/28 (a)	75,000	83,229
		19,616,173
Energy 6.8%
Apache Corp.
4.38%, 10/15/28 (a)	75,000	40,807
4.25%, 01/15/30 (a)	50,000	27,044
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	125,000	115,341
3.14%, 11/07/29 (a)	50,000	43,888
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	56,954
4.80%, 05/03/29 (a)	50,000	38,244
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	103,762
3.41%, 02/11/26 (a)	95,000	97,022
3.12%, 05/04/26 (a)	25,000	25,231
3.02%, 01/16/27 (a)	100,000	100,733
3.59%, 04/14/27 (a)	42,000	42,543
3.94%, 09/21/28 (a)	100,000	106,463
4.23%, 11/06/28 (a)	150,000	162,130
BP Capital Markets PLC
3.28%, 09/19/27 (a)	43,000	43,339
3.72%, 11/28/28 (a)	100,000	105,529
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	100,000	78,773
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	100,000	89,626
3.70%, 11/15/29 (a)(c)	125,000	96,417
Chevron Corp.
3.33%, 11/17/25 (a)	50,000	53,491
2.95%, 05/16/26 (a)	175,000	184,554
Cimarex Energy Co.
3.90%, 05/15/27 (a)	65,000	43,758
4.38%, 03/15/29 (a)	45,000	30,256
Concho Resources, Inc.
4.30%, 08/15/28 (a)	125,000	108,014
ConocoPhillips Co.
4.95%, 03/15/26 (a)	150,000	160,041

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips Holding Co.
6.95%, 04/15/29	125,000	152,866
Devon Energy Corp.
5.85%, 12/15/25 (a)	50,000	40,299
Diamondback Energy, Inc.
5.38%, 05/31/25 (a)	75,000	55,594
3.25%, 12/01/26 (a)	50,000	35,549
3.50%, 12/01/29 (a)	100,000	68,860
Dominion Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	50,000	46,797
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	75,000	37,593
4.95%, 05/15/28 (a)	50,000	27,829
4.15%, 09/15/29 (a)	35,000	15,863
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	68,811
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	63,578
3.13%, 11/15/29 (a)	100,000	91,116
Energy Transfer Operating LP
2.90%, 05/15/25 (a)	100,000	84,817
4.75%, 01/15/26 (a)	75,000	65,944
4.20%, 04/15/27 (a)	115,000	108,179
5.50%, 06/01/27 (a)	50,000	43,868
4.95%, 06/15/28 (a)	75,000	63,337
5.25%, 04/15/29 (a)	75,000	62,760
Eni USA, Inc.
7.30%, 11/15/27	50,000	57,341
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	125,000	124,159
4.15%, 10/16/28 (a)	75,000	74,644
3.13%, 07/31/29 (a)	85,000	77,703
2.80%, 01/31/30 (a)	125,000	113,641
5.25%, 08/16/77 (a)(b)	50,000	34,589
5.38%, 02/15/78 (a)(b)	50,000	33,496
EOG Resources, Inc.
3.15%, 04/01/25 (a)	75,000	74,480
4.15%, 01/15/26 (a)	50,000	51,766
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	150,000	158,452
2.28%, 08/16/26 (a)	150,000	151,802
2.44%, 08/16/29 (a)	125,000	130,559
3.48%, 03/19/30 (a)	150,000	166,018
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	93,909
2.92%, 03/01/30 (a)	50,000	39,060
Hess Corp.
4.30%, 04/01/27 (a)	50,000	36,321
7.88%, 10/01/29	55,000	45,893
HollyFrontier Corp.
5.88%, 04/01/26 (a)	80,000	69,480
Husky Energy, Inc.
4.40%, 04/15/29 (a)	50,000	34,838
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	100,000	102,177
4.30%, 03/01/28 (a)	100,000	99,613
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	50,000	49,592
Marathon Oil Corp.
3.85%, 06/01/25 (a)	100,000	71,473
4.40%, 07/15/27 (a)	50,000	33,446
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	49,206
3.80%, 04/01/28 (a)	50,000	42,045
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MPLX LP
4.88%, 06/01/25 (a)	75,000	61,173
4.13%, 03/01/27 (a)	100,000	86,237
4.25%, 12/01/27 (a)(c)	75,000	59,443
4.00%, 03/15/28 (a)	75,000	63,636
4.80%, 02/15/29 (a)	75,000	65,966
National Fuel Gas Co.
3.95%, 09/15/27 (a)	50,000	41,123
4.75%, 09/01/28 (a)	25,000	24,916
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	35,000	26,363
Newfield Exploration Co.
5.38%, 01/01/26 (a)	50,000	26,219
Noble Energy, Inc.
3.85%, 01/15/28 (a)	50,000	35,524
3.25%, 10/15/29 (a)	25,000	16,136
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	40,000	39,618
ONEOK, Inc.
2.20%, 09/15/25 (a)	75,000	58,069
4.55%, 07/15/28 (a)	125,000	106,594
3.40%, 09/01/29 (a)	50,000	38,043
3.10%, 03/15/30 (a)	75,000	56,976
Phillips 66
3.90%, 03/15/28 (a)	75,000	72,369
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	125,000	115,393
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	50,000	49,351
Plains All American Pipeline LP / PAA Finance Corp
4.65%, 10/15/25 (a)	75,000	60,997
4.50%, 12/15/26 (a)	25,000	20,140
3.55%, 12/15/29 (a)	100,000	71,876
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	125,000	113,686
5.00%, 03/15/27 (a)	95,000	84,350
4.20%, 03/15/28 (a)	95,000	81,679
Shell International Finance BV
3.25%, 05/11/25	225,000	236,077
2.88%, 05/10/26	100,000	103,235
2.50%, 09/12/26	147,000	150,419
3.88%, 11/13/28 (a)	100,000	109,996
2.38%, 11/07/29 (a)	90,000	89,006
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	50,000	46,254
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	41,733
4.00%, 10/01/27 (a)	75,000	59,821
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	48,387
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	54,839
Total Capital International S.A.
3.46%, 02/19/29 (a)	125,000	132,657
2.83%, 01/10/30 (a)	60,000	61,086
Total Capital S.A.
3.88%, 10/11/28	50,000	54,338
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	80,000	86,822
4.25%, 05/15/28 (a)	100,000	101,980
Transcanada Trust
5.50%, 09/15/79 (a)(b)	75,000	57,528

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	86,667
4.00%, 03/15/28 (a)	50,000	45,964
Valero Energy Corp.
3.40%, 09/15/26 (a)	110,000	97,786
4.00%, 04/01/29 (a)	100,000	93,216
Valero Energy Partners LP
4.38%, 12/15/26 (a)	75,000	59,609
4.50%, 03/15/28 (a)	50,000	46,469
Williams Cos., Inc.
4.00%, 09/15/25 (a)	68,000	61,294
3.75%, 06/15/27 (a)	100,000	92,889
		8,597,272
Industrial Other 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	50,000	51,694
Cintas Corp. No 2
3.70%, 04/01/27 (a)	100,000	102,965
Fluor Corp.
4.25%, 09/15/28 (a)	40,000	27,999
Hillenbrand, Inc.
4.50%, 09/15/26 (a)	30,000	30,097
Steelcase, Inc.
5.13%, 01/18/29 (a)	50,000	57,048
		269,803
Technology 9.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	125,000	127,453
2.30%, 02/01/30 (a)	75,000	75,087
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	132,187
Amphenol Corp.
4.35%, 06/01/29 (a)	50,000	52,563
2.80%, 02/15/30 (a)	75,000	68,540
Analog Devices, Inc.
3.90%, 12/15/25 (a)	50,000	52,277
3.50%, 12/05/26 (a)	100,000	101,457
Apple, Inc.
3.20%, 05/13/25	225,000	243,935
3.25%, 02/23/26 (a)	200,000	217,740
2.45%, 08/04/26 (a)	150,000	157,354
2.05%, 09/11/26 (a)	200,000	205,375
3.35%, 02/09/27 (a)	150,000	164,285
3.20%, 05/11/27 (a)	100,000	108,503
2.90%, 09/12/27 (a)	200,000	213,732
3.00%, 11/13/27 (a)	150,000	161,677
2.20%, 09/11/29 (a)	175,000	180,197
Applied Materials, Inc.
3.90%, 10/01/25 (a)	25,000	26,745
3.30%, 04/01/27 (a)	125,000	133,282
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	50,000	51,613
3.88%, 01/12/28 (a)	25,000	23,506
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	54,622
2.85%, 01/15/30 (a)	60,000	59,327
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	49,942
Baidu, Inc.
4.13%, 06/30/25	200,000	214,641
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	200,000	191,602
3.50%, 01/15/28 (a)	250,000	235,655
Broadcom, Inc.
4.25%, 04/15/26 (a)(c)	175,000	173,887
4.75%, 04/15/29 (a)(c)	260,000	265,447
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	50,000	50,328
2.90%, 12/01/29 (a)	50,000	45,441
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	55,135
2.50%, 09/20/26 (a)	175,000	185,283
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	50,000	51,030
3.30%, 03/01/30 (a)	75,000	69,724
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(c)	300,000	311,011
4.90%, 10/01/26 (a)(c)	125,000	123,569
5.30%, 10/01/29 (a)(c)	155,000	154,942
DXC Technology Co.
4.75%, 04/15/27 (a)	50,000	49,848
Equinix, Inc.
5.88%, 01/15/26 (a)	50,000	51,041
2.90%, 11/18/26 (a)	125,000	115,801
5.38%, 05/15/27 (a)	100,000	99,824
3.20%, 11/18/29 (a)	50,000	46,967
Fidelity National Information Services, Inc.
3.00%, 08/15/26 (a)	50,000	51,189
4.25%, 05/15/28 (a)	125,000	138,229
3.75%, 05/21/29 (a)	75,000	81,541
Fiserv, Inc.
3.85%, 06/01/25 (a)	160,000	170,230
3.20%, 07/01/26 (a)	100,000	103,517
4.20%, 10/01/28 (a)	50,000	54,147
3.50%, 07/01/29 (a)	225,000	234,255
Flex Ltd.
4.88%, 06/15/29 (a)	75,000	70,925
Global Payments, Inc.
3.20%, 08/15/29 (a)	130,000	125,579
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	150,000	155,968
Intel Corp.
3.70%, 07/29/25 (a)	250,000	273,142
2.60%, 05/19/26 (a)	100,000	103,319
3.75%, 03/25/27 (a)	75,000	83,406
3.15%, 05/11/27 (a)	50,000	53,893
2.45%, 11/15/29 (a)	100,000	101,910
3.90%, 03/25/30 (a)	125,000	143,187
International Business Machines Corp.
7.00%, 10/30/25	60,000	73,472
3.45%, 02/19/26	250,000	268,535
3.30%, 05/15/26	200,000	214,264
3.50%, 05/15/29	200,000	217,650
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	47,560
3.60%, 01/15/30 (a)	35,000	31,650
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	49,005
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	75,000	79,500
3.00%, 10/30/29 (a)	25,000	24,805
KLA Corp.
4.10%, 03/15/29 (a)	50,000	53,425

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lam Research Corp.
3.75%, 03/15/26 (a)	75,000	79,726
4.00%, 03/15/29 (a)	75,000	83,286
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	50,000	51,810
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	41,630
Micron Technology, Inc.
4.98%, 02/06/26 (a)	45,000	47,327
4.19%, 02/15/27 (a)	26,000	26,990
5.33%, 02/06/29 (a)	100,000	109,665
4.66%, 02/15/30 (a)	50,000	52,489
Microsoft Corp.
3.13%, 11/03/25 (a)	250,000	274,069
2.40%, 08/08/26 (a)	320,000	340,275
3.30%, 02/06/27 (a)	275,000	305,983
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	102,155
4.60%, 05/23/29 (a)	25,000	24,838
NVIDIA Corp.
3.20%, 09/16/26 (a)	75,000	81,079
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(c)	50,000	54,714
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(c)	175,000	171,451
4.30%, 06/18/29 (a)(c)	25,000	25,788
Oracle Corp.
2.95%, 05/15/25 (a)	50,000	51,789
2.65%, 07/15/26 (a)	475,000	484,775
3.25%, 11/15/27 (a)	100,000	103,295
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	98,087
2.85%, 10/01/29 (a)	125,000	124,293
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	140,000	147,102
3.25%, 05/20/27 (a)	185,000	195,205
salesforce.com, Inc.
3.70%, 04/11/28 (a)	100,000	110,550
Seagate HDD Cayman
4.88%, 06/01/27 (a)	50,000	49,344
Tech Data Corp.
4.95%, 02/15/27 (a)	30,000	30,173
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	100,000	100,432
Trimble, Inc.
4.90%, 06/15/28 (a)	50,000	59,293
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	50,000	53,763
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	106,439
VMware, Inc.
3.90%, 08/21/27 (a)	75,000	74,144
		11,818,837
Transportation 2.3%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	72,653	62,247
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	77,751	72,625
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/28	41,656	37,254
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	42,725	39,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/28	43,593	38,254
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	85,250	78,535
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	50,000	47,764
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	100,000	103,317
3.25%, 06/15/27 (a)	66,000	69,542
Canadian National Railway Co.
6.90%, 07/15/28	35,000	49,945
Canadian Pacific Railway Co.
2.05%, 03/05/30 (a)	75,000	69,901
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	61,760
CSX Corp.
3.80%, 03/01/28 (a)	200,000	212,885
4.25%, 03/15/29 (a)	50,000	56,322
2.40%, 02/15/30 (a)	50,000	48,222
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	80,000	64,270
3.75%, 10/28/29 (a)	50,000	40,300
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	73,864
4.20%, 10/17/28 (a)	75,000	77,889
3.10%, 08/05/29 (a)	70,000	68,874
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	104,132
Kansas City Southern
2.88%, 11/15/29 (a)	50,000	48,210
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	29,794
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	75,000	78,981
3.15%, 06/01/27 (a)	100,000	103,906
2.55%, 11/01/29 (a)	25,000	24,234
Ryder System, Inc.
2.90%, 12/01/26 (a)	25,000	24,573
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	21,952
3.45%, 11/16/27 (a)	25,000	22,735
2.63%, 02/10/30 (a)	35,000	29,451
Union Pacific Corp.
3.75%, 07/15/25 (a)	100,000	103,171
2.75%, 03/01/26 (a)	100,000	100,727
2.15%, 02/05/27 (a)	25,000	24,369
3.95%, 09/10/28 (a)	50,000	53,805
3.70%, 03/01/29 (a)	150,000	160,495
2.40%, 02/05/30 (a)	75,000	73,129
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	36,387	36,026
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	131,424	129,483
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	44,749	43,882
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	46,651	45,406
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	75,000	81,449
2.40%, 11/15/26 (a)	75,000	76,587
3.05%, 11/15/27 (a)	25,000	25,538

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 03/15/29 (a)	75,000	79,005
2.50%, 09/01/29 (a)	25,000	24,175
		2,918,337
		72,088,133

Utility 5.7%
Electric 5.0%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	36,744
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	37,164
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	125,000	133,712
2.30%, 03/01/30 (a)	50,000	46,712
Appalachian Power Co.
3.40%, 06/01/25 (a)	25,000	24,959
3.30%, 06/01/27 (a)	75,000	77,186
Arizona Public Service Co.
2.60%, 08/15/29 (a)	50,000	48,295
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	51,493
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)(c)	50,000	54,338
3.25%, 04/15/28 (a)	100,000	103,392
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	51,262
3.05%, 10/15/29 (a)	25,000	23,719
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	80,128
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	30,000	28,420
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	77,412
3.38%, 09/15/29 (a)(c)	25,000	23,784
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	48,626
3.45%, 08/15/27 (a)	25,000	25,959
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	60,000	60,343
2.95%, 08/15/27 (a)	100,000	101,769
2.20%, 03/01/30 (a)	60,000	57,814
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	52,292
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	19,000	19,324
3.80%, 05/15/28 (a)	25,000	26,598
4.00%, 12/01/28 (a)	33,000	36,205
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	154,894
4.25%, 06/01/28 (a)	35,000	36,694
DTE Electric Co.
2.25%, 03/01/30 (a)	60,000	58,087
DTE Energy Co.
2.85%, 10/01/26 (a)	50,000	49,278
3.80%, 03/15/27 (a)	50,000	50,991
3.40%, 06/15/29 (a)	50,000	49,963
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	100,000	99,173
2.45%, 02/01/30 (a)	50,000	50,043
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
2.65%, 09/01/26 (a)	125,000	124,517
3.15%, 08/15/27 (a)	50,000	50,356
3.40%, 06/15/29 (a)	110,000	112,702
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	134,704
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	50,000	53,729
3.70%, 09/01/28 (a)	75,000	80,161
3.45%, 03/15/29 (a)	50,000	53,198
Edison International
5.75%, 06/15/27 (a)	50,000	52,006
Emera US Finance LP
3.55%, 06/15/26 (a)	75,000	71,438
Enel Americas S.A.
4.00%, 10/25/26 (a)	50,000	47,541
Enel Chile S.A.
4.88%, 06/12/28 (a)	70,000	68,564
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	79,425
Entergy Corp.
2.95%, 09/01/26 (a)	25,000	24,585
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	50,000	51,371
3.12%, 09/01/27 (a)	15,000	15,459
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	81,947
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	35,000	39,184
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	71,618
Exelon Corp.
3.95%, 06/15/25 (a)	50,000	50,837
3.40%, 04/15/26 (a)	75,000	73,191
FirstEnergy Corp.
3.90%, 07/15/27 (a)	125,000	127,204
2.65%, 03/01/30 (a)	30,000	28,043
Florida Power & Light Co.
2.85%, 04/01/25 (a)	25,000	26,037
3.13%, 12/01/25 (a)	50,000	52,796
Fortis, Inc.
3.06%, 10/04/26 (a)	50,000	48,272
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	76,509
2.65%, 09/15/29 (a)	45,000	43,643
Gulf Power Co.
3.30%, 05/30/27 (a)	25,000	26,078
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	105,660
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	77,962
3.35%, 11/15/27 (a)	30,000	30,809
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	75,000	81,421
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	51,397
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	75,000	76,853
3.40%, 02/07/28 (a)	50,000	51,740
3.90%, 11/01/28 (a)	30,000	30,994
3.70%, 03/15/29 (a)	50,000	52,278
2.40%, 03/15/30 (a)	25,000	23,586

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nevada Power Co.
3.70%, 05/01/29 (a)	50,000	53,085
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26 (a)	75,000	76,958
3.55%, 05/01/27 (a)	100,000	102,417
3.50%, 04/01/29 (a)	125,000	127,991
4.80%, 12/01/77 (a)(b)	50,000	41,809
NSTAR Electric Co.
3.20%, 05/15/27 (a)	50,000	50,420
3.25%, 05/15/29 (a)	100,000	103,554
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	25,000	26,969
3.30%, 03/15/30 (a)	30,000	30,683
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	25,000	26,086
3.70%, 11/15/28 (a)	125,000	136,437
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	75,000	74,485
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	75,000	80,258
Public Service Electric & Gas Co.
3.00%, 05/15/25 (a)	30,000	27,833
2.25%, 09/15/26 (a)	100,000	102,306
3.65%, 09/01/28 (a)	50,000	54,178
2.45%, 01/15/30 (a)	20,000	19,992
Puget Energy, Inc.
3.65%, 05/15/25 (a)	30,000	29,825
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	50,000	50,079
Southern California Edison Co.
3.70%, 08/01/25 (a)	35,000	36,075
3.65%, 03/01/28 (a)	50,000	51,923
4.20%, 03/01/29 (a)	100,000	106,900
2.85%, 08/01/29 (a)	25,000	24,052
Southern Co.
3.25%, 07/01/26 (a)	100,000	99,280
Southern Power Co.
4.15%, 12/01/25 (a)	40,000	41,156
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	50,000	48,621
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	80,050
2.95%, 03/15/30 (a)	50,000	51,901
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	25,000	25,899
3.50%, 03/15/27 (a)	50,000	52,448
3.80%, 04/01/28 (a)	100,000	106,919
2.88%, 07/15/29 (a)	50,000	49,904
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	35,000	35,496
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	102,409
4.00%, 06/15/28 (a)	50,000	52,809
		6,405,795
Natural Gas 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	50,000	50,179
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	54,546
NiSource, Inc.
3.49%, 05/15/27 (a)	75,000	76,123
2.95%, 09/01/29 (a)	50,000	47,865
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	60,000	60,787
Sempra Energy
3.75%, 11/15/25 (a)	25,000	24,260
3.25%, 06/15/27 (a)	50,000	49,314
3.40%, 02/01/28 (a)	75,000	75,309
Southern California Gas Co.
2.60%, 06/15/26 (a)	75,000	74,162
2.55%, 02/01/30 (a)	50,000	50,015
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	35,838
		598,398
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	60,000	59,561
3.45%, 06/01/29 (a)	100,000	108,227
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	50,000	50,982
		218,770
		7,222,963
Total Corporates
(Cost $130,956,760)		125,776,481
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32% (g)	516,556	516,556
Total Other Investment Company
(Cost $516,556)		516,556
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,340,641 or 3.4% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended March 31, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 3/31/20	Face amount at 3/31/20	Interest Income Earned
Charles Schwab Corp., 3.20%, 03/02/27	$262,441	$—	($102,286)	($3,093)	($2,612)	$154,450	150,000	$1,200
Charles Schwab Corp., 3.25%, 05/22/29	—	32,405	—	—	(2,489)	29,916	30,000	37
Charles Schwab Corp., 4.63%, 03/22/30	—	111,796	—	—	(1,467)	110,329	100,000	—
Total	$262,441	$144,201	($102,286)	($3,093)	($6,568)	$294,695		$1,237
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$125,776,481	$—	$125,776,481
Other Investment Company[1]	516,556	—	—	516,556
Total	$516,556	$125,776,481	$—	$126,293,037
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR20